UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act File Number	811-21757

American Independence Funds Trust
(Exact Name of Registrant as Specified in Charter)

335 Madison Avenue, Mezzanine, New York, NY	10017
(Address of Chief executive offices)	(Zip code)

Eric M. Rubin President 335 Madison Avenue, Mezzanine, New York, NY 10017
(Name and Address of Agent for Service)

with a copy to:
Jon S. Rand, Esq.
Dechert LLC
30 Rockefeller Plaza
New York, New York 10112-2200

Registrant’s Telephone Number, Including Area Code:	888-266-8787
Date of Fiscal Year End:	10/31/2008
Date of Reporting Period:	7/31/2008

Item 1. Schedule of Investments. – The Schedule of Investments as of July 31, 2008 is filed herewith.

American Independence Funds	Schedule of Portfolio Investments
Stock Fund	July 31, 2008 - (Unaudited)

Security Description	Shares	Value ($)
Common Stocks (94.36%)

Brokerage (1.24%)
Lazard Ltd.	30,000	1,224,300

Communications (6.18%)
American Tower Corp. (a)	20,000	838,000
eBay, Inc. (a)	20,000	503,400
Walt Disney Co. (The)	156,000	4,734,600
		6,076,000

Consumer Discretionary (13.85%)
Abercrombie & Fitch Co.	11,500	635,030
McDonald's Corp.	66,197	3,957,919
Nike, Inc.	41,103	2,411,924
Philip Morris International, Inc.	57,868	2,988,882
Saks, Inc. (a)	65,000	662,350
UST, Inc.	34,935	1,837,930
Wal-Mart Stores, Inc.	19,250	1,128,435
		13,622,470

Consumer Staples (9.63%)
Diageo PLC - ADR	40,000	2,815,200
Imperial Tobacco Group PLC - ADR	43,100	3,229,483
Kraft Foods, Inc.	72,416	2,304,277
Macquarie Infrastructure Group	50,000	1,121,000
		9,469,960

Energy (8.10%)
Chevron Corp.	12,400	1,048,544
Occidental Petroleum Corp.	74,300	5,857,069
Spectra Energy Corp.	39,143	1,063,515
		7,969,128

Financial (29.14%)
Affiliated Managers Group, Inc. (a)	12,240	1,057,536
AllianceBernstein Holding LP	23,500	1,220,825
Ameriprise Financial, Inc.	28,000	1,190,000
Colonial BancGroup, Inc.	341,830	2,276,588
Comerica, Inc.	105,720	3,036,278
Fifth Third BanCorp.	299,735	4,187,298
GLG Partners, Inc.	120,510	1,112,307
Hartford Financial Services, Inc.	17,650	1,118,834
Lehman Brothers Holdings, Inc.	80,000	1,387,200
National Financial Partners Co.	180,301	3,759,276
Och-Ziff Capital Management Group, Inc.	15,750	257,355
PNC Financial Services Group, Inc.	50,000	3,564,500

See Accompanying Notes to Schedule of Portfolio Investments

American Independence Funds	Schedule of Portfolio Investments
Stock Fund	July 31, 2008 - (Unaudited)

Security Description	Shares	Value ($)
SVB Financial Group (a)	47,635	2,743,300
XL Capital Ltd.	98,100	1,755,009
		28,666,306

Healthcare (3.52%)
Baxter International, Inc.	50,500	3,464,805

Industrial (11.96%)
3M Co.	26,677	1,877,794
Burlington Northern Santa Fe Corporation	14,000	1,457,820
General Electric Co.	124,500	3,522,105
Honeywell International, Inc.	46,700	2,374,228
Kansas City Southern Railway Company (a)	33,000	1,815,000
Ryder System, Inc.	11,000	725,560
		11,772,507

Technology (7.19%)
Apple, Inc. (a)	3,500	556,325
Microsoft Corp.	136,964	3,522,714
Oracle Corp. (a)	60,000	1,291,800
Research In Motion Ltd. (a)	13,850	1,701,057
		7,071,896

Utilities (3.55%)
Entergy Corp.	32,700	3,496,284

Total Common Stocks (Cost $ 75,418,229)		92,833,656

Money Market (7.29%)

American Beacon Money Market Fund	7,171,817	7,171,817

Total Money Market (Cost $ 7,171,817)		7,171,817

Total Investments
(Cost $ 82,590,046) (b) – 101.65%		100,005,473

Liabilities in excess of other assets – (1.65%)		(1,622,334)

NET ASSETS – 100.00%		98,383,139

(a) Non-income producing security.
(b) See Accompanying Notes to Schedule of Portfolio Investments for tax unrealized appreciation (depreciation) of securities.
ADR - American Depositary Receipt

See Accompanying Notes to Schedule of Portfolio Investments

American Independence Funds	Schedule of Portfolio Investments
Financial Services Fund	July 31, 2008 - (Unaudited)

Security Description	Shares	Value ($)
Common Stocks (79.00%)

Asset Management (19.72%)
Affiliated Managers Group, Inc. (a)	900	77,760
AllianceBernstein Holding LP	1,075	55,846
Ameriprise Financial, Inc.	750	31,875
CME Group, Inc.	30	10,804
Franklin Resources, Inc.	375	37,729
GLG Partners, Inc.	6,500	59,995
National Financial Partners Co.	3,277	68,325
Och-Ziff Capital Management Group, Inc.	2,275	37,174
		379,508

Banks (31.21%)
Bank of New York Mellon Corp.	1,250	44,375
Banner Corp.	1,800	17,154
Citizens Republic Bancorp, Inc.	7,600	25,460
Colonial BancGroup, Inc.	6,245	41,592
Comerica, Inc.	1,926	55,315
Cullen/Frost Bankers, Inc.	330	17,404
Fifth Third BanCorp.	4,715	65,869
Huntington Bancshares, Inc.	6,400	44,928
Marshall & Ilsley Corp.	1,500	22,800
People's United Financial, Inc.	3,000	50,940
PNC Financial Services Group, Inc.	1,300	92,677
Royal Bank of Scotland Group PLC - ADR	2,300	9,775
SVB Financial Group (a)	880	50,679
Westamerica Bancorporation	750	39,000
Zions Bancorporation	760	22,245
		600,213

Brokerage (11.54%)
Lazard Ltd.	2,090	85,293
Lehman Brothers Holdings, Inc.	2,630	45,604
Penson Worldwide, Inc. (a)	4,950	91,179
		222,076

Insurance (7.18%)
AON Corp.	930	42,594
RenaissanceRe Holdings Ltd.	1,210	61,553
XL Capital Ltd.	1,900	33,991
		138,138

Specialty Insurance (9.35%)
Hartford Financial Services, Inc.	1,155	73,215
MetLife, Inc.	720	36,554
Zenith National Insurance Corp.	2,040	70,196
		179,965

Total Common Stocks (Cost $ 1,507,067)		1,519,900

See Accompanying Notes to Schedule of Portfolio Investments

American Independence Funds	Schedule of Portfolio Investments
Financial Services Fund	July 31, 2008 - (Unaudited)

Security Description	Shares	Value ($)
Preferred Stocks (2.48%)

Banks (2.48%)
National City Cap Trust III	3,750	47,625

Total Preferred Stocks (Cost $ 50,438)		47,625

Investment Companies (7.28%)

KBW Bank ETF	3,000	98,070
KBW Regional Banking ETF	1,387	42,040

Total Investment Companies (Cost $ 137,731)		140,110

Total Investments
(Cost $ 1,695,236) (b) – 88.76%		1,707,635

Cash in bank – 13.96%		268,573

Liabilities in excess of other assets – 2.72%		(52,190)

NET ASSETS – 100.00%		1,924,018

(a) Non-income producing security.
(b) See Accompanying Notes to Schedule of Portfolio Investments for tax unrealized appreciation (depreciation) of securities.
ADR - American Depositary Receipt
ETF - Exchange-Traded Fund

See Accompanying Notes to Schedule of Portfolio Investments

American Independence Funds	Schedule of Portfolio Investments
International Equity Fund	July 31, 2008 - (Unaudited)

Security Description	Shares	Value ($)
Common Stocks (95.36%)

Australia (0.90%)
Brambles Ltd.	61,200	475,513
Computershare Ltd.	58,000	477,962
		953,475

China (3.13%)
China Yurun Food Group Ltd.	993,400	1,436,315
Yanzhou Co.al Mining Co. Ltd.	1,028,300	1,882,194
		3,318,509

Finland (1.54%)
OKO Bank PLC	99,000	1,632,369

France (11.03%)
AXA SA	17,300	512,348
BNP Paribas SA	18,200	1,811,341
Rallye SA	29,800	1,442,003
Sanofi-Aventis SA	22,200	1,560,805
Societe Generale Group	7,700	718,771
Total SA	37,100	2,858,966
Vinci SA	19,400	1,104,594
Vivendi	40,000	1,682,864
		11,691,692

Germany (11.42%)
BASF SE	35,200	2,248,561
Deutsche Telekom AG	89,800	1,560,521
E.ON AG	14,800	2,834,175
MAN AG	13,800	1,392,593
Muenchener Rueckversicherungs AG	7,000	1,166,430
Siemens AG	20,000	2,444,427
ThyssenKrupp AG	8,200	457,297
		12,104,004

Hong Kong (6.20%)
ICBC Asia	634,000	1,509,911
Jardine Matheson Holdings Ltd.	47,800	1,510,480
VTech Holdings Ltd.	179,000	1,094,429
Wing Lung Bank Ltd.	125,300	2,458,910
		6,573,730

Italy (6.10%)
Enel SpA	148,900	1,380,876
Snam Rete Gas SpA	193,000	1,280,294
Terna Rete Elettrica Nazionale SpA	379,500	1,580,633

See Accompanying Notes to Schedule of Portfolio Investments

American Independence Funds	Schedule of Portfolio Investments
International Equity Fund	July 31, 2008 - (Unaudited)

Security Description	Shares	Value ($)
UniCredit SpA	195,900	1,177,295
Unione di Banche Italiane SCPA	43,700	1,041,629
		6,460,727

Japan (18.64%)
Amada Co. Ltd.	151,000	1,039,931
Canon, Inc.	31,500	1,448,209
Hitachi Koki Co. Ltd.	82,000	1,093,739
Mitsubishi Corp.	82,600	2,427,047
Mitsubishi UFJ Financial Group	138,700	1,248,345
Mizuho Financial Group, Inc.	228	1,111,628
Nintendo Co. Ltd.	3,400	1,657,691
Nissan Motor Co. Ltd.	125,000	973,259
NTT Corp.	400	2,050,331
Sumitomo Mitsui Financial Group, Inc.	188	1,477,722
Takeda Pharmaceutical Co. Ltd.	28,500	1,518,979
Tokio Marine Holdings, Inc.	13,000	491,635
Toshiba TEC Corp.	242,000	1,341,390
Toyota Motor Corp.	43,300	1,870,305
		19,750,211

Luxembourg (2.65%)
ArcelorMittal	31,431	2,805,525

Netherlands (3.12%)
Nutreco Holding NV	15,300	1,021,512
Royal Dutch Shell PLC - A Shares	64,000	2,285,251
		3,306,763

Norway (3.47%)
Cermaq ASA	43,000	440,625
DnB NOR ASA	88,300	1,142,657
StatoilHydro ASA	63,400	2,088,831
		3,672,113

Portugal (2.30%)
Banco Espirito Santo SA	70,800	1,065,230
Energias de Portugal SA	250,700	1,374,636
		2,439,866

Singapore (3.60%)
Jardine Cycle & Carriage Ltd.	140,900	1,797,057
United Overseas Bank Ltd.	141,700	2,018,660
		3,815,717

Spain (0.22%)
Abertis Infraestructuras SA	10,800	230,135

See Accompanying Notes to Schedule of Portfolio Investments

American Independence Funds	Schedule of Portfolio Investments
International Equity Fund	July 31, 2008 - (Unaudited)

Security Description	Shares	Value ($)
Sweden (1.65%)
Nordea Bank AB	81,500	1,163,287
Scania AB	37,400	589,983
		1,753,270

Switzerland (3.84%)
Novartis AG	43,000	2,563,580
Swiss Reinsurance Co.	14,100	883,017
UBS AG (a)	31,680	616,361
		4,062,958

United Kingdom (13.98%)
Anglo American PLC	35,581	2,059,489
AstraZeneca PLC	31,500	1,540,513
British American Tobacco PLC	55,900	2,024,873
Dairy Crest Group PLC	108,400	845,784
Diageo PLC	92,300	1,610,426
HSBC Holdings PLC	66,500	1,105,588
Imperial Tobacco Group PLC	32,100	1,202,200
Royal & Sun Alliance Insurance Group PLC	205,200	536,330
Venture Production PLC	88,900	1,303,597
Vodafone Group PLC	955,962	2,577,204
		14,806,004

United States (1.57%)
Philip Morris International, Inc.	32,200	1,663,130

Total Common Stocks (Cost $ 91,069,663)		101,040,198

Warrants (0.00%) *

Hong Kong (0.00%) *
Industrial & Commercial Bank of China ASI (a)	444	37

Total Warrants (Cost $ 0)		37

Money Market (3.99%)

United States (3.99%)
Dreyfus Cash Management	2,110,794	2,110,794
Dreyfus Cash Management Plus	2,110,794	2,110,794
Total Money Market (Cost $ 4,221,588)		4,221,588

See Accompanying Notes to Schedule of Portfolio Investments

American Independence Funds	Schedule of Portfolio Investments
International Equity Fund	July 31, 2008 - (Unaudited)

Security Description	Shares	Value ($)
Total Investments
(Cost $ 95,291,251) (b) – 99.35%		105,261,823

Other assets in excess of liabilities – 0.65%		692,844

NET ASSETS – 100.00%		105,954,667

(a) Non-income producing security.
(b) See Accompanying Notes to Schedule of Portfolio Investments for tax unrealized appreciation (depreciation) of securities.
* Rounds to less than 0.01%.

See Accompanying Notes to Schedule of Portfolio Investments

American Independence Funds	Schedule of Portfolio Investments
Short-Term Bond Fund	July 31, 2008 - (Unaudited)

Security Description	Principal ($)	Value ($)
Asset Backed Securities (18.02%)

Advanta Business Card Master Trust, Series 2005-C1, 2.97%, 8/22/11 †	2,000,000	1,974,027
Aerco Limited, Series 2A, Class A4, 2.98%, 7/15/25 † (b)	2,276,400	2,139,816
Bank One Issuance Trust, Series 2004-A1, Class A1, 3.45%, 10/17/11	2,000,000	2,001,964
Chase Credit Card Master Trust, Series 2003-5, Class A, 2.58%, 1/17/11 †	4,160,000	4,159,574
Chase Funding Mortgage Loan Asset-Backed Certificates,
Series 2003-1, Class 2M1, 3.44%, 9/25/32 †	727,027	642,141
Chase Funding Mortgage Loan Asset-Backed Certificates,
Series 2003-4, Class 2M1, 3.36%, 3/25/33 †	1,443,131	1,007,536
Chase Funding Mortgage Loan Asset-Backed Certificates,
Series 2003-5, Class 2M1, 3.06%, 5/25/33 †	2,182,079	1,553,006
Chase Issuance Trust, series 2006-A1, Class A, 2.50%, 4/15/13 †	500,000	489,694
Chase Manhattan Auto Owner Trust, Series 2005-A, Class A3, 3.87%, 6/15/09	512,889	513,137
Citibank Credit Card Issuance, Series 2006-A5, Class A5, 5.30%, 5/20/11	3,000,000	3,045,772
Countrywide Asset-Backed Certificates,
Series 2005-13, Class MV1, 2.90%, 4/25/36 †	2,000,000	1,300,722
Countrywide Home Equity Loan Trust,
Series 2004-I, Class A, 2.75%, 2/15/34 †	64,359	37,299
Credit-Based Asset Servicing & Securitization LLC,
Series 2001-CB4, Class 1A1, 3.36%, 11/25/33 †	1,896,009	1,787,462
Fannie Mae Grantor Trust Series 2003-T4, Class 1A, 2.57%, 9/26/33 †	15,372	14,323
Fannie Mae Whole Loan, Series 2001-W1, Class AV1, 2.70%, 8/25/31 †	20,270	18,088
Fannie Mae Whole Loan, Series 2002-W2, Class AF5, 6.45%, 6/25/32	1,845,407	1,686,844
Fifth Third Home Equity Loan Trust, Series 2003-1, Class A, 2.71%, 9/20/23 †	180,123	97,414
First Horizon ABS Trust, Series 2004-HE1, Class A, 2.67%, 1/25/24 †	43,043	22,610
First Horizon ABS Trust, Series 2004-HE3, Class A, 2.75%, 10/25/34 †	81,911	40,741
Fleet Home Equity Loan Trust, Series 2003-1, Class A, 2.71%, 1/20/33 †	72,005	49,587
Freddie Mac Structured Pass Through Securities,
Series T-31, Class A7, 2.71%, 5/25/31 †	218,527	215,233
Freddie Mac Structured Pass Through Securities,
Series T-32, Class A1, 2.72%, 8/25/31 †	49,665	44,660
GMAC Mortgage Corp. Loan Trust, Series 2001-HE3, Class A2, 3.02%, 3/25/27 †	33,796	19,321
Greenpoint Home Equity Loan Trust, Series 2004-1, Class A, 2.92%, 7/25/29 †	63,369	44,068
MBNA Credit Card Master Note Trust, Series 2006-A1, Class A1, 4.90%, 7/15/11	3,000,000	3,026,150
MSDWCC Heloc Trust, Series 2003-1, Class A, 2.73%, 11/25/15 †	62,355	52,948
Navistar Financial Corp. Owner Trust, Series 2005-A, Class A3, 4.22%, 2/15/10	74,760	74,895
Option One Mortgage Loan Trust, Series 2002-6, Class A2, 3.26%, 11/25/32 †	2,251,935	1,970,654
Option One Mortgage Loan Trust, Series 2003-1, Class A2, 3.30%, 2/25/33 †	33,905	26,181
Residential Asset Mortgage Products, Inc.,
Series 2003-RS4, Class AIIB, 3.12%, 5/25/33 †	1,942,338	1,131,639
Residential Asset Mortgage Products, Inc.,
Series 2003-RS5, Class AI6, 4.02%, 4/25/33 †	1,621,095	1,369,043
Residential Asset Securities Certificates,
Series 2004-KS4, Class A2B3, 3.22%, 5/25/34 †	2,357,285	1,535,745
Residential Funding Mortgage Securities,
Series 2003-HS3, Class A2B, 2.75%, 8/25/33 †	62,637	47,286
USAA Auto Owner Trust, Series 2005-2, Class A3, 4.00%, 12/15/09	13,351	13,357
Wachovia Asset Securitization, Inc., Series 2002-HE2, Class A, 2.89%, 12/25/32 †	272,478	206,051
Wachovia Asset Securitization, Inc., Series 2003-HE2, Class AII1, 2.72%, 6/25/33 †	38,209	26,387
Total Asset Backed Securities (Cost $ 36,690,496)		32,385,375

Collateralized Mortgage Obligations (15.75%)

Banc of America Mortgage Securities, Series 2002-G, Class 2A1, 6.29%, 7/20/32 †	2,810	2,718
Banc of America Mortgage Securites, Series 2003-E, Class 2A2, 4.71%, 6/25/33 †	1,597,680	1,601,422
Banc of America Mortgage Securities, Series 2004-L, Class 1A1, 6.25%, 1/25/35 †	426,540	422,383
Bear Stearns Alt-A Trust, Series 2004-9, Class 3A1, 5.21%, 9/25/34 †	1,424,682	1,219,927
Bear Stearns Alt-A Trust, Series 2005-2, Class 2A5, 4.65%, 4/25/35 †	1,018,033	772,900
Citicorp Mortgage Securities, Series 2004-5, Class 1A29, 4.75%, 8/25/34	1,832,580	1,811,338
Countrywide Alternative Loan Trust, Series 2005-85CB, Class 2A2, 5.50%, 2/25/36	1,606,732	1,460,435
Countrywide Home Equity Loan Trust, Series 2004-25, Class 1A3, 2.82%, 2/25/35 †	106,333	83,496

See Accompanying Notes to Schedule of Portfolio Investments

American Independence Funds	Schedule of Portfolio Investments
Short-Term Bond Fund	July 31, 2008 - (Unaudited)

Security Description	Principal ($)	Value ($)
Countrywide Home Equity Loan Trust,
Series 2005-11, Class 4A1, 2.73%, 4/25/35 †	253,954	166,616
Fannie Mae, Series 1993-9, Class FB, 3.87%, 1/25/23 †	1,683,269	1,705,692
Fannie Mae, Series 2003-6, Class JE, 5.50%, 9/25/28	783,546	792,229
Fannie Mae, Series 2005-57, Class CK, 5.00%, 7/25/35	761,999	765,109
Fannie Mae Grantor Trust, Series 2002-T5, Class A1, 2.70%, 5/25/32 †	239,847	211,647
Federal Home Loan Banks, Series 0582, Class H, 4.75%, 10/25/10	1,866,772	1,882,528
First Horizon Alternative Mortgage Securities Trust,
Series 2006-FA6, Class 2A1, 6.25%, 11/25/36	1,235,270	1,212,412
Freddie Mac Structured Pass Through Securities,
Series T-54, Class 4A, 5.98%, 2/25/43 †	104,747	103,253
Freddie Mac Structured Pass Through Securities,
Series T-57, Class 1A, 7.00%, 7/25/43	558,510	591,720
Freddie Mac Structured Pass Through Securities,
Series T-63, Class 1A1, 4.73%, 2/25/45 †	236,130	216,530
Freddie Mac, Series 1689, Class F, 3.15%, 3/15/24 †	1,388,810	1,374,157
Freddie Mac, Series 1689, Class FG, 3.15%, 3/15/24 †	655,223	653,261
Freddie Mac, Series 2736, Class DB, 3.30%, 11/15/26	1,668,118	1,655,657
GSR Mortgage Loan Trust, Series 2004-4, Class B1, 6.52%, 4/25/32 †	1,557,255	1,411,951
Lehman Mortgage Trust, Series 2006-1, Class 1A3, 5.50%, 2/25/36	1,752,696	1,610,289
Merrill Lynch Mortgage Investors, Inc.,
Series 2003-A2, Class 2A2, 4.40%, 2/25/33 †	35,715	35,867
MLCC Mortgage Investors, Inc., Series 1999-A, Class A, 2.84%, 3/15/25 †	92,692	69,846
MLCC Mortgage Investors, Inc., Series 2003-B, Class A1, 2.80%, 4/25/28 †	73,160	66,025
Mound Financing PLC, Series 4A, Class 2C, 3.34%, 2/8/42 † (b)	2,000,000	1,979,392
Residential Accredit Loans, Inc., Series 2006-QS7, Class A1, 6.00%, 6/25/36	1,710,000	1,507,601
Residential Asset Securities Corp., Series 2006-A1, Class 1A6, 2.96%, 4/25/36 †	1,848,534	1,394,484
Sequoia Mortgage Trust, Series 10, Class 1A, 2.86%, 10/20/27 †	76,525	73,266
Sequoia Mortgage Trust, Series 9, Class 1A, 3.16%, 9/20/32 †	90,783	84,616
Structured Adjustable Rate Mortgage Loan Trust,
Series 2004-20, Class 1A1, 5.21%, 1/25/35 †	472,644	427,524
Structured Asset Securities Corp., Series 2003-9A, Class 2A1, 6.49%, 3/25/33 †	31,012	30,231
Washington Mutual Mortgage Pass-Through Certificates,
Series 2006-AR2, Class A1B, 4.23%, 4/25/46 †	1,969,968	799,124
Washington Mutual, Series 2005-AR1, Class A1A, 2.78%, 1/25/45 †	141,460	99,957
Total Collateralized Mortgage Obligations (Cost $ 31,260,557)		28,295,603

Corporate Bonds (2.70%)

Basic Materials (0.10%)
Alcan, Inc., 6.25%, 11/1/08	170,000	170,766

Communications (0.14%)
Cisco Systems, Inc., 5.25%, 2/22/11	250,000	257,339

Consumer Staples (0.40%)
Target Corp., 6.35%, 1/15/11	200,000	208,691
WM Wrigley Jr Co., 4.30%, 7/15/10	500,000	496,120
		704,811

Energy (0.20%)
Halliburton Company, 5.5%, 10/15/10	350,000	361,519

Financial (1.69%)
Amsouth Bancorp, 6.13%, 3/01/09	100,000	99,478
Caterpillar Financial Services Corp., 3.75%, 5/15/09	250,000	248,686
General Electric Co., 3.75%, 12/15/09	500,000	503,067
General Electric Co., 5.25% 10/27/09	1,250,000	1,275,575
Hartford Life Global Funding, 2.95%, 9/15/09 †	200,000	199,928

See Accompanying Notes to Schedule of Portfolio Investments

American Independence Funds	Schedule of Portfolio Investments
Short-Term Bond Fund	July 31, 2008 - (Unaudited)

Security Description	Principal ($)	Value ($)
IBM International Group Capital, 5.05%, 10/22/12	700,000	716,470
		3,043,204

Healthcare (0.17%)
Abbott Laboratories, 5.15%, 11/30/12	300,000	307,676

Total Corporate Bonds (Cost $ 4,796,644)		4,845,315

Medium Term/Senior Note (0.43%)

Financial (0.43%)
Goldman Sachs Group, Inc., 6.65%, 5/15/09	750,000	767,027

Total Medium Term/Senior Note (Cost $ 758,894)		767,027

Taxable Municipal Bonds Total (1.04%)

Missouri (0.18%)
Higher Education Loan Authority Revenue, Series N, 2.53%, 7/1/32 (c)†	400,000	320,000

Pennsylvania (0.30%)
Higher Education Assistance Agency, 3.46%, 9/1/43 (c) †	600,000	540,000

Taxas (0.56%)
Brazos, Series A-11, 3.96%, 12/1/38 (c)†	600,000	540,000
Panhandle-Plains, Series A-3, 3.71%, 4/1/31 (c) †	500,000	470,000
		1,010,000

Total Taxable Municipal Bonds Total (Cost $ 2,100,000)		1,870,000

U.S. Government Agency Pass-Through Securities (4.64%)

Federal National Mortgage Association (4.62%)
5.50%, 1/1/10, Pool #687086	82,957	83,986
4.50%, 4/1/13, Pool #254717	558,080	557,351
5.78%, 11/1/21, Pool #365421 †	54,647	55,856
4.11%, 5/1/34, Pool #784365 †	95,105	96,429
4.35%, 6/1/34, Pool #789463 †	294,964	301,302
4.31%, 9/1/34, Pool # 725897 †	904,858	903,706
4.83%, 1/1/35, Pool #810896 †	454,355	459,174
5.03%, 7/1/35, Pool #834933 †	666,452	672,019
5.15%, 10/1/35, Pool #840667 †	5,041,751	5,159,994
4.93%, 6/1/40, Pool #557072 †	14,281	14,253
		8,304,070

Federal Home Loan Mortgage Corporation (0.01%)
6.19%, 4/1/29, Pool #846367 †	12,333	12,443

Small Business Administration (0.01%)
6.22%, 5/25/15, Pool #502966 †	13,692	14,050

Total U.S. Government Agency Pass-Through Securities (Cost $ 8,249,509)		8,330,563

See Accompanying Notes to Schedule of Portfolio Investments

American Independence Funds	Schedule of Portfolio Investments
Short-Term Bond Fund	July 31, 2008 - (Unaudited)

Security Description	Principal ($)	Value ($)
U.S. Government Agency Securities (27.44%)

Federal Farm Credit Bank (0.56%)
5.08%, 3/16/09	1,000,000	1,014,091

Federal Home Loan Bank (1.71%)
5.09%, 10/7/08	500,000	502,155
5.00%, 10/2/09	500,000	511,556
4.88%, 5/14/10	2,000,000	2,059,984
		3,073,695

Federal National Mortgage Association (19.54%)
4.25%, 5/15/09	3,382,000	3,418,982
2.50%, 4/9/10	10,000,000	9,909,200
4.50%, 2/15/11	5,000,000	5,137,865
5.13%, 4/15/11	9,000,000	9,380,556
5.00%, 10/15/11	3,000,000	3,122,880
4.88%, 5/18/12	4,000,000	4,141,092
		35,110,575

Federal Home Loan Mortgage Corporation (5.61%)
4.63%, 12/19/08	1,000,000	1,007,325
4.75%, 3/5/09	1,000,000	1,011,546
4.13%, 11/30/09	1,000,000	1,014,619
3.25%, 2/25/11	1,500,000	1,494,122
5.88%, 3/21/11	1,000,000	1,010,546
2.75%, 4/11/11	2,000,000	1,974,772
4.63%, 10/25/12	2,500,000	2,566,958
		10,079,888

Small Business Administration - SBA (0.02%)
SBA Participation Certificates, Series 2000-10C, Class 1, 7.88%, 5/1/10	26,785	27,233

Total U.S. Government Agency Securities (Cost $ 48,947,174)		49,305,482

U.S. Treasury Obligations (27.66%)

U.S. Treasury Note (27.66%)
4.88%, 6/30/09	5,000,000	5,116,795
3.63%, 7/15/09	8,300,000	8,404,397
2.00%, 2/28/10	13,600,000	13,524,561
2.88%, 6/30/10	10,000,000	10,072,660
4.25%, 1/15/11	12,100,000	12,570,763
		49,689,176

Total U.S. Treasury Obligations (Cost $ 49,307,260)		49,689,176

See Accompanying Notes to Schedule of Portfolio Investments

American Independence Funds	Schedule of Portfolio Investments
Short-Term Bond Fund	July 31, 2008 - (Unaudited)

Security Description	Shares	Value ($)
Money Market (2.28%)

Dreyfus Cash Management Plus	4,104,736	4,104,736

Total Money Market (Cost $ 4,104,736)		4,104,736

Total Investments
(Cost $ 186,215,270) (a) – 99.96%		179,593,277

Other assets in excess of liabilities – 0.04%		71,183

NET ASSETS – 100.00%		179,664,460

(a) See Accompanying Notes to Schedule of Portfolio Investments for tax unrealized appreciation/(depreciation) of securities
(b) Represents a restricted security purchase under rule 144A which is exempt from registration under the Securities Act of 1933, as amended. These securities are considered illiquid, the total aggregate value of which is $4,119,208, or 2.29% of net assets.
(c) Security is valued in good faith under the procedures established by the Board of Trustees. The aggregate amount of securities fair valued is $1,870,000, which represents 1.04% of net assets.
† - Variable or floating rate security. This rate reflected on the Schedule of Portfolio Investments is the rate in effect at July 31, 2008.

See Accompanying Notes to Schedule of Portfolio Investments

American Independence Funds	Schedule of Portfolio Investments
Intermediate Bond Fund	July 31, 2008 - (Unaudited)

Security Description	Principal ($)	Value ($)
Asset Backed Securities (3.01%)

Harley-Davidson Motorcycle Trust, Series 2005-3, Class A2, 4.41%, 6/15/12	397,204	400,445
Household Automotive Trust, Series 2005-3, Class A3, 4.80%, 10/18/10	121,056	121,477
Hyundai Auto Receivables Trust, Series 2005-A, Class A3, 3.98%, 11/16/09	28,925	28,947
MSDWCC Heloc Trust, Series 2003-1, Class A, 2.73%, 11/25/15 †	62,355	52,948
Nissan Auto Receivables Owner Trust,
Series 2005-B, Class A3, 3.99%, 7/15/09	16,018	16,025
Triad Auto Receivables Owner Trust,
Series 2005-B, Class A3, 4.28%, 6/14/10	55,299	55,154
Wachovia Asset Securitization, Inc.,
Series 2003-HE2, Class AII1, 2.72%, 6/25/33 †	38,209	26,387
WFS Financial Owner Trust, Series 2005-3, Class A4, 4.39%, 5/17/13	300,000	301,827
Total Asset Backed Securities (Cost $ 1,018,977)		1,003,210

Collateralized Mortgage Obligations (14.56%)

CS First Boston Mortgage Securities Corp.,
Series 2004-AR5, Class 10A1, 5.01%, 6/25/34 †	102,709	85,965
Fannie Mae Grantor Trust, Series 2004-T3, Class 1A1, 6.00%, 2/25/44	421,873	430,004
Fannie Mae Whole Loan, Series 2004-W8, Class 3A, 7.50%, 6/25/44	168,615	181,908
Fannie Mae, Series 2002-16, Class XU, 5.50%, 4/25/17	2,534,118	2,581,898
Fannie Mae, Series 2002-49, Class KG, 5.50%, 8/25/17	469,496	477,920
Fannie Mae, Series 2003-92, Class HP, 4.50%, 9/25/18	399,752	395,638
Freddie Mac Structured Pass Through Securities,
Series T-58, Class 2A, 6.50%, 9/25/43	259,752	272,677
MLCC Mortgage Investors, Inc., Series 2003-B, Class A1, 2.80%, 4/25/28 †	60,967	55,021
Residential Accredit Loans, Inc.,
Series 2003-QS5, Class A1, 2.91%, 03/25/18 †	161,575	154,384
Sequoia Mortgage Trust, Series 10, Class 1A, 2.86%, 10/20/27 †	76,525	73,266
Washington Mutual, Series 2003-AR1, Class A6, 5.77%, 3/25/33 †	149,444	148,907
Total Collateralized Mortgage Obligations (Cost $ 4,761,550)		4,857,588

Corporate Bonds (18.80%)

Basic Materials (0.50%)
Alcoa, Inc., 6.00%, 1/15/12	165,000	165,421

Communications (0.53%)
Thomson Corp., 6.20%, 1/5/12	175,000	177,547

Consumer Discretionary (2.74%)
FedEx Corp., 7.52%, 1/15/18	107,992	114,665
Honeywell International, 6.13%, 11/1/11	250,000	265,768
Ingersoll-Rand Co. Ltd., 4.75%, 5/15/15	125,000	118,015
Masco Corp., 5.88%, 7/15/12	175,000	161,431
McDonald's Corp., 8.88%, 4/1/11	125,000	138,676
Thermo Fisher Scientific, 5.00%, 6/1/15	125,000	116,329
		914,884

See Accompanying Notes to Schedule of Portfolio Investments

American Independence Funds	Schedule of Portfolio Investments
Intermediate Bond Fund	July 31, 2008 - (Unaudited)

Security Description	Principal ($)	Value ($)
Consumer Staples (1.44%)
ConAgra Foods, Inc., 7.88%, 9/15/10	99,000	104,623
Kellogg Co., 6.60%, 4/1/11	210,000	220,799
Kraft Foods, Inc., 6.25%, 6/1/12	150,000	153,739
		479,161

Energy (0.51%)
Marathon Oil Corp., 6.13%, 3/15/12	165,000	169,910

Financial (10.46%)
American Express Credit Corp., 5.00%, 12/2/10	175,000	174,279
Bank of America Corp., 7.40%, 1/15/11	300,000	312,991
Bank One Corp., 10.00%, 8/15/10	230,000	246,842
Berkley Corp., 5.13%, 9/30/10	150,000	150,319
Citigroup, Inc., 6.50%, 1/18/11	115,000	118,094
City National Bank, 6.75%, 9/1/11	250,000	246,924
First Tennessee Bank, 5.05%, 1/15/15	200,000	171,106
First Union National Bank NA, 7.80%, 8/18/10	300,000	305,197
Firstar Bank N.A., 7.13%, 12/1/09	150,000	155,120
Goldman Sachs Group, Inc., 6.88%, 1/15/11	225,000	233,611
IBM International Group Capital, 5.05%, 10/22/12	300,000	307,058
Marshall & Ilsley Bank, 6.38%, 9/1/11	200,000	194,238
MetLife, Inc., 5.38%, 12/15/12	80,000	78,904
Morgan Stanley Dean Witter, 6.75%, 4/15/11	250,000	254,092
PNC Funding Corp., 6.13%, 2/15/09	150,000	151,125
ProLogis, 5.25%, 11/15/10 (b)	85,000	84,885
Safeco Corp., 4.88%, 2/1/10	150,000	148,317
U.S. Bank NA Minnesota, 6.38%, 8/1/11	150,000	156,631
		3,489,733

Healthcare (1.59%)
Abbott Laboratories, 5.60%, 11/30/17	200,000	201,716
American Home Products (WYETH), 6.95%, 3/15/11	135,000	142,625
Schering-Plough Corp., 5.55%, 12/1/13	185,000	186,058
		530,399

Industrial (0.52%)
Bemis Company, Inc., 4.88%, 4/1/12	175,000	173,932

Utilities (0.51%)
General Electric Co., 5.00%, 2/1/13	170,000	170,938

Total Corporate Bonds (Cost $ 6,355,390)		6,271,925

See Accompanying Notes to Schedule of Portfolio Investments

American Independence Funds	Schedule of Portfolio Investments
Intermediate Bond Fund	July 31, 2008 - (Unaudited)

Security Description	Principal ($)	Value ($)
Medium Term/Senior Note (0.71%)

Consumer Discretionary (0.71%)
Stanford University, Series A, 6.16%, 4/30/11	225,000	237,917

Total Medium Term/Senior Note (Cost $ 225,000)		237,917

U.S. Government Agency Pass-Through Securities (64.56%)

Federal National Mortgage Association (50.55%)
4.17%, 2/1/09, Pool #386844	449,611	448,838
4.67%, 1/1/10, Pool #385732	444,305	446,919
5.01%, 4/1/11, Pool #387392	719,524	728,177
4.61%, 7/1/12, Pool #387461	1,250,000	1,244,370
4.73%, 12/1/12, Pool #385682	445,469	443,094
5.78%, 11/1/21, Pool #365421 †	113,086	115,588
4.50%, 6/1/33, Pool #708318 †	114,455	116,043
4.00%, 1/1/34, Pool #765657 †	109,905	110,237
4.29%, 3/1/34, Pool #776486 †	165,549	166,897
4.83%, 1/1/35, Pool #810896 †	908,710	918,348
4.50%, 5/1/35, Pool #888482	1,005,426	927,694
5.50%, 1/1/36, Pool #745428	3,015,602	2,961,177
6.00%, 1/1/38, Pool #968675	1,149,686	1,147,150
6.00%, 6/1/38, Pool #889656	991,409	996,955
5.00%, TBA 30 year	1,000,000	949,375
5.50%, TBA 30 year	1,000,000	978,438
6.50%, TBA 30 year	1,000,000	1,026,562
7.00%, TBA 30 year	3,000,000	3,136,874
		16,862,736

Federal Home Loan Mortgage Corporation (10.93%)
4.50%, 11/1/18, Pool #B10834	692,576	674,261
6.19%, 4/1/29, Pool #846367 †	11,898	12,004
5.50%, TBA 30 year	2,000,000	1,955,000
6.00%, TBA 30 year	1,000,000	1,005,000
		3,646,265

Government National Mortgage Association (3.08%)
6.50%, 7/20/38, Pool #G24196	1,000,000	1,029,271

Total U.S. Government Agency Pass-Through Securities
(Cost $ 21,594,675)		21,538,272

U.S. Government Agency Securities (10.41%)

Fannie Mae, 4.63%, 10/15/14	1,250,000	1,273,965
Federal Farm Credit Bank, 5.00%, 9/21/09	500,000	511,436
Federal Home Loan Bank, 4.13%, 2/22/13	750,000	744,882

See Accompanying Notes to Schedule of Portfolio Investments

American Independence Funds	Schedule of Portfolio Investments
Intermediate Bond Fund	July 31, 2008 - (Unaudited)

Security Description	Principal ($)	Value ($)
Freddie Mac, 5.00%, 12/14/18	500,000	449,971
Tennessee Valley Authority Note, 4.50%, 4/1/18	500,000	493,006
Total U.S. Government Agency Securities (Cost $ 3,529,845)		3,473,260

U.S. Treasury Obligations (4.92%)

U.S. Treasury Bond (2.65%)
7.25%, 5/15/16	70,000	86,029
5.00%, 5/15/37	750,000	796,816
		882,845

U.S. Treasury Note (2.27%)
4.50%, 11/15/15	500,000	529,024
3.88%, 5/15/18	230,000	228,023
		757,047
Total U.S. Treasury Obligations (Cost $ 1,638,391)		1,639,892

Money Market (12.80%)

	Shares
American Beacon Money Market Fund	4,270,858	4,270,858
Total Money Market (Cost $ 4,270,858)		4,270,858

Total Investments
(Cost $ 43,394,686) (a) – 129.77%		43,292,922

Receivable for securities sold – 11.96%		3,990,567

Payable for securities sold – (42.02%)		(14,019,102)

Other assets in excess of liabilities – 0.29%		95,249

NET ASSETS – 100.00%		$33,359,636

See Accompanying Notes to Schedule of Portfolio Investments

American Independence Funds	Schedule of Portfolio Investments
Intermediate Bond Fund	July 31, 2008 - (Unaudited)

Futures Contract (0.03%)

		Unrealized
		Appreciation
Number of Contracts	Notional Amount	(Depreciation)
	($)	($)
Futures Contracts Purchased
5 September 2008 10-Year U.S.Treasury Note	574,140	7,188
16 September 2008 U.S. Long Bond	1,848,000	24,365

Futures Contracts Sold
4 September 2008 2-Year U.S.Treasury Note	848,000	(4,516)
12 September 2008 5-Year U.S.Treasury Note	1,336,031	(16,219)
		10,818

(a) See Accompanying Notes to Schedule of Portfolio Investments for tax unrealized appreciation/(depreciation) of securities
(b) Represents a restricted security purchase under rule 144A which is exempt from registration under the Securities Act of 1933, as amended. These securities are considered illiquid, the total aggregate value of which is $84,885, or 0.3% of net assets.
† - Variable or floating rate security. This rate reflected on the Schedule of Portfolio Investments is the rate in effect at July 31, 2008.

See Accompanying Notes to Schedule of Portfolio Investments

American Independence Funds	Schedule of Portfolio Investments
Kansas Tax-Exempt Bond Fund	July 31, 2008 - (Unaudited)

Security Description	Principal ($)	Value ($)
Municipal Bonds (94.71%)

Kansas (94.71%)
Augusta Waterworks Revenue, Series A, 5.00%, 4/1/19, Callable 10/1/14 @ 100, RADIAN	1,180,000	1,186,750
Bel Aire Kansas Public Building Commission Revenue, GO,
Series A, 4.50%, 6/1/12, Callable 12/1/09 @ 100	1,000,000	1,014,190
Burlington Environmental Improvement Revenue, Series K, 5.25%, 12/1/23, XLCA †	1,000,000	993,460
Butler & Sedgwick County, School District #385
5.00%, 9/1/19, Pre-refunded 9/1/10 @ 100, FGIC	100,000	105,577
5.60%, 9/1/12, FSA	1,775,000	1,947,761
GO 5.00%, 9/1/18, Callable 9/1/15 @ 100, MBIA	2,000,000	2,090,740
Butler County, School District #490
5.00%, 9/1/2023, Callable 9/1/2015 @ 100, FSA	500,000	516,515
5.00%, 9/1/2024, Callable 9/1/2015 @ 100, FSA	395,000	406,597
5.00%, 9/1/2024, Pre-refunded 9/1/2015 @ 100, FSA	690,000	758,862
Cherokee County, COP, 5.00%, 12/1/21, Callable 12/1/15 @ 100, FGIC	1,170,000	1,233,683
Chisholm Creek, Water & Sewer Revenue
5.25%, 9/1/2014, Pre-refunded 9/1/2012 @ 100, MBIA	710,000	772,778
5.25%, 9/1/2015, Pre-refunded 9/1/2012 @ 100, MBIA	400,000	435,368
Coffeyville Community College, Series A, 5.05%, 10/1/25, Pre-refunded 10/1/15 @ 100,	1,975,000	2,167,207
Cowley County, School District #465, GO , 5.25%, 10/1/15, Callable 10/1/13 @ 100, MBIA	1,310,000	1,410,176
Dodge Citi, School District #443, GO, 4.70%, 9/1/15,
Pre-refunded 9/1/08 @ 100, FSA, OID	975,000	977,213
Douglas County, GO, Series A, 5.00%, 8/1/18, Callable 8/1/13 @ 100, AMBAC	1,935,000	2,021,727
Ellis Water System Revenue, 5.00%, 10/1/26, Callable 10/1/16 @ 100	700,000	631,043
Franklin County
COP, Mental Health, 4.75%, 9/1/2021, Callable 9/1/2013 @ 100	750,000	743,490
School District #289, GO, 5.35%, 9/1/2011, Sinkable, FSA	230,000	247,356
Garnett Combined Utility Revenue, 5.00%, 10/1/17, Callable 10/1/08 @ 100, MBIA, OID	455,000	456,188
Geary County, School District #475, GO
5.25%, 9/1/20, Pre-refunded 9/1/15 @ 100, MBIA	2,025,000	2,251,962
5.25%, 9/1/18, Callable 9/1/15 @ 100, MBIA	795,000	860,754
5.25%, 9/1/22, Pre-refunded 9/1/15 @ 100, MBIA	1,650,000	1,834,932
Gray County, School District #102
5.00%, 9/2/15, Callable 9/2/08 @ 100	800,000	800,936
GO, 6.80%, 9/2/15, Callable 9/2/08 @ 100	10,000	10,021
Great Bend, Water System Revenue, Series A, 5.15%, 9/1/19,
Pre-refunded 9/1/08 @ 100, OID	1,000,000	1,002,520
Harvey County, School District # 373
4.80%, 9/1/18, Pre-refunded 9/1/08 @ 100, FSA, OID	1,365,000	1,368,194
4.80%, 9/1/18, Callable 9/2/08 @ 100, FSA, OID	635,000	635,375
Hoisington Public Building Corp., Health Care Facilities Revenue, 5.00%,
11/1/23, Callable 11/1/14 @ 100, AMBAC	1,700,000	1,792,939
Johnson County
Community College, Student Commons & Parking Revenue, 5.00%, 11/15/24,
Callable 11/15/12 @ 100, AMBAC	1,000,000	1,018,800
Park & Recreation Foundation Revenue, Series B, 5.00%, 9/1/23,
Callable 9/1/13 @ 100	870,000	895,065
Park & Recreation Foundation, 5.38%, 9/1/16, Callable 9/1/11 @ 100	1,000,000	1,047,900
Property Tax Revenue, GO, 4.50%, 9/01/13	1,230,000	1,306,666
Johnson County, School District #231, GO
5.00%, 10/1/23, Callable 10/1/14 @ 100, FGIC	1,080,000	1,068,617
5.00%, 10/1/25, Callable 10/1/16 @ 100, AMBAC	1,070,000	1,078,485
Johnson County, School District #232
4.35%, 9/1/14, Callable 9/1/13 @ 100, FGIC	600,000	616,752
GO, 5.00%, 3/1/15, MBIA	500,000	541,545
GO, 5.25%, 9/1/, Callable 9/1/15 @ 100, FSA	1,325,000	1,419,367
GO, 5.25%, 9/1/23, Callable 9/1/15 @ 100, FSA	1,000,000	1,057,370

See Accompanying Notes to Schedule of Portfolio Investments

American Independence Funds	Schedule of Portfolio Investments
Kansas Tax-Exempt Bond Fund	July 31, 2008 - (Unaudited)

Security Description	Principal ($)	Value ($)
Johnson County, School District #233, GO
5.00%, 9/1/14, Callable 9/1/09 @ 100, FGIC	1,000,000	1,019,860
5.50%, 9/1/14, FGIC	325,000	359,336
Johnson County, Water District #1
5.00%, 12/1/13, Callable 12/1/11 @ 100	750,000	794,385
5.00%, 6/1/12, Callable 12/1/11 @ 100	1,000,000	1,066,670
Junction City, Water & Sewer, GO
4.00%, 6/1/09	1,000,000	1,003,810
4.80%, 9/1/16, Callable 9/2/08 @ 100, MBIA, OID	1,620,000	1,621,750
Kingman County
Public Building Common Revenue, 5.00%, 3/1/25, Callable 3/1/12 @ 100	265,000	261,465
School District #331, GO, 5.80%, 10/1/16,
Pre-refunded 10/1/10 @ 100, FGIC, OID	1,545,000	1,657,013
La Cygne, Environmental Improvements Revenue, Kansas City Power and Light,
4.05%, 3/1/15, XLCA	382,000	388,165
Lawrence Hospital Revenue, Lawrence Memorial Hospital
5.25%, 7/1/21, Callable 7/1/16 @ 100	610,000	613,495
5.38%, 7/1/16, Callable 7/1/13 @ 100	1,000,000	1,039,430
6.00%, 7/1/19, Pre-refunded 7/1/09 @ 100, RADIAN	1,000,000	1,039,200
Leavenworth Counnty
School District #464, GO, 5.00%, 9/1/25, Pre-refunded 9/1/15 @ 100, MBIA	1,380,000	1,517,724
School District #469, 5.00%, 9/1/24, Pre-refunded 9/1/15 @ 100, FGIC	1,000,000	1,096,510
Leawood, GO, Series A, 5.25%, 9/1/16, Pre-refunded 9/1/09 @ 100	340,000	353,433
Lenexa Health Care Facilities Revenue, 6.88%, 5/15/32,
Pre-refunded 5/15/12 @ 101, OID	1,500,000	1,718,865
Lyon County, School District #253, GO, 5.00%, 9/1/12, FGIC	250,000	267,145
Maize Public Building Commission Revenue, 5.25%, 5/1/25,
Callable 5/1/11 @ 100	1,000,000	980,280
Maize Water System Revenue, 5.25%, 8/1/26, Callable 8/1/16 @ 100	1,000,000	973,890
Manhattan Kansas, GO
Series A, 3.50%, 11/1/12	580,000	589,593
Series A, 4.50%, 11/1/17	400,000	419,396
Miami County, School District #367, GO
Class A, 5.00%, 9/1/16, Pre-refunded 9/1/08 @ 100, FGIC, OID	900,000	902,169
Class A, 5.00%, 9/1/25, Callable 9/1/15 @ 100, FSA	1,310,000	1,342,868
Miami County, School District #416, GO
4.00%, 9/1/15, MBIA	900,000	922,284
5.00%, 9/1/20, Callable 9/1/16 @ 100, MBIA	1,125,000	1,168,088
Newton, Wastewater Treatment System Revenue, 4.90%, 3/1/12,
Callable 9/2/08 @ 100	700,000	700,875
Olathe, Health Facilities Revenue, Olathe County Hospital
5.13%, 9/1/22, Callable 9/1/17 @ 100	1,315,000	1,315,421
Series A, 4.13%, 9/1/37, Callable 3/1/12 @ 100 †	1,500,000	1,500,210
Olathe, Special Obligation, Tax Increment Revenue
4.75%, 3/1/11	895,000	858,806
5.00%, 3/1/16	500,000	440,085
5.45%, 9/1/22, Callable 3/1/17 @ 100, OID	660,000	612,183
Overland Park, GO, 5.00%, 9/1/19, Callable 9/1/13 @ 100	630,000	663,075
Pittsburg, Special Obligation, Tax Increment Revenue, 4.90%, 4/1/24, Callable 4/1/16 @ 100, OID	1,250,000	1,178,125
Pratt, Kansas Electric System Revenue, Series 2001-1, 5.25%, 5/1/18, Pre-refunded 5/1/10 @ 100, AMBAC	250,000	263,590
Pratt, Public Building Commission Revenue, 4.75%, 12/1/18, Callable 12/1/11 @ 100	375,000	354,739
Reno County, School District #308,GO, Series A, 5.00%, 9/1/16, MBIA	1,000,000	1,086,340
Rice County
COP, 5.30%, 12/1/19, Pre-refunded 12/1/09 @ 100, MBIA, OID	1,425,000	1,460,397
School District #444, GO, 5.08%, 9/1/14, Callable 9/2/08 @ 100	755,000	756,012
Riley County, School District #383, 5.00%, 11/1/14, Callable 11/1/11 @ 100, MBIA	1,000,000	1,045,810
Roeland, Special Obligation Revenue, 5.38%, 8/1/19, Callable 8/1/15 @ 100, OID	500,000	492,870

See Accompanying Notes to Schedule of Portfolio Investments

American Independence Funds	Schedule of Portfolio Investments
Kansas Tax-Exempt Bond Fund	July 31, 2008 - (Unaudited)

Security Description	Principal ($)	Value ($)
Salina, Hospial Revenue, Salina Regional Health Center
5.00%, 10/1/20, Callable 4/1/16 @ 100	460,000	463,754
5.00%, 10/1/23, Callable 4/1/16 @ 100	470,000	466,029
Saline County, School District #305, GO
4.75%, 9/1/14, Callable 9/1/08 @ 100, FSA, OID	2,025,000	2,028,503
5.50%, 9/1/17, Callable 9/1/11 @ 100, FSA	1,000,000	1,068,793
Scott County, School District #466, GO, 5.25%, 9/1/17, Pre-refunded 9/1/12 @ 100, FGIC	400,000	433,768
Sedgwick & Shawnee, Single Family Revenue
Series A-2, 6.70%, 6/1/29, GNMA	140,000	142,061
Series B-1, 8.05%, 5/1/14, GNMA	20,000	20,282
Sedgwick County, Public Building Common Revenue, Series 1, 4.00%, 8/1/15, Callable 8/1/14 @ 100	500,000	511,500
Sedgwick County, School District #260, GO
5.50%, 10/1/13, Pre-refunded 10/1/09 @ 100, FGIC	1,595,000	1,659,534
5.50%, 10/1/14, Pre-refunded 10/1/09 @ 100, FGIC, OID	1,675,000	1,742,771
Sedgwick County, School District #261, GO
4.00%, 11/1/13, FSA	500,000	518,155
4.75%, 11/1/17, Pre-refunded 11/1/09 @ 100, FSA, OID	1,525,000	1,580,022
5.00%, 11/1/19, Callable 11/1/17 @ 100 FSA	1,000,000	1,060,210
Sedgwick County, Single Family Revenue, Series A-2, 6.50%, 12/1/16, GNMA	20,000	20,302
Seneca, Kansas Public Building Common Revenue, 4.88%, 9/1/27, Callable 9/1/14 @ 100	1,000,000	929,080
Shawnee County Kansas Certificate of Participation,
5.00%, 9/1/22, Callable 9/1/15 @ 100	1,640,000	1,668,274
4.50%, 12/1/08	515,000	518,476
Shawnee County Kansas, Correction Lake Project, 5.00%, 9/1/23, Callable 9/1/15 @ 100	1,840,000	1,854,094
Shawnee County, School District #501, 5.00%, 8/1/13, FSA	1,000,000	1,081,910
Shawnee County, Series A, GO, 5.00%, 9/1/19, Callable 9/1/15 @ 100, FSA	700,000	740,964
State, Department of Transportation, Highway Revenue
5.50%, 9/1/14, Escrowed to maturity	1,000,000	1,120,130
Series A, 5.00%, 9/1/11	415,000	442,826
Series B-2, 1.85%, 9/1/22, Callable 8/14/08 @ 100, FSA †	500,000	500,000
Series C-1, 2.14%, 9/1/21, Callable 9/2/08 @ 100 †	1,600,000	1,600,000
Series C-3, 2.14%, 9/1/23, Callable 9/2/08 @ 100 †	600,000	600,000
State, Development Finance Authority Health Facilities Revenue
Stormont-vail Healthcare Inc., 5.00%, 11/15/27, Callable 11/15/17 @ 100, MBIA	1,875,000	1,852,013
Stormont-vail Healthcare Inc., Series K, 5.75%, 11/15/12, Callable 11/15/11 @ 100, MBIA	1,000,000	1,078,370
Hays Medical Center, Inc., 3.75%, 5/15/26, MBIA †	1,470,000	1,471,205
Hays Medical Center, Inc., Series B, 5.00%, 11/15/22, Callable 11/15/15 @ 100	500,000	504,515
St. Lukes/Shawnee Mission Health System, Inc., 5.38%, 11/15/16, Callable 9/2/08 @ 101, MBIA, OID	500,000	504,485
Stormont-vial Healthcare, Inc., Series E, 5.25%, 11/15/23 †	1,000,000	1,032,260
State, Development Finance Authority Housing Development Revenue, 5.35%, 5/20/23, Callable 5/20/13 @ 105, GNMA	1,000,000	1,015,150
State, Development Finance Authority Revenue
5.25%, 11/1/10	650,000	692,322
5.25%, 5/1/11, Callable 11/1/08 @ 100	320,000	322,003
5.25%, 5/1/11, Pre-refunded 11/1/08 @ 100	680,000	685,923
5.00%, 8/1/11, Escrowed to maturity, AMBAC	500,000	531,150
5.00%, 8/1/11, Callable 8/1/09 @ 100, MBIA	500,000	511,245
5.00%, 4/1/13, Escrowed to maturity, FGIC	150,000	162,464
5.00%, 5/1/13, MBIA	500,000	538,120
5.00%, 10/1/13, Callable 10/1/12 @ 100, AMBAC	500,000	532,935
5.50%, 8/1/15, Pre-refunded 8/1/11 @ 100, MBIA	1,500,000	1,617,135
5.50%, 3/1/16, Callable 3/1/11 @ 100, AMBAC	650,000	687,278
5.00%, 10/1/16	1,585,000	1,721,865
5.00%, 4/1/17, Callable 4/1/14 @ 101, FGIC	595,000	633,306
5.00%, 4/1/18, Callable 4/1/14 @ 101, FGIC	370,000	391,416

See Accompanying Notes to Schedule of Portfolio Investments

American Independence Funds	Schedule of Portfolio Investments
Kansas Tax-Exempt Bond Fund	July 31, 2008 - (Unaudited)

Security Description	Principal ($)	Value ($)
5.00%, 4/1/18, Pre-refunded 4/1/14 @ 101, FGIC	130,000	142,392
5.25%, 10/1/18, Callable 10/1/12 @ 100, AMBAC	1,610,000	1,716,727
5.00%, 4/1/19, Callable 4/1/09 @ 100, AMBAC, OID	1,000,000	1,008,550
5.00%, 4/1/20, Callable 4/1/14 @ 101, FGIC	515,000	536,249
5.00%, 11/1/20, Callable 11/1/16 @ 100, FGIC	750,000	787,110
5.00%, 5/1/21, Callable 5/1/15 @ 100, AMBAC	2,090,000	2,126,909
5.00%, 10/1/21, Callable 4/1/13 @ 102, AMBAC	2,750,000	2,864,730
5.00%, 11/1/21, Callable 11/1/16 @ 100, FGIC	500,000	520,860
5.00%, 10/1/22, Callable 10/1/15 @ 100	1,140,000	1,187,926
5.00%, 11/1/25, Callable 11/1/16 @ 100, FGIC	1,000,000	1,025,030
5.00%, 2/1/26, Callable 2/1/16 @ 100, XLCA	2,000,000	2,019,880
Energy Conservation Project, 5.40%, 4/1/10, Callable 9/2/08 @ 100	245,000	245,368
Series A, 4.00%, 3/1/16	700,000	712,355
Series C, 5.00%, 6/1/28, Callable 6/1/15 @ 100	2,475,000	2,444,186
Sisters of Charity Leavenworth, 5.00%, 12/1/25, Callable 9/2/08 @ 101, MBIA, OID	735,000	737,418
State, Development Finance Authority Revenue, University of Kansas Athletic Facility
5.00%, 6/1/15, Callable 6/1/14 @ 100	930,000	992,254
5.00%, 6/1/18, Callable 6/1/14 @ 100	1,000,000	1,045,090
5.00%, 6/1/21, Callable 6/1/14 @ 100	1,235,000	1,266,246
State, Development Finance Authority, Water Pollution Control Revenue
5.50%, 11/1/13, Callable 11/1/12 @ 100	900,000	985,887
5.50%, 11/1/15	200,000	225,918
5.00%, 11/1/19, Callable 11/1/11 @ 100	2,000,000	2,065,600
5.50%, 11/1/19, Callable 11/1/12 @ 100	960,000	1,022,890
State, Development Finance Authority, Lease Revenue
Department of Administaration, Series J2, 2.10%, 12/1/34, Callable 9/2/08 @ 100 †	1,340,000	1,340,000
Department of Juvenile Justice Authority, Series D, 5.25%, 5/1/16, Callable 5/1/11 @ 100, MBIA	1,275,000	1,339,528
State, Development Finance Authority, Water Supply Revenue, 5.00%, 4/1/23, Callable 4/1/14 @ 100	1,725,000	1,783,202
State, Independent College Finance Authority
Friends University, 6.00%, 10/1/21, Callable 9/2/08 @ 100	1,500,000	1,502,700
Newman University, 4.75%, 10/1/21, Callable 10/1/11 @ 100	750,000	707,475
State, Turnpike Authority, Turnpike Revenue, Series A-2, 5.00%, 9/1/20, Callable 9/1/14 @ 101, FSA	500,000	524,015
Sumner County, School District #357, GO, 5.55%, 9/1/13, Callable 9/2/08 @ 100, AMBAC, OID	95,000	95,148
Topeka Public Building Common Revenue, 5.00%, 6/1/13, MBIA	1,140,000	1,228,327
University of Kansas Hospital Authority Health Facilities Revenue
5.50%, 9/1/11, Escrowed to maturity	300,000	324,507
5.25%, 9/1/13, Pre-refunded 9/1/12 @ 100	450,000	489,789
5.40%, 9/1/13, Pre-refunded 9/1/09 @ 100, AMBAC, OID	275,000	286,303
5.50%, 9/1/15, Pre-refunded 9/1/09 @ 100, AMBAC, OID	1,645,000	1,714,353
6.00%, 9/1/16, Pre-refunded 9/1/12 @ 100	1,120,000	1,251,051
5.00%, 9/1/21, Callable 9/1/16 @ 100	1,000,000	997,110
5.63%, 9/1/27, Pre-refunded 9/1/12 @ 100, OID	275,000	303,248
5.63%, 9/1/32, Pre-refunded 9/1/12 @ 100, OID	1,100,000	1,212,992
2.10%, 9/1/34, Callable 5/1/08 @ 100 †	1,585,000	1,585,000
Wichita, Hospital Facilities Revenue
5.40%, 11/15/08, OID	2,085,000	2,102,264
5.00%, 11/15/13, Callable 11/15/11 @ 101, OID	295,000	303,900
6.75%, 11/15/14, Callable 11/15/09 @ 101	1,000,000	1,045,400
5.25%, 11/15/15, Callable 11/15/11 @ 101, OID	335,000	344,524
5.50%, 11/15/17, Callable 11/15/11 @ 101, OID	500,000	520,915
6.25%, 11/15/19, Callable 11/15/11 @ 101	750,000	795,533
6.38%, 11/15/19, Callable 11/15/09 @ 101, OID	700,000	724,976
6.75%, 11/15/19, Callable 11/15/09 @ 101	2,000,000	2,082,620

See Accompanying Notes to Schedule of Portfolio Investments

American Independence Funds	Schedule of Portfolio Investments
Kansas Tax-Exempt Bond Fund	July 31, 2008 - (Unaudited)

Security Description	Principal ($)	Value ($)
Wichita, Sales Tax Revenue, GO
5.00%, 10/1/12	2,325,000	2,505,304
5.00%, 4/1/17, Callable 4/1/09 @ 101	200,000	203,650
Wichita, Water & Sewer Utility Revenue
4.70%, 10/1/12, Callable 9/2/08 @ 100, FGIC, OID	2,000,000	2,002,320
5.00%, 10/1/12, FGIC, GO	1,000,000	1,061,470
5.00%, 10/1/16, Callable 10/1/14 @ 100, FGIC	500,000	531,220
Winfield, Educational Facilities Revenue, 5.00%, 10/1/18, Callable 10/1/11 @ 100, OID	1,125,000	1,073,171
Wyandotte County, Government Transportation Development Revenue
Cabelas Project, 5.00%, 12/1/21, Callable 6/1/16 @ 100, OID	1,240,000	1,123,018
Legends Village West Project, 4.60%, 10/1/16	240,000	224,592
Legends Village West Project, 4.88%, 10/1/28, Callable 10/1/16 @ 100, OID	480,000	403,939
Wyandotte County, Government Utility System Revenue
6.00%, 5/1/15, Callable 5/1/11 @ 100, MBIA	1,975,000	2,129,563
4.75%, 9/1/18, Callable 3/1/09 @ 101, MBIA, OID	2,000,000	2,025,619
5.00%, 9/1/24, Callable 9/1/14 @ 100, FSA	250,000	257,104
4.75%, 8/1/34, Callable 8/1/11 @ 100 †	2,500,000	2,525,550
Wyandotte County
School District #202, GO, 5.00%, 9/1/13, AMBAC	1,000,000	1,080,229
School District #204, GO, 5.00%, 9/1/24, Callable 9/1/15 @ 100, FGIC	1,000,000	1,002,319
Wyandotte County, School District #500, GO
5.25%, 9/1/12, Pre-refunded 9/1/11 @ 100, FSA	1,805,000	1,941,999
5.25%, 9/1/15, Callable 9/1/13 @ 102, FSA	1,000,000	1,099,399
5.50%, 9/1/16, Pre-refunded 9/1/12 @ 100, FSA	300,000	329,990
Total Municipal Bonds (Cost $ 186,751,975)		187,631,752

Money Market (5.64%)

	Shares
American Beacon Money Market Fund	11,167,507	11,167,507

Total Money Market (Cost $ 11,167,507)		11,167,507

Total Investments
(Cost $ 197,919,482) (a) – 100.35%		198,799,259

Liabilities in excess of other assets – (0.35%)		(691,139)

NET ASSETS – 100.00%		$198,108,120

(a) See Accompanying Notes to Schedule of Portfolio Investments for tax unrealized appreciation/(depreciation) of securities
† - Variable or floating rate security. This rate reflected on the Schedule of Portfolio Investments is the rate in effect at July 31, 2008.
AMBAC - Insured by American Municipal Bond Insurance Corp.
COP - Certificate of Participation
FGIC - Insured by Financial Guaranty Insurance Co.
FSA - Insured by Federal Security Assurance
GNMA - Government National Mortgage Association
GO - General Obligation
MBIA - Insured by Municipal Bond Insurance Organization
OID - Original Issue Discount
RADIAN - Insured by RADIAN Guaranty, Inc.
XLCA - Insured by XL Capital Assurance

See Accompanying Notes to Schedule of Portfolio Investments

American Independence Funds	Schedule of Portfolio Investments
Global Inflation-Indexed Hedged Fund	July 31, 2008 - (Unaudited)

	Principal
Security Description	(Currency Noted)		Value ($)
Sovereign Index-Linked Obligations (97.22%)

Canada (2.25%)
Canadian Inflation-Linked Government Real Return Bond, 3.00%, 12/1/36	CAD	211,350	274,965

France (17.33%)
France O.A.T. Index-Linked Bond
1.60%, 7/25/11	EUR	600,984	918,937
2.50%, 7/25/13	EUR	89,795	141,907
2.25%, 7/25/20	EUR	201,416	317,009
3.40%, 7/25/29	EUR	94,218	174,292
3.15%, 7/25/32	EUR	308,962	567,076
			2,119,221

Italy (9.43%)
Italian Index-Linked Treasury Bond
0.95%, 9/15/10	EUR	152,124	230,155
1.85%, 9/15/12	EUR	105,278	161,041
2.15%, 9/15/14	EUR	168,809	259,987
2.60%, 9/15/23	EUR	323,203	502,540
			1,153,723

Japan (5.37%)
Japanese Government CPI Linked Bond, 1.20%, 12/10/17	JPY	71,003,000	656,164

Sweden (1.27%)
Swedish Government Index-Linked
Series 3101, 4.00%, 12/1/20	SEK	360,000	91,381
Series 3104, 3.50%, 12/1/28	SEK	250,000	63,455
			154,836

United Kingdom (24.22%)
U.K. Index-Linked Treasury Stock
2.50%, 8/23/11	GBP	85,000	490,007
2.50%, 8/16/13	GBP	70,000	340,325
2.50%, 7/26/16	GBP	70,000	383,869
1.25%, 11/22/17	GBP	122,117	237,683
1.88%, 11/22/22	GBP	111,894	238,666
2.50%, 7/17/24	GBP	58,000	298,591
1.25%, 11/22/27	GBP	77,574	159,145
4.13%, 7/22/30	GBP	41,000	211,041
2.00%, 1/26/35	GBP	45,000	144,929
1.13%, 11/22/37	GBP	137,179	305,726
1.25%, 11/22/55	GBP	57,067	152,053
			2,962,035

United States (37.35%)
U.S. Treasury Inflation-Indexed Note

See Accompanying Notes to Schedule of Portfolio Investments

American Independence Funds	Schedule of Portfolio Investments
Global Inflation-Indexed Hedged Fund	July 31, 2008 - (Unaudited)

	Principal
Security Description	(Currency Noted)		Value ($)
0.88%, 4/15/10	USD	525,872	528,748
3.00%, 7/15/12	USD	1,084,077	1,169,957
2.00%, 7/15/14	USD	137,874	143,658
1.88%, 7/15/15	USD	879,610	906,823
U.S. Treasury Inflation-Indexed Bond
2.38%, 1/15/25	USD	762,903	794,135
2.38%, 1/15/27	USD	75,175	77,659
1.75%, 1/15/28	USD	372,161	347,709
3.63%, 4/15/28	USD	254,414	312,452
3.88%, 4/15/29	USD	223,960	286,318
			4,567,459

Total Sovereign Index-Linked Obligations (Cost $ 12,427,455)			11,888,403

Sovereign Obligations (0.85%)

Australia (0.85%)
Australian Government Bond, 5.25%, 3/15/19	AUD	120,000	104,451

Total Sovereign Obligations (Cost $ 108,253)			104,451

Money Market (1.74%)

	Shares
Dreyfus Cash Management Plus		212,237	212,237

Total Money Market (Cost $ 212,237)			212,237

Total Investments
(Cost $ 12,747,945) (a) – 99.81%			12,205,091

Other assets in excess of liabilities – 0.19%			23,342

NET ASSETS – 100.00%			$12,228,433

See Accompanying Notes to Schedule of Portfolio Investments

American Independence Funds	Schedule of Portfolio Investments
Global Inflation-Indexed Hedged Fund	July 31, 2008 - (Unaudited)

Futures Contracts (-0.02%)

		Unrealized
		Appreciation
Number of Contracts	Notional Amount	(Depreciation)
	($)	($)
Futures Contracts Purchased
2 September 2008 Euro BOBL	334,857	3,567

Futures Contracts Sold
4 September 2008 U.S. Long Bond	462,000	(5,906)

		(2,339)

Forward Foreign Exchange Contracts (-0.35%)

					Unrealized
	Contract To				Appreciation/
Value Date	Receive		Deliver		(Depreciation)
08/13/08	AUD	120,000	JPY	(11,943,600)	$2,109
08/13/08	AUD	174,560	USD	(168,967)	(4,757)
08/13/08	CAD	451,892	USD	(450,987)	(9,645)
08/13/08	CHF	96,876	EUR	(60,000)	(1,062)
08/13/08	CHF	655,972	USD	(634,311)	(7,959)
08/13/08	EUR	90,000	GBP	(71,609)	(1,482)
08/13/08	EUR	5,367,529	USD	(8,477,487)	(107,396)
08/13/08	GBP	1,981,290	USD	(3,959,777)	(35,691)
08/13/08	JPY	10,625,090	SGD	(140,000)	(3,900)
08/13/08	JPY	200,163,951	USD	(1,921,709)	(65,201)
08/13/08	KRW	8,716,000	USD	(8,621)	(14)
08/13/08	MXN	104,393	USD	(9,817)	567
08/13/08	NOK	1,016,860	EUR	(130,000)	(4,402)
08/13/08	NOK	210,497	USD	(41,554)	(501)
08/13/08	NZD	672,713	USD	(519,422)	(26,464)
08/13/08	PLN	8,804,650	USD	(4,130,312)	133,010
08/13/08	SEK	3,158,713	USD	(526,647)	(5,088)
08/13/08	SGD	140,000	USD	(103,498)	(1,051)
08/13/08	USD	183,781	AUD	(194,560)	757
08/13/08	USD	445,056	CAD	(451,892)	3,714
08/13/08	USD	731,166	CHF	(752,846)	12,315
08/13/08	USD	8,384,448	EUR	(5,366,754)	15,565
08/13/08	USD	3,744,889	GBP	(1,909,680)	(37,369)
08/13/08	USD	1,961,203	JPY	(204,341,558)	65,947
08/13/08	USD	8,564	KRW	(8,716,000)	(43)
08/13/08	USD	10,055	MXN	(104,393)	(329)
08/13/08	USD	238,654	NOK	(1,227,357)	(720)
08/13/08	USD	514,254	NZD	(672,713)	21,296
08/13/08	USD	4,130,895	PLN	(8,804,650)	(132,427)
08/13/08	USD	525,263	SEK	(3,158,713)	3,704
11/19/08	AUD	46,959	USD	(45,398)	(1,774)
11/19/08	CHF	136,520	AUD	(140,000)	444
11/19/08	CHF	263,778	USD	(262,547)	(10,395)
11/19/08	EUR	1,532,062	USD	(2,429,816)	(52,553)
11/19/08	GBP	50,000	CHF	(101,565)	1,256
11/19/08	GBP	15,888	EUR	(20,000)	215
11/19/08	GBP	70,754	USD	(140,495)	(1,331)
11/19/08	JPY	64,418,829	USD	(620,377)	(19,233)
11/19/08	MXN	104,393	USD	(9,921)	308
11/19/08	NOK	82,346	USD	(16,184)	(272)
11/19/08	NZD	205,107	USD	(155,636)	(7,485)
11/19/08	PLN	4,409,376	USD	(2,142,053)	(23,845)
11/19/08	SEK	652,233	USD	(109,039)	(1,917)
11/19/08	USD	123,360	AUD	(127,601)	4,821
11/19/08	USD	329,730	CAD	(330,062)	7,518
11/19/08	USD	280,000	CHF	(288,651)	4,073
11/19/08	USD	5,815,311	EUR	(3,668,105)	123,601
11/19/08	USD	3,348,920	GBP	(1,682,993)	38,679
11/19/08	USD	1,278,224	JPY	(133,228,841)	34,959
11/19/08	USD	8,585	KRW	(8,716,000)	4
11/19/08	USD	25,187	NOK	(128,151)	424
11/19/08	USD	413,301	NZD	(547,606)	17,761
11/19/08	USD	2,135,203	PLN	(4,395,274)	23,769
11/19/08	USD	257,886	SEK	(1,541,987)	4,632
					$(42,858)

(a) See Accompanying Notes to Schedule of Portfolio Investments for tax unrealized appreciation/(depreciation) of securities
AUD - Australian Dollar
CAD - Canadian Dollar
CHF - Swiss Franc
EUR - European Monetary Unit (Euro)
GBP - Great British Pound
JPY - Japanese Yen
KRW - Republic of Korea (South Korea) Won
MXN - Mexican (New) Peso
NOK - Norwegian Krone
NZD - New Zealand Dollar
PLN - Polish (New) Zloty
SEK - Swedish Krona
SGD -Singapore Dollar
USD - United States Dollar

See Accompanying Notes to Schedule of Portfolio Investments

American Independence Funds	Schedule of Portfolio Investments
U.S. Inflation-Indexed Fund	July 31, 2008 - (Unaudited)

Security Description	Principal ($)	Value ($)
U.S. Treasury Inflation-Indexed Securities (98.65%)

U.S. Treasury Inflation-Indexed Bonds (38.72%)
2.38%, 1/15/25	3,906,430	4,066,351
2.00%, 1/15/26	10,306,195	10,096,041
2.38%, 1/15/27	1,933,074	1,996,956
1.75%, 1/15/28	10,606,667	9,909,778
3.63%, 4/15/28	6,949,514	8,534,872
3.88%, 4/15/29	4,149,842	5,305,315
		39,909,313

U.S. Treasury Inflation-Indexed Notes (59.93%)
0.88%, 4/15/10	11,054,744	11,115,202
2.38%, 4/15/11	3,709,808	3,862,548
3.00%, 7/15/12	14,875,946	16,054,403
1.88%, 7/15/13	8,608,014	8,928,129
1.88%, 7/15/15	19,953,779	20,571,109
1.38%, 7/15/18	1,275,499	1,241,121
		61,772,512

Total U.S. Treasury Inflation-Indexed Securities (Cost $ 101,912,806)		101,681,825

Money Market (1.44%)

	Shares
Dreyfus Cash Management Plus	1,487,678	1,487,678

Total Money Market (Cost $ 1,487,678)		1,487,678

Total Investments
(Cost $ 103,400,484) (a) – 100.09%		103,169,503

Liabilities in excess of other assets – (0.09%)		(98,929)

NET ASSETS – 100.00%		$103,070,574

See Accompanying Notes to Schedule of Portfolio Investments

American Independence Funds	Schedule of Portfolio Investments
U.S. Inflation-Indexed Fund	July 31, 2008 - (Unaudited)

Futures Contracts (0.17%)

		Unrealized
Number of Contracts	Notional Amount	Appreciation
	($)	(Depreciation) - ($)
Futures Contracts Purchased
214 September 2008 10-Year U.S.Treasury Note	24,573,219	431,589

Futures Contracts Sold
20 September 2008 2-Year U.S.Treasury Note	4,240,000	(39,172)
141 September 2008 5-Year U.S.Treasury Note	15,698,367	(89,539)
151 September 2008 U.S. Long Bond	17,440,500	(130,579)

		172,299

(a) See Accompanying Notes to Schedule of Portfolio Investments for tax unrealized appreciation/(depreciation) of securities

See Accompanying Notes to Schedule of Portfolio Investments

NestEgg Dow Jones Target Date Funds	Schedule of Portfolio Investments
NestEgg Dow Jones 2010 Fund	July 31, 2008 - (Unaudited)

	Shares or
Security Description	Principal (Currency Noted)	Value ($)
Common Stocks (27.86%)

Basic Materials (1.60%)
Acerinox SA	4	79
Agnico-Eagle Mines Ltd.	3	164
Agrium, Inc.	3	264
Air Products & Chemicals, Inc.	6	571
Air Water, Inc.	9	113
Airgas, Inc.	26	1,489
AK Steel Holding Corp.	28	1,778
Akzo Nobel NV	4	230
Albemarle Corp.	12	467
Alcoa, Inc.	58	1,958
Allegheny Technologies, Inc.	35	1,655
Alumina Ltd.	38	166
Antofagasta PLC	7	80
ArcelorMittal	12	1,071
Arkema, Inc.	2	102
Asahi Kasei Corp.	46	236
Ashland, Inc.	31	1,295
Barrick Gold Corp.	13	551
BASF SE	16	1,022
Bayer AG	12	1,036
BHP Billiton Ltd.	111	4,151
BHP Billiton PLC	36	1,208
BlueScope Steel Ltd.	24	263
Boehler-Uddeholm AG	1	114
Cabot Corp.	11	295
Cameco Corp.	5	179
Carpenter Technology Corp.	38	1,471
Celanese Corp.	47	1,811
CF Industries Holdings, Inc.	16	2,615
Chemtura Corp.	44	287
Ciba Specialty Chemicals AG	2	53
Clariant AG	7	70
Cleveland-Cliffs, Inc.	30	3,252
Coeur d'Alene Mines Corp. (a)	530	1,532
Cytec Industries, Inc.	28	1,514
Daicel Chemical Industries Ltd.	16	95
Daido Steel Co. Ltd.	15	79
Dainippon Ink and Chemicals, Inc.	28	76

NestEgg Dow Jones Target Date Funds	Schedule of Portfolio Investments
NestEgg Dow Jones 2010 Fund	July 31, 2008 - (Unaudited)

	Shares or
Security Description	Principal (Currency Noted)	Value ($)
Denki Kagaku Kogyo K K	22	66
Domtar Corp. (a)	108	616
Dow Chemical Co.	40	1,332
Dowa Holdings Co. Ltd.	10	67
Eastman Chemical Co.	38	2,278
Ecolab, Inc.	60	2,682
EI Du Pont de Nemours & Co.	59	2,585
Energy Resources of Australia	6	117
Equinox Minerals Ltd. (a)	28	113
Ferro Corp.	23	500
First Quantum Minerals Ltd.	1	69
FMC Corp.	19	1,413
Fortescue Metals Group Ltd. (a)	40	328
Gold Corp., Inc.	11	410
HB Fuller Co.	68	1,700
Hercules, Inc.	111	2,226
Hitachi Chemical Co. Ltd.	5	96
Hitachi Metals Ltd.	9	149
Hokuetsu Paper Mills Ltd.	21	90
HudBay Minerals, Inc. (a)	4	39
Huntsman Corp.	16	216
Iamgold Corp.	13	87
Iluka Resources Ltd.	21	95
Inmet Mining Corp.	1	63
International Flavors & Fragra, Inc.	17	684
International Paper Co.	13	360
Ivanhoe Mines Ltd. (a)	8	90
JFE Holdings, Inc.	20	981
Johnson Matthey PLC	3	99
JSR Corp.	7	126
K+S AG	4	499
Kagara Ltd.	19	61
Kaneka Corp.	13	80
Kansai Paint Co. Ltd.	12	84
Kazakhmys PLC	4	119
Kingboard Chemical Holdings Ltd.	19	91
Kinross Gold Corp.	9	164
Kobe Steel Ltd.	103	294
Koninklijke DSM NV	3	183
Lanxess AG	2	78
Lee & Man Paper Manufacturing Ltd.	25	30
Lihir Gold Ltd. (a)	60	154

NestEgg Dow Jones Target Date Funds	Schedule of Portfolio Investments
NestEgg Dow Jones 2010 Fund	July 31, 2008 - (Unaudited)

	Shares or
Security Description	Principal (Currency Noted)	Value ($)
Linde AG	2	279
Lintec Corp.	5	82
Lonmin PLC	2	96
Lonza Group AG	1	146
Louisiana-Pacific Corp.	140	1,184
Lubrizol Corp.	25	1,245
Lundin Mining Corp. (a)	8	42
MeadWestvaco Corp.	88	2,359
Methanex Corp.	4	108
Minara Resources Ltd.	20	37
Minerals Technologies, Inc.	24	1,548
Mitsubishi Chemical Holdings Co.	45	269
Mitsubishi Gas Chemical Co., Inc.	15	100
Mitsubishi Materials Corp.	41	162
Mitsui Chemicals, Inc.	26	126
Mitsui Mining & Smelting Co. Ltd	22	67
Monsanto Co.	46	5,479
Mosaic Co.	15	1,908
Newcrest Mining Ltd.	11	305
Newmont Mining Corp.	27	1,295
Nihon Parkerizing Co. Ltd.	6	94
Nine Dragons Paper Holdings Ltd.	38	30
Nippon Kayaku Co. Ltd.	12	77
Nippon Light Metal Co. Ltd.	42	63
Nippon Paint Co. Ltd.	21	88
Nippon Shokubai Co. Ltd.	12	83
Nippon Steel Corp.	620	3,563
Nippon Yakin Kogyo Co. Ltd.	9	50
Nissan Chemical Industries Ltd.	9	107
Nisshin Steel Co. Ltd.	28	87
Nitto Denko Corp.	5	144
NOF Corp.	23	104
Norske Skogindustrier ASA	8	33
Nova Chemicals Corp.	3	77
Nucor Corp.	27	1,545
Nufarm Ltd.	10	159
OJI Paper Co. Ltd.	33	167
Olin Corp.	100	2,974
OM Group, Inc. (a)	29	974
OneSteel Ltd.	37	236
Orica Ltd.	10	225
Osaka Titanium Technologies Co.	1	54

NestEgg Dow Jones Target Date Funds	Schedule of Portfolio Investments
NestEgg Dow Jones 2010 Fund	July 31, 2008 - (Unaudited)

	Shares or
Security Description	Principal (Currency Noted)	Value ($)
Outokumpu OYJ	3	71
Oxiana Ltd.	101	190
Pacific Metals Co. Ltd.	6	37
Paladin Energy Ltd. (a)	18	92
PaperlinX Ltd.	40	73
Plum Creek Timber Co., Inc.	76	3,703
Potash Corporation of Saskatchewan, Inc.	5	997
PPG Industries, Inc.	5	303
Praxair, Inc.	30	2,812
Rautaruukki OYJ	2	76
Rayonier, Inc.	41	1,916
Rengo Co. Ltd.	20	141
Rio Tinto Ltd.	11	1,299
Rio Tinto PLC	16	1,693
Rohm & Haas Co.	65	4,875
RPM International, Inc.	159	3,260
RTI International Metals, Inc. (a)	28	763
Salzgitter AG	1	164
Schulman A, Inc.	13	302
Sensient Technologies Corp.	52	1,618
SGL Carbon AG (a)	2	135
Shin-Etsu Chemical Co. Ltd.	13	801
Showa Denko KK	39	101
Sigma-Aldrich Corp.	29	1,761
Silver Standard Resources, Inc. (a)	3	85
Smurfit-Stone Container Corp. (a)	46	263
Solvay SA	1	120
Ssab Svenskt Stal AB	3	83
Stillwater Mining Co. (a)	75	713
Stora Enso Oyj	9	82
Sumitomo Bakelite Co. Ltd.	15	78
Sumitomo Chemical Co. Ltd.	55	365
Sumitomo Forestry Co. Ltd.	12	97
Sumitomo Metal Industries Ltd.	145	704
Sumitomo Metal Mining Co. Ltd.	19	246
Syngenta AG	2	587
Taiyo Nippon Sanso Corp.	13	108
Teck Cominco Ltd.	7	322
ThyssenKrupp AG	6	335
Titanium Metals Corp.	11	124
Toagosei Co. Ltd.	28	117
Toho Titanium Co. Ltd.	3	56

NestEgg Dow Jones Target Date Funds	Schedule of Portfolio Investments
NestEgg Dow Jones 2010 Fund	July 31, 2008 - (Unaudited)

	Shares or
Security Description	Principal (Currency Noted)	Value ($)
Tokai Carbon Co. Ltd.	10	120
Tokuyama Corp.	9	57
Tokyo Ohka Kogyo Co Ltd.	5	91
Tokyo Steel Manufacturing Co.	7	79
Tosoh Corp.	20	87
UBE Industries Ltd.	36	130
United States Steel Corp.	39	6,254
UPM-Kymmene Oyj	8	127
Uranium One, Inc. (a)	9	32
USEC, Inc. (a)	47	245
Valspar Corp.	90	1,950
Vedanta Resources PLC	3	120
Voestalpine AG	2	132
Vulcan Materials Co.	36	2,311
Wausau Paper Corp.	31	275
Weyerhaeuser Co.	6	321
WR Grace & Co. (a)	56	1,442
Xstrata PLC	10	722
Yamana Gold, Inc.	10	124
Yamato Kogyo Co. Ltd.	2	91
Yara International ASA	4	288
Yodogawa Steel Works Ltd.	19	100
Zeon Corp.	10	40
Zep, Inc.	8	136
		129,619

Communications (2.43%)
3Com Corp. (a)	69	130
Adaptec, Inc. (a)	65	237
Aegis Group PLC	42	91
AH Belo Corp.	24	130
Akamai Technologies, Inc. (a)	66	1,540
Alcatel-Lucent	36	217
Amazon.Com, Inc. (a)	18	1,374
American Tower Corp. (a)	46	1,927
Anixter International, Inc. (a)	22	1,497
APN News & Media Ltd.	22	65
Ariba, Inc. (a)	49	804
Arris Group, Inc. (a)	10	96
Asatsu-DK, Inc.	3	82
AT&T, Inc.	358	11,030
Atheros Communications, Inc. (a)	54	1,674

NestEgg Dow Jones Target Date Funds	Schedule of Portfolio Investments
NestEgg Dow Jones 2010 Fund	July 31, 2008 - (Unaudited)

	Shares or
Security Description	Principal (Currency Noted)	Value ($)
Avocent Corp. (a)	70	1,665
BCE, Inc.	13	494
Belgacom SA	3	119
Belo Corp.	120	815
Black Box Corp.	9	267
British Sky Broadcasting Group PLC	17	153
BT Group PLC	133	458
Cable & Wireless PLC	38	124
Cablevision Systems Corp. (a)	90	2,185
CBS Corp.	15	245
CenturyTel, Inc.	28	1,041
Charter Communications, Inc. (a)	144	164
Check Point Software Technologies Ltd. (a)	65	1,484
China Mobile Ltd.	138	1,856
China Netcom Group Corp.	64	197
China Unicom Ltd.	197	409
Ciena Corp. (a)	57	1,178
Cincinnati Bell, Inc. (a)	394	1,537
Cisco Systems, Inc. (a)	520	11,435
Cogeco Cable, Inc.	2	79
Comcast Corp. - A Shares	190	3,918
Comcast Corp. - SPL	110	2,259
CommScope, Inc. (a)	46	2,051
Consolidated Media Holdings Ltd.	14	39
Corning, Inc.	155	3,102
Corus Entertainment, Inc.	4	71
Crown Castle International Corp. (a)	66	2,521
CTC Media, Inc. (a)	4	92
Daily Mail & General Trust PLC	7	44
Deutsche Telekom AG	46	799
Digital River, Inc. (a)	31	1,237
DIRECTV Group, Inc. (a)	76	2,054
Discovery Holding Co. (a)	55	1,093
DISH Network Corp. (a)	76	2,236
Earthlink, Inc. (a)	204	1,836
eBay, Inc. (a)	115	2,895
EchoStar Corp. (a)	48	1,536
Elisa OYJ	4	85
Embarq Corp.	68	3,112
Eniro AB	9	36
Entercom Communications Corp.	17	104
Equinix, Inc. (a)	33	2,685

NestEgg Dow Jones Target Date Funds	Schedule of Portfolio Investments
NestEgg Dow Jones 2010 Fund	July 31, 2008 - (Unaudited)

	Shares or
Security Description	Principal (Currency Noted)	Value ($)
Ericsson	45	474
Expedia, Inc. (a)	58	1,135
Extreme Networks (a)	77	226
F5 Networks, Inc. (a)	56	1,632
Fairfax Media Ltd.	45	117
Fairpoint Communications, Inc.	3	21
Foxconn International Holdings Ltd. (a)	62	59
France Telecom SA	27	858
Frontier Communications Corp.	120	1,387
Gannett Co., Inc.	98	1,776
Gestevision Telecinco SA	4	54
GN Store Nord AS	9	46
Google, Inc. (a)	19	9,001
Hakuhodo DY Holdings, Inc.	2	109
Harmonic, Inc. (a)	54	421
Harris Corp.	35	1,685
Harte-Hanks, Inc.	33	410
Hellenic Telecommunications Organisation SA	5	105
Hitachi Kokusai Electric, Inc.	8	60
HLTH Corp. (a)	73	799
Hutchison Telecommunications, Inc. (a)	87	114
IAC/InterActiveCorp. (a)	84	1,467
Idearc, Inc.	27	35
IDT Corp. (a)	34	60
Iliad SA	1	111
Independent News & Media PLC	24	58
Informa PLC	10	87
Inmarsat PLC	13	124
InterDigital, Inc. (a)	21	487
Interpublic Group of Companies, Inc. (a)	167	1,468
Interwoven, Inc. (a)	19	268
ITV PLC	52	44
j2 Global Communications, Inc. (a)	18	431
JC Decaux SA	3	76
JDS Uniphase Corp. (a)	33	361
John Wiley & Sons, Inc.	32	1,451
Johnston Press PLC	14	13
Juniper Networks, Inc. (a)	29	755
Lagardere SCA	2	110
Lamar Advertising Co. (a)	11	418
Leap Wireless International, Inc. (a)	8	345
Lee Enterprises, Inc.	21	63

NestEgg Dow Jones Target Date Funds	Schedule of Portfolio Investments
NestEgg Dow Jones 2010 Fund	July 31, 2008 - (Unaudited)

	Shares or
Security Description	Principal (Currency Noted)	Value ($)
Liberty Media Corp. - Capital (a) ††	5	78
Liberty Media Corp. - Interactive (a) ††	25	351
Liberty Media Corp. (Entertainment) (a) ††	20	492
Matsui Securities Co. Ltd.	13	94
McAfee, Inc. (a)	52	1,703
McClatchy Co.	30	128
Media General, Inc.	10	127
Mediaset SpA	11	78
Meredith Corp.	26	665
Mobistar SA	1	83
Modern Times Group AB	2	113
NetFlix, Inc. (a)	61	1,884
NeuStar, Inc. (a)	11	231
News Corp. - A Shares	180	2,543
News Corp. - B Shares	17	248
NII Holdings, Inc. (a)	37	2,022
Nippon Telegraph & Telephone Corp.	1	5,126
Nokia OYJ	60	1,652
NTT DoCoMo, Inc.	3	4,855
NutriSystem, Inc.	12	207
Oki Electric Industry Co. Ltd.	56	85
PagesJaunes Groupe	5	68
PCCW Ltd.	175	111
Pearson PLC	12	155
Plantronics, Inc.	31	755
Polycom, Inc. (a)	16	378
Portugal Telecom SGPS SA	14	154
Premiere AG (a)	4	73
PT Multimedia Servicos de Telecomunicacoes & Multimedia SA	1	10
Publicis Groupe SA	2	66
Qualcomm, Inc.	141	7,803
Radio One, Inc. (a)	47	47
RCN Corp. (a)	17	207
RealNetworks, Inc. (a)	67	460
Reed Elsevier NV	8	133
Reed Elsevier PLC	17	194
RF Micro Devices, Inc. (a)	214	700
RH Donnelley Corp. (a)	11	17
Rogers Communications, Inc.	7	236
Royal KPN NV	28	490
S1 Corp. (a)	26	211
Sanoma-Wsoy Oyj	3	65

NestEgg Dow Jones Target Date Funds	Schedule of Portfolio Investments
NestEgg Dow Jones 2010 Fund	July 31, 2008 - (Unaudited)

	Shares or
Security Description	Principal (Currency Noted)	Value ($)
SAVVIS, Inc. (a)	13	210
SBA Communications Corp. (a)	67	2,539
Schibsted ASA	2	59
Seat Pagine Gialle SpA	194	22
Seek Ltd.	15	71
SES - FDR	5	123
Seven Network Ltd.	11	76
Shaw Communications, Inc.	6	127
Sinclair Broadcast Group, Inc.	34	259
Singapore Press Holdings Ltd.	52	153
Singapore Telecommunications Ltd.	175	458
Sirius Satellite Radio, Inc. (a)	570	913
Societe Television Francaise 1	3	52
Softbank Corp.	24	442
SonicWALL, Inc. (a)	36	210
Sprint Nextel Corp.	120	977
StarHub Ltd.	60	122
Sycamore Networks, Inc. (a)	125	435
Symantec Corp. (a)	97	2,044
Tandberg ASA	5	89
Tekelec (a)	42	655
Tele2 AB - B shares	6	106
Telecom Corp. of New Zealand Ltd.	59	165
Telecom Italia RNC	93	126
Telecom Italia SpA	169	307
Telefonica SA	66	1,722
Telekom Austria AG	5	103
Telenor ASA	12	183
Telephone & Data Systems, Inc. - Special Common Shares	9	356
Telephone & Data Systems, Inc.	9	382
Television Broadcasts Ltd.	16	90
TeliaSonera AB	28	214
Tellabs, Inc. (a)	220	1,131
Telstra Corp. Ltd.	122	517
Telus Corp.	3	111
Telus Corp. - Non Voting Shares	2	70
Tencent Holdings Ltd.	24	214
The McGraw-Hill Companies, Inc.	38	1,545
The New York Times Co.	79	995
Thomson Corp.	3	97
Thomson Reuters PLC	3	81
Tibco Software, Inc. (a)	203	1,667

NestEgg Dow Jones Target Date Funds	Schedule of Portfolio Investments
NestEgg Dow Jones 2010 Fund	July 31, 2008 - (Unaudited)

	Shares or
Security Description	Principal (Currency Noted)	Value ($)
Time Warner, Inc.	354	5,069
Tokyo Broadcasting System, Inc.	4	70
Trend Micro, Inc.	4	140
Trinity Mirror PLC	10	17
TW Telecom, Inc. (a)	25	400
United Internet AG	6	116
United Online, Inc.	42	456
US Cellular Corp. (a)	3	179
Valueclick, Inc. (a)	66	785
VeriSign, Inc. (a)	71	2,310
Verizon Communications, Inc.	174	5,923
Viacom, Inc. (a)	57	1,592
Vignette Corp. (a)	20	225
Virgin Media, Inc.	118	1,324
Vivendi SA	18	757
Vodafone Group PLC	823	2,219
VTech Holdings Ltd.	12	73
The Walt Disney Co.	141	4,279
The Washington Post Co.	2	1,237
Websense, Inc. (a)	14	292
West Australian Newspapers Holdings Ltd.	9	75
Windstream Corp.	229	2,729
Wolters Kluwer NV	5	117
WPP Group PLC	19	182
Yahoo!, Inc. (a)	126	2,505
Yell Group PLC	12	17
Yellow Pages Income Fund	9	79
		197,808

Consumer, Cyclical (2.98%)
99 Cents Only Stores (a)	32	214
Abercrombie & Fitch Co.	22	1,215
Accor SA	3	202
Adidas AG	3	184
Advance Auto Parts, Inc.	41	1,685
Aeon Co. Ltd.	26	318
Aeropostale, Inc. (a)	53	1,709
Air France-KLM	3	75
Aisin Seiki Co. Ltd.	7	183
Alaska Air Group, Inc. (a)	47	840
Alimentation Couche Tard, Inc.	6	66
All Nippon Airways Co. Ltd.	29	106

NestEgg Dow Jones Target Date Funds	Schedule of Portfolio Investments
NestEgg Dow Jones 2010 Fund	July 31, 2008 - (Unaudited)

	Shares or
Security Description	Principal (Currency Noted)	Value ($)
Amer Sports OYJ	4	70
American Axle & Manufacturing Holdings, Inc.	30	176
AMR Corp. (a)	59	533
Aoyama Trading Co. Ltd.	4	71
Aristocrat Leisure Ltd.	16	73
ArvinMeritor, Inc.	47	649
Asics Corp.	8	75
Autogrill SpA	5	60
AutoNation, Inc. (a)	26	268
Autozone, Inc. (a)	17	2,215
Bally Technologies, Inc. (a)	48	1,526
Barratt Developments PLC	6	11
Bayerische Motoren Werke AG	5	226
Bed Bath & Beyond, Inc. (a)	83	2,310
Bellway PLC	4	38
Berkeley Group Holdings PLC	3	43
Best Buy Co., Inc.	37	1,470
Big Lots, Inc. (a)	82	2,498
Billabong International Ltd.	8	77
BJ's Wholesale Club, Inc. (a)	12	450
Blockbuster, Inc. (a)	78	218
Bob Evans Farms, Inc.	42	1,203
Borders Group, Inc.	31	152
BorgWarner, Inc.	24	968
Boyd Gaming Corp.	9	90
Bridgestone Corp.	23	376
Brightpoint, Inc. (a)	34	234
Brinker International, Inc.	23	423
British Airways PLC	13	66
Brunswick Corp.	119	1,535
Bulgari SpA	7	77
Burberry Group PLC	8	71
Callaway Golf Co.	69	875
Canadian Tire Corp. Ltd.	1	53
Canon Marketing Japan, Inc.	6	89
Carmax, Inc. (a)	85	1,139
Carnival Corp.	13	480
Carnival PLC	3	106
Carphone Warehouse Group PLC	15	56
Casey's General Stores, Inc.	48	1,181
Cathay Pacific Airways Ltd.	41	79
Charming Shoppes, Inc. (a)	83	452

NestEgg Dow Jones Target Date Funds	Schedule of Portfolio Investments
NestEgg Dow Jones 2010 Fund	July 31, 2008 - (Unaudited)

	Shares or
Security Description	Principal (Currency Noted)	Value ($)
Chico's FAS, Inc. (a)	245	1,365
China Travel International Investment Ltd.	162	44
Choice Hotels International, Inc.	4	99
Christopher & Banks Corp.	24	209
Cintas Corp.	58	1,650
Circuit City Stores, Inc.	222	448
Citizen Holdings Co. Ltd.	13	92
Coach, Inc. (a)	16	408
Compagnie Financiere Richemont SA	8	482
Compass Group PLC	31	225
Continental AG	2	225
Continental Airlines, Inc. (a)	18	247
Cooper Tire & Rubber Co.	98	903
Copart, Inc. (a)	64	2,807
Costco Wholesale Corp.	43	2,695
Crown Ltd.	14	105
CVS Caremark Corp.	125	4,563
Daihatsu Motor Co. Ltd.	11	131
Daimler AG	15	875
Daiwa House Industry Co. Ltd.	20	190
Darden Restaurants, Inc.	57	1,856
David Jones Ltd.	22	70
DCM Japan Holdings Co. Ltd.	12	97
Debenhams PLC	44	36
Deckers Outdoor Corp. (a)	13	1,469
Denso Corp.	17	444
Denway Motors Ltd.	231	83
Deutsche Lufthansa AG	4	92
Dick's Sporting Goods, Inc. (a)	56	983
Dillard's, Inc.	71	718
DineEquity, Inc.	6	139
Don Quijote Co. Ltd.	5	94
DR Horton, Inc.	103	1,145
Dress Barn, Inc. (a)	31	500
DSG International PLC	34	30
easyJet PLC (a)	10	66
Edion Corp.	10	90
Esprit Holdings Ltd.	34	365
Ethan Allen Interiors, Inc.	16	402
Family Dollar Stores, Inc.	28	652
FamilyMart Co. Ltd.	4	175
Fast Retailing Co. Ltd.	3	337

NestEgg Dow Jones Target Date Funds	Schedule of Portfolio Investments
NestEgg Dow Jones 2010 Fund	July 31, 2008 - (Unaudited)

	Shares or
Security Description	Principal (Currency Noted)	Value ($)
Fastenal Co.	54	2,638
Faurecia	1	40
Fiat SpA	11	190
Fiat SpA RNC	4	48
Finish Line, Inc	3	33
Foot Locker, Inc.	29	437
Ford Motor Co. (a)	87	418
Fossil, Inc. (a)	47	1,259
Fred's, Inc.	25	322
Fuji Heavy Industries Ltd.	23	124
Furniture Brands International, Inc.	24	285
Futaba Industrial Co. Ltd.	4	79
Galaxy Entertainment Group Ltd. (a)	106	45
GameStop Corp. (a)	52	2,107
Gaylord Entertainment Co. (a)	49	1,472
General Motors Corp.	15	166
Genesco, Inc. (a)	10	294
Genuine Parts Co.	52	2,086
Gildan Activewear, Inc. (a)	3	76
GKN PLC	14	59
GOME Electrical Appliances Holdings Ltd.	268	113
Grafton Group PLC	8	48
Group 1 Automotive, Inc.	16	314
Guess ?, Inc.	8	253
Gunze Ltd.	20	86
Gymboree Corp. (a)	39	1,459
H2O Retailing Corp.	11	71
Hanwa Co. Ltd.	21	123
Harman International Industries, Inc.	10	412
Harvey Norman Holdings Ltd.	29	89
Hasbro, Inc.	67	2,594
Haseko Corp.	41	45
Hennes & Mauritz AB	8	429
Herman Miller, Inc.	8	209
Hermes International SA	1	160
Hino Motors Ltd.	15	79
Hitachi High-Technologies Corp.	4	78
Home Depot, Inc.	104	2,478
Home Retail Group PLC	14	60
Honda Motor Co. Ltd.	195	6,308
Iberia Lineas Aereas de Espana SA	23	69
Imperial Hotel Ltd.	2	46

NestEgg Dow Jones Target Date Funds	Schedule of Portfolio Investments
NestEgg Dow Jones 2010 Fund	July 31, 2008 - (Unaudited)

	Shares or
Security Description	Principal (Currency Noted)	Value ($)
Inchcape PLC	11	55
Inditex SA	4	194
Ingram Micro, Inc. (a)	27	498
Insight Enterprises, Inc. (a)	33	421
Interface, Inc.	20	237
International Game Technology	37	803
International Speedway Corp.	38	1,398
Isetan Mitsukoshi Holdings Ltd.	14	161
Isuzu Motors Ltd.	51	222
Itochu Corp.	52	521
Izumi Co. Ltd.	7	109
J Crew Group, Inc. (a)	29	834
J Front Retailing Co. Ltd.	27	147
Jack in the Box, Inc. (a)	48	1,036
Jakks Pacific, Inc. (a)	18	396
Japan Airlines Corp.	56	115
Jardine Cycle & Carriage Ltd.	10	128
JB Hi-Fi Ltd.	11	126
JC Penney Co., Inc.	85	2,621
JetBlue Airways Corp. (a)	219	1,154
JFE Shoji Holdings, Inc.	14	108
Johnson Controls, Inc.	22	664
Jones Apparel Group, Inc.	114	1,908
JTEKT Corp.	7	105
Juki Corp.	12	30
Kayaba Industry Co. Ltd.	21	83
Kesa Electricals PLC	16	48
Kingfisher PLC	36	84
Kloeckner & Co. AG	1	51
Kohl's Corp. (a)	33	1,383
Koito Manufacturing Co. Ltd.	9	121
Kokuyo Co. Ltd.	10	88
Komeri Co. Ltd.	4	115
K's Holdings Corp.	4	71
Kuraray Co. Ltd.	12	130
Ladbrokes PLC	13	65
Las Vegas Sands Corp. (a)	4	182
Lawson, Inc.	3	155
La-Z-Boy, Inc.	35	258
Lear Corp. (a)	62	893
Li & Fung Ltd.	72	246
Li Ning Co. Ltd.	45	110

NestEgg Dow Jones Target Date Funds	Schedule of Portfolio Investments
NestEgg Dow Jones 2010 Fund	July 31, 2008 - (Unaudited)

	Shares or
Security Description	Principal (Currency Noted)	Value ($)
Life Time Fitness, Inc. (a)	24	715
Lifestyle International Holdings Ltd.	54	81
Liz Claiborne, Inc.	19	248
Longs Drug Stores Corp.	26	1,216
Lottomatica SpA	3	94
Lowe's Companies, Inc.	147	2,987
Limited Brands, Inc.	131	2,160
Macy's, Inc.	14	263
Magna International, Inc.	2	118
Marks & Spencer Group PLC	26	133
Marriott International, Inc.	13	337
Marubeni Corp.	53	390
Marui Group Co. Ltd.	11	85
Matsushita Electric Industrial Co. Ltd.	71	1,520
Mattel, Inc.	163	3,268
Mazda Motor Corp.	31	180
McDonald's Corp.	76	4,544
McDonald's Japan	6	89
Men's Wearhouse, Inc.	61	1,215
MGM Mirage (a)	6	174
Michelin	2	133
Mitchells & Butlers PLC	7	34
Mitsubishi Corp.	163	4,789
Mitsubishi Logistics Corp.	7	85
Mitsubishi Motors Corp. (a)	128	212
Mitsubishi Rayon Co. Ltd.	20	62
Mitsui & Co. Ltd.	57	1,181
Modine Manufacturing Co.	17	296
Mohawk Industries, Inc. (a)	24	1,415
MSC Industrial Direct Co.	32	1,526
Nagase & Co. Ltd.	9	95
Namco Bandai Holdings, Inc.	8	97
Newell Rubbermaid, Inc.	124	2,050
Next PLC	3	57
NGK Spark Plug Co. Ltd.	6	68
NHK Spring Co. Ltd.	12	85
Nintendo Co. Ltd.	4	1,950
Nippon Seiki Co. Ltd.	4	58
Nissan Motor Co. Ltd.	83	646
Nisshinbo Industries, Inc.	9	109
Nitori Co. Ltd.	2	109
NOK Corp.	5	73

NestEgg Dow Jones Target Date Funds	Schedule of Portfolio Investments
NestEgg Dow Jones 2010 Fund	July 31, 2008 - (Unaudited)

	Shares or
Security Description	Principal (Currency Noted)	Value ($)
Nokian Renkaat OYJ	3	130
Nordstrom, Inc.	58	1,667
Nu Skin Enterprises, Inc.	88	1,422
OfficeMax, Inc.	104	1,327
Okamura Corp.	12	90
Onward Holdings Co. Ltd.	9	98
OPAP SA	3	108
O'Reilly Automotive, Inc. (a)	18	460
Orient-Express Hotels Ltd.	28	932
Oshkosh Truck Corp.	11	198
Pacific Sunwear of California (a)	45	392
Panera Bread Co. (a)	38	1,904
Parkson Retail Group Ltd. (a)	70	97
Penn National Gaming, Inc. (a)	11	314
PEP Boys-Manny Moe & Jack	22	162
Persimmon PLC	5	29
PetSmart, Inc.	21	477
Peugeot SA	3	148
PF Chang's China Bistro, Inc. (a)	9	234
Phillips-Van Heusen Corp.	38	1,345
Pier 1 Imports, Inc. (a)	54	200
Pinnacle Entertainment, Inc. (a)	22	249
Pioneer Corp.	8	63
Pirelli & C SpA	95	59
Point, Inc.	2	62
Polo Ralph Lauren Corp.	10	592
Pool Corp.	19	420
PPR	1	109
Praktiker Bau-und Heimwerkerm AG	2	32
Punch Taverns PLC	5	25
Qantas Airways Ltd.	32	100
Quiksilver, Inc. (a)	200	1,534
RadioShack Corp.	25	417
Reece Australia Ltd.	5	93
Regal Entertainment Group	87	1,449
Regis Corp.	54	1,511
Renault SA	3	251
Rite Aid Corp. (a)	122	156
RONA, Inc. (a)	5	56
Ross Stores, Inc.	67	2,543
Royal Caribbean Cruises Ltd.	43	1,096
Ruby Tuesday, Inc. (a)	32	220

NestEgg Dow Jones Target Date Funds	Schedule of Portfolio Investments
NestEgg Dow Jones 2010 Fund	July 31, 2008 - (Unaudited)

	Shares or
Security Description	Principal (Currency Noted)	Value ($)
Ryland Group, Inc.	55	1,132
Ryohin Keikaku Co. Ltd.	2	117
Saks, Inc. (a)	119	1,213
Sally Beauty Holdings, Inc. (a)	57	422
Sankyo Co. Ltd.	3	183
Sanyo Shokai Ltd.	13	59
Scientific Games Corp. (a)	11	334
Sears Holdings Corp. (a)	2	162
Sega Sammy Holdings, Inc.	8	75
Sekisui Chemical Co. Ltd.	16	102
Sekisui House Ltd.	19	179
Select Comfort Corp. (a)	13	26
Seven & I Holdings Co. Ltd.	91	2,792
Shangri-La Asia Ltd.	47	101
Shimachu Co. Ltd.	4	99
Shimamura Co. Ltd.	1	61
Shimano, Inc.	3	139
Shoppers Drug Mart Corp.	3	159
Singapore Airlines Ltd.	16	177
Sky City Entertainment Group Ltd.	29	73
Skywest, Inc.	67	1,020
Sodexho Alliance SA	2	131
Sojitz Corp.	31	96
Sonae SGPS SA	37	39
Sony Corp.	68	2,597
Southwest Airlines Co.	31	483
Saint Marc Holdings Co. Ltd.	2	65
Staples, Inc.	52	1,170
Starbucks Corp. (a)	83	1,219
Starwood Hotels & Resorts Worldwide, Inc.	55	1,886
Steelcase, Inc.	28	279
Stockmann Oyj ABP	2	62
Sumitomo Corp.	41	558
Sumitomo Rubber Industries, Inc.	9	72
The Sumitomo Warehouse Co. Ltd.	18	78
Superior Industries International, Inc.	14	236
Suzuki Motor Corp.	15	330
Swatch Group AG REG	2	88
TABCorp. Holdings Ltd.	17	139
Takashimaya Co. Ltd.	10	85
Takata Corp.	3	46
Target Corp.	73	3,302

NestEgg Dow Jones Target Date Funds	Schedule of Portfolio Investments
NestEgg Dow Jones 2010 Fund	July 31, 2008 - (Unaudited)

	Shares or
Security Description	Principal (Currency Noted)	Value ($)
Tatts Group Ltd.	42	97
Taylor Wimpey PLC	18	14
Tech Data Corp. (a)	52	1,813
Teijin Ltd.	31	94
The Cato Corp.	20	358
The Cheesecake Factory (a)	54	760
The Hongkong & Shanghai Hotels Ltd.	65	100
Thomson	7	31
Tim Hortons, Inc.	4	109
TJX Companies, Inc.	50	1,686
Tod's SpA	1	57
Toho Co. Ltd.	6	127
Tokai Rika Co. Ltd.	4	69
Tokyo Style Co. Ltd.	9	82
Toll Brothers, Inc. (a)	51	1,025
Toray Industries, Inc.	46	232
Toro Co.	26	846
Toto Ltd.	13	95
Toyo Tire & Rubber Co. Ltd.	23	66
Toyobo Co. Ltd.	40	79
Toyoda Gosei Co. Ltd.	3	83
Toyota Boshoku Corp.	4	89
Toyota Industries Corp.	7	203
Toyota Motor Corp.	318	13,736
Toyota Tsusho Corp.	8	159
Tractor Supply Co. (a)	40	1,520
Triarc Companies, Inc.	25	140
TUI AG	4	92
TUI Travel PLC	17	67
Under Armour, Inc. (a)	38	1,108
United Stationers, Inc. (a)	29	1,112
UNY Co. Ltd.	10	105
Urban Outfitters, Inc. (a)	20	660
US Airways Group, Inc. (a)	18	91
USS Co. Ltd.	2	134
Vail Resorts, Inc. (a)	36	1,454
Valeo SA	2	65
VF Corp.	38	2,720
Virgin Blue Holdings Ltd.	20	15
Volkswagen AG	2	638
Wacoal Holdings Corp.	9	103
Walgreen Co.	97	3,331

NestEgg Dow Jones Target Date Funds	Schedule of Portfolio Investments
NestEgg Dow Jones 2010 Fund	July 31, 2008 - (Unaudited)

	Shares or
Security Description	Principal (Currency Noted)	Value ($)
Wal-Mart Stores, Inc.	134	7,855
Watsco, Inc.	9	449
Wendy's International, Inc.	19	436
Wesco International, Inc. (a)	41	1,544
Westjet Airlines Ltd. (a)	7	100
Whirlpool Corp.	25	1,893
William Hill PLC	9	56
WMS Industries, Inc. (a)	31	874
Wolseley PLC	10	68
Wolverine World Wide, Inc.	79	2,112
World Fuel Services Corp.	11	265
WW Grainger, Inc.	25	2,238
Wyndham Worldwide Corp.	78	1,399
Wynn Resorts Ltd. (a)	6	584
Xinyi Glass Holdings Co. Ltd.	105	62
Yamada Denki Co. Ltd.	3	204
Yamaha Corp.	7	143
Yamaha Motor Co. Ltd.	7	118
The Yokohama Rubber Co. Ltd.	15	72
Yum! Brands, Inc.	57	2,041
Zale Corp. (a)	79	1,746
		241,868

Consumer, Non-cyclical (2.69%)
ABB Grain Ltd.	14	105
ABC Learning Centres Ltd.	18	12
Abertis Infraestructuras SA	4	85
Accenture Ltd.	38	1,587
ACCO Brands Corp. (a)	36	309
Adecco SA	2	92
Administaff, Inc.	7	201
Aggreko PLC	10	141
Ajinomoto Co., Inc.	21	216
Alberto-Culver Co.	19	510
Alexion Pharmaceuticals, Inc. (a)	39	3,656
Alliance Data Systems Corp. (a)	32	2,053
Altria Group, Inc.	109	2,218
American Greetings Corp.	55	815
Anheuser-Busch Co., Inc.	49	3,320
Apollo Group, Inc. (a)	45	2,803
Arbitron, Inc.	35	1,645
Archer-Daniels-Midland Co.	60	1,718

NestEgg Dow Jones Target Date Funds	Schedule of Portfolio Investments
NestEgg Dow Jones 2010 Fund	July 31, 2008 - (Unaudited)

	Shares or
Security Description	Principal (Currency Noted)	Value ($)
Asahi Breweries Ltd.	16	302
Associated British Foods PLC	6	85
Atkins WS PLC	5	87
Atlantia SpA	4	107
Avery Dennison Corp.	41	1,804
Avis Budget Group, Inc. (a)	114	695
AWB Ltd.	35	93
Babcock International Group PLC	10	120
BearingPoint, Inc. (a)	129	114
Beiersdorf AG	2	130
Benesse Corp.	4	175
Biogen Idec, Inc. (a)	22	1,535
Bio-Rad Laboratories, Inc. (a)	12	1,069
Blyth, Inc.	20	291
Bowne & Co., Inc.	19	246
Brisa-Auto Estradas de Portugal, SA (BRISA)	8	81
British American Tobacco PLC	22	797
Brown-Forman Corp.	14	1,007
Bunzl PLC	8	100
C&C Group PLC	13	61
Cadbury PLC	20	237
Capita Group PLC	9	123
Carlsberg A/S	1	82
Carrefour SA	8	411
Casino Guichard Perrachon SA	1	100
Celera Corp. (a)	121	1,652
Celgene Corp. (a)	28	2,114
Central European Distribution Corp. (a)	32	2,335
Chaoda Modern Agriculture Ltd.	146	169
Charles River Laboratories International, Inc. (a)	22	1,462
Chemed Corp.	20	856
China Mengniu Dairy Co. Ltd.	31	92
ChoicePoint, Inc. (a)	12	574
Christian Dior SA	1	108
Church & Dwight Co., Inc.	48	2,634
Cintra Concesiones de Infraest	7	79
Clarins SA	1	87
Clorox Co.	45	2,453
Coca Cola Hellenic Bottling Co.	3	74
Coca-Cola Amatil Ltd.	17	124
Coca-Cola Co.	111	5,717
Coca-Cola West Holdings Co. Ltd.	5	111

NestEgg Dow Jones Target Date Funds	Schedule of Portfolio Investments
NestEgg Dow Jones 2010 Fund	July 31, 2008 - (Unaudited)

	Shares or
Security Description	Principal (Currency Noted)	Value ($)
Colgate-Palmolive Co.	48	3,565
ConAgra Foods, Inc.	15	325
Constellation Brands, Inc. (a)	69	1,485
Convergys Corp. (a)	25	318
Corinthian Colleges, Inc. (a)	55	866
Corn Products International, Inc.	71	3,302
Corporate Executive Board Co.	6	225
Corrections Corporation of America (a)	117	3,280
Cosco Pacific Ltd.	41	72
CSL Ltd.	18	587
Dai Nippon Printing Co. Ltd.	23	317
Dairy Crest Group PLC	7	55
Dairy Farm International Holdings Ltd.	38	187
Danisco A/S	1	69
Davis Service Group PLC	9	74
Dean Foods Co. (a)	65	1,385
Del Monte Foods Co.	45	382
Delhaize Group	1	55
Deluxe Corp.	49	701
Diageo PLC	41	715
Dr Pepper Snapple Group, Inc. (a)	3	62
Empire Co. Ltd.	2	88
Enzon Pharmaceuticals, Inc. (a)	30	245
Experian Group Ltd.	16	125
Ezaki GliCo. Co. Ltd.	11	129
Fortune Brands, Inc.	5	287
Foster's Group Ltd.	66	308
Fresh Del Monte Produce, Inc. (a)	63	1,328
FTI Consulting, Inc. (a)	34	2,419
G4S PLC	24	92
Genentech, Inc. (a)	46	4,382
General Mills, Inc.	10	644
Genzyme Corp. (a)	19	1,456
Golden Agri-Resources Ltd.	264	138
Goodman Fielder Ltd.	50	62
Greene King PLC	5	51
H&R Block, Inc.	108	2,628
Hansen Natural Corp. (a)	27	617
Hays PLC	33	52
Heineken Holding NV	2	86
Heineken NV	4	187
Henkel KGaA	2	77

NestEgg Dow Jones Target Date Funds	Schedule of Portfolio Investments
NestEgg Dow Jones 2010 Fund	July 31, 2008 - (Unaudited)

	Shares or
Security Description	Principal (Currency Noted)	Value ($)
Hershey Co.	51	1,875
Hewitt Associates, Inc. (a)	71	2,616
Hillenbrand, Inc.	13	301
HJ Heinz Co.	9	453
Homeserve PLC	3	88
Hormel Foods Corp.	17	615
House Foods Corp.	7	115
Human Genome Sciences, Inc. (a)	51	338
Husqvarna AB	8	67
IAWS Group PLC	5	116
Imperial Tobacco Group PLC	10	375
InBev NV	3	202
InterMune, Inc. (a)	14	241
Intertek Group PLC	5	100
Invitrogen Corp. (a)	38	1,685
Iron Mountain, Inc. (a)	46	1,334
Ito En Ltd.	4	59
ITT Educational Services, Inc. (a)	15	1,329
J Sainsbury PLC	23	144
Kagome Co. Ltd.	7	104
Kamigumi Co. Ltd.	13	96
Kao Corp.	17	442
Kerry Group PLC	4	113
Kesko OYJ	2	56
Kikkoman Corp.	8	99
Kimberly-Clark Corp.	16	925
Kirin Holdings Co. Ltd.	32	489
Koninklijke Ahold NV	19	217
Kose Corp.	4	98
Kraft Foods, Inc.	95	3,023
Lender Processing Services, Inc. (a)	33	1,101
Lion Corp.	20	90
Lion Nathan Ltd.	15	125
Loblaw Companies Ltd.	2	57
L'Oreal SA	4	421
Marine Harvest (a)	85	61
Mastercard, Inc.	1	244
McCormick & Co., Inc.	55	2,206
McKesson Corp.	32	1,792
Meiji Dairies Corp.	18	93
Meiji Seika Kaisha Ltd.	25	118
Metcash Ltd.	28	105

NestEgg Dow Jones Target Date Funds	Schedule of Portfolio Investments
NestEgg Dow Jones 2010 Fund	July 31, 2008 - (Unaudited)

	Shares or
Security Description	Principal (Currency Noted)	Value ($)
Metro AG	2	113
Metro, Inc.	3	72
Michael Page International PLC	10	51
Millipore Corp. (a)	22	1,548
Monster Worldwide, Inc. (a)	18	319
Moody's Corp.	9	313
MPS Group, Inc. (a)	167	1,924
Myriad Genetics, Inc. (a)	31	2,062
Nestle SA	60	2,639
Nichirei Corp.	23	135
Nippon Meat Packers, Inc.	10	159
Nippon Suisan Kaisha Ltd.	19	92
Nissha Printing Co. Ltd.	4	201
Nisshin Seifun Group, Inc.	12	165
Nissin Food Products Co. Ltd.	4	131
Novozymes A/S	1	95
Nutreco Holding NV	1	67
Olam International Ltd.	55	91
Oriflame Cosmetics SA	2	130
Pacific Brands Ltd.	36	66
Parexel International Corp. (a)	46	1,345
Park24 Co. Ltd.	11	62
Parmalat SpA	30	75
PDL BioPharma, Inc. (a)	18	201
Pepsi Bottling Group, Inc.	42	1,170
PepsiAmericas, Inc.	14	331
PepsiCo, Inc.	137	9,119
Pernod-Ricard SA	2	175
Pharmaceutical Product Development, Inc.	41	1,564
PHH Corp. (a)	76	1,177
Philip Morris International, Inc.	260	13,429
Premier Foods PLC	21	36
Pre-Paid Legal Services, Inc. (a)	3	126
Procter & Gamble Co.	248	16,239
QP Corp.	11	101
Quanta Services, Inc. (a)	54	1,668
RalCorp Holdings, Inc. (a)	20	1,079
Randstad Holding NV	3	85
Reckitt Benckiser Group PLC	9	493
Regeneron Pharmaceuticals, Inc. (a)	45	985
Remy Cointreau SA	1	49
Rent-A-Center, Inc. (a)	105	2,226

NestEgg Dow Jones Target Date Funds	Schedule of Portfolio Investments
NestEgg Dow Jones 2010 Fund	July 31, 2008 - (Unaudited)

	Shares or
Security Description	Principal (Currency Noted)	Value ($)
Rentokil Initial PLC	34	45
Resources Connection, Inc. (a)	17	393
Reynolds American, Inc.	4	223
Robert Half International, Inc.	64	1,619
RR Donnelley & Sons Co.	94	2,510
SABMiller PLC	13	270
Safeway, Inc.	13	347
SAIC, Inc. (a)	174	3,287
Sapporo Holdings Ltd.	18	130
Saputo, Inc.	4	104
Sara Lee Corp.	17	232
SECOM Co. Ltd.	7	323
Securitas AB	7	82
Serco Group PLC	12	98
Service Corporation International	290	2,775
Shiseido Co. Ltd.	13	290
Smithfield Foods, Inc. (a)	47	1,010
Societe BIC SA	1	51
Societe Des Autoroutes SA	1	86
Sohgo Security Services Co. Ltd.	7	82
Sotheby's	44	1,221
Spherion Corp. (a)	42	205
Stantec, Inc. (a)	3	80
Stewart Enterprises, Inc.	62	552
Strayer Education, Inc.	10	2,227
Supervalu, Inc.	96	2,460
Swedish Match AB	6	120
Sysco Corp.	45	1,276
Takara Holdings, Inc.	17	111
Tate & Lyle PLC	9	70
TeleTech Holdings, Inc. (a)	15	204
Tesco PLC	122	871
Thai Beverage PCL	602	95
The JM Smucker Co.	31	1,511
Tingyi Cayman Islands Holding Corp.	123	148
Toppan Printing Co. Ltd.	22	228
Toyo Suisan Kaisha Ltd.	7	177
Transurban Group	32	157
Tyson Foods, Inc.	142	2,116
Unicharm Corp.	2	141
Unilever NV	26	720
Unilever PLC	20	550

NestEgg Dow Jones Target Date Funds	Schedule of Portfolio Investments
NestEgg Dow Jones 2010 Fund	July 31, 2008 - (Unaudited)

	Shares or
Security Description	Principal (Currency Noted)	Value ($)
United Rentals, Inc. (a)	77	1,246
Universal Corp./Richmond VA	26	1,342
UST, Inc.	68	3,577
Valassis Communications, Inc. (a)	32	282
Vertex Pharmaceuticals, Inc. (a)	20	690
Viad Corp.	14	427
VistaPrint Ltd. (a)	33	850
Watson Wyatt Worldwide, Inc.	28	1,622
WD-40 Co.	11	376
Weight Watchers International, Inc.	5	179
The Western Union Co.	86	2,377
Whole Foods Market, Inc.	54	1,197
Wilmar International Ltd.	81	261
WM Morrison Supermarkets PLC	35	179
WM Wrigley Jr Co.	25	1,973
Woolworths Ltd.	40	948
Yakult Honsha Co. Ltd.	5	142
Yamazaki Baking Co. Ltd.	14	161
		218,669

Energy (2.95%)
Acergy SA	4	68
Advantage Energy Income Fund	3	32
Alpha Natural Resources, Inc. (a)	45	4,453
Anadarko Petroleum Corp.	32	1,853
APA Group	31	87
Apache Corp.	22	2,468
ARC Energy Trust	5	143
Arch Coal, Inc.	36	2,027
Arrow Energy Ltd. (a)	44	136
Atwood Oceanics, Inc. (a)	36	1,653
Australian Worldwide Exploration Ltd. (a)	37	121
Baker Hughes, Inc.	34	2,819
BG Group PLC	55	1,249
BJ Services Co.	127	3,734
BP PLC	299	3,090
Cabot Oil & Gas Corp.	6	264
Caltex Australia Ltd.	5	56
Cameron International Corp. (a)	74	3,534
Canadian Natural Resources Ltd.	8	625
Canadian Oil Sands Trust	4	201
Chesapeake Energy Corp.	33	1,655

NestEgg Dow Jones Target Date Funds	Schedule of Portfolio Investments
NestEgg Dow Jones 2010 Fund	July 31, 2008 - (Unaudited)

	Shares or
Security Description	Principal (Currency Noted)	Value ($)
Chevron Corp.	111	9,386
China Gas Holdings Ltd.	293	69
Cia Espanola de Petroleos SA	1	109
Cimarex Energy Co.	31	1,615
CNOOC Ltd.	480	722
CNPC (Hong Kong) Ltd.	175	75
ConocoPhillips Co.	80	6,530
Consol Energy, Inc.	43	3,199
Core Laboratories NV	23	2,981
Cosmo Oil Co. Ltd.	22	68
Covanta Holding Corp. (a)	17	478
Crosstex Energy, Inc.	37	1,189
Delta Petroleum Corp. (a)	77	1,468
Denbury Resources, Inc. (a)	62	1,745
Devon Energy Corp.	21	1,993
Diamond Offshore Drilling, Inc.	3	358
Dril-Quip, Inc. (a)	26	1,408
Duvernay Oil Corp. (a)	3	241
El Paso Corp.	233	4,178
Enbridge, Inc.	5	219
EnCana Corp.	12	866
Enerplus Resources Fund	2	82
ENI SpA	38	1,289
ENSCO International, Inc.	36	2,489
Ensign Energy Services, Inc.	6	124
EOG Resources, Inc.	18	1,810
Equitable Resources, Inc.	37	1,933
EXCO Resources, Inc. (a)	91	2,371
Exterran Holdings, Inc. (a)	20	1,129
Exxon Mobil Corp.	318	25,577
First Solar, Inc. (a)	8	2,281
FMC Technologies, Inc. (a)	33	2,039
Fording Canadian Coal Trust	1	88
Forest Oil Corp. (a)	25	1,426
Foundation Coal Holdings, Inc.	44	2,614
Fugro NV	2	143
Global Industries Ltd. (a)	68	812
Grey Wolf, Inc. (a)	283	2,417
Halliburton Co.	86	3,855
Headwaters, Inc. (a)	22	288
Helix Energy Solutions Group, Inc. (a)	11	351
Helmerich & Payne, Inc.	39	2,306

NestEgg Dow Jones Target Date Funds	Schedule of Portfolio Investments
NestEgg Dow Jones 2010 Fund	July 31, 2008 - (Unaudited)

	Shares or
Security Description	Principal (Currency Noted)	Value ($)
Hercules Offshore, Inc. (a)	34	849
Holly Corp.	30	857
Husky Energy, Inc.	4	177
Idemitsu Kosan Co. Ltd.	1	88
Imperial Oil Ltd.	4	197
ION Geophysical Corp. (a)	37	591
Japan Petroleum Exploration Co.	2	125
John Wood Group PLC	16	134
Lundin Petroleum AB (a)	10	132
Marathon Oil Corp.	30	1,484
Mariner Energy, Inc. (a)	108	2,858
Murphy Oil Corp.	57	4,545
National Fuel Gas Co.	26	1,295
National Oilwell Varco, Inc. (a)	50	3,932
Neste Oil OYJ	3	73
Nexen, Inc.	7	216
Niko Resources Ltd.	1	83
Nippon Mining Holdings, Inc.	31	188
Nippon Oil Corp.	48	305
Noble Corp.	63	3,268
Noble Energy, Inc.	55	4,063
Occidental Petroleum Corp.	51	4,020
Oceaneering International, Inc. (a)	13	788
Oil Search Ltd.	33	178
Oilexco, Inc. (a)	9	144
OMV AG	2	139
Oneok, Inc.	35	1,592
OPTI Canada, Inc. (a)	5	95
Origin Energy Ltd.	29	433
Parker Drilling Co. (a)	72	581
Patriot Coal Corp. (a)	15	1,892
Peabody Energy Corp.	20	1,353
Pengrowth Energy Trust	6	104
Penn Virginia Corp.	30	1,823
Penn West Energy Trust	3	90
Petro-Canada	8	369
Petrofac Ltd.	12	153
Pride International, Inc. (a)	64	2,481
Q-Cells AG (a)	1	98
Questar Corp.	59	3,120
Quicksilver Resources, Inc. (a)	32	837
Range Resources Corp.	36	1,748

NestEgg Dow Jones Target Date Funds	Schedule of Portfolio Investments
NestEgg Dow Jones 2010 Fund	July 31, 2008 - (Unaudited)

	Shares or
Security Description	Principal (Currency Noted)	Value ($)
Renewable Energy Corp. AS (a)	3	89
Repsol YPF SA	12	405
Rowan Companies, Inc.	35	1,393
Royal Dutch Shell PLC - A Shares	38	1,357
Royal Dutch Shell PLC - B Shares	42	1,483
Saipem SpA	4	155
Santos Ltd.	20	341
Saras SpA	18	90
SBM Offshore NV	3	68
Schlumberger Ltd.	101	10,262
Seacor Holdings, Inc. (a)	16	1,339
Seadrill Ltd.	5	151
Showa Shell Sekiyu KK	9	100
Singapore Petroleum Co. Ltd.	25	116
Smith International, Inc.	47	3,496
Solarworld AG	2	95
Southwestern Energy Co. (a)	108	3,921
Spectra Energy Corp.	19	516
St Mary Land & Exploration Co.	41	1,745
StatoilHydro ASA	19	626
Suncor Energy, Inc.	14	761
Sunoco, Inc.	52	2,112
Sunpower Corp. (a)	6	473
Superior Energy Services, Inc. (a)	77	3,652
Talisman Energy, Inc.	16	286
Technip SA	2	171
Tesoro Corp.	65	1,004
Tetra Technologies, Inc. (a)	90	1,704
TonenGeneral Sekiyu KK	11	93
Total SA	35	2,697
TransCanada Corp.	8	310
Transocean, Inc.	28	3,809
Trican Well Service Ltd.	6	132
Tullow Oil PLC	11	172
Ultra Petroleum Corp. (a)	48	3,426
UTS Energy Corp. (a)	19	95
Valero Energy Corp.	27	902
Vestas Wind Systems A/S (a)	3	396
Walter Industries, Inc.	50	5,243
Weatherford International Ltd. (a)	72	2,716
Westernzagros Resources Ltd. (a)	3	7
W-H Energy Services, Inc. (a)	21	1,921

NestEgg Dow Jones Target Date Funds	Schedule of Portfolio Investments
NestEgg Dow Jones 2010 Fund	July 31, 2008 - (Unaudited)

	Shares or
Security Description	Principal (Currency Noted)	Value ($)
Whiting Petroleum Corp. (a)	41	3,839
Williams Companies, Inc.	60	1,922
Woodside Petroleum Ltd.	15	759
XTO Energy, Inc.	34	1,605
		240,042

Financial (5.01%)
Aareal Bank AG	2	49
ACE Ltd.	10	507
Acom Co. Ltd.	3	88
Admiral Group PLC	7	128
Aegon NV	22	259
Aeon Credit Service Co. Ltd.	8	103
Aeon Mall Co. Ltd.	4	120
Affiliated Managers Group, Inc. (a)	5	432
AGF Management Ltd.	3	64
Agile Property Holdings Ltd.	61	57
Aiful Corp.	4	42
Aioi Insurance Co. Ltd.	18	97
Alexandria Real Estate Equities, Inc.	22	2,272
Allco Finance Group Ltd.	12	5
Alleanza Assicurazioni SpA	9	88
Alleghany Corp. (a)	1	315
Allgreen Properties Ltd.	91	62
Alliance & Leicester PLC	7	47
Allianz SE	7	1,198
Allied Irish Banks PLC	14	172
Allied World Assurance Co.	6	250
Alpha Bank AE	6	178
AMB Property Corp.	25	1,224
AMBAC Financial Group, Inc.	397	1,000
Amcore Financial, Inc.	15	92
American Express Co.	101	3,749
American Financial Group, Inc.	13	377
American International Group, Inc.	133	3,465
American National Insurance Co.	3	284
AmeriCredit Corp. (a)	155	1,359
Ameriprise Financial, Inc.	6	255
Amlin PLC	16	81
AMP Ltd.	62	383
Anchor BanCorp. Wisconsin, Inc.	13	94
Anglo Irish Bank Corp. PLC	11	87

NestEgg Dow Jones Target Date Funds	Schedule of Portfolio Investments
NestEgg Dow Jones 2010 Fund	July 31, 2008 - (Unaudited)

	Shares or
Security Description	Principal (Currency Noted)	Value ($)
Annaly Capital Management, Inc.	158	2,381
Aon Corp.	5	229
Apartment Investment & Management Co.	17	581
Arch Capital Group Ltd. (a)	24	1,674
Arthur J Gallagher & Co.	18	458
Ascendas Real Estate Investment Trust	61	103
Aspen Insurance Holdings Ltd.	17	432
Assicurazioni Generali SpA	19	662
Associated Banc Corp.	45	751
Assurant, Inc.	31	1,864
Assured Guaranty Ltd.	82	940
Astoria Financial Corp.	16	358
ASX Ltd.	6	196
Australia & New Zealand Banking Group	60	918
AvalonBay Communities, Inc.	20	1,994
Aviva PLC	40	400
AXA Asia Pacific Holdings Ltd.	30	127
AXA SA	28	829
Axis Capital Holdings Ltd.	43	1,362
Azimut Holding SpA	6	49
Babcock & Brown Ltd.	9	56
Baloise Holding AG	1	94
Banca Carige SpA	23	82
Banca Monte dei Paschi di Sien EU	19	54
Banca Popolare di Milano Scarl	7	70
Banco Bilbao Vizcaya Arg.	55	1,015
Banco BPI SA	12	45
Banco Comercial Portugues SA	52	93
Banco de Valencia SA	8	99
Banco Espirito Santo SA	5	75
Banco Pastor SA	5	56
Banco Popular Espanol SA	12	132
Banco Santander SA	96	1,869
BanCorpsouth, Inc.	73	1,555
Bank of America Corp.	272	8,949
Bank of East Asia Ltd.	51	248
Bank of Ireland	15	125
Bank of Montreal	8	375
Bank of New York Mellon Corp.	71	2,521
Bank of Nova Scotia	15	714
Bank of Queensland Ltd.	7	96
Bankinter SA	6	57

NestEgg Dow Jones Target Date Funds	Schedule of Portfolio Investments
NestEgg Dow Jones 2010 Fund	July 31, 2008 - (Unaudited)

	Shares or
Security Description	Principal (Currency Noted)	Value ($)
Barclays PLC	101	676
BB&T Corp.	16	448
Bellevue Group AG	1	52
Bendigo Bank Ltd.	16	163
BioMed Realty Trust, Inc.	64	1,651
BNP Paribas SA	14	1,393
BOC Hong Kong Holdings Ltd.	118	300
BOK Financial Corp.	5	200
Bolsas Y Mercados Espanoles SA	2	74
Boston Properties, Inc.	5	481
Bradford & Bingley PLC	13	14
Brandywine Realty Trust	83	1,332
BRE Properties, Inc.	34	1,662
Brit Insurance Holdings PLC	16	49
British Land Co. PLC	8	111
Brookfield Asset Management, Inc.	9	303
Cabcharge Australia Ltd.	10	73
Cambridge Industrial Trust	60	29
Camden Property Trust	9	443
Canadian Imperial Bank of Commerce	5	303
CapitaCommercial Trust	62	87
Capital One Financial Corp.	13	544
CapitaLand Ltd.	55	229
CapitalSource, Inc.	61	709
CapitaMall Trust	44	97
Cathay General BanCorp.	53	845
Catlin Group Ltd.	11	72
Cattles PLC	14	33
CB Richard Ellis Group, Inc. (a)	83	1,166
CBL & Associates Properties, Inc.	91	1,767
Centro Properties Group	28	7
CFS Retail Property Trust	66	127
Challenger Financial Services Group Ltd.	23	51
Cheung Kong Holdings Ltd.	48	678
China Everbright Ltd.	46	86
China Insurance International Holdings Co.	44	101
China Overseas Land & Investments Ltd.	116	208
China Resources Land Ltd.	59	78
Chinese Estates Holdings Ltd.	59	84
Chubb Corp.	12	576
Chuo Mitsui Trust Holdings, Inc.	33	207
Cincinnati Financial Corp.	46	1,281

NestEgg Dow Jones Target Date Funds	Schedule of Portfolio Investments
NestEgg Dow Jones 2010 Fund	July 31, 2008 - (Unaudited)

	Shares or
Security Description	Principal (Currency Noted)	Value ($)
CIT Group, Inc.	90	763
CITIC International Financial Holdings Ltd.	129	105
Citigroup, Inc.	271	5,065
Citizens Republic BanCorp., Inc.	49	164
City Developments Ltd.	16	134
City National Corp.	7	344
CME Group, Inc.	5	1,801
CNP Assurances SA	1	112
Colonial BancGroup, Inc.	28	186
Colonial Properties Trust	52	1,038
Comerica, Inc.	58	1,666
Commerce Bancshares, Inc.	26	1,134
Commerzbank AG	9	290
Commonwealth Bank of Australia	43	1,610
Commonwealth Property Office Fund	79	101
Conseco, Inc. (a)	38	318
Corio NV	1	77
Corporacion Financiera Alba, SA	1	55
Corporate Office Properties Trust	38	1,477
Credit Agricole SA	11	236
Credit Saison Co. Ltd.	6	127
Credit Suisse Group	16	806
Cullen/Frost Bankers, Inc.	13	686
Dah Sing Financial Holdings Ltd.	12	94
Daishi Bank Ltd.	25	105
Daito Trust Cons Ltd.	3	137
Daiwa Securities Group, Inc.	46	403
Danske Bank A/S	7	200
DB RREEF Trust	95	125
DBS Group Holdings Ltd.	37	520
DCT Industrial Trust, Inc.	160	1,355
Deerfield Capital Corp.	2	1
Delphi Financial Group, Inc.	59	1,472
Derwent London PLC	3	65
Deutsche Bank AG	8	743
Deutsche Boerse AG	3	342
Deutsche Postbank AG	1	71
Developers Diversified Realty Corp.	52	1,662
Dexia SA	9	123
DiamondRock Hospitality Co.	94	867
Digital Realty Trust, Inc.	41	1,759
Dime Community Bancshares, Inc.	47	786

NestEgg Dow Jones Target Date Funds	Schedule of Portfolio Investments
NestEgg Dow Jones 2010 Fund	July 31, 2008 - (Unaudited)

	Shares or
Security Description	Principal (Currency Noted)	Value ($)
DnB NOR ASA	11	142
Duke Realty Corp.	53	1,311
E*Trade Financial Corp. (a)	584	1,764
EFG Eurobank Ergasias SA	4	100
Endurance Specialty Holdings Ltd.	11	337
Equity Lifestyle Properties, Inc.	28	1,344
Equity Residential Property Trust	9	389
Erie Indemnity Co.	10	437
Erste Bank der Oesterreichisch AG	3	193
Essex Property Trust, Inc.	25	3,034
Eurazeo	1	100
Eurocommercial Properties NV	2	95
Everest Re Group Ltd.	28	2,290
Fannie Mae	34	391
Federal Realty Investment Trust	22	1,597
Federated Investors, Inc.	36	1,183
FelCor Lodging Trust, Inc.	40	320
Fidelity National Financial, Inc.	81	1,082
Fifth Third BanCorp.	14	196
Fimalac SA	1	69
First American Corp.	42	1,058
First BanCorp.	41	359
First Horizon National Corp.	23	216
First Industrial Realty Trust, Inc.	61	1,512
First Marblehead Corp.	13	33
First Midwest BanCorp., Inc.	54	1,109
First Niagara Financial Group	114	1,595
FirstFed Financial Corp. (a)	7	56
FirstMerit Corp.	81	1,594
FKP Property Group	18	77
FNB Corp.	71	804
Fondiaria-Sai SpA	2	67
Forest City Enterprises, Inc.	9	235
Forestar Real Estate Group, Inc. (a)	38	687
Fortis	20	282
Franklin Resources, Inc.	19	1,912
Franklin Street Properties Corp.	75	920
Fraser and Neave Ltd.	36	117
Freddie Mac	20	163
Fremont General Corp. (a)	40	12
Friedman Billings Ramsey Group	80	143
Friends Provident PLC	33	55

NestEgg Dow Jones Target Date Funds	Schedule of Portfolio Investments
NestEgg Dow Jones 2010 Fund	July 31, 2008 - (Unaudited)

	Shares or
Security Description	Principal (Currency Noted)	Value ($)
Frontier Financial Corp.	30	347
Fuji Fire & Marine Insurance Co.	28	82
Fulton Financial Corp.	165	1,739
Fuyo General Lease Co. Ltd.	3	87
Genting International PLC (a)	184	76
Genworth Financial, Inc.	13	208
Goldcrest Co. Ltd.	2	34
Goldman Sachs Group, Inc.	22	4,049
Goodman Group	48	115
GPT Group	68	97
Gramercy Capital Corp.	24	162
Great Eagle Holdings Ltd.	29	84
Great Eastern Holdings Ltd.	9	103
Great Portland Estates PLC	8	54
Great-West Lifeco, Inc.	4	117
Greentown China Holdings Ltd.	45	39
Guaranty Financial Group, Inc. (a)	4	13
Guoco Group Ltd.	7	74
GZI Real Estate Investment Trust	90	32
Hachijuni Bank Ltd.	17	110
Hammerson PLC	4	76
Hang Lung Group Ltd.	28	125
Hang Lung Properties Ltd.	60	191
Hang Seng Bank Ltd.	23	453
Hannover Rueckversicherung AG	2	95
Hartford Financial Services Group, Inc.	23	1,458
Hbos PLC	58	334
HCC Insurance Holdings, Inc.	60	1,359
HCP, Inc.	70	2,525
Health Care REIT, Inc.	106	5,286
Healthcare Realty Trust, Inc.	56	1,625
Heiwa Real Estate Co. Ltd.	15	66
Henderson Group PLC	27	63
Henderson Investment Ltd.	66	4
Henderson Land Development Corp.	35	219
Higo Bank Ltd.	16	90
Hilb Rogal & Hobbs Co.	43	1,864
Hiroshima Bank Ltd.	21	86
Hokuhoku Financial Group, Inc.	46	119
Home Properties, Inc.	26	1,431
Hong Kong Exchanges and Clearing Ltd.	35	522
Hongkong Land Holdings Ltd.	61	252

NestEgg Dow Jones Target Date Funds	Schedule of Portfolio Investments
NestEgg Dow Jones 2010 Fund	July 31, 2008 - (Unaudited)

	Shares or
Security Description	Principal (Currency Noted)	Value ($)
Hopewell Holdings Ltd.	25	90
Hopson Development Holdings Ltd.	30	32
Horace Mann Educators Corp.	29	402
Hospitality Properties Trust	35	746
Host Hotels & Resorts, Inc.	222	2,910
HRPT Properties Trust	224	1,570
HSBC Holdings PLC	180	2,993
Hudson City BanCorp., Inc.	207	3,780
Huntington Bancshares, Inc.	114	800
Hypo Real Estate Holding AG	1	28
Hysan Development Co. Ltd.	42	120
ICAP PLC	11	110
ICBC Asia	44	105
IG Group Holdings PLC	16	112
IGM Financial, Inc.	2	83
Immoeast AG (a)	8	58
Immofinanz AG	9	82
Industrial Alliance Insurance	3	101
IndyMac BanCorp., Inc.	39	5
ING Canada, Inc.	2	79
ING Groep NV	32	1,049
ING Industrial Fund	51	66
ING Office Fund	75	102
Insurance Australia Group Ltd.	59	217
IntercontinentalExchange, Inc. (a)	24	2,395
International Bancshares Corp.	75	1,845
Intesa Sanpaolo RNC	15	79
Intesa Sanpaolo SpA	148	836
Invesco Ltd.	135	3,144
Investec PLC	9	60
Investment Technology Group, Inc. (a)	29	862
Investor AB - A Shares	4	85
Investor AB - B Shares	7	154
IPC Holdings Ltd.	14	449
Irish Life & Permanent PLC	4	32
iStar Financial, Inc.	27	222
IVG Immobilien AG	3	57
Iyo Bank Ltd.	12	140
JafCo. Co. Ltd.	2	77
Janus Capital Group, Inc.	52	1,578
Japan Securities Finance Co. Ltd.	8	66
Jefferies Group, Inc.	20	380

NestEgg Dow Jones Target Date Funds	Schedule of Portfolio Investments
NestEgg Dow Jones 2010 Fund	July 31, 2008 - (Unaudited)

	Shares or
Security Description	Principal (Currency Noted)	Value ($)
Jones Lang LaSalle, Inc.	6	286
JPMorgan Chase & Co.	202	8,207
Jyske Bank A/S (a)	1	63
KBC Groep NV	3	307
Keppel Land Ltd.	20	71
Kerry Properties Ltd.	15	80
KeyCorp.	159	1,677
Kilroy Realty Corp.	26	1,191
Kimco Realty Corp.	68	2,400
Kinnevik Investment AB	6	91
Kiyo Holdings, Inc.	71	116
Knight Capital Group, Inc. (a)	99	1,623
Kowloon Development Co. Ltd.	49	80
Kungsleden AB	8	56
Land Securities Group PLC	7	179
LaSalle Hotel Properties	49	1,113
Legal & General Group PLC	101	196
Lehman Brothers Holdings, Inc.	36	624
Lend Lease Corp. Ltd.	11	104
Leopalace21 Corp.	4	54
Lexington Realty Trust	40	576
Liberty International PLC	5	93
Liberty Property Trust	50	1,820
Lincoln National Corp.	8	382
Link REIT	55	123
Lloyds TSB Group PLC	87	509
Loews Corp.	13	579
London Stock Exchange Group PLC	4	66
M&T Bank Corp.	34	2,393
Mack-Cali Realty Corp.	12	461
Macquarie Communications Infrastructure Group	21	57
Macquarie CountryWide Trust	64	54
Macquarie Group Ltd.	8	387
Macquarie Infrastructure Group	89	215
Macquarie Office Trust	83	71
Man Group PLC	25	304
Manulife Financial Corp.	24	884
Mapfre SA	23	115
Markel Corp. (a)	2	726
Marsh & McLennan Companies, Inc.	16	452
Marshall & Ilsley Corp.	77	1,170
Max Capital Group Ltd.	69	1,619

NestEgg Dow Jones Target Date Funds	Schedule of Portfolio Investments
NestEgg Dow Jones 2010 Fund	July 31, 2008 - (Unaudited)

	Shares or
Security Description	Principal (Currency Noted)	Value ($)
MBIA, Inc.	128	759
Mediobanca SpA	6	88
Meinl European Land Ltd. (a)	5	50
Mercury General Corp.	6	303
Merrill Lynch & Co., Inc.	42	1,119
Merrill Lynch Canada, Inc.	1	27
MetLife, Inc.	32	1,625
MGIC Investment Corp.	15	96
MI Developments, Inc.	3	59
Mid-America Apartment Communities	30	1,724
Millea Holdings, Inc.	27	1,021
Mirvac Group	33	79
Mitsubishi Estate Co. Ltd.	45	1,097
Mitsubishi UFJ Financial Group	1,685	15,164
Mitsubishi UFJ Lease & Finance Co. Ltd.	2	88
Mitsui Fudosan Co. Ltd.	29	664
Mitsui Sumitomo Insurance Group	14	467
Mizuho Financial Group, Inc.	2	9,751
Mizuho Trust & Banking Co. Ltd.	56	88
Montpelier Re Holdings Ltd.	16	251
Morgan Stanley	60	2,369
Muenchener Rueckversicherungs AG	3	500
Musashino Bank Ltd.	2	77
National Australia Bank Ltd.	53	1,233
National Bank of Canada	2	98
National Bank of Greece SA	7	333
National Financial Partners Co.	26	542
National Retail Properties, Inc.	71	1,501
Nationwide Financial Services, Inc.	66	3,059
Nationwide Health Properties, Inc.	95	3,525
New World Development Ltd.	74	139
New York Community BanCorp., Inc.	108	1,795
NewAlliance Bancshares, Inc.	115	1,493
Newcastle Investment Corp.	29	176
Nexity Financial Corp.	1	22
Nipponkoa Insurance Co. Ltd.	27	218
Nissay Dowa General Insurance Co. Ltd.	19	104
Nomura Holdings, Inc.	163	2,381
Nomura Real Estate Holdings	4	82
Nordea Bank AB	32	457
Northern Rock PLC	7	12
Nymex Holdings, Inc.	3	246

NestEgg Dow Jones Target Date Funds	Schedule of Portfolio Investments
NestEgg Dow Jones 2010 Fund	July 31, 2008 - (Unaudited)

	Shares or
Security Description	Principal (Currency Noted)	Value ($)
NYSE Euronext, Inc.	10	472
Ogaki Kyoritsu Bank Ltd.	22	126
Oita Bank Ltd.	17	109
Okasan Holdings, Inc.	17	89
OKO Bank PLC	6	99
Old Mutual PLC	85	164
Old National BanCorp.	107	1,624
Old Republic International Corp.	120	1,260
Onex Corp.	3	82
ORIX Corp.	3	461
Oversea-Chinese Banking Corp.	82	506
Pacific Capital BanCorp. NA	75	980
Pargesa Holding SA	1	104
Park National Corp.	4	251
PartnerRe Ltd.	20	1,406
Pennsylvania Real Estate Investment Trust	62	1,142
People's United Financial, Inc.	73	1,240
Perpetual Ltd.	2	77
Philadelphia Consolidated Holding Corp. (a)	39	2,280
The Phoenix Companies, Inc.	165	1,605
Piper Jaffray Companies (a)	6	213
Piraeus Bank SA	5	150
Platinum Underwriters Holdings Ltd.	54	1,949
The PMI Group, Inc.	16	40
PNC Financial Services Group, Inc.	10	713
Popular, Inc.	96	660
Post Properties, Inc.	42	1,335
Power Corporation of Canada	5	153
Power Financial Corp.	4	132
Principal Financial Group, Inc.	8	340
ProAssurance Corp. (a)	21	1,028
Promise Co. Ltd.	4	102
Prosperity Bancshares, Inc.	61	1,958
Prosperity REIT	172	33
Protective Life Corp.	15	539
Provident Bankshares Corp.	17	155
Provident Financial Services, Inc.	33	481
Prudential Financial, Inc.	30	2,069
Prudential PLC	38	411
PSP Swiss Property AG	2	128
Public Storage, Inc.	5	409
QBE Insurance Group Ltd.	28	596

NestEgg Dow Jones Target Date Funds	Schedule of Portfolio Investments
NestEgg Dow Jones 2010 Fund	July 31, 2008 - (Unaudited)

	Shares or
Security Description	Principal (Currency Noted)	Value ($)
Quintain Estates & Development PLC	6	19
Radian Group, Inc.	15	26
Raiffeisen International Bank-Holding AG	1	125
RAIT Financial Trust	34	226
Ratos AB	3	86
Raymond James Financial, Inc.	18	520
Realty, Income Corp.	96	2,418
Redwood Trust, Inc.	31	677
Regency Centers Corp.	28	1,666
Regions Financial Corp.	21	199
Reinsurance Group of America, Inc.	7	348
RenaissanceRe Holdings Ltd.	33	1,679
RioCan REIT	5	97
RLI Corp.	8	437
Royal & Sun Alliance Insurance Group PLC	46	120
Royal Bank of Canada	20	923
Royal Bank of Scotland Group PLC	146	613
Safeco Corp.	26	1,720
Sampo Oyj	8	202
San-In Godo Bank Ltd.	12	102
Schroders PLC	4	76
Segro PLC	9	73
Selective Insurance Group	53	1,145
Senior Housing Properties Trust	79	1,663
The Senshu Bank Ltd.	43	86
Shenzhen Investment Ltd.	125	43
The Shiga Bank Ltd.	17	111
Shimao Property Holdings Ltd.	40	50
Shinko Securities Co. Ltd.	22	73
Shinsei Bank Ltd.	49	171
The Shizuoka Bank Ltd.	23	247
Shui On Land Ltd.	103	93
Shun Tak Holdings Ltd.	69	54
Simon Property Group, Inc.	16	1,482
Singapore Exchange Ltd.	35	175
Sino Land Co	48	97
Skandinaviska Enskilda Banken AB	8	166
SL Green Realty Corp.	15	1,250
Societa Cattolica di Assicuraz	2	90
Societe Generale	7	653
Sompo Japan Insurance, Inc.	33	329
The South Financial Group, Inc.	112	675

NestEgg Dow Jones Target Date Funds	Schedule of Portfolio Investments
NestEgg Dow Jones 2010 Fund	July 31, 2008 - (Unaudited)

	Shares or
Security Description	Principal (Currency Noted)	Value ($)
Sovereign BanCorp., Inc.	124	1,180
St. George Bank Ltd.	18	470
Standard Chartered PLC	22	676
Standard Life PLC	32	144
State Street Corp.	18	1,290
Sterling Bancshares, Inc.	39	379
Sterling Financial Corp.	85	636
Stockland Trust Group	47	205
Storebrand ASA	7	49
Strategic Hotels & Resorts, Inc.	119	939
Sumitomo Mitsui Financial Group, Inc.	1	7,860
Sumitomo Real Estate Sales Co.	1	37
Sumitomo Realty & Development Ltd.	16	334
Sumitomo Trust & Banking Co. Ltd.	55	383
Sun Hung Kai Properties Ltd.	45	675
Sun Life Financial, Inc.	9	350
SunCorp.-Metway Ltd.	31	391
Sunstone Hotel Investors, Inc.	69	893
Suntec REIT	87	99
SunTrust Banks, Inc.	18	739
Suruga Bank Ltd.	9	113
Susquehanna Bancshares, Inc.	130	1,862
SVB Financial Group (a)	26	1,497
Svenska Handelsbanken AB	8	204
Swedbank AB	6	126
Swiss Reinsurance AG	6	376
SWS Group, Inc.	19	359
Sydbank A/S	2	76
Synovus Financial Corp.	141	1,341
T Rowe Price Group, Inc.	62	3,711
T&D Holdings, Inc.	8	506
Takefuji Corp.	4	55
Taubman Centers, Inc.	35	1,680
TCF Financial Corp.	23	293
TD Ameritrade Holding Corp. (a)	9	179
The 77 Bank Ltd.	16	96
The Aichi Bank Ltd.	1	80
The Akita Bank Ltd.	22	92
The Allstate Corp.	21	971
The Awa Bank Ltd.	23	126
The Bank of Ikeda Ltd.	2	70
The Bank of Kyoto Ltd.	12	126

NestEgg Dow Jones Target Date Funds	Schedule of Portfolio Investments
NestEgg Dow Jones 2010 Fund	July 31, 2008 - (Unaudited)

	Shares or
Security Description	Principal (Currency Noted)	Value ($)
The Bank of Nagoya Ltd.	17	101
The Bank of Yokohama Ltd.	46	299
The Charles Schwab Corp.	54	1,236
The Chiba Bank Ltd.	30	201
The Chugoku Bank Ltd.	8	106
The Gunma Bank Ltd.	16	100
The Hokkoku Bank Ltd.	25	86
The Hyakugo Bank Ltd.	17	103
The Hyakujushi Bank Ltd.	21	119
The Joyo Bank Ltd.	27	127
The Juroku Bank Ltd.	18	80
The Kagoshima Bank Ltd.	15	109
The Keiyo Bank Ltd.	19	105
The Macerich Co.	29	1,605
The Nanto Bank Ltd.	21	106
The Nasdaq Stock Market, Inc. (a)	28	778
The Nishi-Nippon City Bank Ltd.	32	93
The Toho Bank Ltd.	25	107
Tokai Tokyo Securities Co. Ltd.	19	74
Tokyo Tatemono Co. Ltd.	10	50
The Tokyo Tomin Bank Ltd.	3	56
Tokyu Land Corp.	15	76
Torchmark Corp.	29	1,683
Toronto-Dominion Bank	35	2,077
The Travelers Companies, Inc.	24	1,059
Trustco Bank Corp.	50	437
Trustmark Corp.	81	1,463
TrygVesta AS	1	73
UBS AG (a)	30	592
UCBH Holdings, Inc.	116	523
UDR, Inc.	50	1,277
Umpqua Holdings Corp.	100	1,358
Unibail-Rodamco	1	225
UniCredit SpA	189	1,136
UnionBanCal Corp.	10	537
Unione di Banche Italiane SCPA	10	238
Unipol Gruppo Finanziario SpA	32	84
United Bankshares, Inc.	48	1,209
United Industrial Corp. Ltd.	53	110
United Overseas Bank Ltd.	40	570
Unitrin, Inc.	10	276
Unum Group	164	3,962

NestEgg Dow Jones Target Date Funds	Schedule of Portfolio Investments
NestEgg Dow Jones 2010 Fund	July 31, 2008 - (Unaudited)

	Shares or
Security Description	Principal (Currency Noted)	Value ($)
UOL Group Ltd.	30	75
Urban Corp.	7	9
US BanCorp.	108	3,306
Valad Property Group	68	35
Valley National BanCorp	22	434
Van Lanschot NV	1	91
Vastned Retail NV	1	81
Ventas, Inc.	59	2,647
Wachovia Corp.	119	2,055
Washington Federal, Inc.	83	1,544
Washington Mutual, Inc.	26	139
Webster Financial Corp.	60	1,192
Weingarten Realty Investors	15	457
Wells Fargo & Co.	185	5,600
Westfield Group	60	914
Westpac Banking Corp.	61	1,238
Wheelock & Co. Ltd.	42	115
White Mountains Insurance Group Ltd.	3	1,311
Whitney Holding Corp.	65	1,336
Willis Group Holdings Ltd.	38	1,188
Wilmington Trust Corp.	12	283
Wing Hang Bank Ltd.	9	122
Wing Lung Bank Ltd.	10	196
Wing Tai Holdings Ltd.	44	52
WR Berkley Corp.	117	2,764
XL Capital Ltd.	5	90
Yamaguchi Financial Group, Inc.	9	122
The Yamanashi Chuo Bank Ltd.	17	99
Yanlord Land Group Ltd.	51	73
Zenith National Insurance Corp.	40	1,377
Zions Bancorporation	46	1,346
Zurich Financial Services AG	2	529
		407,158

Healthcare (2.34%)
Abbott Laboratories	85	4,789
Advanced Medical Optics, Inc. (a)	9	156
Aetna, Inc.	48	1,968
Affymetrix, Inc. (a)	9	71
Alcon, Inc.	3	517
Alfresa Holdings Corp.	2	123
Alkermes, Inc. (a)	80	1,260

NestEgg Dow Jones Target Date Funds	Schedule of Portfolio Investments
NestEgg Dow Jones 2010 Fund	July 31, 2008 - (Unaudited)

	Shares or
Security Description	Principal (Currency Noted)	Value ($)
Allergan, Inc.	22	1,142
American Medical Systems Holdings, Inc. (a)	27	445
Amerigroup Corp. (a)	35	889
AmerisourceBergen Corp.	59	2,470
Amylin Pharmaceuticals, Inc. (a)	21	663
Apria Healthcare Group, Inc. (a)	51	980
Arthrocare Corp. (a)	34	719
Astellas Pharma, Inc.	18	783
AstraZeneca PLC	23	1,125
Barr Pharmaceuticals, Inc. (a)	41	2,705
Baxter International, Inc.	61	4,185
Beckman Coulter, Inc.	25	1,809
Becton Dickinson & Co.	17	1,443
BioMarin Pharmaceutical, Inc. (a)	91	2,962
Biovail Corp.	6	60
Boston Scientific Corp. (a)	101	1,201
Bristol-Myers Squibb Co.	122	2,577
Brookdale Senior Living, Inc.	6	92
Celesio AG	2	65
Cephalon, Inc. (a)	26	1,902
Cepheid, Inc. (a)	53	907
Chugai Pharmaceutical Co. Ltd.	9	144
Cigna Corp.	9	333
Cochlear Ltd.	2	83
Coloplast A/S	1	85
Community Health Systems, Inc. (a)	42	1,385
Covance, Inc. (a)	25	2,295
Coventry Health Care, Inc. (a)	55	1,945
CR Bard, Inc.	25	2,321
Cubist Pharmaceuticals, Inc. (a)	21	476
CV Therapeutics, Inc. (a)	23	216
Daiichi Sankyo Co. Ltd.	23	689
Dainippon Sumitomo Pharma Co.	11	92
DaVita, Inc. (a)	27	1,508
Dentsply International, Inc.	36	1,449
Edwards Lifesciences Corp. (a)	39	2,445
Eisai Co. Ltd.	9	324
Elan Corp. PLC (a)	7	145
Elekta AB	6	127
Eli Lilly & Co.	60	2,827
Endo Pharmaceuticals Holdings (a)	21	486
Essilor International SA	3	149

NestEgg Dow Jones Target Date Funds	Schedule of Portfolio Investments
NestEgg Dow Jones 2010 Fund	July 31, 2008 - (Unaudited)

	Shares or
Security Description	Principal (Currency Noted)	Value ($)
Express Scripts, Inc. (a)	24	1,693
Fisher & Paykel Healthcare Corp.	42	86
Forest Laboratories, Inc. (a)	37	1,314
Fresenius Medical Care AG & Co.	3	166
Fresenius SE	1	87
Gen-Probe, Inc. (a)	36	1,920
Getinge AB	5	116
Gilead Sciences, Inc. (a)	92	4,966
GlaxoSmithKline PLC	94	2,191
Grifols SA	5	150
Haemonetics Corp. (a)	30	1,742
Health Management Associates, Inc. (a)	327	2,011
Health Net, Inc. (a)	43	1,202
Healthscope Ltd.	23	94
Healthsouth Corp. (a)	54	887
Healthways, Inc. (a)	24	610
Hengan International Group Co.	32	97
Henry Schein, Inc. (a)	23	1,232
Herbalife Ltd.	7	302
Hill-Rom Holdings, Inc.	13	365
Hisamitsu Pharmaceutical Co., Inc.	4	168
Hologic, Inc. (a)	22	406
Idexx Laboratories, Inc. (a)	59	3,157
Immucor, Inc. (a)	47	1,416
Intuitive Surgical, Inc. (a)	13	4,047
Invacare Corp.	17	400
Inverness Medical Innovations, Inc. (a)	54	1,820
Johnson & Johnson	154	10,544
Kinetic Concepts, Inc. (a)	8	280
King Pharmaceuticals, Inc. (a)	133	1,531
Kobayashi Pharmaceutical Co. Ltd.	3	98
Kyowa Hakko Kogyo Co. Ltd.	8	90
Laboratory Corporation of America Holdings (a)	29	1,960
LifePoint Hospitals, Inc. (a)	80	2,290
Luxottica Group SpA	3	74
Magellan Health Services, Inc. (a)	26	1,086
Medarex, Inc. (a)	151	1,492
Medco Health Solutions, Inc. (a)	52	2,578
Mediceo Paltac Holdings Co. Ltd.	7	117
Medtronic, Inc.	90	4,755
Mentor Corp.	12	298
Merck & Co., Inc.	131	4,310

NestEgg Dow Jones Target Date Funds	Schedule of Portfolio Investments
NestEgg Dow Jones 2010 Fund	July 31, 2008 - (Unaudited)

	Shares or
Security Description	Principal (Currency Noted)	Value ($)
Merck KGAA	1	121
Miraca Holdings, Inc.	6	144
Mitsubishi Tanabe Pharma Corp.	9	117
Mochida Pharmaceutical Co. Ltd.	12	143
Mylan, Inc. (a)	107	1,388
NBTY, Inc. (a)	48	1,656
Nektar Therapeutics (a)	30	149
Nipro Corp.	5	84
Novartis AG	38	2,265
Novo Nordisk A/S	6	383
NuVasive, Inc. (a)	33	1,854
Odyssey HealthCare, Inc. (a)	26	245
Omega Pharma SA	1	44
Omnicare, Inc.	27	795
Ono Pharmaceutical Co. Ltd.	4	221
Onyx Pharmaceuticals, Inc. (a)	36	1,458
Orion Oyj	4	82
OSI Pharmaceuticals, Inc. (a)	8	421
Parkway Holdings Ltd.	42	61
Patterson Companies, Inc. (a)	52	1,624
Pediatrix Medical Group, Inc. (a)	34	1,654
Pfizer, Inc.	361	6,740
PharMerica Corp. (a)	8	189
Psychiatric Solutions, Inc. (a)	37	1,296
Qiagen NV (a)	6	114
Quest Diagnostics, Inc.	6	319
Resmed, Inc. (a)	12	454
Rhoen Klinikum AG	4	131
Roche Holding AG Genus	11	2,040
Rohto Pharmaceutical Co. Ltd.	10	112
Sanofi-Aventis SA	16	1,125
Santen Pharmaceutical Co. Ltd.	5	137
Savient Pharmaceuticals, Inc. (a)	23	611
Schering-Plough Corp.	107	2,256
Sepracor, Inc. (a)	16	280
Shimadzu Corp.	10	92
Shionogi & Co. Ltd.	11	216
Shire Ltd.	9	148
Sigma Pharmaceuticals Ltd.	68	64
Smith & Nephew PLC	14	150
Sonic Healthcare Ltd.	9	118
Sonova Holding AG	1	73

NestEgg Dow Jones Target Date Funds	Schedule of Portfolio Investments
NestEgg Dow Jones 2010 Fund	July 31, 2008 - (Unaudited)

	Shares or
Security Description	Principal (Currency Noted)	Value ($)
St Jude Medical, Inc. (a)	40	1,863
Stada Arzneimittel AG	2	104
STERIS Corp.	60	2,050
Stryker Corp.	32	2,054
Sunrise Senior Living, Inc. (a)	54	968
Suzuken Co. Ltd.	3	103
Synthes, Inc.	1	139
Sysmex Corp.	3	124
Taisho Pharmaceutical Co. Ltd.	8	166
Takeda Pharmaceutical Co. Ltd.	27	1,439
Techne Corp. (a)	27	2,147
Tenet Healthcare Corp. (a)	679	3,931
Terumo Corp.	7	362
The Medicines Co. (a)	19	422
Theravance, Inc. (a)	18	288
Tsumura & Co.	6	160
UCB SA	2	69
United Therapeutics Corp. (a)	14	1,587
UnitedHealth Group, Inc.	112	3,145
Universal Health Services, Inc.	8	485
Valeant Pharmaceuticals International (a)	110	1,883
Varian Medical Systems, Inc. (a)	31	1,860
VCA Antech, Inc. (a)	56	1,632
Watson Pharmaceuticals, Inc. (a)	56	1,619
WellCare Health Plans, Inc. (a)	5	197
WellPoint, Inc. (a)	24	1,258
West Pharmaceutical Services, Inc.	27	1,239
William Demant Holding A/S (a)	1	61
Wyeth	83	3,362
Zimmer Holdings, Inc. (a)	27	1,861
		189,832

Holding Companies (0.05%)
Ackermans & Van Haaren NV	1	106
Beijing Enterprises Holdings LLC	25	95
China Merchants Holdings International Co.	33	127
China Resources Enterprise Ltd.	35	90
Citic Pacific Ltd.	25	96
Citic Resources Holdings Ltd. (a)	148	51
First Pacific Co.	148	85
GEA Group AG	3	99
Groupe Bruxelles Lambert SA	1	112

NestEgg Dow Jones Target Date Funds	Schedule of Portfolio Investments
NestEgg Dow Jones 2010 Fund	July 31, 2008 - (Unaudited)

	Shares or
Security Description	Principal (Currency Noted)	Value ($)
Guangdong Investment Ltd.	162	63
Guangzhou Investment Co. Ltd.	339	50
Hutchison Whampoa Ltd.	70	659
IFIL - Investments SpA	10	69
Jardine Matheson Holdings Ltd.	14	442
Jardine Strategic Holdings Ltd.	13	224
LVMH Moet Hennessy Louis Vuitton	4	443
Melco International Development Ltd.	75	47
Noble Group Ltd.	116	183
NWS Holdings Ltd.	45	97
Shanghai Industrial Holdings Ltd.	25	71
Sherritt International Corp.	7	72
Swire Pacific Ltd. - A Shares	26	280
Swire Pacific Ltd. - B Shares	47	100
Washington H Soul Pattinson & Co.	13	129
Wharf Holdings Ltd.	40	179
		3,969

Industrial (3.75%)
3M Co.	40	2,816
AAR Corp. (a)	14	241
ABB Ltd.	35	930
Actividades de Construccion y Servicios SA (ACS)	3	148
Actuant Corp.	38	1,157
Acuity Brands, Inc.	34	1,389
Advantest Corp.	6	124
Aeroports de Paris	1	87
AGFA-Gevaert NV	5	37
Agilent Technologies, Inc. (a)	16	577
Albany International Corp.	31	890
Alfa Laval AB	8	126
Alliant Techsystems, Inc. (a)	23	2,277
Allied Waste Industries, Inc. (a)	155	1,876
Alps Electric Co. Ltd.	11	114
Alstom SA	4	452
Amada Co. Ltd.	13	90
Amcor Ltd.	30	151
Amec PLC	8	135
Ametek, Inc.	42	2,010
Amphenol Corp.	45	2,145
Ansell Ltd.	11	106
Applied Biosystems, Inc.	77	2,844

NestEgg Dow Jones Target Date Funds	Schedule of Portfolio Investments
NestEgg Dow Jones 2010 Fund	July 31, 2008 - (Unaudited)

	Shares or
Security Description	Principal (Currency Noted)	Value ($)
Aptargroup, Inc.	43	1,664
Arkansas Best Corp.	15	557
Arriva PLC	7	97
Asahi Glass Co. Ltd.	39	433
Asahi Pretec Corp.	3	89
Assa Abloy AB	5	69
Astec Industries, Inc. (a)	8	255
Auckland International Airport	43	64
Avnet, Inc. (a)	39	1,063
BAE Systems PLC	52	464
Balfour Beatty PLC	12	94
BE Aerospace, Inc. (a)	89	2,286
Belden, Inc.	30	1,108
Bemis Co., Inc.	21	591
Benchmark Electronics, Inc. (a)	83	1,215
Bilfinger Berger AG	1	68
Boeing Co.	67	4,094
Bombardier, Inc.	22	158
Boral Ltd.	20	105
Bouygues	4	260
Briggs & Stratton Corp.	32	433
Brother Industries Ltd.	9	114
Bucyrus International, Inc.	52	3,641
Burlington Northern Santa Fe	22	2,291
Buzzi Unicem SpA	3	64
CAE, Inc.	8	86
Campbell Brothers Ltd.	5	124
Canadian National Railway Co.	7	369
Canadian Pacific Railway Ltd.	2	126
Cargotec Corp.	2	66
Carillion PLC	13	73
Carlisle Companies, Inc.	42	1,285
Casio Computer Co. Ltd.	9	112
Central Glass Co. Ltd.	19	76
Ceradyne, Inc. (a)	10	464
CH Robinson Worldwide, Inc.	57	2,747
Charter PLC	5	85
Checkpoint Systems, Inc. (a)	47	990
Cheung Kong Infrastructure Holdings Co.	30	133
China Grand Forestry Resources (a)	264	23
Chiyoda Corp.	6	63
Cie de Saint-Gobain SA	6	376

NestEgg Dow Jones Target Date Funds	Schedule of Portfolio Investments
NestEgg Dow Jones 2010 Fund	July 31, 2008 - (Unaudited)

	Shares or
Security Description	Principal (Currency Noted)	Value ($)
Cimpor Cimentos de Portugal SG	11	73
Clarcor, Inc.	49	1,887
Cobham PLC	28	112
Cognex Corp.	55	1,037
Coherent, Inc. (a)	10	345
ComfortDelgro Corp. Ltd.	80	92
Commercial Metals Co.	44	1,313
Comsys Holdings Corp.	10	89
Cookson Group PLC	8	99
Cosco Corp. Singapore Ltd.	32	72
CRH PLC	8	206
CSR Ltd.	38	76
CSX Corp.	41	2,771
CTS Corp.	24	309
Cummins, Inc.	42	2,786
Curtiss-Wright Corp.	43	2,264
Cymer, Inc. (a)	14	371
Daifuku Co. Ltd.	9	79
Daiichi Chuo Kisen Kaisha	15	100
Daikin Industries Ltd.	9	387
Dainippon Screen Manufacturing Co.	15	55
Danaher Corp.	26	2,071
Deutsche Post AG	13	307
Dionex Corp. (a)	15	1,043
Disco Corp.	2	80
Donaldson Co., Inc.	47	2,120
Dover Corp.	83	4,119
Downer EDI Ltd.	18	117
DRS Technologies, Inc.	28	2,206
EADS	5	95
Eagle Materials, Inc.	51	1,265
East Japan Railway Co.	1	7,842
Eastman Kodak Co.	127	1,859
Eaton Corp.	62	4,404
Ebara Corp.	23	71
Eiffage SA	1	61
Electrocomponents PLC	21	65
EMCOR Group, Inc. (a)	51	1,536
Energizer Holdings, Inc. (a)	22	1,569
Energy Conversion Devices, Inc. (a)	26	1,818
ESCO Technologies, Inc. (a)	10	412
Esterline Technologies Corp. (a)	21	1,024

NestEgg Dow Jones Target Date Funds	Schedule of Portfolio Investments
NestEgg Dow Jones 2010 Fund	July 31, 2008 - (Unaudited)

	Shares or
Security Description	Principal (Currency Noted)	Value ($)
Expeditors International Washington, Inc.	73	2,592
Fanuc Ltd.	7	559
FedEx Corp.	14	1,104
Finmeccanica SpA	4	119
Finning International, Inc.	4	107
Firstgroup PLC	8	82
Fletcher Building Ltd.	16	75
Flextronics International Ltd. (a)	265	2,366
Flir Systems, Inc. (a)	45	1,833
Flowserve Corp.	22	2,933
FLSmidth & Co.	1	97
Fluor Corp.	42	3,417
Fomento de Construcciones y Contratas (FCC)	1	53
Forward Air Corp.	10	366
Foster Wheeler Ltd. (a)	49	2,782
Fuji Electric Holdings Co. Ltd.	26	73
FUJIFILM Holdings Corp.	17	536
Fujikura Ltd.	17	77
Fukuyama Transporting Co. Ltd.	21	73
Funai Electric Co. Ltd.	2	62
Furukawa Electric Co. Ltd.	23	112
Futuris Corp. Ltd.	54	65
Gamesa Corporacion Tecnologica SA	3	144
Gardner Denver, Inc. (a)	41	1,870
Garmin Ltd.	12	428
GATX Corp.	59	2,683
General Cable Corp. (a)	50	2,882
General Dynamics Corp.	23	2,050
General Electric Co.	591	16,719
General Maritime Corp.	18	485
Gentex Corp.	26	402
Glory Ltd.	4	88
Go-Ahead Group PLC	2	68
Goodrich Corp.	40	1,966
GrafTech International Ltd. (a)	99	2,322
Grupo Ferrovial SA	1	51
GS Yuasa Corp.	40	190
GWA International Ltd.	29	73
Hamamatsu Photonics KK	3	80
Hankyu Hanshin Holdings, Inc.	42	190
Harsco Corp.	33	1,785
Heidelberger Druckmaschinen AG	2	37

NestEgg Dow Jones Target Date Funds	Schedule of Portfolio Investments
NestEgg Dow Jones 2010 Fund	July 31, 2008 - (Unaudited)

	Shares or
Security Description	Principal (Currency Noted)	Value ($)
Hirose Electric Co. Ltd.	1	95
Hitachi Cable Ltd.	18	63
Hitachi Construction Machinery Co. Ltd.	3	80
Hitachi Koki Co. Ltd.	6	80
Hitachi Ltd.	110	795
Hitachi Zosen Corp. (a)	56	64
Hochtief AG	1	78
Holcim Ltd.	3	214
Honeywell International, Inc.	43	2,186
Hong Kong Aircraft Engineering Co. Ltd.	6	83
Horiba Ltd.	3	66
Hosiden Corp.	7	115
HOYA Corp.	14	289
Hubbell, Inc.	9	379
Ibiden Co. Ltd.	5	149
IDEX Corp.	54	2,043
IHI Corp.	48	93
Iino Kaiun Kaisha Ltd.	8	69
Imerys SA	1	60
IMI PLC	9	78
Impregilo SpA (a)	13	64
Ingersoll-Rand Co. Ltd.	9	324
Insituform Technologies, Inc. (a)	18	311
Intermec, Inc. (a)	18	339
Invensys PLC	14	79
Itron, Inc. (a)	21	1,939
ITT Corp.	43	2,879
Jacobs Engineering Group, Inc. (a)	41	3,171
Japan Airport Terminal Co. Ltd.	6	88
Japan Aviation Electronics Industry Ltd.	7	48
Japan Steel Works Ltd.	12	217
JGC Corp.	8	163
Joy Global, Inc.	27	1,950
JS Group Corp.	9	131
Kajima Corp.	35	114
Kawasaki Heavy Industries Ltd.	51	133
Kawasaki Kisen Kaisha Ltd.	19	152
Kaydon Corp.	34	1,612
Keihan Electric Railway Co. Ltd.	30	125
Keihin Electric Express Railway Co. Ltd.	18	115
Keio Corp.	19	102
Keisei Electric Railway Co. Ltd.	21	115

NestEgg Dow Jones Target Date Funds	Schedule of Portfolio Investments
NestEgg Dow Jones 2010 Fund	July 31, 2008 - (Unaudited)

	Shares or
Security Description	Principal (Currency Noted)	Value ($)
Kemet Corp. (a)	56	76
Keyence Corp.	1	219
Kinden Corp.	12	122
Kingspan Group PLC	4	39
Kintetsu Corp.	56	170
Kirby Corp. (a)	8	382
Kitz Corp.	11	52
Komatsu Ltd.	31	776
Komori Corp.	5	84
Kone OYJ	4	122
Konica Minolta Holdings, Inc.	18	296
Koninklijke BAM Groep NV	4	62
Kubota Corp.	38	243
Kuehne & Nagel International AG	1	84
Kurita Water Industries Ltd.	4	128
Kyocera Corp.	6	518
Kyowa Exeo Corp.	9	86
L-3 Communications Holdings, Inc.	28	2,763
Lafarge SA	2	274
Landstar System, Inc.	35	1,770
Leggett & Platt, Inc.	90	1,755
Legrand SA	3	77
Leighton Holdings Ltd.	4	160
Lincoln Electric Holdings, Inc.	27	2,169
Littelfuse, Inc. (a)	8	256
Mabuchi Motor Co. Ltd.	2	104
Macquarie Airports	54	143
Makino Milling Machine Co. Ltd.	8	43
Makita Corp.	5	172
MAN AG	2	202
Martin Marietta Materials, Inc.	17	1,784
Maruichi Steel Tube Ltd.	4	113
Masco Corp.	148	2,441
Matsushita Electric Works Ltd.	12	107
Matthews International Corp.	25	1,248
McDermott International, Inc. (a)	53	2,527
Meggitt PLC	17	67
Methode Electronics, Inc.	27	302
Metso Oyj	2	72
Mettler Toledo International, Inc. (a)	6	645
Mine Safety Appliances Co.	10	330
Minebea Co. Ltd.	20	107

NestEgg Dow Jones Target Date Funds	Schedule of Portfolio Investments
NestEgg Dow Jones 2010 Fund	July 31, 2008 - (Unaudited)

	Shares or
Security Description	Principal (Currency Noted)	Value ($)
MISUMI Group, Inc.	6	114
Mitsubishi Electric Corp.	71	705
Mitsubishi Heavy Industries Ltd.	111	494
Mitsui Engineering & Shipbuilding Co. Ltd.	26	80
Mitsui OSK Lines Ltd.	39	510
Mitsumi Electric Co. Ltd.	3	59
Miura Co. Ltd.	3	66
Molex, Inc.	14	324
Monadelphous Group Ltd.	8	104
Moog, Inc. (a)	26	1,156
Mori Seiki Co. Ltd.	3	44
MTR Corp.	43	141
Mueller Industries, Inc.	43	1,104
Mueller Water Products, Inc.	32	280
Murata Manufacturing Co. Ltd.	7	293
Nabtesco Corp.	7	80
Nachi-Fujikoshi Corp.	21	76
Nagoya Railroad Co. Ltd.	37	105
Nankai Electric Railway Co. Ltd.	36	135
National Express Group PLC	5	97
National Instruments Corp.	39	1,328
NCI Building Systems, Inc. (a)	6	225
NEC Corp.	67	368
Neptune Orient Lines Ltd.	29	60
Newport Corp. (a)	16	168
NGK Insulators Ltd.	10	147
Nichias Corp.	11	37
Nichicon Corp.	7	55
Nidec Corp.	4	286
Nikon Corp.	11	322
Nippon Chemi-Con Corp.	10	34
Nippon Electric Glass Co. Ltd.	12	177
Nippon Express Co. Ltd.	31	142
Nippon Konpo Unyu Soko Co. Ltd.	8	91
Nippon Sheet Glass Co. Ltd.	22	90
Nippon Yusen KK	40	344
Nishimatsu Co.nstruction Co. Ltd.	31	78
Nishi-Nippon Railroad Co. Ltd.	30	106
NKT Holding A/S	1	67
Nordson Corp.	24	1,696
Norfolk Southern Corp.	30	2,158
Norsk Hydro ASA	11	140

NestEgg Dow Jones Target Date Funds	Schedule of Portfolio Investments
NestEgg Dow Jones 2010 Fund	July 31, 2008 - (Unaudited)

	Shares or
Security Description	Principal (Currency Noted)	Value ($)
Northrop Grumman Corp.	22	1,483
NSK Ltd.	16	133
NTN Corp.	15	94
Obayashi Corp.	24	104
Odakyu Electric Railway Co. Ltd.	20	139
Oesterreichische Post AG	2	72
Okuma Corp.	7	62
Okumura Corp.	20	76
Old Dominion Freight Line, Inc. (a)	13	477
Olympus Corp.	8	270
Omron Corp.	8	141
Orbotech Ltd. (a)	22	259
Orient Overseas (International) Ltd.	9	39
OSG Corp.	8	72
Overseas Shipholding Group, Inc.	39	3,071
Owens-Illinois, Inc. (a)	65	2,746
Pacer International, Inc.	18	427
Pacific Basin Shipping Ltd.	73	104
Packaging Corporation of America	17	434
Pall Corp.	59	2,385
Park Electrochemical Corp.	6	152
Parker Hannifin Corp.	39	2,406
Peace Mark Holdings Ltd.	69	43
Pentair, Inc.	38	1,316
Precision Castparts Corp.	15	1,401
Regal-Beloit Corp.	39	1,628
Republic Services, Inc.	79	2,568
Rexam PLC	11	83
Rheinmetall AG	1	61
Rockwell Automation, Inc.	42	1,869
Rockwell Collins, Inc.	55	2,733
Rolls-Royce Group PLC	28	199
Roper Industries, Inc.	34	2,080
Royal Philips NV	18	603
Ryder System, Inc.	30	1,979
Ryobi Ltd.	16	54
Ryosan Co. Ltd.	4	84
Sacyr Vallehermoso SA	2	41
Safran SA	4	68
Sagami Railway Co. Ltd.	33	124
Sankyu, Inc.	22	109
Sanmina-SCI Corp. (a)	691	1,223

NestEgg Dow Jones Target Date Funds	Schedule of Portfolio Investments
NestEgg Dow Jones 2010 Fund	July 31, 2008 - (Unaudited)

	Shares or
Security Description	Principal (Currency Noted)	Value ($)
Sanwa Holdings Corp.	18	70
Sanyo Electric Co. Ltd. (a)	70	157
Schindler Holding AG	2	137
Schneider Electric SA	4	446
Sealed Air Corp.	70	1,519
Seino Holdings Corp.	11	65
SembCorp. Industries Ltd.	29	96
SembCorp. Marine Ltd.	40	123
Sharp Corp.	36	503
Shima Seiki Manufacturing Ltd.	2	50
Shimizu Corp.	24	97
Siemens AG	13	1,589
SIG PLC	4	35
Sims Group Ltd.	5	156
Singapore Post Ltd.	132	100
Singapore Technologies Engineering Ltd.	44	89
Sintokogio Ltd.	7	61
Skanska AB	6	78
SMC Corp.	2	200
Snap-On, Inc.	39	2,195
SNC-Lavalin Group, Inc.	3	163
SonoCo. Products Co.	38	1,240
Spectris PLC	6	85
Spirit Aerosystems Holdings, Inc. (a)	72	1,560
SPX Corp.	17	2,155
Stanley Electric Co. Ltd.	6	124
The Stanley Works	40	1,779
Star Micronics Co. Ltd.	4	57
Stericycle, Inc. (a)	35	2,091
STX Pan Ocean Co. Ltd.	70	136
Sumitomo Electric Industries Ltd.	25	306
Sumitomo Heavy Industries Ltd.	20	126
Sumitomo Osaka Cement Co. Ltd.	43	73
Tadano Ltd.	7	63
Taiheiyo Cement Corp.	31	62
Taisei Corp.	35	85
Taiyo Yuden Co. Ltd.	5	51
Takasago Thermal Engineering Co. Ltd.	10	110
Techtronic Industries Co.	91	87
Teekay Corp.	10	437
Teledyne Technologies, Inc. (a)	22	1,384
Teleflex, Inc.	26	1,594

NestEgg Dow Jones Target Date Funds	Schedule of Portfolio Investments
NestEgg Dow Jones 2010 Fund	July 31, 2008 - (Unaudited)

	Shares or
Security Description	Principal (Currency Noted)	Value ($)
Tenaris SA	7	214
Terex Corp. (a)	22	1,041
Tetra Tech, Inc. (a)	93	2,672
Texas Industries, Inc.	22	1,137
Textron, Inc.	8	348
Thales SA	2	114
The Brink's Co.	25	1,724
The Manitowoc Co., Inc.	34	896
The Shaw Group, Inc. (a)	25	1,445
The Weir Group PLC	7	124
THK Co. Ltd.	5	90
Thomas & Betts Corp. (a)	9	372
Tidewater, Inc.	23	1,379
Timken Co.	14	462
Titan Cement Co. SA	2	79
TNT NV	6	211
Tobu Railway Co. Ltd.	28	128
Toda Corp.	20	69
Toho Zinc Co. Ltd.	11	48
Tokyo Seimitsu Co. Ltd.	3	44
Tokyu Corp.	35	194
Toll Holdings Ltd.	20	124
Tomkins PLC	22	54
Toshiba Corp.	106	694
Toyo Seikan Kaisha Ltd.	6	109
Toyo Tanso Co. Ltd.	1	51
Transfield Services Ltd.	11	78
Transpacific Industries Group Ltd.	9	61
Transport International Holding Ltd.	20	80
Travis Perkins PLC	3	34
Tredegar Corp.	20	328
Trelleborg AB	4	69
Trimble Navigation Ltd. (a)	32	1,062
Trinity Industries, Inc.	12	452
Tsubakimoto Chain Co.	15	79
Tyco International Ltd.	15	668
Ulvac, Inc.	3	96
Union Pacific Corp.	20	1,649
Union Tool Co.	2	54
United Group Ltd.	7	88
United Technologies Corp.	42	2,687
URS Corp. (a)	62	2,599

NestEgg Dow Jones Target Date Funds	Schedule of Portfolio Investments
NestEgg Dow Jones 2010 Fund	July 31, 2008 - (Unaudited)

	Shares or
Security Description	Principal (Currency Noted)	Value ($)
Ushio, Inc.	6	93
UTi Worldwide, Inc.	10	182
Vallourec SA	1	300
Varian, Inc. (a)	20	988
Venture Corp. Ltd.	11	88
Vishay Intertechnology, Inc. (a)	31	278
Wabtec Corp.	39	2,165
Wartsila Oyj	2	123
Waste Connections, Inc. (a)	52	1,892
Waste Management, Inc.	15	533
Waters Corp. (a)	36	2,446
Werner Enterprises, Inc.	83	1,976
Wesfarmers Ltd.	23	746
Wienerberger AG	2	53
WorleyParsons Ltd.	6	181
Worthington Industries, Inc.	104	1,844
Yamatake Corp.	4	96
Yamato Holdings Co. Ltd.	15	188
Yaskawa Electric Corp.	9	77
YIT OYJ	3	52
Yokogawa Electric Corp.	8	68
YRC Worldwide, Inc. (a)	68	1,149
Zardoya Otis SA	3	68
Zebra Technologies Corp. (a)	9	277
		304,942

Technology (2.57%)
ACI Worldwide, Inc. (a)	21	411
Actel Corp. (a)	19	261
Activision Blizzard, Inc. (a)	100	3,598
Adobe Systems, Inc. (a)	59	2,440
Advanced Micro Devices, Inc. (a)	220	926
Advent Software, Inc. (a)	15	653
Affiliated Computer Services, Inc. (a)	37	1,783
Agilysys, Inc.	14	168
Altera Corp.	66	1,449
Amkor Technology, Inc. (a)	169	1,480
Ansys, Inc. (a)	51	2,340
Apple, Inc. (a)	75	11,921
Applied Materials, Inc.	133	2,304
ARM Holdings PLC	36	68
ASM Pacific Technology Ltd.	12	87

NestEgg Dow Jones Target Date Funds	Schedule of Portfolio Investments
NestEgg Dow Jones 2010 Fund	July 31, 2008 - (Unaudited)

	Shares or
Security Description	Principal (Currency Noted)	Value ($)
ASML Holding NV	6	139
ATMI, Inc. (a)	44	991
Atos Origin SA	2	116
Autodesk, Inc. (a)	79	2,519
Autonomy Corp. PLC (a)	6	127
Avid Technology, Inc. (a)	15	332
Axcelis Technologies, Inc. (a)	66	331
BMC Software, Inc. (a)	75	2,467
Broadcom Corp. (a)	48	1,166
Broadridge Financial Solutions, Inc.	60	1,242
Brocade Communications Systems, Inc. (a)	196	1,323
Brooks Automation, Inc. (a)	108	843
CA, Inc.	20	477
Cabot Microelectronics Corp. (a)	8	312
CACI International, Inc. (a)	36	1,619
Canon, Inc.	81	3,724
Cap Gemini SA	2	129
Cerner Corp. (a)	10	447
CGI Group, Inc. (a)	11	117
Citrix Systems, Inc. (a)	49	1,305
Cognizant Technology Solutions (a)	101	2,835
Computer Sciences Corp. (a)	74	3,505
Computershare Ltd.	16	132
Compuware Corp. (a)	59	649
Conexant Systems, Inc. (a)	25	119
Cree, Inc. (a)	75	1,455
CSG Systems International, Inc. (a)	24	426
CSK Holdings Corp.	3	60
CSR PLC (a)	7	40
Cypress Semiconductor Corp. (a)	51	1,390
Dassault Systemes SA	2	130
Dell, Inc. (a)	192	4,717
DSP Group, Inc. (a)	19	134
DST Systems, Inc. (a)	8	483
Dun & Bradstreet Corp.	23	2,223
Electronic Arts, Inc. (a)	37	1,598
Electronics for Imaging (a)	34	476
EMC Corp. (a)	208	3,122
Entegris, Inc. (a)	193	1,222
Factset Research Systems, Inc.	7	404
Fidelity National Information Services, Inc.	66	1,251
Fiserv, Inc. (a)	56	2,678

NestEgg Dow Jones Target Date Funds	Schedule of Portfolio Investments
NestEgg Dow Jones 2010 Fund	July 31, 2008 - (Unaudited)

	Shares or
Security Description	Principal (Currency Noted)	Value ($)
Formfactor, Inc. (a)	40	696
Fujitsu Ltd.	68	496
Global Payments, Inc.	12	531
Hewlett-Packard Co.	222	9,946
Hutchinson Technology, Inc. (a)	14	208
IBM Corp.	81	10,366
Ikon Office Solutions, Inc.	58	829
Imation Corp.	58	1,105
Indra Sistemas SA	4	107
Infineon Technologies AG (a)	12	91
Informatica Corp. (a)	69	1,117
Intel Corp.	494	10,962
International Rectifier Corp. (a)	9	152
Intersil Corp.	71	1,713
Intuit, Inc. (a)	106	2,897
Itochu Techno-Solutions Corp.	3	84
Jack Henry & Associates, Inc.	78	1,684
Kla-Tencor Corp.	56	2,105
Konami Corp.	5	159
Kulicke & Soffa Industries, Inc. (a)	41	261
Lam Research Corp. (a)	32	1,052
Lattice Semiconductor Corp. (a)	70	169
Lenovo Group Ltd.	162	114
Lexmark International, Inc. (a)	41	1,438
Linear Technology Corp.	65	2,018
LogicaCMG PLC	34	71
Logitech International SA (a)	4	107
MacDonald, Dettwiler and Associates Ltd. (a)	2	63
Maxim Integrated Products, Inc.	13	255
MEMC Electronic Materials, Inc. (a)	25	1,155
Metavante Technologies, Inc. (a)	40	890
Micrel, Inc.	38	362
Micron Technology, Inc. (a)	242	1,169
Micros Systems, Inc. (a)	56	1,774
Microsemi Corp. (a)	56	1,454
Microsoft Corp.	661	17,001
Misys PLC	22	75
NCR Corp. (a)	73	1,961
Neopost SA	1	100
NetApp, Inc. (a)	107	2,734
Nomura Research Institute Ltd.	5	112
Novell, Inc. (a)	62	345

NestEgg Dow Jones Target Date Funds	Schedule of Portfolio Investments
NestEgg Dow Jones 2010 Fund	July 31, 2008 - (Unaudited)

	Shares or
Security Description	Principal (Currency Noted)	Value ($)
Novellus Systems, Inc. (a)	21	428
Nvidia Corp. (a)	54	618
ON Semiconductor Corp. (a)	39	366
Oracle Corp. (a)	336	7,234
Oracle Corp. Japan	2	84
Otsuka Corp.	1	66
Palm, Inc. (a)	64	421
Parametric Technology Corp. (a)	108	2,092
Paychex, Inc.	13	428
Perot Systems Corp. (a)	139	2,324
Photronics, Inc. (a)	26	111
Pitney Bowes, Inc.	92	2,915
PMC - Sierra, Inc. (a)	246	1,781
QLogic Corp. (a)	33	622
Quantum Corp. (a)	115	189
Rambus, Inc. (a)	16	265
Red Hat, Inc. (a)	30	641
Research In Motion Ltd. (a)	6	737
RiCoh Co. Ltd.	24	392
Rohm Co. Ltd.	4	229
Sage Group PLC	23	89
Salesforce.com, Inc. (a)	23	1,467
Sanken Electric Co. Ltd.	14	76
SAP AG	14	813
SEI Investments Co.	22	507
Seiko Epson Corp.	5	136
Semiconductor Manufacturing, Inc. (a)	834	45
Semtech Corp. (a)	39	568
Shinko Electric Industries Co.	4	54
Silicon Laboratories, Inc. (a)	43	1,407
Skyworks Solutions, Inc. (a)	173	1,637
Software AG	1	76
Square Enix Co. Ltd.	4	125
SRA International, Inc. (a)	16	351
STMicroelectronics NV	10	112
Sun Microsystems, Inc. (a)	26	276
Take-Two Interactive Software, Inc. (a)	85	1,938
TDK Corp.	4	241
Teradata Corp. (a)	46	1,077
Teradyne, Inc. (a)	40	375
Tessera Technologies, Inc. (a)	37	645
Texas Instruments, Inc.	135	3,291

NestEgg Dow Jones Target Date Funds	Schedule of Portfolio Investments
NestEgg Dow Jones 2010 Fund	July 31, 2008 - (Unaudited)

	Shares or
Security Description	Principal (Currency Noted)	Value ($)
Tietoenator Oyj	4	82
Tokyo Electron Ltd.	5	283
Total System Services, Inc.	85	1,664
Trident Microsystems, Inc. (a)	22	65
TriQuint Semiconductor, Inc. (a)	76	428
Unisys Corp. (a)	469	1,731
Varian Semiconductor Equipment Associates, Inc. (a)	52	1,519
VeriFone Holdings, Inc. (a)	10	150
Western Digital Corp. (a)	97	2,793
Wincor Nixdorf AG	1	75
Wind River Systems, Inc. (a)	50	587
Xerox Corp.	103	1,406
Xilinx, Inc.	91	2,261
		208,885

Utilities (1.49%)
A2A SpA	32	116
AGL Energy Ltd.	14	176
AGL Resources, Inc.	79	2,730
Algonquin Power Income Fund	4	29
Allegheny Energy, Inc.	42	2,033
Allete, Inc.	41	1,745
Alliant Energy Corp.	35	1,128
Ameren Corp.	88	3,616
American Electric Power Co., Inc.	12	474
Aqua America, Inc.	29	460
Atco Ltd.	2	99
Atmos Energy Corp.	121	3,203
Avista Corp.	84	1,900
Babcock & Brown Infrastructure Group	79	67
Black Hills Corp.	41	1,323
British Energy Group PLC	16	231
Canadian Utilities Ltd.	2	90
Centerpoint Energy, Inc.	136	2,145
Centrica PLC	57	356
China Resources Power Holdings Ltd.	42	94
Chubu Electric Power Co., Inc.	24	577
Chugoku Electric Power Co., Inc.	10	215
Cleco Corp.	65	1,633
CLP Holdings Ltd.	54	444
CMS Energy Corp.	72	972
Consolidated Edison, Inc.	9	357

NestEgg Dow Jones Target Date Funds	Schedule of Portfolio Investments
NestEgg Dow Jones 2010 Fund	July 31, 2008 - (Unaudited)

	Shares or
Security Description	Principal (Currency Noted)	Value ($)
Contact Energy Ltd.	15	92
Dominion Resources, Inc.	29	1,281
DPL, Inc.	60	1,523
DTE Energy Co.	50	2,050
Duke Energy Corp.	92	1,617
Dynegy, Inc. (a)	215	1,447
E.ON AG	11	2,106
Edison International	9	435
El Paso Electric Co. (a)	30	620
Electric Power Development Co.	5	194
Electricite de France	4	349
Enagas SA	5	130
Endesa SA	7	312
Enel SpA	65	603
Energen Corp.	21	1,264
Energias de Portugal SA	35	192
Energy East Corp.	56	1,399
Entergy Corp.	6	642
Exelon Corp.	40	3,145
FirstEnergy Corp.	9	662
Fortis, Inc.	4	106
Fortum Oyj	7	310
FPL Group, Inc.	27	1,742
Gas Natural SDG SA	2	98
Gaz de France SA	20	1,270
Great Plains Energy, Inc.	66	1,667
Hawaiian Electric Industries, Inc.	78	1,930
Hokkaido Electric Power Co., Inc.	7	148
Hokuriku Electric Power Co.	7	171
Hong Kong & China Gas Co.	132	292
HongKong Electric Holdings Ltd.	43	250
Iberdrola SA	60	820
IdaCorp., Inc.	49	1,461
Infratil Ltd.	45	72
Integrys Energy Group, Inc.	24	1,225
International Power PLC	23	188
ITC Holdings Corp.	47	2,450
Kansai Electric Power Co., Inc.	28	653
Kyushu Electric Power Co., Inc.	15	317
MDU Resources Group, Inc.	59	1,883
National Grid PLC	42	556
Nicor, Inc.	8	319

NestEgg Dow Jones Target Date Funds	Schedule of Portfolio Investments
NestEgg Dow Jones 2010 Fund	July 31, 2008 - (Unaudited)

	Shares or
Security Description	Principal (Currency Noted)	Value ($)
NiSource, Inc.	132	2,255
Northeast Utilities	40	1,006
Northumbrian Water Group PLC	18	110
Northwest Natural Gas Co.	29	1,312
NorthWestern Corp.	76	1,883
NRG Energy, Inc. (a)	83	3,012
NSTAR	51	1,625
OGE Energy Corp.	34	1,112
Osaka Gas Co. Ltd.	70	253
Pennon Group PLC	9	114
Pepco Holdings, Inc.	92	2,294
PG&E Corp.	10	385
Piedmont Natural Gas Co.	65	1,741
Pinnacle West Capital Corp.	50	1,679
PNM Resources, Inc.	76	890
Portland General Electric Co.	87	2,044
PPL Corp.	11	517
Progress Energy, Inc.	8	338
Public Power Corp. SA	4	124
Public Service Enterprise Group, Inc.	25	1,045
Puget Energy, Inc.	61	1,680
Red Electrica de Espana SA	2	121
Reliant Energy, Inc. (a)	150	2,717
RWE AG	7	839
SCANA Corp.	37	1,339
Scottish & Southern Energy PLC	13	361
Sempra Energy	7	393
Severn Trent PLC	4	106
Shikoku Electric Power Co., Inc.	8	211
Sierra Pacific Resources	47	533
Snam Rete Gas SpA	19	126
Southern Co.	33	1,168
Southwest Gas Corp.	64	1,850
TECO Energy, Inc.	78	1,447
Terna Rete Elettrica Nazionale SpA	32	133
The AES Corp. (a)	77	1,243
Toho Gas Co. Ltd.	23	132
Tohoku Electric Power Co., Inc.	17	377
Tokyo Electric Power Co., Inc.	45	1,241
Tokyo Gas Co. Ltd.	79	319
TransAlta Corp.	4	142
TrustPower Ltd.	17	99

NestEgg Dow Jones Target Date Funds	Schedule of Portfolio Investments
NestEgg Dow Jones 2010 Fund	July 31, 2008 - (Unaudited)

	Shares or
Security Description	Principal (Currency Noted)		Value ($)
UGI Corp.		105	2,841
Union Fenosa SA		6	162
Unisource Energy Corp.		22	672
United Utilities Group PLC		11	149
United Utilities Group PLC - B Shares (a)		14	47
Vectren Corp.		72	2,102
Veolia Environnement SA		6	319
Verbund AG		2	159
Westar Energy, Inc.		99	2,186
WGL Holdings, Inc.		54	1,865
Wisconsin Energy Corp.		56	2,527
Xcel Energy, Inc.		180	3,611
			121,160

Total Common Stocks (Cost $ 2,525,716)			2,263,952

Corporate Bonds (13.52%)

Basic Materials (0.31%)
Eastman Chemical Co., 7.60%, 2/1/27	USD	25,000	25,298

Communications (2.41%)
Comcast Corp., 6.50%, 11/15/35	USD	95,000	88,630
Verizon Communications, Inc., 7.25%, 12/1/10	USD	101,000	106,731
			195,361

Consumer Goods (0.99%)
Kimberly-Clark Corp., 5.00%, 8/15/13	USD	20,000	20,497
KOHLS Corp., 6.00%, 1/15/33	USD	46,000	35,664
Procter & Gamble Co., 4.95%, 8/15/14	USD	14,000	14,282
Target Corp., 5.88%, 3/1/12	USD	10,000	10,349
			80,792

Financial (7.15%)
Allstate Corp., 7.20%, 12/1/09	USD	10,000	10,369
American General Finance, 5.38%, 10/1/12	USD	38,000	33,177
Berkley (WR) Corporation, 6.15%, 8/15/19	USD	45,000	42,778
Citigroup, Inc., 6.63%, 1/15/28	USD	23,000	20,968
Credit Suisse USA, Inc., 6.13%, 11/15/11	USD	200,000	205,265
Goldman Sachs Group, Inc., 5.95%, 1/15/27	USD	49,000	40,583
Lehman Brothers Holdings, Inc., 6.63%, 1/18/12	USD	13,000	12,758

NestEgg Dow Jones Target Date Funds	Schedule of Portfolio Investments
NestEgg Dow Jones 2010 Fund	July 31, 2008 - (Unaudited)

	Shares or
Security Description	Principal (Currency Noted)		Value ($)
Merrill Lynch & Co., Inc., 6.05%, 5/16/16	USD	55,000	50,030
Morgan Stanley, 6.75%, 4/15/11	USD	27,000	27,442
National Rural Utilities, 7.25%, 3/1/12	USD	72,000	76,504
U.S. Bank NA, 6.38%, 8/1/11	USD	13,000	13,575
Wachovia Bank NA, 7.80%, 8/18/10	USD	22,000	22,381
Wells Fargo & Co., 4.63%, 8/9/10	USD	24,000	24,214
			580,044

Industrial (1.76%)
Boeing Co., 6.13%, 2/15/33	USD	11,000	10,856
General Electric Co., 5.00%, 2/1/13	USD	30,000	30,166
Norfolk Southern Corp., 6.20%, 4/15/09	USD	36,000	36,494
Union Pacific Corp., 4.88%, 1/15/15	USD	70,000	65,798
			143,314

Utilities (0.90%)
Florida Power & Light Co., 5.95%, 10/1/33	USD	75,000	73,404

Total Corporate Bonds (Cost $ 1,133,641)			1,098,213

U.S. Government Agency Pass-Through Securities (15.41%)

Federal National Mortgage Association (11.92%)
6.00%, 6/1/17, Pool #555004	USD	69,837	71,638
5.50%, 8/1/17, Pool #826283	USD	1,191	1,208
5.00%, 5/1/18, Pool #703444	USD	6,228	6,123
4.50%, 1/1/19, Pool #735057	USD	2,129	2,076
5.00%, 1/1/19, Pool #255077	USD	17,953	17,829
5.00%, 12/1/19, Pool #745369	USD	1,312	1,303
5.50%, 3/1/20, Pool #735405	USD	17,929	18,007
5.00%, 6/1/20, Pool #839333	USD	58,225	57,241
4.50%, 9/1/20, Pool #839289	USD	2,223	2,150
5.50%, 12/1/20, Pool #850811	USD	89,936	90,328
6.00%, 10/1/32, Pool #667994	USD	5,069	5,126
5.50%, 2/1/33, Pool #652693	USD	106,026	103,855
5.00%, 8/1/33, Pool #713679	USD	32,475	30,862
6.00%, 9/1/33, Pool #736937	USD	2,676	2,691
7.00%, 4/1/34, Pool #780703	USD	2,750	2,893
5.00%, 5/1/34, Pool #768230	USD	4,389	4,171
6.00%, 8/1/34, Pool #725690	USD	228,699	229,978
6.00%, 4/1/35, Pool #735503	USD	1,902	1,921

NestEgg Dow Jones Target Date Funds	Schedule of Portfolio Investments
NestEgg Dow Jones 2010 Fund	July 31, 2008 - (Unaudited)

	Shares or
Security Description	Principal (Currency Noted)		Value ($)
4.34%, 10/1/35, Pool #836206	USD	6,099	6,097
6.00%, 5/1/38, Pool #257207	USD	310,753	312,491
			967,988

Federal Home Loan Mortgage Corporation (2.13%)
4.00%, 6/1/18, Pool #E01401	USD	3,563	3,353
4.50%, 1/1/19, Pool #B11878	USD	5,368	5,226
5.00%, 8/1/33, Pool #A12886	USD	3,288	3,142
5.50%, 8/1/33, Pool #A11851	USD	5,963	5,865
6.50%, 12/1/33, Pool #A16523	USD	63,736	65,874
5.50%, 10/1/34, Pool #A27526	USD	5,408	5,324
5.50%, 10/1/35, Pool #A39170	USD	85,731	84,096
			172,880

Government National Mortgage Association (1.36%)
6.00%, 2/15/32, Pool #569704	USD	106,211	107,860
5.50%, 4/15/33, Pool #603566	USD	1,704	1,697
5.50%, 4/15/34, Pool #626116	USD	1,222	1,216
			110,773

Total U.S. Government Agency Pass-Through Securities (Cost $ 1,244,829)			1,251,641

U.S. Government Agency Securities (2.87%)

Federal National Mortgage Association (0.50%)
4.50%, 10/15/08	USD	20,000	20,078
6.63%, 9/15/09	USD	20,000	20,802
			40,880

Federal Home Loan Bank (1.11%)
4.63%, 11/21/08	USD	90,000	90,524

Federal Home Loan Mortgage Corporation (1.26%)
4.63%, 12/19/08	USD	15,000	15,110
4.75%, 1/18/11	USD	15,000	15,487
4.75%, 1/19/16	USD	70,000	71,390
			101,987

Total U.S. Government Agency Securities (Cost $ 229,131)			233,391

NestEgg Dow Jones Target Date Funds	Schedule of Portfolio Investments
NestEgg Dow Jones 2010 Fund	July 31, 2008 - (Unaudited)

	Shares or
Security Description	Principal (Currency Noted)		Value ($)
U.S. Treasury Obligations (10.94%)

U.S. Treasury Bonds (2.48%)
6.00%, 2/15/26	USD	50,000	58,254
5.25%, 11/15/28	USD	133,000	143,079
			201,333

U.S. Treasury Notes (8.46%)
4.00%, 6/15/09	USD	107,000	108,613
5.00%, 2/15/11	USD	18,000	19,020
4.88%, 2/15/12	USD	31,000	32,976
4.25%, 8/15/15	USD	505,000	527,133
			687,742

Total U.S. Treasury Obligations (Cost $ 873,029)			889,075

Foreign Government Agency Securities (13.64%)

Belgium (0.70%)
Belgium Kingdom, 5.50%, 9/28/17	EUR	34,000	56,478

France (0.82%)
France O.A.T (French Government Bond), 3.75%, 4/25/17	EUR	45,000	66,466

Germany (2.17%)
Bundesobligation (German Government Bond), 4.00%, 4/13/12	EUR	114,000	176,227

Italy (1.96%)
Buoni Poliennali Del Tesoro (Italian Government Bond), 5.25%, 8/01/17	EUR	99,000	159,524

Japan (5.40%)
Japan Government Bond, 1.50%, 6/20/12	JPY	46,500,000	438,772

Netherlands (0.71%)
Netherlands Government Bond, 4.00%, 7/15/16	EUR	38,000	57,405

Spain (0.77%)
Bonos Y Oblig Del Estado (Spanish Government Bond), 5.50%, 7/30/17	EUR	38,000	62,851

NestEgg Dow Jones Target Date Funds	Schedule of Portfolio Investments
NestEgg Dow Jones 2010 Fund	July 31, 2008 - (Unaudited)

	Shares or
Security Description	Principal (Currency Noted)		Value ($)
United Kingdom (1.11%)
United Kingdom Treasury Bond, 4.00%, 9/07/16	GBP	48,000	90,451

Total Foreign Government Agency Securities (Cost $ 994,427)			1,108,174

Preferred Stocks (0.01%)

Communications (0.00%)†
ProSiebenSat.1 Media AG		3	26

Consumer, Cyclical (0.01%)
Bayerische Motoren Werke AG		2	73
Volkswagen		2	312
			385

Consumer, Non-cyclical (0.00%)†
Henkel KGaA		3	120
Ito En Ltd.		1	10
			130

Financial (0.00%)†
Unipol Gruppo Finanziario SpA		34	69

Healthcare (0.00%)†
Fresenius SE		1	81

Utilities (0.00%)†
RWE AG		1	96

Total Preferred Stocks (Cost $ 905)			787

Rights and Options (0.00%)†

Financial (0.00%)†
Bradford & Bingley PLC (a)		17	1
China Overseas Land & Investments Ltd. (a)		9	2
HBOS PLC (a)		23	-
Industrial & Commercial Bank of China (a)		4	-
			3

Industrial (0.00%)†
Zardoya Otis SA (a)		3	6

NestEgg Dow Jones Target Date Funds	Schedule of Portfolio Investments
NestEgg Dow Jones 2010 Fund	July 31, 2008 - (Unaudited)

	Shares or
Security Description	Principal (Currency Noted)	Value ($)
Utilities (0.00%)†
Suez Environnement SA (a)	18	129

Total Rights and Options (Cost $ 149)		138

Investment Companies (2.85%)

BB Biotech AG	1	87
BLDRS Emerging Markets 50 ADR Index Fund - ETF	1,000	47,440
iShares MSCI Emerging Markets Index Fund - ETF	3,225	137,546
Vanguard Emerging Markets ETF	1,050	46,704
Total Investment Companies (Cost $ 240,299)		231,777

Money Markets (12.27%)

American Beacon Money Market Fund	593,503	593,503
Dreyfus Cash Management	116,379	116,380
Dreyfus Cash Management Plus	286,751	286,751
Total Money Market (Cost $ 996,634)		996,634

Total Investments
(Cost $ 8,238,760) (b) – 99.37%		8,073,782

Other assets in excess of liabilities – 0.63%		50,993

NET ASSETS – 100.00%		8,124,775

(a) Non-income producing security.
(b) See notes to financial statements for tax unrealized appreciation (depreciation) of securities.
† Rounds to less than 0.01%.
†† Denotes tracking stocks.
ETF - Exchange Traded Fund
EUR - European Monetary Unit (Euro)
GBP - Great British Pound
JPY - Japanese Yen
USD - United States Dollar

NestEgg Dow Jones Target Date Funds	Schedule of Portfolio Investments
NestEgg Dow Jones 2015 Fund	July 31, 2008 - (Unaudited)

	Shares or
Security Description	Principal (Currency Noted)	Value ($)
Common Stocks (41.68%)

Basic Materials (2.48%)
Acerinox SA	15	298
Adeka Corp.	38	301
Agnico-Eagle Mines Ltd.	9	493
Agrium, Inc.	9	791
Air Products & Chemicals, Inc.	21	1,999
Air Water, Inc.	32	402
Airgas, Inc.	65	3,723
AK Steel Holding Corp.	57	3,620
Akzo Nobel NV	15	864
Albemarle Corp.	41	1,596
Alcoa, Inc.	89	3,004
Allegheny Technologies, Inc.	51	2,412
Alumina Ltd.	140	613
Antofagasta PLC	26	298
ArcelorMittal	42	3,749
Arkema, Inc.	6	307
Asahi Kasei Corp.	165	847
Ashland, Inc.	35	1,462
Barrick Gold Corp.	47	1,990
BASF SE	54	3,450
Bayer AG	42	3,627
BHP Billiton Ltd.	396	14,810
BHP Billiton PLC	130	4,361
BlueScope Steel Ltd.	88	963
Brookfield Infrastructure Partners LP	1	19
Cabot Corp.	36	966
Cameco Corp.	18	643
Carpenter Technology Corp.	91	3,522
Celanese Corp.	152	5,857
CF Industries Holdings, Inc.	23	3,760
Chemtura Corp.	150	978
Ciba Specialty Chemicals AG	6	158
Clariant AG	25	249
Cleveland-Cliffs, Inc.	42	4,553
Coeur d'Alene Mines Corp. (a)	758	2,191
Cytec Industries, Inc.	98	5,298
Daicel Chemical Industries Ltd.	58	343
Daido Steel Co. Ltd.	53	279
Dainippon Ink and Chemicals, Inc.	99	267
Denki Kagaku Kogyo K K	77	230

NestEgg Dow Jones Target Date Funds	Schedule of Portfolio Investments
NestEgg Dow Jones 2015 Fund	July 31, 2008 - (Unaudited)

	Shares or
Security Description	Principal (Currency Noted)	Value ($)
Domtar Corp. (a)	373	2,126
Dow Chemical Co.	144	4,797
Dowa Holdings Co. Ltd.	36	242
Eastman Chemical Co.	59	3,538
Ecolab, Inc.	109	4,872
EI Du Pont de Nemours & Co.	101	4,425
Energy Resources of Australia	22	429
Ferro Corp.	99	2,154
First Quantum Minerals Ltd.	4	275
FMC Corp.	66	4,908
FNX Mining Co., Inc. (a)	13	229
Fortescue Metals Group Ltd. (a)	140	1,147
Gold Corp., Inc.	39	1,453
Harry Winston Diamond Corp.	10	212
HB Fuller Co.	130	3,250
Hercules, Inc.	249	4,992
Hitachi Chemical Co. Ltd.	18	346
Hitachi Metals Ltd.	32	531
Hokuetsu Paper Mills Ltd.	74	318
Holmen AB	9	266
HudBay Minerals, Inc. (a)	16	155
Huntsman Corp.	68	918
Iamgold Corp.	47	314
Iluka Resources Ltd.	76	344
Inmet Mining Corp.	4	254
International Flavors & Fragra, Inc.	52	2,091
International Paper Co.	45	1,247
Ivanhoe Mines Ltd. (a)	27	305
JFE Holdings, Inc.	72	3,530
Johnson Matthey PLC	12	397
JSR Corp.	25	450
K+S AG	12	1,496
Kagara Ltd.	69	220
Kaneka Corp.	47	291
Kansai Paint Co. Ltd.	45	315
Kazakhmys PLC	15	446
Kingboard Chemical Holdings Ltd.	70	336
Kinross Gold Corp.	32	583
Kobe Steel Ltd.	367	1,048
Koninklijke DSM NV	11	670
Lanxess AG	7	273

NestEgg Dow Jones Target Date Funds	Schedule of Portfolio Investments
NestEgg Dow Jones 2015 Fund	July 31, 2008 - (Unaudited)

	Shares or
Security Description	Principal (Currency Noted)	Value ($)
Lee & Man Paper Manufacturing Ltd.	90	107
Lihir Gold Ltd. (a)	215	551
Linde AG	7	975
Lonmin PLC	5	240
Lonza Group AG	4	583
Louisiana-Pacific Corp.	88	744
Lubrizol Corp.	44	2,191
Lundin Mining Corp. (a)	30	157
MeadWestvaco Corp.	129	3,458
Minara Resources Ltd.	71	130
Minerals Technologies, Inc.	24	1,548
Mitsubishi Chemical Holdings Co.	162	969
Mitsubishi Gas Chemical Co., Inc.	55	368
Mitsubishi Materials Corp.	148	586
Mitsui Chemicals, Inc.	93	449
Mitsui Mining & Smelting Co. Ltd	80	245
Monsanto Co.	94	11,196
Mosaic Co.	21	2,671
Newcrest Mining Ltd.	39	1,083
Newmont Mining Corp.	99	4,748
Newmont Mining Corp. of Canada	9	431
Nihon Parkerizing Co. Ltd.	22	344
Nine Dragons Paper Holdings Ltd.	137	107
Nippon Kayaku Co. Ltd.	44	281
Nippon Light Metal Co. Ltd.	149	224
Nippon Paint Co. Ltd.	77	321
Nippon Shokubai Co. Ltd.	44	305
Nippon Steel Corp.	785	4,511
Nippon Yakin Kogyo Co. Ltd.	33	182
Nissan Chemical Industries Ltd.	31	370
Nisshin Steel Co. Ltd.	100	312
Nitto Denko Corp.	19	548
Norske Skogindustrier ASA	28	115
Nova Chemicals Corp.	10	257
Nucor Corp.	38	2,174
Nufarm Ltd.	35	555
OJI Paper Co. Ltd.	119	603
Olin Corp.	140	4,164
OneSteel Ltd.	136	868
Orica Ltd.	37	832
Osaka Titanium Technologies Co.	4	214

NestEgg Dow Jones Target Date Funds	Schedule of Portfolio Investments
NestEgg Dow Jones 2015 Fund	July 31, 2008 - (Unaudited)

	Shares or
Security Description	Principal (Currency Noted)	Value ($)
Outokumpu OYJ	12	282
Oxiana Ltd.	367	691
Pacific Metals Co. Ltd.	22	136
Paladin Energy Ltd. (a)	63	323
PaperlinX Ltd.	142	260
Plum Creek Timber Co., Inc.	137	6,675
Potash Corporation of Saskatchewan, Inc.	16	3,192
PPG Industries, Inc.	19	1,152
Praxair, Inc.	56	5,249
Rautaruukki OYJ	6	228
Rayonier, Inc.	49	2,289
Rengo Co. Ltd.	70	493
Rio Tinto Ltd.	39	4,606
Rio Tinto PLC	55	5,820
Rohm & Haas Co.	122	9,150
RPM International, Inc.	294	6,027
RTI International Metals, Inc. (a)	30	818
Salzgitter AG	2	328
Schulman A, Inc.	54	1,254
Sensient Technologies Corp.	94	2,925
SGL Carbon AG (a)	7	471
Shin-Etsu Chemical Co. Ltd.	48	2,959
Showa Denko KK	139	358
Sigma-Aldrich Corp.	60	3,644
Silver Standard Resources, Inc. (a)	11	313
Smurfit-Stone Container Corp. (a)	159	908
Solvac SA	2	300
Solvay SA	3	361
Ssab Svenskt Stal AB	11	305
Stillwater Mining Co. (a)	85	808
Stora Enso Oyj	31	282
Sumitomo Bakelite Co. Ltd.	54	280
Sumitomo Chemical Co. Ltd.	195	1,294
Sumitomo Forestry Co. Ltd.	42	341
Sumitomo Metal Industries Ltd.	519	2,521
Sumitomo Metal Mining Co. Ltd.	68	880
Syngenta AG	5	1,467
Taiyo Nippon Sanso Corp.	45	373
Teck Cominco Ltd.	24	1,102
ThyssenKrupp AG	21	1,171
Titanium Metals Corp.	42	473

NestEgg Dow Jones Target Date Funds	Schedule of Portfolio Investments
NestEgg Dow Jones 2015 Fund	July 31, 2008 - (Unaudited)

	Shares or
Security Description	Principal (Currency Noted)	Value ($)
Toho Titanium Co. Ltd.	10	186
Tokai Carbon Co. Ltd.	35	419
Tokuyama Corp.	30	190
Tokyo Steel Manufacturing Co.	24	270
Tosoh Corp.	71	309
UBE Industries Ltd.	128	463
Umicore Group	10	451
United States Steel Corp.	85	13,631
UPM-Kymmene Oyj	29	462
Uranium One, Inc. (a)	33	118
USEC, Inc. (a)	111	579
Valspar Corp.	202	4,377
Vedanta Resources PLC	11	440
Voestalpine AG	6	396
Vulcan Materials Co.	48	3,081
Wacker Chemie AG	2	417
Wausau Paper Corp.	99	877
Weyerhaeuser Co.	22	1,176
WR Grace & Co. (a)	81	2,087
Xstrata PLC	34	2,456
Yamana Gold, Inc.	35	433
Yamato Kogyo Co. Ltd.	8	363
Yara International ASA	14	1,011
Zeon Corp.	37	150
Zep, Inc.	28	478
		299,532

Communications (3.71%)
3Com Corp. (a)	251	472
Adaptec, Inc. (a)	228	832
AH Belo Corp.	51	275
Akamai Technologies, Inc. (a)	87	2,031
Alcatel-Lucent	127	766
Amazon.Com, Inc. (a)	53	4,046
American Tower Corp. (a)	56	2,346
Anixter International, Inc. (a)	77	5,238
APN News & Media Ltd.	79	234
Ariba, Inc. (a)	156	2,560
Arris Group, Inc. (a)	42	402
Asatsu-DK, Inc.	12	328
AT&T, Inc.	717	22,091

NestEgg Dow Jones Target Date Funds	Schedule of Portfolio Investments
NestEgg Dow Jones 2015 Fund	July 31, 2008 - (Unaudited)

	Shares or
Security Description	Principal (Currency Noted)	Value ($)
Atheros Communications, Inc. (a)	77	2,387
BCE, Inc.	45	1,711
Belgacom SA	9	356
Belo Corp.	259	1,759
Black Box Corp.	33	980
British Sky Broadcasting Group PLC	59	531
BT Group PLC	475	1,637
Cable & Wireless PLC	135	441
Cablevision Systems Corp. (a)	119	2,889
CBS Corp.	64	1,047
CenturyTel, Inc.	77	2,864
Charter Communications, Inc. (a)	492	561
Check Point Software Technologies Ltd. (a)	128	2,922
China Mobile Ltd.	492	6,615
China Netcom Group Corp.	230	708
China Unicom Ltd.	705	1,462
Ciena Corp. (a)	139	2,873
Cincinnati Bell, Inc. (a)	448	1,747
Cisco Systems, Inc. (a)	1,057	23,243
Comcast Corp. - A Shares	406	8,372
Comcast Corp. - SPL	145	2,978
CommScope, Inc. (a)	144	6,421
Consolidated Media Holdings Ltd.	51	141
Corning, Inc.	277	5,543
Crown Castle International Corp. (a)	175	6,685
CTC Media, Inc. (a)	16	370
Daily Mail & General Trust PLC	26	164
Deutsche Telekom AG	165	2,867
Digital River, Inc. (a)	54	2,154
DIRECTV Group, Inc. (a)	176	4,756
Discovery Holding Co. (a)	234	4,652
DISH Network Corp. (a)	109	3,207
Earthlink, Inc. (a)	225	2,025
eBay, Inc. (a)	250	6,293
EchoStar Corp. (a)	59	1,887
Elisa OYJ	14	298
Embarq Corp.	121	5,538
Eniro AB	31	125
Entercom Communications Corp.	55	337
Equinix, Inc. (a)	72	5,858
Ericsson	163	1,718

NestEgg Dow Jones Target Date Funds	Schedule of Portfolio Investments
NestEgg Dow Jones 2015 Fund	July 31, 2008 - (Unaudited)

	Shares or
Security Description	Principal (Currency Noted)	Value ($)
Expedia, Inc. (a)	170	3,327
Extreme Networks (a)	218	639
F5 Networks, Inc. (a)	190	5,539
Fairfax Media Ltd.	161	417
Fairpoint Communications, Inc.	5	35
Foxconn International Holdings Ltd. (a)	221	212
France Telecom SA	97	3,082
Frontier Communications Corp.	219	2,532
Gannett Co., Inc.	145	2,627
Gestevision Telecinco SA	14	190
GN Store Nord AS	32	162
Google, Inc. (a)	41	19,424
Hakuhodo DY Holdings, Inc.	6	326
Harmonic, Inc. (a)	160	1,246
Harris Corp.	103	4,959
Harte-Hanks, Inc.	94	1,167
Hellenic Telecommunications Organisation SA	17	355
HLTH Corp. (a)	147	1,608
Hutchison Telecommunications, Inc. (a)	310	407
IAC/InterActiveCorp. (a)	120	2,095
Idearc, Inc.	92	121
Informa PLC	36	312
Inmarsat PLC	46	438
InterDigital, Inc. (a)	55	1,277
Interpublic Group of Companies, Inc. (a)	300	2,637
Interwoven, Inc. (a)	76	1,070
ITV PLC	186	157
j2 Global Communications, Inc. (a)	64	1,534
JC Decaux SA	12	306
JDS Uniphase Corp. (a)	112	1,224
John Wiley & Sons, Inc.	117	5,305
Juniper Networks, Inc. (a)	76	1,978
KDDI Corp.	1	5,756
Lagardere SCA	7	386
Lamar Advertising Co. (a)	37	1,405
Leap Wireless International, Inc. (a)	26	1,121
Lee Enterprises, Inc.	72	217
Liberty Global, Inc. - A Shares (a)	31	894
Liberty Global, Inc. - C Shares (a)	31	849
Liberty Media Corp. - Capital (a) ††	18	280
Liberty Media Corp. - Interactive (a) ††	84	1,179

NestEgg Dow Jones Target Date Funds	Schedule of Portfolio Investments
NestEgg Dow Jones 2015 Fund	July 31, 2008 - (Unaudited)

	Shares or
Security Description	Principal (Currency Noted)	Value ($)
Liberty Media Corp. (Entertainment) (a) ††	72	1,773
Manitoba Telecom Services, Inc.	9	359
Matsui Securities Co. Ltd.	46	332
McAfee, Inc. (a)	74	2,424
McClatchy Co.	123	525
Media General, Inc.	38	482
Mediaset SpA	40	285
Meredith Corp.	93	2,377
Mobistar SA	5	415
Modern Times Group AB	6	339
NetFlix, Inc. (a)	70	2,162
NeuStar, Inc. (a)	39	818
News Corp. - A Shares	320	4,522
News Corp. - B Shares	58	847
NII Holdings, Inc. (a)	130	7,106
Nippon Telegraph & Telephone Corp.	2	10,252
Nokia OYJ	216	5,947
NTT DoCoMo, Inc.	2	3,237
NutriSystem, Inc.	42	723
Oki Electric Industry Co. Ltd.	201	306
PagesJaunes Groupe	19	258
PCCW Ltd.	625	397
Pearson PLC	44	567
Plantronics, Inc.	103	2,508
Polycom, Inc. (a)	59	1,392
Portugal Telecom SGPS SA	51	562
Priceline.com, Inc. (a)	19	2,184
PT Multimedia Servicos de Telecomunicacoes & Multimedia SA	7	68
Publicis Groupe SA	9	296
Qualcomm, Inc.	286	15,827
Radio One, Inc. (a)	166	164
Rakuten, Inc.	1	506
RCN Corp. (a)	63	767
RealNetworks, Inc. (a)	251	1,724
Reed Elsevier NV	29	482
Reed Elsevier PLC	60	685
RF Micro Devices, Inc. (a)	603	1,972
RH Donnelley Corp. (a)	37	57
Rogers Communications, Inc.	26	878
Royal KPN NV	100	1,749
RTL Group SA	3	306

NestEgg Dow Jones Target Date Funds	Schedule of Portfolio Investments
NestEgg Dow Jones 2015 Fund	July 31, 2008 - (Unaudited)

	Shares or
Security Description	Principal (Currency Noted)	Value ($)
S1 Corp. (a)	108	877
Sanoma-Wsoy Oyj	12	261
SAVVIS, Inc. (a)	37	597
SBA Communications Corp. (a)	175	6,631
SBI Holdings, Inc./Japan	1	240
Seat Pagine Gialle SpA	692	79
Seek Ltd.	54	254
SES - FDR	20	490
Seven Network Ltd.	40	278
Shaw Communications, Inc.	21	445
Sinclair Broadcast Group, Inc.	104	794
Singapore Press Holdings Ltd.	186	548
Singapore Telecommunications Ltd.	625	1,636
Sirius Satellite Radio, Inc. (a)	750	1,200
Societe Television Francaise 1	11	190
Softbank Corp.	85	1,566
SonicWALL, Inc. (a)	124	724
Sprint Nextel Corp.	262	2,133
Swisscom AG	1	324
Sycamore Networks, Inc. (a)	435	1,514
Symantec Corp. (a)	124	2,613
Tandberg ASA	17	301
Tekelec (a)	121	1,886
Tele2 AB - B shares	22	387
Telecom Corp. of New Zealand Ltd.	212	593
Telecom Italia RNC	331	448
Telecom Italia SpA	603	1,094
Telefonica SA	237	6,185
Telekom Austria AG	18	372
Telenor ASA	43	655
Teleperformance	9	347
Telephone & Data Systems, Inc. - Special Common Shares	26	1,028
Telephone & Data Systems, Inc.	26	1,102
Television Broadcasts Ltd.	56	314
TeliaSonera AB	101	772
Tellabs, Inc. (a)	254	1,306
Telstra Corp. Ltd.	441	1,869
Telus Corp.	10	371
Telus Corp. - Non Voting Shares	9	316
Tencent Holdings Ltd.	87	776
The McGraw-Hill Companies, Inc.	46	1,871

NestEgg Dow Jones Target Date Funds	Schedule of Portfolio Investments
NestEgg Dow Jones 2015 Fund	July 31, 2008 - (Unaudited)

	Shares or
Security Description	Principal (Currency Noted)	Value ($)
The New York Times Co.	90	1,133
Thomson Corp.	10	323
Thomson Reuters PLC	11	298
Tibco Software, Inc. (a)	383	3,144
Time Warner, Inc.	634	9,079
Tokyo Broadcasting System, Inc.	14	244
Trend Micro, Inc.	13	455
Trinity Mirror PLC	37	63
TW Telecom, Inc. (a)	73	1,167
United Internet AG	22	426
United Online, Inc.	121	1,314
US Cellular Corp. (a)	7	418
Valueclick, Inc. (a)	238	2,832
VeriSign, Inc. (a)	101	3,287
Verizon Communications, Inc.	317	10,791
Viacom, Inc. (a)	101	2,821
Vignette Corp. (a)	52	586
Virgin Media, Inc.	143	1,604
Vivendi SA	64	2,693
Vodafone Group PLC	2,943	7,934
VTech Holdings Ltd.	43	263
The Walt Disney Co.	312	9,469
The Washington Post Co.	3	1,855
Websense, Inc. (a)	57	1,190
West Australian Newspapers Holdings Ltd.	32	268
Windstream Corp.	336	4,005
Wolters Kluwer NV	17	398
WPP Group PLC	67	642
Yahoo! Japan Corp.	2	763
Yahoo!, Inc. (a)	226	4,494
Yell Group PLC	43	59
Yellow Pages Income Fund	31	272
		447,795

Consumer, Cyclical (4.13%)
99 Cents Only Stores (a)	138	923
Abercrombie & Fitch Co.	47	2,595
Accor SA	11	739
Adidas AG	11	675
Aeon Co. Ltd.	94	1,150
Aeropostale, Inc. (a)	108	3,483

NestEgg Dow Jones Target Date Funds	Schedule of Portfolio Investments
NestEgg Dow Jones 2015 Fund	July 31, 2008 - (Unaudited)

	Shares or
Security Description	Principal (Currency Noted)	Value ($)
Air France-KLM	11	276
Aisin Seiki Co. Ltd.	25	655
Alaska Air Group, Inc. (a)	79	1,413
Alimentation Couche Tard, Inc.	20	219
All Nippon Airways Co. Ltd.	102	374
American Axle & Manufacturing Holdings, Inc.	81	476
AMR Corp. (a)	163	1,472
Aoyama Trading Co. Ltd.	13	230
Arcandor AG (a)	13	151
Aristocrat Leisure Ltd.	56	256
ArvinMeritor, Inc.	156	2,154
Asics Corp.	28	262
Autogrill SpA	18	215
AutoNation, Inc. (a)	96	991
Autozone, Inc. (a)	28	3,648
Bally Technologies, Inc. (a)	68	2,162
Barratt Developments PLC	20	38
Bayerische Motoren Werke AG	18	812
Bed Bath & Beyond, Inc. (a)	192	5,343
Bellway PLC	15	142
Berkeley Group Holdings PLC	12	171
Best Buy Co., Inc.	52	2,065
Big Lots, Inc. (a)	131	3,990
Billabong International Ltd.	28	269
BJ's Wholesale Club, Inc. (a)	41	1,539
Blockbuster, Inc. (a)	233	650
Bob Evans Farms, Inc.	67	1,919
Borders Group, Inc.	108	529
BorgWarner, Inc.	58	2,339
Boyd Gaming Corp.	38	379
Bridgestone Corp.	84	1,374
Brightpoint, Inc. (a)	98	675
Brinker International, Inc.	68	1,251
British Airways PLC	48	243
Brunswick Corp.	184	2,374
Bulgari SpA	26	285
Burberry Group PLC	30	268
Callaway Golf Co.	123	1,560
Canadian Tire Corp. Ltd.	5	266
Canon Marketing Japan, Inc.	21	311
Carmax, Inc. (a)	115	1,541

NestEgg Dow Jones Target Date Funds	Schedule of Portfolio Investments
NestEgg Dow Jones 2015 Fund	July 31, 2008 - (Unaudited)

	Shares or
Security Description	Principal (Currency Noted)	Value ($)
Carnival Corp.	43	1,588
Carnival PLC	9	317
Carphone Warehouse Group PLC	53	199
Casey's General Stores, Inc.	108	2,657
Cathay Pacific Airways Ltd.	147	284
Charming Shoppes, Inc. (a)	277	1,510
Chico's FAS, Inc. (a)	351	1,955
China Travel International Investment Ltd.	578	156
Choice Hotels International, Inc.	16	398
Christopher & Banks Corp.	92	800
Cintas Corp.	82	2,332
Circuit City Stores, Inc.	495	1,000
Citizen Holdings Co. Ltd.	45	320
Coach, Inc. (a)	50	1,276
Compagnie Financiere Richemont SA	29	1,746
Compass Group PLC	110	798
Continental AG	8	901
Continental Airlines, Inc. (a)	61	838
Cooper Tire & Rubber Co.	131	1,207
Copart, Inc. (a)	91	3,991
Costco Wholesale Corp.	77	4,826
Crown Ltd.	51	381
CVS Caremark Corp.	258	9,417
Daihatsu Motor Co. Ltd.	38	453
Daimler AG	53	3,090
Daiwa House Industry Co. Ltd.	71	675
Darden Restaurants, Inc.	81	2,638
David Jones Ltd.	79	253
Deckers Outdoor Corp. (a)	18	2,034
Denso Corp.	62	1,618
Denway Motors Ltd.	824	295
Deutsche Lufthansa AG	14	324
Dick's Sporting Goods, Inc. (a)	187	3,282
Dillard's, Inc.	141	1,426
DineEquity, Inc.	23	531
DR Horton, Inc.	173	1,924
Dress Barn, Inc. (a)	89	1,436
DSG International PLC	122	109
Edion Corp.	36	323
Esprit Holdings Ltd.	122	1,311
Ethan Allen Interiors, Inc.	55	1,381

NestEgg Dow Jones Target Date Funds	Schedule of Portfolio Investments
NestEgg Dow Jones 2015 Fund	July 31, 2008 - (Unaudited)

	Shares or
Security Description	Principal (Currency Noted)	Value ($)
Family Dollar Stores, Inc.	92	2,144
FamilyMart Co. Ltd.	15	656
Fast Retailing Co. Ltd.	9	1,010
Fastenal Co.	74	3,616
Fiat SpA	38	657
Finish Line, Inc	9	98
Foot Locker, Inc.	98	1,476
Ford Motor Co. (a)	314	1,507
Fossil, Inc. (a)	68	1,821
Fred's, Inc.	72	926
Fuji Heavy Industries Ltd.	83	448
Furniture Brands International, Inc.	94	1,116
Futaba Industrial Co. Ltd.	16	316
Galaxy Entertainment Group Ltd. (a)	380	160
GameStop Corp. (a)	92	3,727
Gaylord Entertainment Co. (a)	53	1,592
General Motors Corp.	44	487
Genesco, Inc. (a)	29	853
Genuine Parts Co.	134	5,375
Gildan Activewear, Inc. (a)	11	280
GKN PLC	49	207
GOME Electrical Appliances Holdings Ltd.	956	403
Grafton Group PLC	28	167
Group 1 Automotive, Inc.	48	943
Guess ?, Inc.	29	918
Gunze Ltd.	71	304
Gymboree Corp. (a)	39	1,459
H2O Retailing Corp.	40	260
Hanwa Co. Ltd.	77	450
Harman International Industries, Inc.	35	1,441
Harvey Norman Holdings Ltd.	104	318
Hasbro, Inc.	89	3,446
Haseko Corp.	145	160
Hennes & Mauritz AB	27	1,449
Herman Miller, Inc.	34	889
Hermes International SA	4	640
Hino Motors Ltd.	55	291
Hitachi High-Technologies Corp.	16	313
Home Depot, Inc.	232	5,529
Home Retail Group PLC	48	207
Honda Motor Co. Ltd.	216	6,987

NestEgg Dow Jones Target Date Funds	Schedule of Portfolio Investments
NestEgg Dow Jones 2015 Fund	July 31, 2008 - (Unaudited)

	Shares or
Security Description	Principal (Currency Noted)	Value ($)
Iberia Lineas Aereas de Espana SA	82	247
Inchcape PLC	41	204
Inditex SA	14	678
Ingram Micro, Inc. (a)	93	1,714
Insight Enterprises, Inc. (a)	106	1,353
Interface, Inc.	69	818
International Game Technology	44	955
International Speedway Corp.	40	1,472
Isetan Mitsukoshi Holdings Ltd.	54	623
Isuzu Motors Ltd.	183	796
Itochu Corp.	187	1,872
Izumi Co. Ltd.	24	375
J Crew Group, Inc. (a)	105	3,020
J Front Retailing Co. Ltd.	95	518
Jack in the Box, Inc. (a)	147	3,172
Jakks Pacific, Inc. (a)	50	1,099
Japan Airlines Corp.	199	408
Jardine Cycle & Carriage Ltd.	37	472
JB Hi-Fi Ltd.	38	436
JC Penney Co., Inc.	121	3,730
JetBlue Airways Corp. (a)	486	2,561
JFE Shoji Holdings, Inc.	52	401
Johnson Controls, Inc.	49	1,478
Jones Apparel Group, Inc.	68	1,138
JTEKT Corp.	27	406
Juki Corp.	44	111
Kayaba Industry Co. Ltd.	76	300
Kesa Electricals PLC	59	176
Kingfisher PLC	129	303
Kloeckner & Co. AG	5	253
Kohl's Corp. (a)	38	1,593
Koito Manufacturing Co. Ltd.	33	442
Kokuyo Co. Ltd.	35	307
Komeri Co. Ltd.	14	401
K's Holdings Corp.	14	249
Kuraray Co. Ltd.	43	468
Ladbrokes PLC	46	230
Las Vegas Sands Corp. (a)	14	637
Lawson, Inc.	11	569
La-Z-Boy, Inc.	122	900
Lear Corp. (a)	138	1,989

NestEgg Dow Jones Target Date Funds	Schedule of Portfolio Investments
NestEgg Dow Jones 2015 Fund	July 31, 2008 - (Unaudited)

	Shares or
Security Description	Principal (Currency Noted)	Value ($)
Lennar Corp. - B Shares	13	142
Li & Fung Ltd.	257	878
Li Ning Co. Ltd.	161	394
Life Time Fitness, Inc. (a)	86	2,562
Lifestyle International Holdings Ltd.	192	289
Liz Claiborne, Inc.	65	850
Longs Drug Stores Corp.	43	2,010
Lottomatica SpA	10	313
Lowe's Companies, Inc.	263	5,344
Limited Brands, Inc.	187	3,084
Macy's, Inc.	47	884
Magna International, Inc.	6	354
Marks & Spencer Group PLC	94	482
Marriott International, Inc.	45	1,166
Marubeni Corp.	190	1,397
Marui Group Co. Ltd.	40	309
Matsumotokiyoshi Holdings Co.	17	341
Matsushita Electric Industrial Co. Ltd.	253	5,417
Mattel, Inc.	299	5,995
Mazda Motor Corp.	110	638
McDonald's Corp.	165	9,865
Men's Wearhouse, Inc.	64	1,274
MGM Mirage (a)	21	609
Michelin	8	531
Mitchells & Butlers PLC	24	118
Mitsubishi Corp.	188	5,524
Mitsubishi Logistics Corp.	26	315
Mitsubishi Motors Corp. (a)	458	760
Mitsubishi Rayon Co. Ltd.	71	218
Mitsui & Co. Ltd.	202	4,185
Modine Manufacturing Co.	57	994
Mohawk Industries, Inc. (a)	34	2,005
MSC Industrial Direct Co.	114	5,438
Nagase & Co. Ltd.	31	326
Namco Bandai Holdings, Inc.	29	352
Newell Rubbermaid, Inc.	196	3,240
Next PLC	12	227
NGK Spark Plug Co. Ltd.	23	260
NHK Spring Co. Ltd.	43	305
Nifco, Inc.	16	366
Nintendo Co. Ltd.	13	6,338

NestEgg Dow Jones Target Date Funds	Schedule of Portfolio Investments
NestEgg Dow Jones 2015 Fund	July 31, 2008 - (Unaudited)

	Shares or
Security Description	Principal (Currency Noted)	Value ($)
Nippon Seiki Co. Ltd.	14	202
Nissan Motor Co. Ltd.	297	2,312
Nisshinbo Industries, Inc.	31	375
Nissin Kogyo Co. Ltd.	13	223
Nitori Co. Ltd.	8	438
NOK Corp.	19	277
Nokian Renkaat OYJ	12	522
Nordstrom, Inc.	90	2,587
Nu Skin Enterprises, Inc.	124	2,004
OfficeMax, Inc.	149	1,901
Onward Holdings Co. Ltd.	32	350
OPAP SA	12	431
O'Reilly Automotive, Inc. (a)	60	1,532
Orient-Express Hotels Ltd.	103	3,429
Oshkosh Truck Corp.	39	704
Pacific Sunwear of California (a)	129	1,124
Panera Bread Co. (a)	40	2,004
Parkson Retail Group Ltd. (a)	255	352
Penn National Gaming, Inc. (a)	39	1,113
PEP Boys-Manny Moe & Jack	77	568
Persimmon PLC	16	92
PetSmart, Inc.	71	1,612
Peugeot SA	9	443
PF Chang's China Bistro, Inc. (a)	33	858
Phillips-Van Heusen Corp.	100	3,540
Pier 1 Imports, Inc. (a)	187	692
Pinnacle Entertainment, Inc. (a)	77	870
Pioneer Corp.	29	227
Pirelli & C SpA	340	212
Polo Ralph Lauren Corp.	32	1,893
Pool Corp.	64	1,413
PPR	4	438
Praktiker Bau-und Heimwerkerm AG	9	145
Puma AG Rudolf Dassler Sport	1	324
Punch Taverns PLC	16	81
Qantas Airways Ltd.	115	360
Quiksilver, Inc. (a)	266	2,040
RadioShack Corp.	86	1,434
Reece Australia Ltd.	16	298
Regal Entertainment Group	168	2,797
Regis Corp.	59	1,651

NestEgg Dow Jones Target Date Funds	Schedule of Portfolio Investments
NestEgg Dow Jones 2015 Fund	July 31, 2008 - (Unaudited)

	Shares or
Security Description	Principal (Currency Noted)	Value ($)
Renault SA	11	922
Resorttrust, Inc.	16	209
Rite Aid Corp. (a)	332	425
RONA, Inc. (a)	18	201
Ross Stores, Inc.	88	3,340
Royal Caribbean Cruises Ltd.	100	2,548
Ruby Tuesday, Inc. (a)	100	688
Ryland Group, Inc.	120	2,471
Ryohin Keikaku Co. Ltd.	6	352
Saks, Inc. (a)	304	3,098
Sally Beauty Holdings, Inc. (a)	166	1,228
Sankyo Co. Ltd.	10	609
Scientific Games Corp. (a)	37	1,123
Sears Holdings Corp. (a)	9	729
Sega Sammy Holdings, Inc.	27	253
Sekisui Chemical Co. Ltd.	59	376
Sekisui House Ltd.	68	641
Select Comfort Corp. (a)	64	127
Seven & I Holdings Co. Ltd.	77	2,362
Shangri-La Asia Ltd.	167	359
Shimachu Co. Ltd.	14	346
Shimamura Co. Ltd.	4	245
Shimano, Inc.	12	556
Shoppers Drug Mart Corp.	12	637
Singapore Airlines Ltd.	59	652
Sky City Entertainment Group Ltd.	106	268
Skywest, Inc.	126	1,918
Sodexho Alliance SA	6	394
Sojitz Corp.	111	343
Sonae SGPS SA	132	140
Sony Corp.	118	4,506
Southwest Airlines Co.	106	1,653
Staples, Inc.	95	2,138
Starbucks Corp. (a)	100	1,469
Starwood Hotels & Resorts Worldwide, Inc.	84	2,880
Steelcase, Inc.	81	807
Sumitomo Corp.	148	2,014
Sumitomo Rubber Industries, Inc.	32	257
The Sumitomo Warehouse Co. Ltd.	63	274
Superior Industries International, Inc.	41	692
Suzuki Motor Corp.	53	1,164

NestEgg Dow Jones Target Date Funds	Schedule of Portfolio Investments
NestEgg Dow Jones 2015 Fund	July 31, 2008 - (Unaudited)

	Shares or
Security Description	Principal (Currency Noted)	Value ($)
Swatch Group AG BR	2	468
Swatch Group AG REG	7	309
TABCorp. Holdings Ltd.	63	515
Takashimaya Co. Ltd.	37	314
Takata Corp.	12	183
Target Corp.	132	5,970
Tatts Group Ltd.	149	345
Taylor Wimpey PLC	63	49
Tech Data Corp. (a)	118	4,115
Teijin Ltd.	109	330
The Cato Corp.	60	1,073
The Cheesecake Factory (a)	88	1,239
The Hongkong & Shanghai Hotels Ltd.	231	356
Thomson	23	102
Tim Hortons, Inc.	13	353
TJX Companies, Inc.	60	2,023
Toho Co. Ltd.	21	443
Tokai Rika Co. Ltd.	15	258
Tokyo Style Co. Ltd.	31	281
Toll Brothers, Inc. (a)	85	1,708
Toray Industries, Inc.	165	830
Toro Co.	92	2,995
Toto Ltd.	46	337
Toyobo Co. Ltd.	143	284
Toyoda Gosei Co. Ltd.	12	331
Toyota Boshoku Corp.	15	333
Toyota Industries Corp.	26	754
Toyota Motor Corp.	507	21,899
Toyota Tsusho Corp.	27	536
Tractor Supply Co. (a)	45	1,710
Triarc Companies, Inc.	73	407
TUI AG	14	323
TUI Travel PLC	62	246
Under Armour, Inc. (a)	41	1,195
United Stationers, Inc. (a)	36	1,380
UNY Co. Ltd.	37	390
Urban Outfitters, Inc. (a)	57	1,882
US Airways Group, Inc. (a)	62	314
USS Co. Ltd.	6	402
Vail Resorts, Inc. (a)	40	1,615
Valeo SA	7	228

NestEgg Dow Jones Target Date Funds	Schedule of Portfolio Investments
NestEgg Dow Jones 2015 Fund	July 31, 2008 - (Unaudited)

	Shares or
Security Description	Principal (Currency Noted)	Value ($)
VF Corp.	54	3,865
Virgin Blue Holdings Ltd.	71	53
Volkswagen AG	8	2,550
Wacoal Holdings Corp.	31	355
Walgreen Co.	177	6,078
Wal-Mart Stores, Inc.	305	17,879
Watsco, Inc.	31	1,546
Wendy's International, Inc.	56	1,285
Wesco International, Inc. (a)	24	904
Whirlpool Corp.	79	5,980
William Hill PLC	31	193
WMS Industries, Inc. (a)	112	3,156
Wolseley PLC	36	244
Wolverine World Wide, Inc.	166	4,437
World Fuel Services Corp.	37	892
WW Grainger, Inc.	43	3,849
Wyndham Worldwide Corp.	111	1,989
Wynn Resorts Ltd. (a)	16	1,558
Yamada Denki Co. Ltd.	11	749
Yamaha Corp.	24	494
Yamaha Motor Co. Ltd.	26	440
The Yokohama Rubber Co. Ltd.	54	262
Yum! Brands, Inc.	71	2,541
Zale Corp. (a)	96	2,122
		498,399

Consumer, Non-cyclical (4.03%)
ABB Grain Ltd.	50	377
ABC Learning Centres Ltd.	68	46
Abertis Infraestructuras SA	13	277
Accenture Ltd.	90	3,758
ACCO Brands Corp. (a)	105	900
Adecco SA	7	323
Administaff, Inc.	30	861
Aggreko PLC	35	493
Ajinomoto Co., Inc.	77	792
Alberto-Culver Co.	55	1,476
Alexion Pharmaceuticals, Inc. (a)	66	6,188
Alliance Data Systems Corp. (a)	68	4,362
Altria Group, Inc.	229	4,660
American Greetings Corp.	93	1,378

NestEgg Dow Jones Target Date Funds	Schedule of Portfolio Investments
NestEgg Dow Jones 2015 Fund	July 31, 2008 - (Unaudited)

	Shares or
Security Description	Principal (Currency Noted)	Value ($)
Anheuser-Busch Co., Inc.	73	4,946
Apollo Group, Inc. (a)	85	5,295
Arbitron, Inc.	39	1,833
Archer-Daniels-Midland Co.	86	2,462
Asahi Breweries Ltd.	56	1,056
Associated British Foods PLC	23	327
Atkins WS PLC	18	312
Atlantia SpA	16	430
Avery Dennison Corp.	58	2,553
Avis Budget Group, Inc. (a)	218	1,330
AWB Ltd.	126	335
Babcock International Group PLC	37	444
BearingPoint, Inc. (a)	471	414
Beiersdorf AG	6	390
Benesse Corp.	13	570
Biogen Idec, Inc. (a)	40	2,790
Bio-Rad Laboratories, Inc. (a)	43	3,831
Blyth, Inc.	55	800
Bowne & Co., Inc.	53	685
Brisa-Auto Estradas de Portugal, SA (BRISA)	28	285
British American Tobacco PLC	80	2,898
Brown-Forman Corp.	25	1,799
Bunzl PLC	29	363
C&C Group PLC	47	221
Cadbury PLC	74	878
Capita Group PLC	32	436
Carlsberg A/S	3	245
Carrefour SA	30	1,541
Casino Guichard Perrachon SA	4	401
Celera Corp. (a)	266	3,631
Celgene Corp. (a)	58	4,378
Central European Distribution Corp. (a)	45	3,283
Chaoda Modern Agriculture Ltd.	522	606
Chemed Corp.	33	1,412
China Mengniu Dairy Co. Ltd.	110	326
ChoicePoint, Inc. (a)	41	1,962
Christian Dior SA	3	325
Church & Dwight Co., Inc.	114	6,255
Cintra Concesiones de Infraest	26	294
Clorox Co.	83	4,524
Coca Cola Hellenic Bottling Co.	13	320

NestEgg Dow Jones Target Date Funds	Schedule of Portfolio Investments
NestEgg Dow Jones 2015 Fund	July 31, 2008 - (Unaudited)

	Shares or
Security Description	Principal (Currency Noted)	Value ($)
Coca-Cola Amatil Ltd.	61	444
Coca-Cola Co.	233	12,000
Coca-Cola West Holdings Co. Ltd.	19	420
Colgate-Palmolive Co.	92	6,833
Colruyt SA	2	559
ConAgra Foods, Inc.	51	1,106
Constellation Brands, Inc. (a)	133	2,862
Convergys Corp. (a)	86	1,092
Corinthian Colleges, Inc. (a)	168	2,646
Corn Products International, Inc.	102	4,744
Corporate Executive Board Co.	17	637
Corrections Corporation of America (a)	214	5,998
Cosco Pacific Ltd.	146	256
CSL Ltd.	66	2,151
CSM Corp.	10	334
Dai Nippon Printing Co. Ltd.	82	1,131
Dairy Farm International Holdings Ltd.	137	675
Danisco A/S	5	343
Dean Foods Co. (a)	93	1,981
Del Monte Foods Co.	111	942
Delhaize Group	5	275
Deluxe Corp.	110	1,573
Diageo PLC	148	2,582
Dr Pepper Snapple Group, Inc. (a)	13	269
Enzon Pharmaceuticals, Inc. (a)	111	908
Experian Group Ltd.	56	436
Ezaki GliCo. Co. Ltd.	39	457
Forrester Research, Inc. (a)	33	1,112
Fortune Brands, Inc.	16	917
Foster's Group Ltd.	238	1,112
Fresh Del Monte Produce, Inc. (a)	89	1,876
FTI Consulting, Inc. (a)	73	5,195
G4S PLC	87	333
Genentech, Inc. (a)	82	7,811
General Mills, Inc.	30	1,932
Genzyme Corp. (a)	59	4,522
George Weston Ltd.	5	218
Golden Agri-Resources Ltd.	952	498
Goodman Fielder Ltd.	178	220
Greene King PLC	19	195
H&R Block, Inc.	235	5,718

NestEgg Dow Jones Target Date Funds	Schedule of Portfolio Investments
NestEgg Dow Jones 2015 Fund	July 31, 2008 - (Unaudited)

	Shares or
Security Description	Principal (Currency Noted)	Value ($)
Hansen Natural Corp. (a)	67	1,532
Hays PLC	120	191
Heineken Holding NV	7	301
Heineken NV	13	607
Henkel KGaA	8	307
Hershey Co.	114	4,192
Hewitt Associates, Inc. (a)	173	6,375
Hillenbrand, Inc.	38	880
HJ Heinz Co.	31	1,562
Hormel Foods Corp.	56	2,026
House Foods Corp.	26	427
Human Genome Sciences, Inc. (a)	174	1,154
Husqvarna AB	28	234
IAWS Group PLC	18	418
Illumina, Inc. (a)	31	2,890
Imperial Tobacco Group PLC	37	1,386
InBev NV	11	742
InterMune, Inc. (a)	37	636
Intertek Group PLC	19	381
Invitrogen Corp. (a)	50	2,218
Iron Mountain, Inc. (a)	96	2,784
Ito En Ltd.	13	193
ITT Educational Services, Inc. (a)	36	3,189
J Sainsbury PLC	82	513
Kagome Co. Ltd.	23	342
Kamigumi Co. Ltd.	45	331
Kao Corp.	61	1,586
Kerry Group PLC	15	424
Kesko OYJ	7	195
Kikkoman Corp.	28	347
Kimberly-Clark Corp.	67	3,875
Kirin Holdings Co. Ltd.	113	1,727
Koninklijke Ahold NV	68	777
Kose Corp.	14	343
Kraft Foods, Inc.	210	6,682
Lender Processing Services, Inc. (a)	51	1,701
Lighthouse Caledonia ASA (a)	2	2
Lion Corp.	70	315
Lion Nathan Ltd.	53	441
Loblaw Companies Ltd.	8	227
L'Oreal SA	14	1,472

NestEgg Dow Jones Target Date Funds	Schedule of Portfolio Investments
NestEgg Dow Jones 2015 Fund	July 31, 2008 - (Unaudited)

	Shares or
Security Description	Principal (Currency Noted)	Value ($)
Marine Harvest (a)	305	219
Mastercard, Inc.	13	3,174
McCormick & Co., Inc.	68	2,727
McKesson Corp.	39	2,184
Meiji Dairies Corp.	66	341
Meiji Seika Kaisha Ltd.	88	414
Metcash Ltd.	101	380
Metro AG	9	509
Metro, Inc.	11	264
Michael Page International PLC	35	179
Millipore Corp. (a)	28	1,970
Monster Worldwide, Inc. (a)	62	1,100
Moody's Corp.	31	1,079
MPS Group, Inc. (a)	200	2,304
Myriad Genetics, Inc. (a)	105	6,983
Nestle SA	220	9,678
Nichirei Corp.	81	477
Nippon Meat Packers, Inc.	36	571
Nippon Suisan Kaisha Ltd.	69	335
Nisshin Seifun Group, Inc.	42	577
Nissin Food Products Co. Ltd.	13	427
Novozymes A/S	3	285
Nutreco Holding NV	5	334
Olam International Ltd.	196	325
Pacific Brands Ltd.	131	239
Parexel International Corp. (a)	138	4,034
Park24 Co. Ltd.	38	213
Parmalat SpA	108	269
PDL BioPharma, Inc. (a)	62	693
Pepsi Bottling Group, Inc.	152	4,233
PepsiAmericas, Inc.	41	970
PepsiCo, Inc.	280	18,637
Pernod-Ricard SA	10	876
Pharmaceutical Product Development, Inc.	55	2,098
PHH Corp. (a)	108	1,673
Philip Morris International, Inc.	445	22,984
Premier Foods PLC	75	129
Pre-Paid Legal Services, Inc. (a)	11	462
Procter & Gamble Co.	542	35,490
QP Corp.	40	369
Quanta Services, Inc. (a)	78	2,409

NestEgg Dow Jones Target Date Funds	Schedule of Portfolio Investments
NestEgg Dow Jones 2015 Fund	July 31, 2008 - (Unaudited)

	Shares or
Security Description	Principal (Currency Noted)	Value ($)
RalCorp Holdings, Inc. (a)	35	1,889
Randstad Holding NV	10	284
Reckitt Benckiser Group PLC	33	1,806
Regeneron Pharmaceuticals, Inc. (a)	79	1,729
Rent-A-Center, Inc. (a)	129	2,735
Rentokil Initial PLC	121	161
Resources Connection, Inc. (a)	60	1,388
Reynolds American, Inc.	15	837
Robert Half International, Inc.	89	2,251
RR Donnelley & Sons Co.	171	4,566
SABMiller PLC	47	977
Safeway, Inc.	45	1,202
SAIC, Inc. (a)	369	6,970
Sapporo Holdings Ltd.	64	461
Saputo, Inc.	16	414
Sara Lee Corp.	65	888
SECOM Co. Ltd.	27	1,246
Securitas AB	25	291
Serco Group PLC	43	350
Service Corporation International	644	6,163
Shiseido Co. Ltd.	46	1,025
Smithfield Foods, Inc. (a)	80	1,718
Societe BIC SA	5	255
Societe Des Autoroutes SA	4	343
Sohgo Security Services Co. Ltd.	24	282
Sotheby's	159	4,411
Spherion Corp. (a)	107	523
Stewart Enterprises, Inc.	186	1,657
Strayer Education, Inc.	25	5,568
Supervalu, Inc.	169	4,330
Swedish Match AB	20	399
Sysco Corp.	138	3,914
Takara Holdings, Inc.	62	406
Tate & Lyle PLC	34	263
TeleTech Holdings, Inc. (a)	52	707
Tesco PLC	436	3,114
Thai Beverage PCL	2,152	338
The JM Smucker Co.	36	1,755
Tingyi Cayman Islands Holding Corp.	441	531
Toppan Printing Co. Ltd.	79	820
Toyo Suisan Kaisha Ltd.	24	606

NestEgg Dow Jones Target Date Funds	Schedule of Portfolio Investments
NestEgg Dow Jones 2015 Fund	July 31, 2008 - (Unaudited)

	Shares or
Security Description	Principal (Currency Noted)	Value ($)
Transurban Group	114	558
Tyson Foods, Inc.	299	4,455
Unicharm Corp.	7	495
Unilever NV	94	2,601
Unilever PLC	72	1,980
United Rentals, Inc. (a)	158	2,556
Universal Corp./Richmond VA	59	3,046
UST, Inc.	126	6,629
Valassis Communications, Inc. (a)	91	803
Vertex Pharmaceuticals, Inc. (a)	70	2,415
Viad Corp.	36	1,097
VistaPrint Ltd. (a)	100	2,577
Watson Wyatt Worldwide, Inc.	101	5,852
WD-40 Co.	32	1,093
Weight Watchers International, Inc.	19	679
The Western Union Co.	103	2,847
Whole Foods Market, Inc.	74	1,641
Wilmar International Ltd.	288	929
WM Morrison Supermarkets PLC	127	651
WM Wrigley Jr Co.	29	2,289
WM Wrigley Jr Co.- B Shares	8	630
Woolworths Ltd.	142	3,369
Yakult Honsha Co. Ltd.	19	543
Yamazaki Baking Co. Ltd.	48	552
		486,789

Energy (4.30%)
Acergy SA	14	236
Advantage Energy Income Fund	10	107
Alpha Natural Resources, Inc. (a)	115	11,379
Anadarko Petroleum Corp.	48	2,780
Apache Corp.	33	3,702
Arch Coal, Inc.	76	4,280
Arrow Energy Ltd. (a)	159	490
Atwood Oceanics, Inc. (a)	94	4,316
Australian Worldwide Exploration Ltd. (a)	131	428
Baker Hughes, Inc.	57	4,726
BG Group PLC	196	4,451
BJ Services Co.	182	5,351
Bourbon SA	6	348
BP PLC	1,069	11,047

NestEgg Dow Jones Target Date Funds	Schedule of Portfolio Investments
NestEgg Dow Jones 2015 Fund	July 31, 2008 - (Unaudited)

	Shares or
Security Description	Principal (Currency Noted)	Value ($)
Cabot Oil & Gas Corp.	55	2,421
Caltex Australia Ltd.	18	202
Cameron International Corp. (a)	134	6,400
Canadian Natural Resources Ltd.	30	2,344
Canadian Oil Sands Trust	13	653
CGG-Veritas (a)	10	395
Cheniere Energy, Inc. (a)	58	176
Chesapeake Energy Corp.	63	3,159
Chevron Corp.	251	21,225
Cimarex Energy Co.	52	2,710
CNOOC Ltd.	1,716	2,582
CNPC (Hong Kong) Ltd.	625	268
ConocoPhillips Co.	164	13,386
Consol Energy, Inc.	112	8,332
Core Laboratories NV	37	4,796
Cosmo Oil Co. Ltd.	79	245
Covanta Holding Corp. (a)	56	1,576
Crosstex Energy, Inc.	60	1,928
Delta Petroleum Corp. (a)	84	1,602
Denbury Resources, Inc. (a)	130	3,658
Devon Energy Corp.	42	3,985
Diamond Offshore Drilling, Inc.	9	1,074
Dril-Quip, Inc. (a)	37	2,003
El Paso Corp.	536	9,610
Enbridge, Inc.	18	790
EnCana Corp.	42	3,031
Enerplus Resources Fund	9	369
ENI SpA	135	4,578
ENSCO International, Inc.	90	6,223
EOG Resources, Inc.	44	4,423
Equitable Resources, Inc.	53	2,769
EXCO Resources, Inc. (a)	180	4,689
Exterran Holdings, Inc. (a)	34	1,919
Exxon Mobil Corp.	638	51,314
First Solar, Inc. (a)	19	5,417
FMC Technologies, Inc. (a)	68	4,201
Fording Canadian Coal Trust	4	354
Forest Oil Corp. (a)	36	2,053
Foundation Coal Holdings, Inc.	62	3,683
Fugro NV	6	428
Global Industries Ltd. (a)	210	2,507

NestEgg Dow Jones Target Date Funds	Schedule of Portfolio Investments
NestEgg Dow Jones 2015 Fund	July 31, 2008 - (Unaudited)

	Shares or
Security Description	Principal (Currency Noted)	Value ($)
Grey Wolf, Inc. (a)	612	5,226
Halliburton Co.	156	6,992
Headwaters, Inc. (a)	82	1,075
Helix Energy Solutions Group, Inc. (a)	44	1,405
Helmerich & Payne, Inc.	48	2,838
Hercules Offshore, Inc. (a)	104	2,597
Holly Corp.	107	3,058
Husky Energy, Inc.	14	620
Idemitsu Kosan Co. Ltd.	4	351
Imperial Oil Ltd.	16	788
ION Geophysical Corp. (a)	129	2,060
Japan Petroleum Exploration Co.	6	375
John Wood Group PLC	59	495
Lundin Petroleum AB (a)	36	476
Marathon Oil Corp.	55	2,721
Mariner Energy, Inc. (a)	172	4,551
Murphy Oil Corp.	81	6,458
National Fuel Gas Co.	45	2,241
National Oilwell Varco, Inc. (a)	111	8,728
Neste Oil OYJ	11	268
Nexen, Inc.	26	803
Niko Resources Ltd.	4	330
Nippon Mining Holdings, Inc.	110	667
Nippon Oil Corp.	172	1,092
Noble Corp.	165	8,559
Noble Energy, Inc.	78	5,762
Occidental Petroleum Corp.	93	7,331
Oceaneering International, Inc. (a)	50	3,032
Oil Search Ltd.	117	631
Oilexco, Inc. (a)	32	510
OMV AG	8	554
Oneok, Inc.	65	2,956
OPTI Canada, Inc. (a)	18	342
Origin Energy Ltd.	103	1,538
Parker Drilling Co. (a)	220	1,775
Patriot Coal Corp. (a)	59	7,443
Peabody Energy Corp.	35	2,368
Pengrowth Energy Trust	21	363
Penn Virginia Corp.	89	5,407
Penn West Energy Trust	12	360
Petro-Canada	27	1,246

NestEgg Dow Jones Target Date Funds	Schedule of Portfolio Investments
NestEgg Dow Jones 2015 Fund	July 31, 2008 - (Unaudited)

	Shares or
Security Description	Principal (Currency Noted)	Value ($)
Pride International, Inc. (a)	88	3,411
Q-Cells AG (a)	4	392
Questar Corp.	91	4,812
Quicksilver Resources, Inc. (a)	54	1,413
Range Resources Corp.	79	3,836
Renewable Energy Corp. AS (a)	10	296
Repsol YPF SA	44	1,484
Rowan Companies, Inc.	71	2,826
Royal Dutch Shell PLC - A Shares	137	4,892
Royal Dutch Shell PLC - B Shares	153	5,403
Saipem SpA	14	544
Santos Ltd.	70	1,193
SBM Offshore NV	9	203
Schlumberger Ltd.	207	21,031
Seacor Holdings, Inc. (a)	56	4,686
Seadrill Ltd.	19	574
Showa Shell Sekiyu KK	31	344
Singapore Petroleum Co. Ltd.	90	419
Smith International, Inc.	123	9,149
Solarworld AG	8	378
Southwestern Energy Co. (a)	208	7,552
Spectra Energy Corp.	64	1,739
St Mary Land & Exploration Co.	100	4,256
StatoilHydro ASA	69	2,273
Suncor Energy, Inc.	50	2,718
Sunoco, Inc.	94	3,817
Sunpower Corp. (a)	18	1,418
Superior Energy Services, Inc. (a)	141	6,688
Talisman Energy, Inc.	58	1,037
Technip SA	6	512
Tesoro Corp.	96	1,482
Tetra Technologies, Inc. (a)	94	1,779
TonenGeneral Sekiyu KK	40	340
Total SA	125	9,633
TransCanada Corp.	29	1,124
Transocean, Inc.	48	6,529
Trican Well Service Ltd.	21	461
Tullow Oil PLC	40	624
Ultra Petroleum Corp. (a)	93	6,638
UTS Energy Corp. (a)	67	334
Valero Energy Corp.	56	1,871

NestEgg Dow Jones Target Date Funds	Schedule of Portfolio Investments
NestEgg Dow Jones 2015 Fund	July 31, 2008 - (Unaudited)

	Shares or
Security Description	Principal (Currency Noted)	Value ($)
Vestas Wind Systems A/S (a)	10	1,321
Walter Industries, Inc.	72	7,551
Weatherford International Ltd. (a)	120	4,528
Westernzagros Resources Ltd. (a)	11	30
W-H Energy Services, Inc. (a)	71	6,499
Whiting Petroleum Corp. (a)	58	5,433
Williams Companies, Inc.	85	2,724
Woodside Petroleum Ltd.	53	2,685
XTO Energy, Inc.	84	3,967
		518,360

Financial (7.95%)
ACE Ltd.	33	1,673
Acom Co. Ltd.	11	324
Admiral Group PLC	23	422
Aegon NV	80	941
Aeon Credit Service Co. Ltd.	27	346
Aeon Mall Co. Ltd.	13	389
Affiliated Managers Group, Inc. (a)	16	1,382
AGF Management Ltd.	11	236
Agile Property Holdings Ltd.	218	205
Aiful Corp.	15	157
Aioi Insurance Co. Ltd.	65	349
Alexandria Real Estate Equities, Inc.	68	7,022
Allco Finance Group Ltd.	42	18
Alleanza Assicurazioni SpA	30	293
Alleghany Corp. (a)	3	946
Alliance & Leicester PLC	24	162
Allianz SE	25	4,277
Allied Irish Banks PLC	51	628
Allied World Assurance Co.	21	874
Alpha Bank AE	22	652
AMB Property Corp.	52	2,546
AMBAC Financial Group, Inc.	72	181
Amcore Financial, Inc.	39	239
American Express Co.	181	6,719
American Financial Group, Inc.	44	1,275
American International Group, Inc.	242	6,304
American National Insurance Co.	11	1,040
AmeriCredit Corp. (a)	238	2,087
Ameriprise Financial, Inc.	21	893

NestEgg Dow Jones Target Date Funds	Schedule of Portfolio Investments
NestEgg Dow Jones 2015 Fund	July 31, 2008 - (Unaudited)

	Shares or
Security Description	Principal (Currency Noted)	Value ($)
Amlin PLC	61	309
AMP Ltd.	221	1,365
Anchor BanCorp. Wisconsin, Inc.	36	259
Anglo Irish Bank Corp. PLC	40	316
Annaly Capital Management, Inc.	312	4,702
Aon Corp.	26	1,191
Apartment Investment & Management Co.	51	1,743
Arch Capital Group Ltd. (a)	34	2,371
Ardepro Co. Ltd.	1	40
Arthur J Gallagher & Co.	62	1,577
Ascendas Real Estate Investment Trust	216	363
Aspen Insurance Holdings Ltd.	56	1,422
Assicurazioni Generali SpA	66	2,299
Associated Banc Corp.	75	1,252
Assurant, Inc.	101	6,072
Assured Guaranty Ltd.	124	1,421
Astoria Financial Corp.	56	1,253
ASX Ltd.	20	652
Australia & New Zealand Banking Group	216	3,306
AvalonBay Communities, Inc.	42	4,188
Aviva PLC	143	1,430
AXA Asia Pacific Holdings Ltd.	106	449
AXA SA	99	2,932
Axis Capital Holdings Ltd.	143	4,530
Babcock & Brown Ltd.	34	210
Baloise Holding AG	4	378
Banca Carige SpA	83	295
Banca Monte dei Paschi di Sien EU	69	197
Banca Popolare di Milano Scarl	27	272
Banco Bilbao Vizcaya Arg.	195	3,599
Banco BPI SA	42	159
Banco Comercial Portugues SA	184	329
Banco de Valencia SA	28	346
Banco Espirito Santo SA	16	241
Banco Pastor SA	19	214
Banco Popular Espanol SA	42	461
Banco Santander SA	344	6,697
BanCorpsouth, Inc.	165	3,515
Bank of America Corp.	541	17,799
Bank of East Asia Ltd.	183	891
Bank of Ireland	54	450

NestEgg Dow Jones Target Date Funds	Schedule of Portfolio Investments
NestEgg Dow Jones 2015 Fund	July 31, 2008 - (Unaudited)

	Shares or
Security Description	Principal (Currency Noted)	Value ($)
Bank of Montreal	28	1,311
Bank of New York Mellon Corp.	151	5,361
Bank of Nova Scotia	54	2,570
Bank of Queensland Ltd.	26	357
Bankinter SA	22	210
Barclays PLC	360	2,411
BB&T Corp.	55	1,541
Bendigo Bank Ltd.	61	620
BioMed Realty Trust, Inc.	206	5,315
BNP Paribas SA	48	4,777
BOC Hong Kong Holdings Ltd.	422	1,072
BOK Financial Corp.	19	760
Bolsas Y Mercados Espanoles SA	7	260
Boston Properties, Inc.	16	1,539
Bradford & Bingley PLC	45	50
Brandywine Realty Trust	187	3,001
BRE Properties, Inc.	122	5,963
Brit Insurance Holdings PLC	56	171
British Land Co. PLC	29	404
Brookfield Asset Management, Inc.	32	1,078
Brookfield Properties Corp.	126	2,379
Cabcharge Australia Ltd.	36	261
Cambridge Industrial Trust	215	103
Camden Property Trust	30	1,475
Canadian Imperial Bank of Commerce	19	1,150
CapitaCommercial Trust	221	310
Capital One Financial Corp.	43	1,800
CapitaLand Ltd.	197	821
CapitalSource, Inc.	87	1,011
CapitaMall Trust	156	342
Cathay General BanCorp.	110	1,753
Catlin Group Ltd.	40	262
Cattles PLC	51	121
CB Richard Ellis Group, Inc. (a)	108	1,517
CBL & Associates Properties, Inc.	130	2,525
Centro Properties Group	100	25
CFS Retail Property Trust	236	453
Challenger Financial Services Group Ltd.	81	179
Cheung Kong Holdings Ltd.	172	2,430
China Everbright Ltd.	164	306
China Insurance International Holdings Co.	157	360

NestEgg Dow Jones Target Date Funds	Schedule of Portfolio Investments
NestEgg Dow Jones 2015 Fund	July 31, 2008 - (Unaudited)

	Shares or
Security Description	Principal (Currency Noted)	Value ($)
China Overseas Land & Investments Ltd.	415	744
China Resources Land Ltd.	211	280
Chinese Estates Holdings Ltd.	212	303
Chubb Corp.	41	1,970
Chuo Mitsui Trust Holdings, Inc.	116	729
Cigna Corp.	29	1,074
Cincinnati Financial Corp.	125	3,480
CIT Group, Inc.	135	1,145
CITIC International Financial Holdings Ltd.	461	376
Citigroup, Inc.	619	11,569
Citizens Republic BanCorp., Inc.	140	469
City Developments Ltd.	56	470
City National Corp.	25	1,228
Close Brothers Group PLC	23	272
CME Group, Inc.	8	2,881
CNP Assurances SA	3	336
Colonial BancGroup, Inc.	97	646
Colonial Properties Trust	98	1,956
Comerica, Inc.	123	3,533
Commerce Bancshares, Inc.	50	2,182
Commerzbank AG	33	1,062
Commonwealth Bank of Australia	152	5,690
Commonwealth Property Office Fund	283	361
CompuCredit Corp. (a)	34	224
Conseco, Inc. (a)	138	1,156
Corio NV	4	309
Corporacion Financiera Alba, SA	5	276
Corporate Office Properties Trust	61	2,372
Credit Agricole SA	41	881
Credit Saison Co. Ltd.	20	424
Credit Suisse Group	58	2,921
Cullen/Frost Bankers, Inc.	39	2,057
Dah Sing Financial Holdings Ltd.	42	329
Daishi Bank Ltd.	91	380
Daito Trust Cons Ltd.	11	504
Daiwa Securities Group, Inc.	164	1,438
Danske Bank A/S	26	743
DB RREEF Trust	341	450
DBS Group Holdings Ltd.	131	1,839
DCT Industrial Trust, Inc.	360	3,049
Deerfield Capital Corp.	7	4

NestEgg Dow Jones Target Date Funds	Schedule of Portfolio Investments
NestEgg Dow Jones 2015 Fund	July 31, 2008 - (Unaudited)

	Shares or
Security Description	Principal (Currency Noted)	Value ($)
Delphi Financial Group, Inc.	85	2,121
Derwent London PLC	11	240
Deutsche Bank AG	29	2,692
Deutsche Boerse AG	11	1,254
Deutsche Postbank AG	5	356
Developers Diversified Realty Corp.	74	2,365
Dexia SA	31	424
DiamondRock Hospitality Co.	186	1,715
Digital Realty Trust, Inc.	107	4,591
Dime Community Bancshares, Inc.	59	987
DnB NOR ASA	41	531
Duke Realty Corp.	161	3,982
E*Trade Financial Corp. (a)	833	2,516
EFG Eurobank Ergasias SA	15	374
Endurance Specialty Holdings Ltd.	37	1,132
Equity Lifestyle Properties, Inc.	28	1,344
Equity Residential Property Trust	33	1,425
Erie Indemnity Co.	33	1,442
Erste Bank der Oesterreichisch AG	12	772
Essex Property Trust, Inc.	40	4,854
Eurazeo	3	300
Everest Re Group Ltd.	60	4,908
Fairfax Financial Holdings Ltd.	2	512
Fannie Mae	91	1,047
Federal Realty Investment Trust	30	2,178
Federated Investors, Inc.	62	2,037
FelCor Lodging Trust, Inc.	133	1,063
Fidelity National Financial, Inc.	138	1,844
Fifth Third BanCorp.	48	671
First American Corp.	54	1,361
First BanCorp.	141	1,234
First Horizon National Corp.	79	743
First Industrial Realty Trust, Inc.	87	2,157
First Marblehead Corp.	46	115
First Midwest BanCorp., Inc.	107	2,197
First Niagara Financial Group	225	3,148
FirstFed Financial Corp. (a)	27	216
FirstMerit Corp.	160	3,149
FKP Property Group	65	279
FNB Corp.	110	1,246
Fondiaria-Sai SpA	8	266

NestEgg Dow Jones Target Date Funds	Schedule of Portfolio Investments
NestEgg Dow Jones 2015 Fund	July 31, 2008 - (Unaudited)

	Shares or
Security Description	Principal (Currency Noted)	Value ($)
Forest City Enterprises, Inc.	31	808
Forestar Real Estate Group, Inc. (a)	93	1,681
Fortis	72	1,015
Franklin Resources, Inc.	23	2,314
Franklin Street Properties Corp.	117	1,436
Fraser and Neave Ltd.	129	418
Freddie Mac	2	16
Fremont General Corp. (a)	169	52
Friedman Billings Ramsey Group	400	716
Friends Provident PLC	118	197
Frontier Financial Corp.	86	993
Fulton Financial Corp.	371	3,910
Gecina SA	2	238
Genting International PLC (a)	657	271
Genworth Financial, Inc.	44	703
Goldman Sachs Group, Inc.	40	7,362
Goodman Group	173	415
GPT Group	246	352
Gramercy Capital Corp.	28	189
Great Eagle Holdings Ltd.	102	295
Great Eastern Holdings Ltd.	32	365
Great Portland Estates PLC	29	196
Great-West Lifeco, Inc.	14	408
Greentown China Holdings Ltd.	161	138
Guoco Group Ltd.	26	273
GZI Real Estate Investment Trust	323	116
Hachijuni Bank Ltd.	61	394
Hammerson PLC	16	305
Hang Lung Group Ltd.	99	444
Hang Lung Properties Ltd.	216	688
Hang Seng Bank Ltd.	81	1,597
Hannover Rueckversicherung AG	9	428
Hartford Financial Services Group, Inc.	32	2,028
Hbos PLC	206	1,186
HCC Insurance Holdings, Inc.	70	1,586
HCP, Inc.	155	5,591
Health Care REIT, Inc.	204	10,173
Healthcare Realty Trust, Inc.	102	2,959
Heiwa Real Estate Co. Ltd.	55	242
Henderson Group PLC	96	223
Henderson Investment Ltd.	235	16

NestEgg Dow Jones Target Date Funds	Schedule of Portfolio Investments
NestEgg Dow Jones 2015 Fund	July 31, 2008 - (Unaudited)

	Shares or
Security Description	Principal (Currency Noted)	Value ($)
Henderson Land Development Corp.	129	807
Higo Bank Ltd.	58	328
Hilb Rogal & Hobbs Co.	48	2,081
Hiroshima Bank Ltd.	74	305
Hokuhoku Financial Group, Inc.	164	423
Home Properties, Inc.	79	4,347
Hong Kong Exchanges and Clearing Ltd.	125	1,863
Hongkong Land Holdings Ltd.	219	904
Hopewell Holdings Ltd.	89	322
Hopson Development Holdings Ltd.	107	114
Horace Mann Educators Corp.	101	1,400
Hospitality Properties Trust	60	1,278
Host Hotels & Resorts, Inc.	330	4,326
HRPT Properties Trust	699	4,900
HSBC Holdings PLC	644	10,707
Hudson City BanCorp., Inc.	346	6,318
Huntington Bancshares, Inc.	260	1,825
Hypo Real Estate Holding AG	5	141
Hysan Development Co. Ltd.	149	427
ICAP PLC	40	398
IGM Financial, Inc.	8	334
Immoeast AG (a)	29	209
Immofinanz AG	30	272
Industrial Alliance Insurance	10	335
IndyMac BanCorp., Inc.	156	21
ING Groep NV	115	3,768
ING Industrial Fund	185	240
ING Office Fund	269	365
Insurance Australia Group Ltd.	212	781
IntercontinentalExchange, Inc. (a)	43	4,291
International Bancshares Corp.	153	3,764
Intesa Sanpaolo RNC	54	285
Intesa Sanpaolo SpA	530	2,995
Invesco Ltd.	197	4,588
Investec PLC	31	208
Investment Technology Group, Inc. (a)	106	3,152
Investor AB - A Shares	15	317
Investor AB - B Shares	25	548
IPC Holdings Ltd.	52	1,669
Irish Life & Permanent PLC	16	129
iStar Financial, Inc.	80	657

NestEgg Dow Jones Target Date Funds	Schedule of Portfolio Investments
NestEgg Dow Jones 2015 Fund	July 31, 2008 - (Unaudited)

	Shares or
Security Description	Principal (Currency Noted)	Value ($)
IVG Immobilien AG	11	209
Iyo Bank Ltd.	44	515
JafCo. Co. Ltd.	8	310
Janus Capital Group, Inc.	118	3,580
Japan Securities Finance Co. Ltd.	28	233
Jefferies Group, Inc.	68	1,291
Jones Lang LaSalle, Inc.	19	905
JPMorgan Chase & Co.	414	16,821
Jyske Bank A/S (a)	5	317
KBC Groep NV	9	920
Keppel Land Ltd.	70	250
Kerry Properties Ltd.	53	283
KeyCorp.	237	2,500
Kilroy Realty Corp.	77	3,527
Kimco Realty Corp.	174	6,140
Kinnevik Investment AB	20	302
Klepierre SA	6	245
Knight Capital Group, Inc. (a)	320	5,245
Kowloon Development Co. Ltd.	175	287
Land Securities Group PLC	24	614
LaSalle Hotel Properties	52	1,181
Legal & General Group PLC	360	698
Lehman Brothers Holdings, Inc.	54	936
Lend Lease Corp. Ltd.	41	387
Leopalace21 Corp.	16	216
Lexington Realty Trust	135	1,944
Liberty International PLC	18	335
Liberty Property Trust	58	2,111
Lincoln National Corp.	28	1,336
Link REIT	196	440
Lloyds TSB Group PLC	310	1,814
Loews Corp.	47	2,094
London Stock Exchange Group PLC	14	231
M&T Bank Corp.	49	3,449
Mack-Cali Realty Corp.	43	1,650
Macquarie Communications Infrastructure Group	76	208
Macquarie CountryWide Trust	229	192
Macquarie Group Ltd.	30	1,453
Macquarie Infrastructure Group	317	767
Macquarie Office Trust	296	254
Man Group PLC	90	1,096

NestEgg Dow Jones Target Date Funds	Schedule of Portfolio Investments
NestEgg Dow Jones 2015 Fund	July 31, 2008 - (Unaudited)

	Shares or
Security Description	Principal (Currency Noted)	Value ($)
Manulife Financial Corp.	85	3,131
Mapfre SA	82	411
Markel Corp. (a)	5	1,815
Marsh & McLennan Companies, Inc.	56	1,582
Marshall & Ilsley Corp.	261	3,967
Max Capital Group Ltd.	98	2,300
MBIA, Inc.	82	486
Mediobanca SpA	21	307
Meinl European Land Ltd. (a)	17	170
Mercury General Corp.	16	808
MetLife, Inc.	46	2,335
MGIC Investment Corp.	53	339
Mid-America Apartment Communities	33	1,897
Millea Holdings, Inc.	97	3,668
Mirvac Group	121	291
Mitsubishi Estate Co. Ltd.	162	3,949
Mitsubishi UFJ Financial Group	2,459	22,131
Mitsubishi UFJ Lease & Finance Co. Ltd.	9	395
Mitsui Fudosan Co. Ltd.	104	2,381
Mitsui Sumitomo Insurance Group	50	1,668
Mizuho Financial Group, Inc.	3	14,627
Mizuho Trust & Banking Co. Ltd.	202	316
Montpelier Re Holdings Ltd.	58	911
Morgan Stanley	133	5,251
Muenchener Rueckversicherungs AG	12	2,000
Musashino Bank Ltd.	8	307
National Australia Bank Ltd.	189	4,397
National Bank of Canada	9	439
National Bank of Greece SA	27	1,284
National Financial Partners Co.	49	1,022
National Retail Properties, Inc.	219	4,630
Nationwide Financial Services, Inc.	117	5,423
Nationwide Health Properties, Inc.	274	10,168
New World Development Ltd.	264	497
New York Community BanCorp., Inc.	265	4,404
NewAlliance Bancshares, Inc.	226	2,933
Newcastle Investment Corp.	105	638
Nexity Financial Corp.	5	112
Nipponkoa Insurance Co. Ltd.	95	768
Nissay Dowa General Insurance Co. Ltd.	69	377
Nomura Holdings, Inc.	225	3,287

NestEgg Dow Jones Target Date Funds	Schedule of Portfolio Investments
NestEgg Dow Jones 2015 Fund	July 31, 2008 - (Unaudited)

	Shares or
Security Description	Principal (Currency Noted)	Value ($)
Nomura Real Estate Holdings	13	266
Nordea Bank AB	114	1,629
Northern Rock PLC	23	41
Nymex Holdings, Inc.	6	492
NYSE Euronext, Inc.	26	1,228
Ogaki Kyoritsu Bank Ltd.	77	440
Okasan Holdings, Inc.	61	319
OKO Bank PLC	22	363
Old Mutual PLC	303	583
Old National BanCorp.	122	1,852
Old Republic International Corp.	164	1,722
Onex Corp.	12	327
ORIX Corp.	11	1,691
Oversea-Chinese Banking Corp.	291	1,794
Pacific Capital BanCorp. NA	94	1,229
Park National Corp.	15	939
PartnerRe Ltd.	39	2,742
Pennsylvania Real Estate Investment Trust	84	1,547
Perpetual Ltd.	6	230
Philadelphia Consolidated Holding Corp. (a)	142	8,300
The Phoenix Companies, Inc.	231	2,248
Piccolo Credito Valtellinese	27	270
Piper Jaffray Companies (a)	24	852
Piraeus Bank SA	19	571
Platinum Underwriters Holdings Ltd.	173	6,245
The PMI Group, Inc.	54	136
PNC Financial Services Group, Inc.	35	2,495
Popular, Inc.	160	1,099
Post Properties, Inc.	59	1,876
Power Corporation of Canada	17	518
Power Financial Corp.	13	429
Principal Financial Group, Inc.	27	1,148
ProAssurance Corp. (a)	43	2,104
Promise Co. Ltd.	14	358
Prosperity Bancshares, Inc.	87	2,793
Prosperity REIT	615	119
Protective Life Corp.	41	1,474
Provident Bankshares Corp.	59	537
Provident Financial Services, Inc.	115	1,678
Prudential Financial, Inc.	44	3,035
Prudential PLC	134	1,450

NestEgg Dow Jones Target Date Funds	Schedule of Portfolio Investments
NestEgg Dow Jones 2015 Fund	July 31, 2008 - (Unaudited)

	Shares or
Security Description	Principal (Currency Noted)	Value ($)
PSP Swiss Property AG	7	449
Public Storage, Inc.	18	1,474
QBE Insurance Group Ltd.	102	2,170
Quintain Estates & Development PLC	21	66
Radian Group, Inc.	50	87
Raiffeisen International Bank-Holding AG	3	375
RAIT Financial Trust	118	785
Ratos AB	12	346
Raymond James Financial, Inc.	60	1,734
Realty, Income Corp.	244	6,146
Redwood Trust, Inc.	90	1,965
Regency Centers Corp.	36	2,142
Regions Financial Corp.	72	683
Reinsurance Group of America, Inc.	18	895
RenaissanceRe Holdings Ltd.	42	2,137
RioCan REIT	18	350
RLI Corp.	28	1,529
Royal & Sun Alliance Insurance Group PLC	164	429
Royal Bank of Canada	70	3,230
Royal Bank of Scotland Group PLC	520	2,182
Safeco Corp.	67	4,433
Sampo Oyj	27	683
San-In Godo Bank Ltd.	44	375
Schroders PLC	15	287
Segro PLC	32	260
Selective Insurance Group	104	2,246
Senior Housing Properties Trust	179	3,768
The Senshu Bank Ltd.	152	306
Shenzhen Investment Ltd.	445	154
The Shiga Bank Ltd.	60	392
Shimao Property Holdings Ltd.	145	181
Shinko Securities Co. Ltd.	79	261
Shinsei Bank Ltd.	174	608
The Shizuoka Bank Ltd.	84	903
Shui On Land Ltd.	369	335
Shun Tak Holdings Ltd.	248	195
Silic	2	266
Simon Property Group, Inc.	34	3,149
Singapore Exchange Ltd.	125	623
Sino Land Co	171	344
Skandinaviska Enskilda Banken AB	30	622

NestEgg Dow Jones Target Date Funds	Schedule of Portfolio Investments
NestEgg Dow Jones 2015 Fund	July 31, 2008 - (Unaudited)

	Shares or
Security Description	Principal (Currency Noted)	Value ($)
SL Green Realty Corp.	31	2,584
Societa Cattolica di Assicuraz	7	317
Societe Generale	25	2,334
Sompo Japan Insurance, Inc.	116	1,157
The South Financial Group, Inc.	156	941
Sovereign BanCorp., Inc.	232	2,209
St George Bank Ltd.	63	1,644
Standard Chartered PLC	78	2,396
Standard Life PLC	116	524
State Street Corp.	48	3,439
Sterling Bancshares, Inc.	134	1,302
Sterling Financial Corp.	109	815
Stockland Trust Group	169	737
Storebrand ASA	25	175
Strategic Hotels & Resorts, Inc.	159	1,255
Sumitomo Mitsui Financial Group, Inc.	4	31,441
Sumitomo Realty & Development Ltd.	56	1,168
Sumitomo Trust & Banking Co. Ltd.	197	1,371
Sun Hung Kai Properties Ltd.	162	2,430
Sun Life Financial, Inc.	32	1,244
SunCorp.-Metway Ltd.	113	1,424
Sunstone Hotel Investors, Inc.	115	1,488
Suntec REIT	310	351
SunTrust Banks, Inc.	36	1,478
Suruga Bank Ltd.	31	388
Susquehanna Bancshares, Inc.	233	3,337
SVB Financial Group (a)	44	2,534
Svenska Handelsbanken AB	28	715
Swedbank AB	20	420
Swiss Life Holding	2	517
Swiss Reinsurance AG	21	1,315
SWS Group, Inc.	58	1,097
Sydbank A/S	8	305
Synovus Financial Corp.	165	1,569
T Rowe Price Group, Inc.	162	9,696
T&D Holdings, Inc.	29	1,836
Takefuji Corp.	16	221
Taubman Centers, Inc.	84	4,032
TCF Financial Corp.	79	1,007
TD Ameritrade Holding Corp. (a)	33	657
The 77 Bank Ltd.	59	355

NestEgg Dow Jones Target Date Funds	Schedule of Portfolio Investments
NestEgg Dow Jones 2015 Fund	July 31, 2008 - (Unaudited)

	Shares or
Security Description	Principal (Currency Noted)	Value ($)
The Allstate Corp.	55	2,542
The Awa Bank Ltd.	81	444
The Bank of Ikeda Ltd.	9	314
The Bank of Kyoto Ltd.	41	430
The Bank of Nagoya Ltd.	62	368
The Bank of Yokohama Ltd.	166	1,080
The Charles Schwab Corp.	172	3,937
The Chiba Bank Ltd.	106	711
The Chugoku Bank Ltd.	29	383
The Gunma Bank Ltd.	59	368
The Hokkoku Bank Ltd.	90	309
The Hyakugo Bank Ltd.	60	363
The Hyakujushi Bank Ltd.	76	430
The Joyo Bank Ltd.	95	447
The Juroku Bank Ltd.	64	284
The Kagoshima Bank Ltd.	53	384
The Keiyo Bank Ltd.	69	380
The Macerich Co.	38	2,103
The Nanto Bank Ltd.	77	390
The Nasdaq Stock Market, Inc. (a)	52	1,444
The Nishi-Nippon City Bank Ltd.	115	336
Tokai Tokyo Securities Co. Ltd.	69	268
Tokyo Tatemono Co. Ltd.	37	184
The Tokyo Tomin Bank Ltd.	11	207
Tokyu Land Corp.	54	273
Topdanmark A/S (a)	2	292
Torchmark Corp.	95	5,515
Toronto-Dominion Bank	122	7,239
The Travelers Companies, Inc.	100	4,412
Trustco Bank Corp.	175	1,528
Trustmark Corp.	94	1,698
TSX Group, Inc.	10	383
UBS AG (a)	110	2,145
UCBH Holdings, Inc.	224	1,010
UDR, Inc.	85	2,171
Umpqua Holdings Corp.	117	1,589
Unibail-Rodamco	4	900
UniCredit SpA	675	4,057
UnionBanCal Corp.	33	1,773
Unione di Banche Italiane SCPA	35	834
Unipol Gruppo Finanziario SpA	115	301

NestEgg Dow Jones Target Date Funds	Schedule of Portfolio Investments
NestEgg Dow Jones 2015 Fund	July 31, 2008 - (Unaudited)

	Shares or
Security Description	Principal (Currency Noted)	Value ($)
United Bankshares, Inc.	94	2,368
United Industrial Corp. Ltd.	190	396
United Overseas Bank Ltd.	143	2,037
Unitrin, Inc.	37	1,021
Unum Group	259	6,257
UOL Group Ltd.	109	271
Urban Corp.	24	29
US BanCorp.	239	7,316
Valad Property Group	244	126
Valley National BanCorp	78	1,540
Ventas, Inc.	94	4,217
Verwalt & Privat-Bank AG	1	241
Wachovia Corp.	272	4,697
Washington Federal, Inc.	185	3,441
Washington Mutual, Inc.	90	480
Webster Financial Corp.	116	2,304
Weingarten Realty Investors	50	1,525
Wells Fargo & Co.	363	10,988
Wereldhave NV	1	108
Westfield Group	219	3,337
Westpac Banking Corp.	216	4,384
Wheelock & Co. Ltd.	149	407
White Mountains Insurance Group Ltd.	4	1,746
Whitney Holding Corp.	146	3,002
Willis Group Holdings Ltd.	69	2,158
Wilmington Trust Corp.	43	1,014
Wing Hang Bank Ltd.	31	417
Wing Lung Bank Ltd.	37	726
Wing Tai Holdings Ltd.	157	186
WR Berkley Corp.	258	6,094
XL Capital Ltd.	18	321
Yamaguchi Financial Group, Inc.	31	416
The Yamanashi Chuo Bank Ltd.	62	356
Yanlord Land Group Ltd.	181	253
Zenith National Insurance Corp.	80	2,752
Zions Bancorporation	66	1,931
Zurich Financial Services AG	8	2,116
		958,479

Healthcare (3.51%)
Abbott Laboratories	177	9,972

NestEgg Dow Jones Target Date Funds	Schedule of Portfolio Investments
NestEgg Dow Jones 2015 Fund	July 31, 2008 - (Unaudited)

	Shares or
Security Description	Principal (Currency Noted)	Value ($)
Advanced Medical Optics, Inc. (a)	27	469
Aetna, Inc.	90	3,691
Affymetrix, Inc. (a)	32	252
Alcon, Inc.	10	1,724
Alfresa Holdings Corp.	6	369
Alkermes, Inc. (a)	131	2,063
Allergan, Inc.	54	2,804
American Medical Systems Holdings, Inc. (a)	94	1,548
Amerigroup Corp. (a)	126	3,200
AmerisourceBergen Corp.	107	4,480
Amylin Pharmaceuticals, Inc. (a)	63	1,988
Apria Healthcare Group, Inc. (a)	80	1,537
Arthrocare Corp. (a)	35	740
Astellas Pharma, Inc.	65	2,826
AstraZeneca PLC	83	4,059
Barr Pharmaceuticals, Inc. (a)	58	3,827
Baxter International, Inc.	113	7,753
Beckman Coulter, Inc.	32	2,315
Becton Dickinson & Co.	50	4,246
BioMarin Pharmaceutical, Inc. (a)	167	5,436
Biovail Corp.	20	201
Boston Scientific Corp. (a)	185	2,200
Bristol-Myers Squibb Co.	272	5,745
Brookdale Senior Living, Inc.	27	412
Celesio AG	6	196
Cephalon, Inc. (a)	35	2,561
Chugai Pharmaceutical Co. Ltd.	32	512
Cochlear Ltd.	7	291
Community Health Systems, Inc. (a)	59	1,946
Covance, Inc. (a)	33	3,029
Coventry Health Care, Inc. (a)	96	3,396
CR Bard, Inc.	63	5,849
Cubist Pharmaceuticals, Inc. (a)	71	1,609
CV Therapeutics, Inc. (a)	67	628
Daiichi Sankyo Co. Ltd.	82	2,455
Dainippon Sumitomo Pharma Co.	41	342
DaVita, Inc. (a)	56	3,128
Dentsply International, Inc.	75	3,019
Edwards Lifesciences Corp. (a)	103	6,456
Eisai Co. Ltd.	34	1,223
Elan Corp. PLC (a)	26	540

NestEgg Dow Jones Target Date Funds	Schedule of Portfolio Investments
NestEgg Dow Jones 2015 Fund	July 31, 2008 - (Unaudited)

	Shares or
Security Description	Principal (Currency Noted)	Value ($)
Eli Lilly & Co.	108	5,088
Endo Pharmaceuticals Holdings (a)	71	1,644
Essilor International SA	11	545
Express Scripts, Inc. (a)	30	2,116
Fisher & Paykel Healthcare Corp.	149	306
Forest Laboratories, Inc. (a)	42	1,491
Fresenius Medical Care AG & Co.	10	555
Galenica AG	1	321
Gen-Probe, Inc. (a)	96	5,119
Getinge AB	17	396
Gilead Sciences, Inc. (a)	165	8,907
GlaxoSmithKline PLC	335	7,807
Grifols SA	18	541
Haemonetics Corp. (a)	34	1,974
Health Management Associates, Inc. (a)	707	4,348
Health Net, Inc. (a)	59	1,650
Healthscope Ltd.	83	341
Healthsouth Corp. (a)	101	1,658
Healthways, Inc. (a)	87	2,211
Hengan International Group Co.	114	347
Henry Schein, Inc. (a)	47	2,517
Herbalife Ltd.	25	1,080
Hill-Rom Holdings, Inc.	38	1,067
Hisamitsu Pharmaceutical Co., Inc.	14	587
Hologic, Inc. (a)	141	2,604
Humana, Inc. (a)	31	1,361
Idexx Laboratories, Inc. (a)	107	5,725
Immucor, Inc. (a)	169	5,092
Intuitive Surgical, Inc. (a)	24	7,471
Invacare Corp.	59	1,388
Inverness Medical Innovations, Inc. (a)	127	4,281
Johnson & Johnson	346	23,691
Kinetic Concepts, Inc. (a)	28	979
King Pharmaceuticals, Inc. (a)	151	1,738
Kobayashi Pharmaceutical Co. Ltd.	11	361
Kyowa Hakko Kogyo Co. Ltd.	27	303
Laboratory Corporation of America Holdings (a)	71	4,798
LifePoint Hospitals, Inc. (a)	115	3,292
Luxottica Group SpA	11	270
Magellan Health Services, Inc. (a)	93	3,883
MDS, Inc. (a)	20	281

NestEgg Dow Jones Target Date Funds	Schedule of Portfolio Investments
NestEgg Dow Jones 2015 Fund	July 31, 2008 - (Unaudited)

	Shares or
Security Description	Principal (Currency Noted)	Value ($)
Medarex, Inc. (a)	163	1,610
Medco Health Solutions, Inc. (a)	118	5,850
Mediceo Paltac Holdings Co. Ltd.	26	435
Medtronic, Inc.	198	10,460
Mentor Corp.	45	1,116
Merck & Co., Inc.	238	7,830
Merck KGAA	4	484
Miraca Holdings, Inc.	21	505
Mitsubishi Tanabe Pharma Corp.	33	430
Mylan, Inc. (a)	225	2,918
NBTY, Inc. (a)	144	4,967
Nektar Therapeutics (a)	108	538
Nipro Corp.	18	304
Nobel Biocare Holding AG	5	155
Novartis AG	137	8,168
Novo Nordisk A/S	22	1,405
Odyssey HealthCare, Inc. (a)	97	914
Omega Pharma SA	4	174
Omnicare, Inc.	78	2,296
Ono Pharmaceutical Co. Ltd.	14	772
Onyx Pharmaceuticals, Inc. (a)	95	3,848
OSI Pharmaceuticals, Inc. (a)	26	1,368
Parkway Holdings Ltd.	151	221
Patterson Companies, Inc. (a)	69	2,155
Pediatrix Medical Group, Inc. (a)	84	4,087
Pfizer, Inc.	749	13,984
PharMerica Corp. (a)	61	1,443
Psychiatric Solutions, Inc. (a)	129	4,518
Qiagen NV (a)	22	418
Quest Diagnostics, Inc.	20	1,063
Resmed, Inc. (a)	40	1,513
Rhoen Klinikum AG	13	424
Roche Holding AG BR	2	393
Roche Holding AG Genus	39	7,234
Rohto Pharmaceutical Co. Ltd.	37	415
Sanofi-Aventis SA	57	4,007
Santen Pharmaceutical Co. Ltd.	16	438
Savient Pharmaceuticals, Inc. (a)	88	2,339
Schering-Plough Corp.	273	5,755
Sepracor, Inc. (a)	56	979
Shimadzu Corp.	35	322

NestEgg Dow Jones Target Date Funds	Schedule of Portfolio Investments
NestEgg Dow Jones 2015 Fund	July 31, 2008 - (Unaudited)

	Shares or
Security Description	Principal (Currency Noted)	Value ($)
Shionogi & Co. Ltd.	38	745
Shire Ltd.	30	494
Sigma Pharmaceuticals Ltd.	244	229
Smith & Nephew PLC	51	547
Sonic Healthcare Ltd.	32	418
Sonova Holding AG	4	293
St Jude Medical, Inc. (a)	46	2,143
Stada Arzneimittel AG	6	313
STERIS Corp.	138	4,715
Straumann Holding AG	1	235
Stryker Corp.	56	3,595
Sunrise Senior Living, Inc. (a)	57	1,022
Suzuken Co. Ltd.	12	414
Synthes, Inc.	3	417
Sysmex Corp.	10	412
Taisho Pharmaceutical Co. Ltd.	28	580
Takeda Pharmaceutical Co. Ltd.	98	5,223
Techne Corp. (a)	71	5,646
Tenet Healthcare Corp. (a)	1,136	6,577
Terumo Corp.	24	1,241
The Medicines Co. (a)	85	1,888
Theravance, Inc. (a)	61	975
Tsumura & Co.	22	585
UCB SA	7	240
United Therapeutics Corp. (a)	48	5,443
UnitedHealth Group, Inc.	226	6,346
Universal Health Services, Inc.	27	1,637
Valeant Pharmaceuticals International (a)	157	2,688
Varian Medical Systems, Inc. (a)	67	4,020
VCA Antech, Inc. (a)	146	4,254
Watson Pharmaceuticals, Inc. (a)	64	1,850
WellCare Health Plans, Inc. (a)	18	708
WellPoint, Inc. (a)	77	4,038
West Pharmaceutical Services, Inc.	42	1,928
William Demant Holding A/S (a)	4	243
Wyeth	183	7,414
Zimmer Holdings, Inc. (a)	54	3,720
		422,662

Holding Companies (0.13%)
Ackermans & Van Haaren NV	4	426

NestEgg Dow Jones Target Date Funds	Schedule of Portfolio Investments
NestEgg Dow Jones 2015 Fund	July 31, 2008 - (Unaudited)

	Shares or
Security Description	Principal (Currency Noted)	Value ($)
Beijing Enterprises Holdings LLC	89	338
China Merchants Holdings International Co.	116	448
China Resources Enterprise Ltd.	126	323
Citic Pacific Ltd.	88	338
DCC PLC	13	310
First Pacific Co.	531	306
GEA Group AG	12	397
Groupe Bruxelles Lambert SA	5	558
Guangdong Investment Ltd.	578	225
Guangzhou Investment Co. Ltd.	1,210	178
Hutchison Whampoa Ltd.	252	2,373
IFIL - Investments SpA	36	247
Jardine Matheson Holdings Ltd.	52	1,643
Jardine Strategic Holdings Ltd.	45	774
LVMH Moet Hennessy Louis Vuitton	14	1,549
Melco International Development Ltd.	267	168
Noble Group Ltd.	415	656
NWS Holdings Ltd.	159	342
Shanghai Industrial Holdings Ltd.	89	254
Sherritt International Corp.	25	259
Sofina SA	3	331
Swire Pacific Ltd. - A Shares	92	990
Swire Pacific Ltd. - B Shares	169	361
Washington H Soul Pattinson & Co.	46	453
Wendel	2	223
Wharf Holdings Ltd.	145	648
		15,118

Industrial (5.62%)
3M Co.	93	6,546
AAR Corp. (a)	47	808
ABB Ltd.	124	3,296
Acciona SA	1	212
Actividades de Construccion y Servicios SA (ACS)	11	544
Actuant Corp.	135	4,112
Acuity Brands, Inc.	99	4,045
Advantest Corp.	20	413
Aeroports de Paris	3	261
AGFA-Gevaert NV	18	134
Agilent Technologies, Inc. (a)	55	1,983
Albany International Corp.	47	1,349

NestEgg Dow Jones Target Date Funds	Schedule of Portfolio Investments
NestEgg Dow Jones 2015 Fund	July 31, 2008 - (Unaudited)

	Shares or
Security Description	Principal (Currency Noted)	Value ($)
Alfa Laval AB	24	377
Alliant Techsystems, Inc. (a)	52	5,147
Allied Waste Industries, Inc. (a)	182	2,202
Alps Electric Co. Ltd.	39	403
Alstom SA	12	1,356
Amada Co. Ltd.	46	317
Amcor Ltd.	108	542
Amec PLC	30	505
Ametek, Inc.	56	2,680
Amphenol Corp.	94	4,481
Ansell Ltd.	38	365
Applied Biosystems, Inc.	138	5,096
Aptargroup, Inc.	102	3,947
Arkansas Best Corp.	44	1,634
Arriva PLC	24	333
Asahi Glass Co. Ltd.	138	1,534
Assa Abloy AB	18	248
Astec Industries, Inc. (a)	21	670
Auckland International Airport	152	228
Avnet, Inc. (a)	75	2,045
BAE Systems PLC	185	1,650
Balfour Beatty PLC	44	346
BE Aerospace, Inc. (a)	161	4,134
Belden, Inc.	108	3,987
Bemis Co., Inc.	67	1,887
Benchmark Electronics, Inc. (a)	141	2,064
Bilfinger Berger AG	4	271
Boeing Co.	121	7,394
Bombardier, Inc.	79	566
Boral Ltd.	71	374
Bouygues	15	977
Briggs & Stratton Corp.	91	1,232
Brother Industries Ltd.	33	418
Bucyrus International, Inc.	128	8,961
Burlington Northern Santa Fe	29	3,020
Buzzi Unicem SpA	12	254
CAE, Inc.	30	324
Campbell Brothers Ltd.	17	423
Canadian National Railway Co.	26	1,371
Canadian Pacific Railway Ltd.	8	502
Cargotec Corp.	7	232

NestEgg Dow Jones Target Date Funds	Schedule of Portfolio Investments
NestEgg Dow Jones 2015 Fund	July 31, 2008 - (Unaudited)

	Shares or
Security Description	Principal (Currency Noted)	Value ($)
Carillion PLC	48	270
Carlisle Companies, Inc.	151	4,619
Casio Computer Co. Ltd.	31	385
Central Glass Co. Ltd.	69	274
Central Japan Railway Co.	1	10,178
Ceradyne, Inc. (a)	33	1,530
CH Robinson Worldwide, Inc.	105	5,061
Charter PLC	16	271
Checkpoint Systems, Inc. (a)	72	1,517
Cheung Kong Infrastructure Holdings Co.	108	478
China Grand Forestry Resources (a)	945	82
Chiyoda Corp.	21	222
Cie de Saint-Gobain SA	20	1,255
Cimpor Cimentos de Portugal SG	39	259
Clarcor, Inc.	70	2,696
Cobham PLC	99	398
ComfortDelgro Corp. Ltd.	285	327
Commercial Metals Co.	75	2,239
Comsys Holdings Corp.	35	313
Cookson Group PLC	27	333
Cosco Corp. Singapore Ltd.	114	255
CRH PLC	30	772
CSR Ltd.	135	268
CSX Corp.	59	3,987
CTS Corp.	91	1,170
Cummins, Inc.	113	7,496
Curtiss-Wright Corp.	61	3,211
Cymer, Inc. (a)	46	1,219
Daifuku Co. Ltd.	31	273
Daiichi Chuo Kisen Kaisha	53	355
Daikin Industries Ltd.	31	1,333
Dainippon Screen Manufacturing Co.	53	195
Danaher Corp.	37	2,947
Deutsche Post AG	46	1,086
Dionex Corp. (a)	25	1,738
Disco Corp.	7	280
Donaldson Co., Inc.	122	5,503
Dover Corp.	119	5,906
Downer EDI Ltd.	65	423
DRS Technologies, Inc.	73	5,752
EADS	19	361

NestEgg Dow Jones Target Date Funds	Schedule of Portfolio Investments
NestEgg Dow Jones 2015 Fund	July 31, 2008 - (Unaudited)

	Shares or
Security Description	Principal (Currency Noted)	Value ($)
Eagle Materials, Inc.	63	1,563
Eastman Kodak Co.	201	2,943
Eaton Corp.	113	8,028
Ebara Corp.	81	249
Eiffage SA	3	182
EMCOR Group, Inc. (a)	82	2,470
Energizer Holdings, Inc. (a)	30	2,140
Energy Conversion Devices, Inc. (a)	50	3,497
ESCO Technologies, Inc. (a)	33	1,358
Esterline Technologies Corp. (a)	46	2,244
Expeditors International Washington, Inc.	131	4,652
Fanuc Ltd.	23	1,838
FedEx Corp.	26	2,050
Finmeccanica SpA	16	475
Finning International, Inc.	15	401
Firstgroup PLC	30	309
Fletcher Building Ltd.	57	267
Flextronics International Ltd. (a)	379	3,384
Flir Systems, Inc. (a)	68	2,770
Flowserve Corp.	30	4,000
FLSmidth & Co.	4	389
Fluor Corp.	108	8,786
Fomento de Construcciones y Contratas (FCC)	4	212
Forward Air Corp.	37	1,354
Foster Wheeler Ltd. (a)	76	4,315
Fuji Electric Holdings Co. Ltd.	93	259
FUJIFILM Holdings Corp.	61	1,922
Fujikura Ltd.	62	282
Fukuyama Transporting Co. Ltd.	75	260
Funai Electric Co. Ltd.	7	219
Furukawa Electric Co. Ltd.	83	405
Futuris Corp. Ltd.	192	230
Gamesa Corporacion Tecnologica SA	9	431
Gardner Denver, Inc. (a)	124	5,654
Garmin Ltd.	33	1,177
GATX Corp.	84	3,819
General Cable Corp. (a)	91	5,244
General Dynamics Corp.	34	3,031
General Electric Co.	1,179	33,354
General Maritime Corp.	67	1,805
Gentex Corp.	91	1,407

NestEgg Dow Jones Target Date Funds	Schedule of Portfolio Investments
NestEgg Dow Jones 2015 Fund	July 31, 2008 - (Unaudited)

	Shares or
Security Description	Principal (Currency Noted)	Value ($)
Glory Ltd.	14	310
Go-Ahead Group PLC	7	237
Goodrich Corp.	57	2,801
GrafTech International Ltd. (a)	225	5,276
Grupo Ferrovial SA	4	204
GWA International Ltd.	102	256
Hamamatsu Photonics KK	12	320
Hankyu Hanshin Holdings, Inc.	150	680
Harsco Corp.	45	2,435
Heidelberger Druckmaschinen AG	8	148
Hirose Electric Co. Ltd.	4	381
Hitachi Cable Ltd.	63	221
Hitachi Construction Machinery Co. Ltd.	11	294
Hitachi Koki Co. Ltd.	22	293
Hitachi Ltd.	393	2,841
Hitachi Zosen Corp. (a)	200	228
Hochtief AG	4	310
Holcim Ltd.	11	785
Honeywell International, Inc.	66	3,355
Hong Kong Aircraft Engineering Co. Ltd.	22	305
Horiba Ltd.	10	220
Hosiden Corp.	25	411
HOYA Corp.	51	1,054
Hubbell, Inc.	32	1,349
Ibiden Co. Ltd.	17	507
IDEX Corp.	129	4,880
IHI Corp.	173	335
Iino Kaiun Kaisha Ltd.	30	258
Imerys SA	4	241
IMI PLC	32	279
Impregilo SpA (a)	48	238
Ingersoll-Rand Co. Ltd.	25	900
Insituform Technologies, Inc. (a)	52	899
Intermec, Inc. (a)	61	1,148
Invensys PLC	50	280
Itron, Inc. (a)	54	4,986
ITT Corp.	111	7,433
Jacobs Engineering Group, Inc. (a)	64	4,950
Japan Airport Terminal Co. Ltd.	22	323
Japan Steel Works Ltd.	44	797
JGC Corp.	30	612

NestEgg Dow Jones Target Date Funds	Schedule of Portfolio Investments
NestEgg Dow Jones 2015 Fund	July 31, 2008 - (Unaudited)

	Shares or
Security Description	Principal (Currency Noted)	Value ($)
JM AB	13	154
Joy Global, Inc.	58	4,189
JS Group Corp.	32	466
Kaba Holding AG	1	267
Kajima Corp.	124	405
Kawasaki Heavy Industries Ltd.	184	479
Kawasaki Kisen Kaisha Ltd.	69	553
Kaydon Corp.	37	1,755
Keihan Electric Railway Co. Ltd.	108	450
Keihin Electric Express Railway Co. Ltd.	64	410
Keio Corp.	68	366
Keisei Electric Railway Co. Ltd.	76	418
Kemet Corp. (a)	204	277
Keyence Corp.	4	877
Kinden Corp.	44	447
Kingspan Group PLC	16	158
Kintetsu Corp.	201	609
Kirby Corp. (a)	28	1,336
Kitz Corp.	38	180
Komatsu Ltd.	110	2,753
Komori Corp.	17	286
Kone OYJ	12	365
Konecranes Oyj	9	361
Konica Minolta Holdings, Inc.	63	1,037
Koninklijke BAM Groep NV	13	203
Kubota Corp.	134	857
Kuehne & Nagel International AG	4	336
Kurita Water Industries Ltd.	13	416
Kyocera Corp.	22	1,901
Kyowa Exeo Corp.	34	324
L-3 Communications Holdings, Inc.	76	7,500
Lafarge SA	8	1,096
Landstar System, Inc.	125	6,323
Leggett & Platt, Inc.	112	2,184
Legrand SA	11	282
Leighton Holdings Ltd.	15	600
Lincoln Electric Holdings, Inc.	65	5,223
Littelfuse, Inc. (a)	29	927
Mabuchi Motor Co. Ltd.	6	313
Macquarie Airports	192	510
Makino Milling Machine Co. Ltd.	29	157

NestEgg Dow Jones Target Date Funds	Schedule of Portfolio Investments
NestEgg Dow Jones 2015 Fund	July 31, 2008 - (Unaudited)

	Shares or
Security Description	Principal (Currency Noted)	Value ($)
Makita Corp.	17	586
MAN AG	5	505
Martin Marietta Materials, Inc.	23	2,414
Maruichi Steel Tube Ltd.	15	424
Masco Corp.	300	4,947
Matsushita Electric Works Ltd.	42	376
Matthews International Corp.	76	3,793
McDermott International, Inc. (a)	138	6,578
Meggitt PLC	62	243
Methode Electronics, Inc.	71	794
Metso Oyj	7	253
Mettler Toledo International, Inc. (a)	20	2,150
Mine Safety Appliances Co.	28	925
Minebea Co. Ltd.	71	379
MISUMI Group, Inc.	23	436
Mitsubishi Electric Corp.	253	2,512
Mitsubishi Heavy Industries Ltd.	396	1,762
Mitsui Engineering & Shipbuilding Co. Ltd.	91	278
Mitsui OSK Lines Ltd.	141	1,843
Mitsumi Electric Co. Ltd.	10	197
Miura Co. Ltd.	12	266
Molex, Inc.	50	1,156
Monadelphous Group Ltd.	28	363
Moog, Inc. (a)	90	4,001
Mori Seiki Co. Ltd.	12	177
MTR Corp.	154	503
MTU Aero Engines Holding AG	6	186
Mueller Industries, Inc.	69	1,771
Mueller Water Products, Inc.	111	971
Murata Manufacturing Co. Ltd.	26	1,087
Nabtesco Corp.	26	296
Nachi-Fujikoshi Corp.	77	280
Nagoya Railroad Co. Ltd.	132	376
Nankai Electric Railway Co. Ltd.	130	488
National Express Group PLC	16	310
National Instruments Corp.	139	4,733
NCI Building Systems, Inc. (a)	26	974
NEC Corp.	239	1,314
Neptune Orient Lines Ltd.	104	216
Newport Corp. (a)	59	619
Nexans SA	2	239

NestEgg Dow Jones Target Date Funds	Schedule of Portfolio Investments
NestEgg Dow Jones 2015 Fund	July 31, 2008 - (Unaudited)

	Shares or
Security Description	Principal (Currency Noted)	Value ($)
NGK Insulators Ltd.	35	513
Nichias Corp.	38	129
Nichicon Corp.	25	195
Nidec Corp.	14	1,001
Nikon Corp.	41	1,201
Nippon Chemi-Con Corp.	36	123
Nippon Electric Glass Co. Ltd.	43	635
Nippon Express Co. Ltd.	112	512
Nippon Sheet Glass Co. Ltd.	79	324
Nippon Yusen KK	144	1,239
Nishi-Nippon Railroad Co. Ltd.	107	379
Nordson Corp.	73	5,158
Norfolk Southern Corp.	43	3,093
Norsk Hydro ASA	40	507
Northrop Grumman Corp.	30	2,022
NSK Ltd.	57	473
NTN Corp.	52	325
Obayashi Corp.	85	368
Odakyu Electric Railway Co. Ltd.	73	507
Okuma Corp.	24	212
Okumura Corp.	73	277
Old Dominion Freight Line, Inc. (a)	41	1,505
Olympus Corp.	29	978
Omron Corp.	28	493
Orbotech Ltd. (a)	64	753
Orient Overseas (International) Ltd.	32	140
OSG Corp.	27	245
Overseas Shipholding Group, Inc.	56	4,410
Owens-Illinois, Inc. (a)	141	5,956
Pacer International, Inc.	68	1,614
Pacific Basin Shipping Ltd.	262	372
Packaging Corporation of America	60	1,531
Pall Corp.	128	5,174
Panalpina Welttransport Holdings AG	2	165
Park Electrochemical Corp.	22	557
Parker Hannifin Corp.	89	5,490
Pentair, Inc.	63	2,181
Precision Castparts Corp.	21	1,962
Regal-Beloit Corp.	41	1,712
Republic Services, Inc.	166	5,395
Rexam PLC	38	286

NestEgg Dow Jones Target Date Funds	Schedule of Portfolio Investments
NestEgg Dow Jones 2015 Fund	July 31, 2008 - (Unaudited)

	Shares or
Security Description	Principal (Currency Noted)	Value ($)
Rheinmetall AG	4	245
Rinnai Corp.	13	471
Rockwell Automation, Inc.	63	2,804
Rockwell Collins, Inc.	101	5,019
Rolls-Royce Group PLC	99	703
Roper Industries, Inc.	46	2,814
Royal Philips NV	63	2,111
Ryder System, Inc.	43	2,836
Ryobi Ltd.	56	188
Sacyr Vallehermoso SA	8	163
Safran SA	15	255
Sagami Railway Co. Ltd.	118	442
Sankyu, Inc.	77	381
Sanmina-SCI Corp. (a)	1,487	2,632
Sanwa Holdings Corp.	65	252
Sanyo Electric Co. Ltd. (a)	250	561
Schindler Holding AG	6	412
Schneider Electric SA	13	1,448
Sealed Air Corp.	100	2,170
Seino Holdings Corp.	40	238
SembCorp. Industries Ltd.	103	340
SembCorp. Marine Ltd.	144	441
Sharp Corp.	129	1,801
Shima Seiki Manufacturing Ltd.	9	226
Shimizu Corp.	86	348
Siemens AG	46	5,622
SIG PLC	15	131
Sims Group Ltd.	17	532
Singapore Post Ltd.	472	359
Singapore Technologies Engineering Ltd.	159	323
Skanska AB	22	286
SMC Corp.	7	701
Snap-On, Inc.	102	5,742
SNC-Lavalin Group, Inc.	11	598
SonoCo. Products Co.	62	2,022
Spirit Aerosystems Holdings, Inc. (a)	230	4,982
SPX Corp.	24	3,043
Stanley Electric Co. Ltd.	22	454
The Stanley Works	87	3,870
Star Micronics Co. Ltd.	13	184
Stericycle, Inc. (a)	47	2,808

NestEgg Dow Jones Target Date Funds	Schedule of Portfolio Investments
NestEgg Dow Jones 2015 Fund	July 31, 2008 - (Unaudited)

	Shares or
Security Description	Principal (Currency Noted)	Value ($)
STX Pan Ocean Co. Ltd.	250	486
Sumitomo Electric Industries Ltd.	89	1,088
Sumitomo Heavy Industries Ltd.	71	449
Sumitomo Osaka Cement Co. Ltd.	152	258
Tadano Ltd.	27	242
Taiheiyo Cement Corp.	112	223
Taisei Corp.	126	307
Taiyo Yuden Co. Ltd.	18	183
Techtronic Industries Co.	325	309
Teekay Corp.	27	1,179
Teledyne Technologies, Inc. (a)	78	4,906
Teleflex, Inc.	92	5,641
Tenaris SA	26	795
Terex Corp. (a)	54	2,556
Tetra Tech, Inc. (a)	106	3,045
Texas Industries, Inc.	36	1,861
Textron, Inc.	46	2,000
Thales SA	7	398
The Brink's Co.	72	4,965
The Manitowoc Co., Inc.	66	1,740
The Weir Group PLC	26	460
THK Co. Ltd.	16	287
Thomas & Betts Corp. (a)	31	1,283
Timken Co.	48	1,585
Titan Cement Co. SA	7	278
TNT NV	21	739
Tobu Railway Co. Ltd.	101	462
Toda Corp.	71	245
Toho Zinc Co. Ltd.	40	176
Tokyo Seimitsu Co. Ltd.	11	161
Tokyu Corp.	125	692
Toll Holdings Ltd.	71	440
Tomkins PLC	80	197
Toshiba Corp.	380	2,487
Toyo Seikan Kaisha Ltd.	23	417
Transfield Services Ltd.	40	283
Transpacific Industries Group Ltd.	34	231
Transport International Holding Ltd.	72	288
Travis Perkins PLC	10	114
Tredegar Corp.	54	885
Trimble Navigation Ltd. (a)	66	2,191

NestEgg Dow Jones Target Date Funds	Schedule of Portfolio Investments
NestEgg Dow Jones 2015 Fund	July 31, 2008 - (Unaudited)

	Shares or
Security Description	Principal (Currency Noted)	Value ($)
Trinity Industries, Inc.	43	1,619
Tsubakimoto Chain Co.	53	279
Tyco International Ltd.	50	2,228
Ulvac, Inc.	9	287
Union Pacific Corp.	54	4,452
United Group Ltd.	24	302
United Technologies Corp.	130	8,317
URS Corp. (a)	105	4,402
Ushio, Inc.	20	310
UTi Worldwide, Inc.	41	746
Vallourec SA	3	899
Varian, Inc. (a)	72	3,557
Venture Corp. Ltd.	38	303
Vishay Intertechnology, Inc. (a)	106	951
Wabtec Corp.	115	6,383
Wartsila Oyj	5	307
Waste Connections, Inc. (a)	161	5,859
Waste Management, Inc.	47	1,670
Waters Corp. (a)	84	5,707
Werner Enterprises, Inc.	106	2,524
Wesfarmers Ltd.	81	2,626
Wienerberger AG	6	162
WorleyParsons Ltd.	23	693
Worthington Industries, Inc.	148	2,626
Yamatake Corp.	13	315
Yamato Holdings Co. Ltd.	53	664
Yaskawa Electric Corp.	32	272
YIT OYJ	12	205
Yokogawa Electric Corp.	28	236
YRC Worldwide, Inc. (a)	124	2,095
Zardoya Otis SA	13	271
Zebra Technologies Corp. (a)	36	1,108
Zodiac SA	5	224
		678,264

Technology (3.53%)
ACI Worldwide, Inc. (a)	93	1,819
Actel Corp. (a)	78	1,073
Activision Blizzard, Inc. (a)	155	5,577
Adobe Systems, Inc. (a)	127	5,251
Advanced Micro Devices, Inc. (a)	279	1,175

NestEgg Dow Jones Target Date Funds	Schedule of Portfolio Investments
NestEgg Dow Jones 2015 Fund	July 31, 2008 - (Unaudited)

	Shares or
Security Description	Principal (Currency Noted)	Value ($)
Advent Software, Inc. (a)	22	958
Affiliated Computer Services, Inc. (a)	49	2,362
Agilysys, Inc.	66	792
Altera Corp.	210	4,610
Amkor Technology, Inc. (a)	226	1,980
Ansys, Inc. (a)	124	5,689
Apple, Inc. (a)	151	24,001
Applied Materials, Inc.	245	4,243
ARM Holdings PLC	129	245
ASM Pacific Technology Ltd.	42	303
ASML Holding NV	22	510
ATMI, Inc. (a)	43	969
Atos Origin SA	7	407
Autodesk, Inc. (a)	142	4,528
Autonomy Corp. PLC (a)	23	488
Avid Technology, Inc. (a)	53	1,172
Axcelis Technologies, Inc. (a)	193	969
BMC Software, Inc. (a)	122	4,013
Brocade Communications Systems, Inc. (a)	469	3,166
Brooks Automation, Inc. (a)	102	797
CA, Inc.	110	2,625
Cabot Microelectronics Corp. (a)	31	1,210
CACI International, Inc. (a)	39	1,753
Canon, Inc.	147	6,758
Cap Gemini SA	8	515
Cerner Corp. (a)	33	1,474
CGI Group, Inc. (a)	38	405
Citrix Systems, Inc. (a)	145	3,863
Cognizant Technology Solutions (a)	176	4,940
Computer Sciences Corp. (a)	114	5,400
Computershare Ltd.	59	486
Compuware Corp. (a)	206	2,266
Conexant Systems, Inc. (a)	114	544
Cree, Inc. (a)	107	2,076
CSG Systems International, Inc. (a)	81	1,437
CSK Holdings Corp.	12	239
Dassault Systemes SA	6	391
Dell, Inc. (a)	345	8,477
DSP Group, Inc. (a)	72	508
DST Systems, Inc. (a)	27	1,632
Dun & Bradstreet Corp.	31	2,996

NestEgg Dow Jones Target Date Funds	Schedule of Portfolio Investments
NestEgg Dow Jones 2015 Fund	July 31, 2008 - (Unaudited)

	Shares or
Security Description	Principal (Currency Noted)	Value ($)
Electronic Arts, Inc. (a)	41	1,770
Electronics for Imaging (a)	122	1,709
EMC Corp. (a)	440	6,604
Entegris, Inc. (a)	226	1,431
Factset Research Systems, Inc.	22	1,269
Fidelity National Information Services, Inc.	102	1,933
Fiserv, Inc. (a)	102	4,878
Formfactor, Inc. (a)	58	1,009
Fujitsu Ltd.	244	1,780
Global Payments, Inc.	42	1,860
Hewlett-Packard Co.	450	20,160
Hutchinson Technology, Inc. (a)	50	742
IBM Corp.	149	19,069
Ikon Office Solutions, Inc.	199	2,846
Imation Corp.	64	1,220
Indra Sistemas SA	15	402
Infineon Technologies AG (a)	41	311
Informatica Corp. (a)	205	3,319
Intel Corp.	1,011	22,434
International Rectifier Corp. (a)	35	591
Intersil Corp.	85	2,051
Intuit, Inc. (a)	191	5,220
IT Holdings Corp. (a)	17	306
Itochu Techno-Solutions Corp.	11	308
Jack Henry & Associates, Inc.	201	4,340
Kla-Tencor Corp.	86	3,233
Konami Corp.	17	539
Kulicke & Soffa Industries, Inc. (a)	102	649
Lam Research Corp. (a)	63	2,072
Lattice Semiconductor Corp. (a)	302	731
Lenovo Group Ltd.	578	406
Linear Technology Corp.	147	4,564
LogicaCMG PLC	123	258
Logitech International SA (a)	14	374
Maxim Integrated Products, Inc.	62	1,218
MEMC Electronic Materials, Inc. (a)	57	2,634
Metavante Technologies, Inc. (a)	86	1,914
Micrel, Inc.	144	1,371
Micron Technology, Inc. (a)	345	1,666
Micros Systems, Inc. (a)	144	4,562
Microsemi Corp. (a)	167	4,335

NestEgg Dow Jones Target Date Funds	Schedule of Portfolio Investments
NestEgg Dow Jones 2015 Fund	July 31, 2008 - (Unaudited)

	Shares or
Security Description	Principal (Currency Noted)	Value ($)
Microsoft Corp.	1,450	37,294
Misys PLC	79	268
NCR Corp. (a)	94	2,525
NEC Electronics Corp. (a)	13	352
Neopost SA	3	300
NetApp, Inc. (a)	164	4,190
Nomura Research Institute Ltd.	19	426
Novell, Inc. (a)	212	1,181
Novellus Systems, Inc. (a)	62	1,263
Nvidia Corp. (a)	111	1,270
Obic Co. Ltd.	2	365
ON Semiconductor Corp. (a)	157	1,474
Oracle Corp. (a)	682	14,683
Oracle Corp. Japan	9	378
Otsuka Corp.	4	265
Palm, Inc. (a)	185	1,217
Parametric Technology Corp. (a)	244	4,726
Paychex, Inc.	45	1,481
Perot Systems Corp. (a)	188	3,143
Photronics, Inc. (a)	76	323
Pitney Bowes, Inc.	137	4,342
PMC - Sierra, Inc. (a)	455	3,294
QLogic Corp. (a)	68	1,281
Quantum Corp. (a)	393	645
Rambus, Inc. (a)	60	994
Red Hat, Inc. (a)	103	2,202
Research In Motion Ltd. (a)	27	3,318
RiCoh Co. Ltd.	87	1,423
Rohm Co. Ltd.	13	745
Sage Group PLC	82	318
Salesforce.com, Inc. (a)	49	3,126
SAP AG	49	2,844
SEI Investments Co.	75	1,727
Seiko Epson Corp.	19	517
Semiconductor Manufacturing, Inc. (a)	2,980	160
Semtech Corp. (a)	134	1,952
Shinko Electric Industries Co.	16	215
Silicon Laboratories, Inc. (a)	130	4,252
Skyworks Solutions, Inc. (a)	527	4,985
Square Enix Co. Ltd.	13	406
SRA International, Inc. (a)	56	1,229

NestEgg Dow Jones Target Date Funds	Schedule of Portfolio Investments
NestEgg Dow Jones 2015 Fund	July 31, 2008 - (Unaudited)

	Shares or
Security Description	Principal (Currency Noted)	Value ($)
STMicroelectronics NV	36	402
Sun Microsystems, Inc. (a)	92	978
Take-Two Interactive Software, Inc. (a)	93	2,120
TDK Corp.	16	964
Teradata Corp. (a)	144	3,372
Teradyne, Inc. (a)	121	1,134
Tessera Technologies, Inc. (a)	112	1,951
Texas Instruments, Inc.	246	5,997
Tokyo Electron Ltd.	19	1,074
TomTom NV (a)	6	137
Total System Services, Inc.	121	2,369
Trident Microsystems, Inc. (a)	71	211
TriQuint Semiconductor, Inc. (a)	270	1,520
Unisys Corp. (a)	720	2,657
Varian Semiconductor Equipment Associates, Inc. (a)	121	3,536
VeriFone Holdings, Inc. (a)	35	524
Verigy Ltd. (a)	1	22
Western Digital Corp. (a)	159	4,578
Wincor Nixdorf AG	4	300
Wind River Systems, Inc. (a)	181	2,123
Xerox Corp.	127	1,732
Xilinx, Inc.	206	5,114
		425,094

Utilities (2.29%)
A2A SpA	116	420
AGL Energy Ltd.	52	654
AGL Resources, Inc.	180	6,221
Algonquin Power Income Fund	16	116
Allegheny Energy, Inc.	101	4,888
Allete, Inc.	56	2,383
Ameren Corp.	148	6,081
American Electric Power Co., Inc.	40	1,580
Aqua America, Inc.	87	1,379
Atco Ltd.	7	348
Atmos Energy Corp.	257	6,803
Avista Corp.	97	2,194
Babcock & Brown Infrastructure Group	284	241
Black Hills Corp.	125	4,034
British Energy Group PLC	56	810
Canadian Utilities Ltd.	9	405

NestEgg Dow Jones Target Date Funds	Schedule of Portfolio Investments
NestEgg Dow Jones 2015 Fund	July 31, 2008 - (Unaudited)

	Shares or
Security Description	Principal (Currency Noted)	Value ($)
Centerpoint Energy, Inc.	297	4,684
Centrica PLC	202	1,260
China Resources Power Holdings Ltd.	150	336
Chubu Electric Power Co., Inc.	87	2,093
Chugoku Electric Power Co., Inc.	35	751
Cleco Corp.	127	3,192
CLP Holdings Ltd.	192	1,578
CMS Energy Corp.	141	1,904
Consolidated Edison, Inc.	25	993
Contact Energy Ltd.	54	333
Dominion Resources, Inc.	69	3,048
DPL, Inc.	72	1,827
DTE Energy Co.	159	6,519
Duke Energy Corp.	129	2,268
Dynegy, Inc. (a)	253	1,703
E.ON AG	38	7,277
Edison International	31	1,499
El Paso Electric Co. (a)	92	1,901
Electric Power Development Co.	20	777
Electricite de France	13	1,135
Enagas SA	16	415
Endesa SA	26	1,160
Enel SpA	231	2,142
Energen Corp.	30	1,806
Energias de Portugal SA	125	685
Energy East Corp.	165	4,123
Entergy Corp.	20	2,138
Exelon Corp.	90	7,076
FirstEnergy Corp.	31	2,280
Fortis, Inc.	16	423
Fortum Oyj	24	1,064
FPL Group, Inc.	38	2,452
Gas Natural SDG SA	7	342
Gaz de France SA	72	4,536
Great Plains Energy, Inc.	125	3,157
Hawaiian Electric Industries, Inc.	174	4,305
Hokkaido Electric Power Co., Inc.	24	506
Hokuriku Electric Power Co.	24	587
Hong Kong & China Gas Co.	470	1,040
HongKong Electric Holdings Ltd.	154	896
Iberdrola SA	208	2,842

NestEgg Dow Jones Target Date Funds	Schedule of Portfolio Investments
NestEgg Dow Jones 2015 Fund	July 31, 2008 - (Unaudited)

	Shares or
Security Description	Principal (Currency Noted)	Value ($)
IdaCorp., Inc.	94	2,802
Integrys Energy Group, Inc.	80	4,085
International Power PLC	82	671
ITC Holdings Corp.	67	3,492
Kansai Electric Power Co., Inc.	100	2,331
Kyushu Electric Power Co., Inc.	53	1,120
MDU Resources Group, Inc.	178	5,680
National Grid PLC	148	1,959
Nicor, Inc.	29	1,155
NiSource, Inc.	289	4,936
Northeast Utilities	162	4,076
Northumbrian Water Group PLC	63	386
Northwest Natural Gas Co.	86	3,892
NorthWestern Corp.	70	1,734
NRG Energy, Inc. (a)	126	4,573
NSTAR	67	2,135
OGE Energy Corp.	58	1,898
Osaka Gas Co. Ltd.	250	904
Pennon Group PLC	31	393
Pepco Holdings, Inc.	216	5,387
PG&E Corp.	35	1,349
Piedmont Natural Gas Co.	151	4,044
Pinnacle West Capital Corp.	63	2,115
PNM Resources, Inc.	148	1,733
Portland General Electric Co.	125	2,936
PPL Corp.	39	1,831
Progress Energy, Inc.	22	931
Public Power Corp. SA	13	404
Public Service Enterprise Group, Inc.	44	1,839
Puget Energy, Inc.	77	2,121
Red Electrica de Espana SA	9	544
Reliant Energy, Inc. (a)	269	4,872
RWE AG	26	3,118
SCANA Corp.	111	4,017
Scottish & Southern Energy PLC	47	1,306
Sempra Energy	24	1,348
Severn Trent PLC	15	396
Shikoku Electric Power Co., Inc.	28	737
Sierra Pacific Resources	140	1,588
Snam Rete Gas SpA	70	464
Southern Co.	70	2,477

NestEgg Dow Jones Target Date Funds	Schedule of Portfolio Investments
NestEgg Dow Jones 2015 Fund	July 31, 2008 - (Unaudited)

	Shares or
Security Description	Principal (Currency Noted)		Value ($)
Southwest Gas Corp.		138	3,988
TECO Energy, Inc.		130	2,412
Terna Rete Elettrica Nazionale SpA		113	471
The AES Corp. (a)		89	1,436
Toho Gas Co. Ltd.		84	484
Tohoku Electric Power Co., Inc.		59	1,310
Tokyo Electric Power Co., Inc.		159	4,385
Tokyo Gas Co. Ltd.		282	1,140
TransAlta Corp.		14	498
TrustPower Ltd.		60	350
UGI Corp.		253	6,846
Union Fenosa SA		21	565
Unisource Energy Corp.		76	2,321
United Utilities Group PLC		37	510
United Utilities Group PLC - B Shares (a)		48	161
Vectren Corp.		163	4,759
Veolia Environnement SA		22	1,169
Verbund AG		8	637
Westar Energy, Inc.		311	6,866
WGL Holdings, Inc.		105	3,625
Wisconsin Energy Corp.		82	3,699
Xcel Energy, Inc.		308	6,177
			275,198

Total Common Stocks (Cost $ 5,578,501)			5,025,690

Corporate Bonds (11.93%)

Basic Materials (1.02%)
Eastman Chemical Co., 7.60%, 2/01/27	USD	120,000	121,428
Weyerhaeuser Co., 6.95%, 8/01/17	USD	2,000	2,039
			123,467

Communications (2.07%)
Comcast Corp., 6.50%, 11/15/35	USD	72,000	67,172
Sprint Capital Corp., 8.38%, 3/15/12	USD	61,000	59,933
Verizon Communications, Inc., 7.25%, 12/1/10	USD	116,000	122,582
			249,687

NestEgg Dow Jones Target Date Funds	Schedule of Portfolio Investments
NestEgg Dow Jones 2015 Fund	July 31, 2008 - (Unaudited)

	Shares or
Security Description	Principal (Currency Noted)		Value ($)
Consumer Goods (1.05%)
Anheuser-Busch Companies, Inc., 5.05%, 10/15/16	USD	2,000	1,808
Coca-Cola Enterprises, 8.50%, 2/1/22	USD	2,000	2,420
Conagra Foods, Inc., 6.75%, 9/15/11	USD	2,000	2,069
Kimberly-Clark Corp., 5.00%, 8/15/13	USD	48,000	49,193
Macy's Retail Holdings, Inc., 5.75%, 7/15/14	USD	2,000	1,785
Procter & Gamble Co., 4.95%, 8/15/14	USD	38,000	38,767
Target Corp., 5.88%, 3/1/12	USD	30,000	31,046
			127,088

Energy (0.02%)
Kinder Morgan Energy Partners LP, 7.75%, 3/15/32	USD	2,000	2,140

Financial (6.15%)
Allstate Corp., 7.20%, 12/1/09	USD	30,000	31,108
American General Finance, 5.38%, 10/1/12	USD	107,000	93,421
Caterpillar Financial Services Corp., 5.45%, 4/15/18	USD	65,000	63,987
Citigroup, Inc., 6.63%, 1/15/28	USD	9,000	8,205
Conocophillips Canada, 5.63%, 10/15/16	USD	23,000	23,367
Credit Suisse USA, Inc., 6.13%, 11/15/11	USD	37,000	37,974
Goldman Sachs Group, Inc., 5.95%, 1/15/27	USD	101,000	83,651
JPMC Capital XVIII, 6.95%, 8/17/36	USD	30,000	25,890
Lehman Brothers Holdings, Inc., 6.63%, 1/18/12	USD	38,000	37,294
Merrill Lynch & Co., Inc., 6.05%, 5/16/16	USD	60,000	54,579
Morgan Stanley, 6.75%, 4/15/11	USD	76,000	77,244
National Rural Utilities, 7.25%, 3/1/12	USD	56,000	59,503
Prudential Financial, Inc., 5.10%, 9/20/14	USD	46,000	43,476
U.S. Bank NA, 6.38%, 8/1/11	USD	38,000	39,680
Wachovia Bank NA, 7.80%, 8/18/10	USD	61,000	62,057
			741,436

Healthcare (0.32%)
Wyeth, 5.50%, 2/01/14	USD	38,000	38,447

Industrial (0.68%)
Boeing Co., 6.13%, 2/15/33	USD	30,000	29,606
Burlington Northern Santa Fe, 7.00%, 12/15/25	USD	2,000	2,046
Norfolk Southern Corp., 6.20%, 4/15/09	USD	12,000	12,165
Union Pacific Corp., 4.88%, 1/15/15	USD	41,000	38,539
			82,356

NestEgg Dow Jones Target Date Funds	Schedule of Portfolio Investments
NestEgg Dow Jones 2015 Fund	July 31, 2008 - (Unaudited)

	Shares or
Security Description	Principal (Currency Noted)		Value ($)
Utilities (0.62%)
Duke Energy Carolinas LLC, 6.25%, 1/15/12	USD	30,000	31,391
Exelon Corporation, 4.90%, 6/15/15	USD	2,000	1,832
Florida Power & Light Co., 5.95%, 10/1/33	USD	40,000	39,149
Southern Power Co., 4.88%, 7/15/15	USD	2,000	1,881
			74,253

Total Corporate Bonds (Cost $ 1,495,882)			1,438,874

U.S. Government Agency Pass-Through Securities (13.81%)

Federal National Mortgage Association (8.64%)
6.00%, 6/1/17, Pool #555004	USD	8,305	8,519
5.50%, 8/1/17, Pool #826283	USD	12,509	12,681
5.00%, 5/1/18, Pool #703444	USD	10,991	10,805
4.50%, 1/1/19, Pool #735057	USD	22,359	21,796
5.00%, 1/1/19, Pool #255077	USD	43,284	42,986
5.00%, 12/1/19, Pool #745369	USD	13,780	13,685
5.50%, 3/1/20, Pool #735405	USD	32,465	32,607
5.00%, 6/1/20, Pool #839333	USD	21,045	20,690
4.50%, 9/1/20, Pool #839289	USD	23,343	22,580
5.50%, 12/1/20, Pool #850811	USD	89,936	90,328
5.00%, 12/1/26, Pool #256570	USD	58,530	56,484
6.00%, 10/1/32, Pool #667994	USD	53,226	53,823
5.50%, 6/1/33, Pool #702459	USD	56,325	55,171
5.50%, 9/1/33, Pool #254869	USD	41,869	41,221
6.00%, 9/1/33, Pool #736937	USD	23,283	23,413
5.50%, 4/1/34, Pool #725424	USD	25,361	24,842
7.00%, 4/1/34, Pool #780703	USD	28,878	30,376
5.00%, 5/1/34, Pool #768230	USD	38,185	36,288
6.50%, 9/1/34, Pool #783390	USD	42,279	43,459
6.00%, 4/1/35, Pool #735503	USD	19,971	20,170
4.34%, 10/1/35, Pool #836206	USD	43,184	43,172
6.50%, 4/1/36, Pool #851187	USD	43,070	44,272
6.00%, 5/1/38, Pool #257207	USD	291,331	292,961
			1,042,329

Federal Home Loan Mortgage Corporation (3.49%)
4.00%, 6/1/18, Pool #E01401	USD	37,409	35,212
4.50%, 1/1/19, Pool #B11878	USD	56,369	54,878
5.50%, 8/1/33, Pool #A11851	USD	51,876	51,024

NestEgg Dow Jones Target Date Funds	Schedule of Portfolio Investments
NestEgg Dow Jones 2015 Fund	July 31, 2008 - (Unaudited)

	Shares or
Security Description	Principal (Currency Noted)		Value ($)
6.50%, 12/1/33, Pool #A16523	USD	18,826	19,457
6.00%, 7/1/34, Pool #A24370	USD	42,741	43,140
5.50%, 10/1/34, Pool #A27526	USD	47,052	46,317
5.50%, 10/1/35, Pool #A39170	USD	127,301	124,873
5.50%, 11/1/35, Pool #A47728	USD	47,294	46,392
			421,293

Government National Mortgage Association (1.68%)
6.00%, 2/15/32, Pool #569704	USD	147,770	150,063
5.50%, 4/15/33, Pool #603566	USD	17,893	17,818
5.50%, 4/15/34, Pool #626116	USD	12,834	12,768
6.00%, 9/20/34, Pool #2 3611	USD	20,258	20,488
			201,137

Total U.S. Government Agency Pass-Through Securities
(Cost $ 1,656,807)			1,664,759

U.S. Government Agency Securities (2.83%)

Federal National Mortgage Association (1.27%)
4.50%, 10/15/08	USD	75,000	75,292
6.63%, 9/15/09	USD	75,000	78,009
			153,301

Federal Home Loan Bank (0.25%)
4.63%, 11/21/08	USD	30,000	30,175

Federal Home Loan Mortgage Corporation (1.31%)
4.63%, 12/19/08	USD	55,000	55,403
4.75%, 1/18/11	USD	55,000	56,784
6.25%, 7/15/32	USD	40,000	45,774
			157,961

Total U.S. Government Agency Securities
(Cost $ 335,420)			341,437

U.S. Treasury Obligations (6.15%)

U.S. Treasury Bonds (3.41%)
6.00%, 2/15/26	USD	45,000	52,429
5.25%, 11/15/28	USD	334,000	359,311
			411,740

NestEgg Dow Jones Target Date Funds	Schedule of Portfolio Investments
NestEgg Dow Jones 2015 Fund	July 31, 2008 - (Unaudited)

	Shares or
Security Description	Principal (Currency Noted)		Value ($)
U.S. Treasury Notes (2.74%)
4.00%, 4/15/10	USD	136,000	139,634
4.88%, 2/15/12	USD	65,000	69,144
4.25%, 8/15/15	USD	116,000	121,084
			329,862

Total U.S. Treasury Obligations (Cost $ 720,412)			741,602

Foreign Government Agency Securities (13.63%)

Belgium (0.77%)
Belgium Kingdom, 5.50%, 9/28/17	EUR	56,000	93,022

Germany (2.35%)
Bundesobligation (German Government Bond),
4.00%, 4/13/12	EUR	183,000	282,891

Italy (2.11%)
Buoni Poliennali Del Tesoro (Italian Government Bond),
5.25%, 8/01/17	EUR	158,000	254,594

Japan (5.52%)
Japan Government Bond, 1.50%, 6/20/12	JPY	70,600,000	666,178

Netherlands (0.78%)
Netherlands Government Bond, 4.00%, 7/15/16	EUR	62,000	93,661

Spain (0.85%)
Bonos Y Oblig Del Estado (Spanish Government Bond),
5.50%, 7/30/17	EUR	62,000	102,545

United Kingdom (1.25%)
United Kingdom Treasury Bond, 4.00%, 9/07/16	GBP	80,000	150,752

Total Foreign Government Agency Securities
(Cost $ 1,477,260)			1,643,643

Preferred Stocks (0.02%)

Communications (0.00%)†
ProSiebenSat.1 Media AG		11	94

NestEgg Dow Jones Target Date Funds	Schedule of Portfolio Investments
NestEgg Dow Jones 2015 Fund	July 31, 2008 - (Unaudited)

	Shares or
Security Description	Principal (Currency Noted)	Value ($)
Consumer, Cyclical (0.01%)
Bayerische Motoren Werke AG	8	294
Volkswagen	6	936
		1,230

Consumer, Non-cyclical (0.01%)
Henkel KGaA	10	400
Ito En Ltd.	3	31
		431

Financial (0.00%)†
Unipol Gruppo Finanziario SpA	121	244

Healthcare (0.00%)†
Fresenius SE	5	406

Utilities (0.00%)†
RWE AG	4	384

Total Preferred Stocks (Cost $ 3,256)		2,789

Rights and Options (0.00%)†

Financial (0.00%)†
Bradford & Bingley PLC (a)	60	3
China Overseas Land & Investments Ltd. (a)	34	7
HBOS PLC (a)	82	1
		11

Industrial (0.00%)†
Zardoya Otis SA (a)	12	25

Utilities (0.00%)†
Suez Environnement SA (a)	64	460

Total Rights and Options (Cost $ 537)		496

NestEgg Dow Jones Target Date Funds	Schedule of Portfolio Investments
NestEgg Dow Jones 2015 Fund	July 31, 2008 - (Unaudited)

	Shares or
Security Description	Principal (Currency Noted)	Value ($)
Investment Companies (4.62%)

BLDRS Emerging Markets 50 ADR Index Fund - ETF	2,483	117,794
iShares MSCI Emerging Markets Index Fund - ETF	7,806	332,926
Vanguard Emerging Markets ETF	2,396	106,574
Total Investment Companies (Cost $ 564,647)		557,294

Money Markets (4.43%)

American Beacon Money Market Fund	338,452	338,452
Dreyfus Cash Management	97,692	97,692
Dreyfus Cash Management Plus	97,919	97,919
Total Money Market (Cost $ 534,063)		534,063

Total Investments
(Cost $ 12,366,785) (b) – 99.10%		11,950,647

Other assets in excess of liabilities – 0.90%		108,171

NET ASSETS – 100%		12,058,818

(a) Non-income producing security.
(b) See notes to financial statements for tax unrealized appreciation (depreciation) of securities.
†  Rounds to less than 0.01%.
†† Denotes tracking stocks.
ETF - Exchange Traded Fund
EUR - European Monetary Unit (Euro)
GBP - Great British Pound
JPY - Japanese Yen
USD - United States Dollar

NestEgg Dow Jones Target Date Funds	Schedule of Portfolio Investments
NestEgg Dow Jones 2020 Fund	July 31, 2008 - (Unaudited)

	Shares or
Security Description	Principal (Currency Noted)	Value ($)
Common Stocks (49.66%)

Basic Materials (3.06%)
Acerinox SA	47	934
Agnico-Eagle Mines Ltd.	29	1,589
Agrium, Inc.	30	2,636
Air Products & Chemicals, Inc.	66	6,284
Air Water, Inc.	104	1,306
Airgas, Inc.	125	7,160
AK Steel Holding Corp.	197	12,510
Akzo Nobel NV	48	2,764
Albemarle Corp.	130	5,061
Alcoa, Inc.	285	9,619
Allegheny Technologies, Inc.	198	9,363
Alumina Ltd.	451	1,975
Anglo American PLC	675	39,070
Antofagasta PLC	84	963
ArcelorMittal	136	12,139
Arkema, Inc.	19	972
Asahi Kasei Corp.	531	2,727
Ashland, Inc.	170	7,101
Barrick Gold Corp.	152	6,437
BASF SE	176	11,243
Bayer AG	135	11,658
BHP Billiton Ltd.	1,274	47,646
BHP Billiton PLC	419	14,057
BlueScope Steel Ltd.	282	3,086
Boehler-Uddeholm AG	12	1,367
Brookfield Infrastructure Partners LP	4	75
Cabot Corp.	116	3,112
Cameco Corp.	59	2,107
Carpenter Technology Corp.	269	10,410
Celanese Corp.	388	14,950
CF Industries Holdings, Inc.	95	15,529
Chemtura Corp.	497	3,240
Ciba Specialty Chemicals AG	20	526
Clariant AG	80	797
Cleveland-Cliffs, Inc.	146	15,828
Coeur d'Alene Mines Corp. (a)	1,614	4,664
Cytec Industries, Inc.	216	11,677
Daicel Chemical Industries Ltd.	186	1,100
Daido Steel Co. Ltd.	171	899

NestEgg Dow Jones Target Date Funds	Schedule of Portfolio Investments
NestEgg Dow Jones 2020 Fund	July 31, 2008 - (Unaudited)

	Shares or
Security Description	Principal (Currency Noted)	Value ($)
Dainippon Ink and Chemicals, Inc.	318	858
Denki Kagaku Kogyo K K	249	743
Domtar Corp. (a)	1,196	6,817
Dow Chemical Co.	314	10,459
Dowa Holdings Co. Ltd.	115	772
Eastman Chemical Co.	190	11,392
Ecolab, Inc.	360	16,092
EI Du Pont de Nemours & Co.	300	13,143
Ferro Corp.	337	7,333
First Quantum Minerals Ltd.	13	895
FMC Corp.	128	9,519
FNX Mining Co., Inc. (a)	41	722
Fortescue Metals Group Ltd. (a)	440	3,605
Givaudan SA	1	818
Gold Corp., Inc.	124	4,620
HB Fuller Co.	531	13,275
Hercules, Inc.	948	19,007
Hitachi Chemical Co. Ltd.	59	1,135
Hitachi Metals Ltd.	103	1,709
Hokuetsu Paper Mills Ltd.	237	1,017
HudBay Minerals, Inc. (a)	51	493
Huntsman Corp.	183	2,471
Iluka Resources Ltd.	244	1,103
Inmet Mining Corp.	14	888
International Flavors & Fragra, Inc.	223	8,969
International Paper Co.	142	3,936
Ivanhoe Mines Ltd. (a)	86	971
JFE Holdings, Inc.	232	11,376
Johnson Matthey PLC	39	1,291
JSR Corp.	81	1,457
K+S AG	32	3,988
Kaneka Corp.	152	941
Kansai Paint Co. Ltd.	143	999
Kazakhmys PLC	48	1,426
Kingboard Chemical Holdings Ltd.	224	1,077
Kinross Gold Corp.	104	1,896
Kobe Steel Ltd.	1,180	3,369
Koninklijke DSM NV	36	2,194
Lanxess AG	23	896
Lee & Man Paper Manufacturing Ltd.	288	341

NestEgg Dow Jones Target Date Funds	Schedule of Portfolio Investments
NestEgg Dow Jones 2020 Fund	July 31, 2008 - (Unaudited)

	Shares or
Security Description	Principal (Currency Noted)	Value ($)
Lihir Gold Ltd. (a)	693	1,775
Linde AG	22	3,065
Lonmin PLC	17	817
Lonza Group AG	13	1,894
Louisiana-Pacific Corp.	527	4,458
Lubrizol Corp.	191	9,512
Lundin Mining Corp. (a)	97	508
MeadWestvaco Corp.	523	14,022
Minara Resources Ltd.	229	418
Minerals Technologies, Inc.	122	7,870
Mitsubishi Chemical Holdings Co.	521	3,115
Mitsubishi Gas Chemical Co., Inc.	176	1,176
Mitsubishi Materials Corp.	474	1,876
Mitsui Chemicals, Inc.	298	1,439
Mitsui Mining & Smelting Co. Ltd	257	786
Monsanto Co.	307	36,567
Mosaic Co.	45	5,724
Neenah Paper, Inc.	55	1,027
Newcrest Mining Ltd.	126	3,498
Newmont Mining Corp.	233	11,175
Nine Dragons Paper Holdings Ltd.	442	346
Nippon Kayaku Co. Ltd.	143	912
Nippon Light Metal Co. Ltd.	479	719
Nippon Paint Co. Ltd.	246	1,026
Nippon Shokubai Co. Ltd.	141	976
Nippon Steel Corp.	3,124	17,953
Nippon Yakin Kogyo Co. Ltd.	105	579
Nissan Chemical Industries Ltd.	100	1,192
Nisshin Steel Co. Ltd.	322	1,006
Nitto Denko Corp.	62	1,787
Norske Skogindustrier ASA	88	361
Nova Chemicals Corp.	33	849
Nucor Corp.	160	9,155
Nufarm Ltd.	111	1,761
OJI Paper Co. Ltd.	384	1,947
Olin Corp.	450	13,383
OM Group, Inc. (a)	89	2,990
OneSteel Ltd.	437	2,790
Orica Ltd.	119	2,676
Osaka Titanium Technologies Co.	14	750

NestEgg Dow Jones Target Date Funds	Schedule of Portfolio Investments
NestEgg Dow Jones 2020 Fund	July 31, 2008 - (Unaudited)

	Shares or
Security Description	Principal (Currency Noted)	Value ($)
Outokumpu OYJ	40	941
Oxiana Ltd.	1,179	2,221
Pacific Metals Co. Ltd.	71	440
Paladin Energy Ltd. (a)	203	1,042
PaperlinX Ltd.	461	844
Plum Creek Timber Co., Inc.	458	22,314
Potash Corporation of Saskatchewan, Inc.	52	10,374
PPG Industries, Inc.	49	2,971
Praxair, Inc.	190	17,809
Rautaruukki OYJ	19	722
Rayonier, Inc.	213	9,951
Rengo Co. Ltd.	224	1,578
Rio Tinto Ltd.	124	14,645
Rio Tinto PLC	232	24,549
Rohm & Haas Co.	388	29,100
RPM International, Inc.	1,033	21,177
RTI International Metals, Inc. (a)	146	3,980
Salzgitter AG	7	1,147
Schulman A, Inc.	145	3,368
Sensient Technologies Corp.	419	13,039
SGL Carbon AG (a)	24	1,615
Shin-Etsu Chemical Co. Ltd.	155	9,554
Showa Denko KK	447	1,152
Sigma-Aldrich Corp.	250	15,185
Smurfit-Stone Container Corp. (a)	516	2,946
Solvac SA	7	1,048
Solvay SA	10	1,202
Ssab Svenskt Stal AB	34	944
Stillwater Mining Co. (a)	413	3,924
Stora Enso Oyj	101	920
Sumitomo Bakelite Co. Ltd.	174	903
Sumitomo Chemical Co. Ltd.	628	4,168
Sumitomo Forestry Co. Ltd.	135	1,095
Sumitomo Metal Industries Ltd.	1,670	8,111
Sumitomo Metal Mining Co. Ltd.	219	2,834
Syngenta AG	17	4,986
Taiyo Nippon Sanso Corp.	146	1,210
Teck Cominco Ltd.	80	3,674
ThyssenKrupp AG	68	3,792
Titanium Metals Corp.	133	1,498

NestEgg Dow Jones Target Date Funds	Schedule of Portfolio Investments
NestEgg Dow Jones 2020 Fund	July 31, 2008 - (Unaudited)

	Shares or
Security Description	Principal (Currency Noted)	Value ($)
Tokai Carbon Co. Ltd.	113	1,352
Tokuyama Corp.	98	620
Tokyo Steel Manufacturing Co.	76	856
Tosoh Corp.	228	991
UBE Industries Ltd.	412	1,489
Umicore Group	25	1,129
United States Steel Corp.	297	47,627
UPM-Kymmene Oyj	94	1,497
Uranium One, Inc. (a)	107	382
USEC, Inc. (a)	643	3,356
Valspar Corp.	824	17,856
Vedanta Resources PLC	34	1,360
Voestalpine AG	19	1,255
Vulcan Materials Co.	126	8,088
Wacker Chemie AG	5	1,044
Wausau Paper Corp.	388	3,438
Weyerhaeuser Co.	70	3,742
WR Grace & Co. (a)	172	4,432
Xstrata PLC	110	7,947
Yamana Gold, Inc.	113	1,397
Yamato Kogyo Co. Ltd.	26	1,178
Yara International ASA	46	3,322
Zeon Corp.	118	477
Zep, Inc.	89	1,519
		1,021,801

Communications (4.34%)
3Com Corp. (a)	821	1,543
Adaptec, Inc. (a)	937	3,420
Akamai Technologies, Inc. (a)	368	8,589
Alcatel-Lucent	409	2,466
Amazon.Com, Inc. (a)	147	11,222
American Tower Corp. (a)	260	10,894
Anixter International, Inc. (a)	170	11,565
APN News & Media Ltd.	253	748
Ariba, Inc. (a)	612	10,043
Arris Group, Inc. (a)	980	9,379
AT&T, Inc.	2,283	70,339
Atheros Communications, Inc. (a)	165	5,115
Avocent Corp. (a)	206	4,899

NestEgg Dow Jones Target Date Funds	Schedule of Portfolio Investments
NestEgg Dow Jones 2020 Fund	July 31, 2008 - (Unaudited)

	Shares or
Security Description	Principal (Currency Noted)	Value ($)
BCE, Inc.	144	5,476
Belgacom SA	30	1,188
Belo Corp.	767	5,208
Black Box Corp.	119	3,534
British Sky Broadcasting Group PLC	192	1,728
BT Group PLC	1,529	5,269
Cable & Wireless PLC	436	1,426
Cablevision Systems Corp. (a)	513	12,456
CBS Corp.	205	3,354
CenturyTel, Inc.	247	9,186
Charter Communications, Inc. (a)	1,589	1,811
Check Point Software Technologies Ltd. (a)	412	9,406
China Mobile Ltd.	1,582	21,272
China Netcom Group Corp.	741	2,280
China Unicom Ltd.	2,266	4,700
Ciena Corp. (a)	529	10,934
Cincinnati Bell, Inc. (a)	2,191	8,545
Cisco Systems, Inc. (a)	3,453	75,931
Comcast Corp. - A Shares	1,159	23,899
Comcast Corp. - SPL	505	10,373
CommScope, Inc. (a)	362	16,142
Consolidated Media Holdings Ltd.	166	460
Corning, Inc.	887	17,749
Crown Castle International Corp. (a)	570	21,774
CTC Media, Inc. (a)	52	1,202
Daily Mail & General Trust PLC	85	536
Dentsu, Inc.	1	2,214
Deutsche Telekom AG	531	9,228
Digital River, Inc. (a)	272	10,850
DIRECTV Group, Inc. (a)	365	9,862
Discovery Holding Co. (a)	819	16,282
DISH Network Corp. (a)	453	13,327
Earthlink, Inc. (a)	1,101	9,909
eBay, Inc. (a)	700	17,619
EchoStar Corp. (a)	80	2,559
Elisa OYJ	44	936
Embarq Corp.	408	18,674
Entercom Communications Corp.	189	1,159
Equinix, Inc. (a)	192	15,621
Ericsson	524	5,522

NestEgg Dow Jones Target Date Funds	Schedule of Portfolio Investments
NestEgg Dow Jones 2020 Fund	July 31, 2008 - (Unaudited)

	Shares or
Security Description	Principal (Currency Noted)	Value ($)
Expedia, Inc. (a)	511	10,000
Extreme Networks (a)	936	2,742
F5 Networks, Inc. (a)	438	12,768
Fairfax Media Ltd.	517	1,339
Fairpoint Communications, Inc.	20	139
Foxconn International Holdings Ltd. (a)	709	679
France Telecom SA	312	9,914
Frontier Communications Corp.	921	10,647
Gannett Co., Inc.	595	10,781
Gestevision Telecinco SA	45	610
GN Store Nord AS	104	526
Google, Inc. (a)	130	61,588
Hakuhodo DY Holdings, Inc.	19	1,032
Harmonic, Inc. (a)	863	6,723
Harris Corp.	299	14,397
Harte-Hanks, Inc.	393	4,877
Hellenic Telecommunications Organisation SA	53	1,108
HLTH Corp. (a)	351	3,840
Hutchison Telecommunications, Inc. (a)	997	1,309
IAC/InterActiveCorp. (a)	504	8,800
Idearc, Inc.	295	386
Informa PLC	116	1,004
Inmarsat PLC	149	1,420
InterDigital, Inc. (a)	315	7,311
Interpublic Group of Companies, Inc. (a)	1,280	11,251
Interwoven, Inc. (a)	338	4,759
ITV PLC	599	506
j2 Global Communications, Inc. (a)	343	8,222
JDS Uniphase Corp. (a)	359	3,924
John Wiley & Sons, Inc.	250	11,335
Juniper Networks, Inc. (a)	243	6,325
KDDI Corp.	1	5,756
Lagardere SCA	22	1,213
Lamar Advertising Co. (a)	118	4,482
Leap Wireless International, Inc. (a)	83	3,580
Lee Enterprises, Inc.	251	758
Liberty Media Corp. - Capital (a) ††	57	886
Liberty Media Corp. - Interactive (a) ††	266	3,732
Liberty Media Corp. (Entertainment) (a) ††	228	5,613
Manitoba Telecom Services, Inc.	29	1,156

NestEgg Dow Jones Target Date Funds	Schedule of Portfolio Investments
NestEgg Dow Jones 2020 Fund	July 31, 2008 - (Unaudited)

	Shares or
Security Description	Principal (Currency Noted)	Value ($)
Matsui Securities Co. Ltd.	149	1,076
McAfee, Inc. (a)	160	5,240
McClatchy Co.	394	1,682
Media General, Inc.	118	1,496
Mediaset SpA	127	905
Meredith Corp.	255	6,518
Modern Times Group AB	20	1,130
NetFlix, Inc. (a)	324	10,008
NeuStar, Inc. (a)	123	2,581
News Corp. - A Shares	1,103	15,585
News Corp. - B Shares	183	2,674
NII Holdings, Inc. (a)	307	16,781
Nippon Telegraph & Telephone Corp.	2	10,252
Nokia OYJ	695	19,135
NTT Data Corp.	1	4,134
NTT DoCoMo, Inc.	6	9,710
NutriSystem, Inc.	134	2,306
Oki Electric Industry Co. Ltd.	645	980
PagesJaunes Groupe	62	842
PCCW Ltd.	2,009	1,275
Pearson PLC	143	1,843
Plantronics, Inc.	333	8,109
Polycom, Inc. (a)	191	4,508
Portugal Telecom SGPS SA	164	1,806
Priceline.com, Inc. (a)	23	2,644
PT Multimedia Servicos de Telecomunicacoes & Multimedia SA	23	224
Publicis Groupe SA	29	953
Qualcomm, Inc.	914	50,581
Radio One, Inc. (a)	588	582
Rakuten, Inc.	4	2,024
RCN Corp. (a)	202	2,458
RealNetworks, Inc. (a)	808	5,551
Reed Elsevier NV	95	1,578
Reed Elsevier PLC	194	2,216
RF Micro Devices, Inc. (a)	1,900	6,213
RH Donnelley Corp. (a)	118	183
Rogers Communications, Inc.	84	2,838
Royal KPN NV	321	5,613
S1 Corp. (a)	403	3,272
Sanoma-Wsoy Oyj	39	849

NestEgg Dow Jones Target Date Funds	Schedule of Portfolio Investments
NestEgg Dow Jones 2020 Fund	July 31, 2008 - (Unaudited)

	Shares or
Security Description	Principal (Currency Noted)	Value ($)
SAVVIS, Inc. (a)	118	1,903
SBA Communications Corp. (a)	581	22,014
SBI E*trade Securities Co. Ltd.	1	754
SBI Holdings, Inc./Japan	4	958
Seat Pagine Gialle SpA	2,224	254
Seek Ltd.	173	815
SES - FDR	63	1,544
Seven Network Ltd.	129	897
Shaw Communications, Inc.	68	1,442
Sinclair Broadcast Group, Inc.	416	3,174
Singapore Press Holdings Ltd.	598	1,762
Singapore Telecommunications Ltd.	2,010	5,262
Sirius Satellite Radio, Inc. (a)	2,392	3,827
Societe Television Francaise 1	37	638
Softbank Corp.	272	5,012
SonicWALL, Inc. (a)	406	2,371
Sonus Networks, Inc. (a)	1,712	6,215
Sprint Nextel Corp.	910	7,407
Swisscom AG	4	1,295
Sycamore Networks, Inc. (a)	1,480	5,150
Symantec Corp. (a)	549	11,567
Tandberg ASA	54	957
Tekelec (a)	505	7,873
Tele2 AB - B shares	71	1,249
Telecom Corp. of New Zealand Ltd.	683	1,910
Telecom Italia RNC	1,065	1,441
Telecom Italia SpA	1,941	3,521
Telefonica SA	763	19,913
Telekom Austria AG	59	1,219
Telenor ASA	137	2,086
Telephone & Data Systems, Inc. - Special Common Shares	107	4,232
Telephone & Data Systems, Inc.	106	4,494
Television Broadcasts Ltd.	181	1,016
TeliaSonera AB	326	2,493
Tellabs, Inc. (a)	1,212	6,230
Telstra Corp. Ltd.	1,418	6,010
Telus Corp.	31	1,150
Telus Corp. - Non Voting Shares	28	984
Tencent Holdings Ltd.	280	2,496
The McGraw-Hill Companies, Inc.	212	8,622

NestEgg Dow Jones Target Date Funds	Schedule of Portfolio Investments
NestEgg Dow Jones 2020 Fund	July 31, 2008 - (Unaudited)

	Shares or
Security Description	Principal (Currency Noted)	Value ($)
The New York Times Co.	431	5,426
Thomson Corp.	33	1,065
Thomson Reuters PLC	35	949
Tibco Software, Inc. (a)	1,360	11,166
Time Warner, Inc.	2,045	29,284
Trend Micro, Inc.	41	1,437
Trinity Mirror PLC	120	205
TW Telecom, Inc. (a)	302	4,826
United Internet AG	69	1,335
United Online, Inc.	504	5,473
US Cellular Corp. (a)	22	1,312
Valueclick, Inc. (a)	655	7,795
VeriSign, Inc. (a)	425	13,830
Verizon Communications, Inc.	1,089	37,070
Viacom, Inc. (a)	292	8,156
Vignette Corp. (a)	169	1,903
Virgin Media, Inc.	608	6,822
Vivendi SA	205	8,625
Vodafone Group PLC	12,598	33,963
VTech Holdings Ltd.	138	844
The Walt Disney Co.	1,001	30,380
The Washington Post Co.	10	6,183
Websense, Inc. (a)	184	3,840
West Australian Newspapers Holdings Ltd.	102	854
Windstream Corp.	1,362	16,235
Wolters Kluwer NV	55	1,286
WPP Group PLC	216	2,071
Yahoo! Japan Corp.	6	2,289
Yahoo!, Inc. (a)	724	14,398
Yell Group PLC	138	193
Yellow Pages Income Fund	99	873
		1,447,861

Consumer, Cyclical (5.10%)
99 Cents Only Stores (a)	394	2,636
Abercrombie & Fitch Co.	190	10,492
Accor SA	37	2,485
AcCordia Golf Co. Ltd.	1	1,072
Adidas AG	36	2,210
Advance Auto Parts, Inc.	120	4,931

NestEgg Dow Jones Target Date Funds	Schedule of Portfolio Investments
NestEgg Dow Jones 2020 Fund	July 31, 2008 - (Unaudited)

	Shares or
Security Description	Principal (Currency Noted)	Value ($)
Aeon Co. Ltd.	303	3,707
Aeropostale, Inc. (a)	409	13,190
Air France-KLM	34	852
Aisin Seiki Co. Ltd.	79	2,069
Alaska Air Group, Inc. (a)	301	5,382
Alimentation Couche Tard, Inc.	64	700
All Nippon Airways Co. Ltd.	330	1,211
American Axle & Manufacturing Holdings, Inc.	306	1,799
AMR Corp. (a)	525	4,741
Aoyama Trading Co. Ltd.	43	762
Arcandor AG (a)	40	464
Aristocrat Leisure Ltd.	182	831
ArvinMeritor, Inc.	501	6,919
Asics Corp.	91	851
AutoNation, Inc. (a)	304	3,137
Autozone, Inc. (a)	84	10,944
Bally Technologies, Inc. (a)	286	9,092
Barratt Developments PLC	66	124
Bayerische Motoren Werke AG	57	2,572
Bed Bath & Beyond, Inc. (a)	588	16,364
Bellway PLC	49	463
Berkeley Group Holdings PLC	37	528
Best Buy Co., Inc.	166	6,594
Big Lots, Inc. (a)	369	11,240
Billabong International Ltd.	90	865
BJ's Wholesale Club, Inc. (a)	134	5,029
Blockbuster, Inc. (a)	938	2,617
Bob Evans Farms, Inc.	308	8,821
Borders Group, Inc.	341	1,671
BorgWarner, Inc.	202	8,145
Boyd Gaming Corp.	103	1,028
Bridgestone Corp.	270	4,417
Brightpoint, Inc. (a)	408	2,811
Brinker International, Inc.	283	5,204
British Airways PLC	154	779
Brown Shoe Co., Inc.	181	2,921
Brunswick Corp.	448	5,779
Burberry Group PLC	96	857
Callaway Golf Co.	569	7,215
Canadian Tire Corp. Ltd.	16	851

NestEgg Dow Jones Target Date Funds	Schedule of Portfolio Investments
NestEgg Dow Jones 2020 Fund	July 31, 2008 - (Unaudited)

	Shares or
Security Description	Principal (Currency Noted)	Value ($)
Canon Marketing Japan, Inc.	69	1,021
Carmax, Inc. (a)	366	4,904
Carnival Corp.	139	5,135
Carnival PLC	30	1,056
Carphone Warehouse Group PLC	171	641
Casey's General Stores, Inc.	349	8,585
Cathay Pacific Airways Ltd.	474	915
Centex Corp.	120	1,762
Charming Shoppes, Inc. (a)	890	4,851
Chico's FAS, Inc. (a)	723	4,027
China Travel International Investment Ltd.	1,859	503
Choice Hotels International, Inc.	50	1,243
Christopher & Banks Corp.	294	2,558
Cintas Corp.	169	4,806
Circuit City Stores, Inc.	1,486	3,002
Citizen Holdings Co. Ltd.	144	1,024
Coach, Inc. (a)	161	4,107
Compagnie Financiere Richemont SA	92	5,538
Compass Group PLC	353	2,560
Continental AG	26	2,929
Continental Airlines, Inc. (a)	217	2,979
Cooper Tire & Rubber Co.	422	3,887
Copart, Inc. (a)	383	16,798
Costco Wholesale Corp.	265	16,610
Crocs, Inc. (a)	137	608
Crown Ltd.	166	1,241
CVS Caremark Corp.	845	30,843
Daihatsu Motor Co. Ltd.	122	1,454
Daimler AG	171	9,971
Daiwa House Industry Co. Ltd.	227	2,157
Darden Restaurants, Inc.	344	11,204
David Jones Ltd.	253	810
Deckers Outdoor Corp. (a)	38	4,294
Denso Corp.	199	5,192
Denway Motors Ltd.	2,650	948
Deutsche Lufthansa AG	44	1,017
Dick's Sporting Goods, Inc. (a)	510	8,951
Dillard's, Inc.	454	4,590
DineEquity, Inc.	70	1,617
DR Horton, Inc.	755	8,396

NestEgg Dow Jones Target Date Funds	Schedule of Portfolio Investments
NestEgg Dow Jones 2020 Fund	July 31, 2008 - (Unaudited)

	Shares or
Security Description	Principal (Currency Noted)	Value ($)
Dress Barn, Inc. (a)	370	5,968
DSG International PLC	392	350
Esprit Holdings Ltd.	393	4,224
Ethan Allen Interiors, Inc.	270	6,777
Family Dollar Stores, Inc.	294	6,850
FamilyMart Co. Ltd.	48	2,100
Fast Retailing Co. Ltd.	30	3,367
Fastenal Co.	304	14,853
Fiat SpA	124	2,143
Finish Line, Inc	41	445
Foot Locker, Inc.	318	4,789
Ford Motor Co. (a)	1,012	4,858
Fossil, Inc. (a)	144	3,856
Fred's, Inc.	247	3,176
Fuji Heavy Industries Ltd.	266	1,435
Furniture Brands International, Inc.	300	3,561
Futaba Industrial Co. Ltd.	50	987
Galaxy Entertainment Group Ltd. (a)	1,221	513
GameStop Corp. (a)	306	12,396
Gaylord Entertainment Co. (a)	260	7,810
General Motors Corp.	161	1,782
Genesco, Inc. (a)	121	3,557
Genuine Parts Co.	446	17,889
Gildan Activewear, Inc. (a)	36	916
GKN PLC	158	668
GOME Electrical Appliances Holdings Ltd.	3,076	1,297
Grafton Group PLC	90	536
Green Hospital Supply, Inc.	1	489
Group 1 Automotive, Inc.	199	3,910
Guess ?, Inc.	92	2,914
Gunze Ltd.	228	976
Gymboree Corp. (a)	164	6,134
H2O Retailing Corp.	129	837
Harman International Industries, Inc.	111	4,570
Harvey Norman Holdings Ltd.	335	1,025
Hasbro, Inc.	392	15,178
Haseko Corp.	467	515
Hennes & Mauritz AB	87	4,671
Herman Miller, Inc.	90	2,353
Hermes International SA	13	2,078

NestEgg Dow Jones Target Date Funds	Schedule of Portfolio Investments
NestEgg Dow Jones 2020 Fund	July 31, 2008 - (Unaudited)

	Shares or
Security Description	Principal (Currency Noted)	Value ($)
Hino Motors Ltd.	177	935
Hitachi High-Technologies Corp.	51	997
HNI Corp.	155	3,356
Home Depot, Inc.	609	14,512
Home Retail Group PLC	155	667
Honda Motor Co. Ltd.	929	30,052
Iberia Lineas Aereas de Espana SA	263	792
Inchcape PLC	132	657
Inditex SA	45	2,180
Ingram Micro, Inc. (a)	313	5,769
Insight Enterprises, Inc. (a)	339	4,326
Interface, Inc.	382	4,527
International Game Technology	202	4,385
International Speedway Corp.	198	7,284
Isetan Mitsukoshi Holdings Ltd.	173	1,995
Isuzu Motors Ltd.	590	2,565
Itochu Corp.	601	6,016
Izumi Co. Ltd.	78	1,218
J Crew Group, Inc. (a)	286	8,225
J Front Retailing Co. Ltd.	309	1,684
Jack in the Box, Inc. (a)	390	8,416
Jakks Pacific, Inc. (a)	222	4,880
Japan Airlines Corp.	639	1,309
Jardine Cycle & Carriage Ltd.	117	1,492
JC Penney Co., Inc.	509	15,692
JetBlue Airways Corp. (a)	1,419	7,478
Johnson Controls, Inc.	198	5,972
Jones Apparel Group, Inc.	451	7,550
JTEKT Corp.	86	1,295
Kesa Electricals PLC	189	564
Kingfisher PLC	415	974
Kloeckner & Co. AG	17	859
Kohl's Corp. (a)	185	7,753
Koito Manufacturing Co. Ltd.	106	1,421
Kokuyo Co. Ltd.	113	992
K's Holdings Corp.	46	818
Kuraray Co. Ltd.	139	1,511
Ladbrokes PLC	149	745
Las Vegas Sands Corp. (a)	46	2,094
Lawson, Inc.	36	1,862

NestEgg Dow Jones Target Date Funds	Schedule of Portfolio Investments
NestEgg Dow Jones 2020 Fund	July 31, 2008 - (Unaudited)

	Shares or
Security Description	Principal (Currency Noted)	Value ($)
La-Z-Boy, Inc.	416	3,070
Lear Corp. (a)	564	8,127
Li & Fung Ltd.	828	2,828
Li Ning Co. Ltd.	519	1,269
Life Time Fitness, Inc. (a)	155	4,617
Lifestyle International Holdings Ltd.	618	932
Liz Claiborne, Inc.	209	2,732
LKQ Corp. (a)	262	5,371
Longs Drug Stores Corp.	206	9,631
Lowe's Companies, Inc.	844	17,150
Limited Brands, Inc.	788	12,994
Macrovision Solutions Corp. (a)	186	2,827
Macy's, Inc.	150	2,822
Magna International, Inc.	19	1,120
Marks & Spencer Group PLC	301	1,542
Marriott International, Inc.	143	3,705
Marubeni Corp.	610	4,484
Marui Group Co. Ltd.	128	990
Matsushita Electric Industrial Co. Ltd.	815	17,451
Mattel, Inc.	891	17,865
Mazda Motor Corp.	354	2,054
McDonald's Corp.	441	26,367
Men's Wearhouse, Inc.	312	6,212
MGM Mirage (a)	51	1,480
Michelin	25	1,660
Mitchells & Butlers PLC	79	388
Mitsubishi Corp.	809	23,771
Mitsubishi Logistics Corp.	84	1,018
Mitsubishi Motors Corp. (a)	1,474	2,446
Mitsubishi Rayon Co. Ltd.	227	699
Mitsui & Co. Ltd.	651	13,486
Modine Manufacturing Co.	184	3,209
Mohawk Industries, Inc. (a)	70	4,128
MSC Industrial Direct Co.	316	15,073
Nagase & Co. Ltd.	100	1,050
Namco Bandai Holdings, Inc.	93	1,128
Newell Rubbermaid, Inc.	747	12,348
Next PLC	40	757
NGK Spark Plug Co. Ltd.	73	824
NHK Spring Co. Ltd.	138	977

NestEgg Dow Jones Target Date Funds	Schedule of Portfolio Investments
NestEgg Dow Jones 2020 Fund	July 31, 2008 - (Unaudited)

	Shares or
Security Description	Principal (Currency Noted)	Value ($)
Nintendo Co. Ltd.	43	20,965
Nippon Seiki Co. Ltd.	45	649
Nissan Motor Co. Ltd.	956	7,443
Nisshinbo Industries, Inc.	101	1,222
Nissin Kogyo Co. Ltd.	42	719
Nitori Co. Ltd.	24	1,313
NOK Corp.	61	888
Nokian Renkaat OYJ	37	1,609
Nordstrom, Inc.	228	6,553
Nu Skin Enterprises, Inc.	334	5,397
OfficeMax, Inc.	627	8,001
Onward Holdings Co. Ltd.	104	1,138
OPAP SA	37	1,328
O'Reilly Automotive, Inc. (a)	193	4,929
Orient-Express Hotels Ltd.	220	7,324
Oshkosh Truck Corp.	124	2,237
Pacific Sunwear Of California (a)	632	5,505
Panera Bread Co. (a)	197	9,870
Parkson Retail Group Ltd. (a)	825	1,140
Penn National Gaming, Inc. (a)	123	3,509
PEP Boys-Manny Moe & Jack	239	1,764
Persimmon PLC	53	303
PetSmart, Inc.	229	5,201
Peugeot SA	29	1,427
PF Chang's China Bistro, Inc. (a)	102	2,652
Phillips-Van Heusen Corp.	254	8,992
Pier 1 Imports, Inc. (a)	637	2,357
Pinnacle Entertainment, Inc. (a)	249	2,814
Pioneer Corp.	92	720
Pirelli & C SpA	1,093	682
Polo Ralph Lauren Corp.	104	6,154
Pool Corp.	207	4,571
PPR	14	1,532
Praktiker Bau-und Heimwerkerm AG	28	450
Puma AG Rudolf Dassler Sport	3	973
Punch Taverns PLC	53	268
Qantas Airways Ltd.	369	1,154
Quiksilver, Inc. (a)	854	6,550
RadioShack Corp.	276	4,604
Reece Australia Ltd.	53	986

NestEgg Dow Jones Target Date Funds	Schedule of Portfolio Investments
NestEgg Dow Jones 2020 Fund	July 31, 2008 - (Unaudited)

	Shares or
Security Description	Principal (Currency Noted)	Value ($)
Regal Entertainment Group	681	11,339
Regis Corp.	300	8,397
Renault SA	35	2,932
Rite Aid Corp. (a)	1,115	1,427
RONA, Inc. (a)	59	659
Ross Stores, Inc.	384	14,577
Royal Caribbean Cruises Ltd.	399	10,167
Ruby Tuesday, Inc. (a)	391	2,690
Ryland Group, Inc.	149	3,068
Ryohin Keikaku Co. Ltd.	21	1,232
Saks, Inc. (a)	1,020	10,394
Sally Beauty Holdings, Inc. (a)	606	4,484
Sankyo Co. Ltd.	31	1,888
Scientific Games Corp. (a)	105	3,186
Sears Holdings Corp. (a)	30	2,430
Sega Sammy Holdings, Inc.	86	805
Sekisui Chemical Co. Ltd.	189	1,205
Sekisui House Ltd.	217	2,046
Select Comfort Corp. (a)	203	402
Seven & I Holdings Co. Ltd.	427	13,101
Shangri-La Asia Ltd.	536	1,153
Shimachu Co. Ltd.	44	1,089
Shimamura Co. Ltd.	13	795
Shimano, Inc.	39	1,807
Shoppers Drug Mart Corp.	38	2,017
Singapore Airlines Ltd.	190	2,098
Sky City Entertainment Group Ltd.	342	866
Skywest, Inc.	443	6,742
Sodexho Alliance SA	19	1,247
Sojitz Corp.	358	1,105
Sony Corp.	443	16,918
Southwest Airlines Co.	333	5,191
Staples, Inc.	434	9,765
Starbucks Corp. (a)	471	6,919
Starwood Hotels & Resorts Worldwide, Inc.	330	11,316
Steelcase, Inc.	335	3,337
Sumitomo Corp.	474	6,450
Sumitomo Rubber Industries, Inc.	104	834
The Sumitomo Warehouse Co. Ltd.	202	880
Superior Industries International, Inc.	171	2,888

NestEgg Dow Jones Target Date Funds	Schedule of Portfolio Investments
NestEgg Dow Jones 2020 Fund	July 31, 2008 - (Unaudited)

	Shares or
Security Description	Principal (Currency Noted)	Value ($)
Suzuki Motor Corp.	171	3,757
Swatch Group AG BR	6	1,403
Swatch Group AG REG	21	926
TABCorp. Holdings Ltd.	205	1,676
Takashimaya Co. Ltd.	118	1,001
Takata Corp.	37	563
Target Corp.	447	20,218
Tatts Group Ltd.	480	1,112
Taylor Wimpey PLC	203	158
Tech Data Corp. (a)	480	16,738
Teijin Ltd.	352	1,067
The Cato Corp.	249	4,455
The Cheesecake Factory (a)	432	6,083
The Hongkong & Shanghai Hotels Ltd.	741	1,142
Thomson	75	331
Tim Hortons, Inc.	40	1,088
Timberland Co. (a)	199	2,854
TJX Companies, Inc.	290	9,776
Toho Co. Ltd.	68	1,434
Tokai Rika Co. Ltd.	47	809
Toll Brothers, Inc. (a)	390	7,835
Toray Industries, Inc.	531	2,673
Toro Co.	252	8,203
Toto Ltd.	147	1,076
Toyobo Co. Ltd.	461	914
Toyoda Gosei Co. Ltd.	39	1,075
Toyota Boshoku Corp.	48	1,066
Toyota Industries Corp.	85	2,466
Toyota Motor Corp.	1,463	63,193
Toyota Tsusho Corp.	87	1,726
Tractor Supply Co. (a)	213	8,096
Triarc Companies, Inc.	297	1,657
TUI AG	44	1,014
TUI Travel PLC	202	801
UAL Corp. (a)	147	1,222
Under Armour, Inc. (a)	202	5,888
United Stationers, Inc. (a)	115	4,408
UNY Co. Ltd.	117	1,233
Urban Outfitters, Inc. (a)	274	9,045
US Airways Group, Inc. (a)	198	1,002

NestEgg Dow Jones Target Date Funds	Schedule of Portfolio Investments
NestEgg Dow Jones 2020 Fund	July 31, 2008 - (Unaudited)

	Shares or
Security Description	Principal (Currency Noted)	Value ($)
USS Co. Ltd.	19	1,273
Vail Resorts, Inc. (a)	204	8,238
Valeo SA	24	781
VF Corp.	228	16,320
Virgin Blue Holdings Ltd.	229	170
Volkswagen AG	25	7,970
Wacoal Holdings Corp.	101	1,156
Walgreen Co.	593	20,364
Wal-Mart Stores, Inc.	914	53,579
Watsco, Inc.	99	4,937
Wendy's International, Inc.	195	4,475
Wesco International, Inc. (a)	165	6,212
Whirlpool Corp.	220	16,654
William Hill PLC	101	629
Williams-Sonoma, Inc.	109	1,901
WMS Industries, Inc. (a)	233	6,566
Wolseley PLC	117	792
Wolverine World Wide, Inc.	466	12,454
World Fuel Services Corp.	116	2,796
WW Grainger, Inc.	128	11,455
Wyndham Worldwide Corp.	228	4,090
Wynn Resorts Ltd. (a)	31	3,022
Yamada Denki Co. Ltd.	34	2,320
Yamaha Corp.	78	1,609
Yamaha Motor Co. Ltd.	82	1,391
The Yokohama Rubber Co. Ltd.	173	843
Yum! Brands, Inc.	307	10,995
Zale Corp. (a)	429	9,489
		1,700,684

Consumer, Non-cyclical (4.68%)
ABB Grain Ltd.	159	1,198
ABC Learning Centres Ltd.	220	150
Abertis Infraestructuras SA	44	938
Accenture Ltd.	370	15,449
ACCO Brands Corp. (a)	368	3,154
Adecco SA	22	1,014
Administaff, Inc.	103	2,957
Aggreko PLC	111	1,564
Ajinomoto Co., Inc.	246	2,531

NestEgg Dow Jones Target Date Funds	Schedule of Portfolio Investments
NestEgg Dow Jones 2020 Fund	July 31, 2008 - (Unaudited)

	Shares or
Security Description	Principal (Currency Noted)	Value ($)
Alberto-Culver Co.	229	6,144
Alexion Pharmaceuticals, Inc. (a)	191	17,904
Alliance Data Systems Corp. (a)	141	9,045
Altria Group, Inc.	765	15,568
American Greetings Corp.	412	6,106
Anheuser-Busch Co., Inc.	236	15,989
Apollo Group, Inc. (a)	274	17,067
Arbitron, Inc.	188	8,836
Archer-Daniels-Midland Co.	360	10,307
Asahi Breweries Ltd.	179	3,376
Associated British Foods PLC	72	1,022
Atlantia SpA	50	1,343
Avery Dennison Corp.	246	10,824
Avis Budget Group, Inc. (a)	701	4,276
Babcock International Group PLC	118	1,415
BearingPoint, Inc. (a)	1,527	1,344
Beiersdorf AG	18	1,169
Benesse Corp.	40	1,754
Biogen Idec, Inc. (a)	139	9,697
Bio-Rad Laboratories, Inc. (a)	118	10,514
Blyth, Inc.	243	3,536
Bowne & Co., Inc.	237	3,064
Brisa-Auto Estradas de Portugal, SA (BRISA)	91	926
British American Tobacco PLC	257	9,309
Brown-Forman Corp.	139	10,002
Bunzl PLC	93	1,165
C&C Group PLC	152	716
Cadbury PLC	238	2,825
Capita Group PLC	105	1,431
Carlsberg A/S	10	816
Carrefour SA	96	4,931
Casino Guichard Perrachon SA	13	1,304
Celera Corp. (a)	707	9,651
Celgene Corp. (a)	188	14,192
Centene Corp. (a)	403	8,991
Central European Distribution Corp. (a)	190	13,862
Cepheid, Inc. (a)	160	2,739
Charles River Laboratories International, Inc. (a)	67	4,453
Chemed Corp.	158	6,762
China Mengniu Dairy Co. Ltd.	354	1,048

NestEgg Dow Jones Target Date Funds	Schedule of Portfolio Investments
NestEgg Dow Jones 2020 Fund	July 31, 2008 - (Unaudited)

	Shares or
Security Description	Principal (Currency Noted)	Value ($)
ChoicePoint, Inc. (a)	128	6,125
Christian Dior SA	10	1,083
Church & Dwight Co., Inc.	401	22,003
Cintra Concesiones de Infraest	85	963
Clorox Co.	252	13,734
Coca Cola Hellenic Bottling Co.	42	1,033
Coca-Cola Amatil Ltd.	195	1,418
Coca-Cola Co.	800	41,198
Coca-Cola West Holdings Co. Ltd.	60	1,326
Colgate-Palmolive Co.	294	21,833
Colruyt SA	6	1,678
ConAgra Foods, Inc.	134	2,905
Constellation Brands, Inc. (a)	424	9,124
Convergys Corp. (a)	284	3,607
Corinthian Colleges, Inc. (a)	593	9,340
Corn Products International, Inc.	428	19,904
Corporate Executive Board Co.	63	2,361
Corrections Corporation of America (a)	758	21,245
Cosco Pacific Ltd.	470	824
CSL Ltd.	210	6,843
Dai Nippon Printing Co. Ltd.	264	3,641
Dairy Farm International Holdings Ltd.	440	2,169
Danisco A/S	17	1,166
Dean Foods Co. (a)	191	4,068
Del Monte Foods Co.	386	3,277
Delhaize Group	17	936
Deluxe Corp.	353	5,048
DeVry, Inc.	61	3,465
Diageo PLC	477	8,323
Dr Pepper Snapple Group, Inc. (a)	44	909
Enzon Pharmaceuticals, Inc. (a)	355	2,904
Experian Group Ltd.	181	1,410
Ezaki GliCo. Co. Ltd.	126	1,475
Forrester Research, Inc. (a)	53	1,786
Fortune Brands, Inc.	41	2,350
Foster's Group Ltd.	765	3,574
Fresh Del Monte Produce, Inc. (a)	377	7,947
FTI Consulting, Inc. (a)	257	18,288
G4S PLC	281	1,075
Genentech, Inc. (a)	281	26,765

NestEgg Dow Jones Target Date Funds	Schedule of Portfolio Investments
NestEgg Dow Jones 2020 Fund	July 31, 2008 - (Unaudited)

	Shares or
Security Description	Principal (Currency Noted)	Value ($)
General Mills, Inc.	142	9,143
Genzyme Corp. (a)	160	12,264
George Weston Ltd.	17	740
Golden Agri-Resources Ltd.	3,056	1,598
Goodman Fielder Ltd.	571	704
Greene King PLC	61	626
H&R Block, Inc.	819	19,926
Hansen Natural Corp. (a)	130	2,972
Hays PLC	385	612
Heineken Holding NV	23	987
Heineken NV	43	2,008
Henkel KGaA	25	958
Hershey Co.	281	10,332
Hewitt Associates, Inc. (a)	453	16,693
Hillenbrand, Inc.	131	3,033
HJ Heinz Co.	100	5,038
Hormel Foods Corp.	157	5,679
House Foods Corp.	84	1,380
Human Genome Sciences, Inc. (a)	885	5,868
Husqvarna AB	89	742
IAWS Group PLC	59	1,371
Illumina, Inc. (a)	32	2,984
Imperial Tobacco Group PLC	122	4,569
InBev NV	36	2,429
InterMune, Inc. (a)	119	2,044
Intertek Group PLC	62	1,245
Invitrogen Corp. (a)	158	7,007
Iron Mountain, Inc. (a)	400	11,600
Isis Pharmaceuticals, Inc. (a)	255	4,368
Ito En Ltd.	41	609
ITT Educational Services, Inc. (a)	70	6,201
J Sainsbury PLC	265	1,657
Japan Tobacco, Inc.	2	9,362
Kagome Co. Ltd.	75	1,114
Kamigumi Co. Ltd.	144	1,058
Kao Corp.	197	5,122
Kerry Group PLC	47	1,327
Kesko OYJ	23	640
Kikkoman Corp.	92	1,141
Kimberly-Clark Corp.	153	8,848

NestEgg Dow Jones Target Date Funds	Schedule of Portfolio Investments
NestEgg Dow Jones 2020 Fund	July 31, 2008 - (Unaudited)

	Shares or
Security Description	Principal (Currency Noted)	Value ($)
Kirin Holdings Co. Ltd.	363	5,548
Koninklijke Ahold NV	220	2,514
Kraft Foods, Inc.	523	16,642
Lender Processing Services, Inc. (a)	198	6,603
Lighthouse Caledonia ASA (a)	8	9
Lion Corp.	226	1,018
Lion Nathan Ltd.	171	1,422
Loblaw Companies Ltd.	27	765
L'Oreal SA	46	4,836
Marine Harvest (a)	981	705
Mastercard, Inc.	12	2,930
McCormick & Co., Inc.	303	12,150
McKesson Corp.	176	9,854
Meiji Dairies Corp.	211	1,089
Meiji Seika Kaisha Ltd.	282	1,328
Metcash Ltd.	325	1,221
Metro AG	29	1,641
Metro, Inc.	35	841
Michael Page International PLC	112	574
Millipore Corp. (a)	91	6,402
Monster Worldwide, Inc. (a)	198	3,513
Moody's Corp.	99	3,446
MPS Group, Inc. (a)	695	8,006
Myriad Genetics, Inc. (a)	293	19,485
Nestle SA	710	31,233
Nichirei Corp.	260	1,530
Nippon Meat Packers, Inc.	115	1,823
Nippon Suisan Kaisha Ltd.	221	1,073
Nisshin Seifun Group, Inc.	134	1,842
Nissin Food Products Co. Ltd.	41	1,345
Novozymes A/S	10	949
NuVasive, Inc. (a)	101	5,673
Olam International Ltd.	629	1,044
Pacific Brands Ltd.	420	765
Parexel International Corp. (a)	378	11,049
Parmalat SpA	347	864
PDL BioPharma, Inc. (a)	198	2,212
Pepsi Bottling Group, Inc.	324	9,023
PepsiAmericas, Inc.	157	3,716
PepsiCo, Inc.	942	62,700

NestEgg Dow Jones Target Date Funds	Schedule of Portfolio Investments
NestEgg Dow Jones 2020 Fund	July 31, 2008 - (Unaudited)

	Shares or
Security Description	Principal (Currency Noted)	Value ($)
Pernod-Ricard SA	30	2,627
Pharmaceutical Product Development, Inc.	177	6,751
PHH Corp. (a)	223	3,454
Philip Morris International, Inc.	616	31,816
Premier Foods PLC	240	413
Pre-Paid Legal Services, Inc. (a)	56	2,353
Procter & Gamble Co.	1,759	115,179
QP Corp.	129	1,190
Quanta Services, Inc. (a)	167	5,157
RalCorp Holdings, Inc. (a)	163	8,795
Randstad Holding NV	34	967
Reckitt Benckiser Group PLC	107	5,856
Regeneron Pharmaceuticals, Inc. (a)	405	8,865
Rent-A-Center, Inc. (a)	626	13,271
Rentokil Initial PLC	390	518
Resources Connection, Inc. (a)	191	4,420
Reynolds American, Inc.	47	2,624
Robert Half International, Inc.	283	7,157
RR Donnelley & Sons Co.	604	16,127
SABMiller PLC	150	3,118
Safeway, Inc.	143	3,821
SAIC, Inc. (a)	1,124	21,232
Sapporo Holdings Ltd.	207	1,491
Saputo, Inc.	52	1,346
Sara Lee Corp.	198	2,705
SECOM Co. Ltd.	85	3,924
Securitas AB	81	943
Serco Group PLC	139	1,132
Service Corporation International	2,359	22,576
SGS SA	1	1,415
Shiseido Co. Ltd.	149	3,322
Smithfield Foods, Inc. (a)	370	7,948
Societe Des Autoroutes SA	13	1,115
Sohgo Security Services Co. Ltd.	76	894
Sotheby's	345	9,570
Spherion Corp. (a)	350	1,712
Stewart Enterprises, Inc.	773	6,887
Strayer Education, Inc.	76	16,925
Supervalu, Inc.	569	14,578
Swedish Match AB	63	1,257

NestEgg Dow Jones Target Date Funds	Schedule of Portfolio Investments
NestEgg Dow Jones 2020 Fund	July 31, 2008 - (Unaudited)

	Shares or
Security Description	Principal (Currency Noted)	Value ($)
Sysco Corp.	301	8,536
Takara Holdings, Inc.	201	1,315
Tate & Lyle PLC	108	836
TeleTech Holdings, Inc. (a)	167	2,271
Tesco PLC	1,403	10,020
Thai Beverage PCL	6,920	1,088
The JM Smucker Co.	120	5,849
Tingyi Cayman Islands Holding Corp.	1,418	1,709
Toppan Printing Co. Ltd.	253	2,627
Toyo Suisan Kaisha Ltd.	76	1,920
Transurban Group	366	1,792
Tyson Foods, Inc.	783	11,667
Unicharm Corp.	23	1,627
Unilever NV	303	8,385
Unilever PLC	232	6,381
United Rentals, Inc. (a)	658	10,646
Universal Corp./Richmond VA	190	9,808
UST, Inc.	311	16,362
Valassis Communications, Inc. (a)	418	3,687
Vertex Pharmaceuticals, Inc. (a)	223	7,694
Viad Corp.	126	3,840
VistaPrint Ltd. (a)	273	7,035
Watson Wyatt Worldwide, Inc.	224	12,979
WD-40 Co.	140	4,784
Weight Watchers International, Inc.	60	2,146
The Western Union Co.	456	12,604
Whole Foods Market, Inc.	239	5,299
Wilmar International Ltd.	927	2,990
WM Morrison Supermarkets PLC	409	2,099
WM Wrigley Jr Co.	143	11,291
WM Wrigley Jr Co.- B Shares	28	2,209
Woolworths Ltd.	457	10,846
Yakult Honsha Co. Ltd.	62	1,776
Yamazaki Baking Co. Ltd.	156	1,797
		1,560,249

Energy (5.21%)
Acergy SA	46	777
Advantage Energy Income Fund	33	355
Alpha Natural Resources, Inc. (a)	402	39,778

NestEgg Dow Jones Target Date Funds	Schedule of Portfolio Investments
NestEgg Dow Jones 2020 Fund	July 31, 2008 - (Unaudited)

	Shares or
Security Description	Principal (Currency Noted)	Value ($)
Anadarko Petroleum Corp.	152	8,802
Apache Corp.	107	12,002
Arch Coal, Inc.	295	16,611
Atwood Oceanics, Inc. (a)	276	12,671
Australian Worldwide Exploration Ltd. (a)	422	1,379
Baker Hughes, Inc.	159	13,183
BG Group PLC	631	14,329
BJ Services Co.	767	22,550
Bourbon SA	19	1,103
BP PLC	4,402	45,488
Cabot Oil & Gas Corp.	65	2,861
Caltex Australia Ltd.	58	650
Cameron International Corp. (a)	444	21,203
Canadian Natural Resources Ltd.	95	7,423
Canadian Oil Sands Trust	42	2,110
CGG-Veritas (a)	25	989
Cheniere Energy, Inc. (a)	219	664
Chesapeake Energy Corp.	218	10,933
Chevron Corp.	798	67,477
Cimarex Energy Co.	193	10,057
CNOOC Ltd.	5,519	8,305
CNPC (Hong Kong) Ltd.	2,009	863
ConocoPhillips Co.	539	43,991
Consol Energy, Inc.	352	26,185
Core Laboratories NV	143	18,534
Cosmo Oil Co. Ltd.	255	792
Covanta Holding Corp. (a)	179	5,037
Crosstex Energy, Inc.	302	9,706
Delta Petroleum Corp. (a)	350	6,675
Denbury Resources, Inc. (a)	530	14,914
Devon Energy Corp.	164	15,562
Diamond Offshore Drilling, Inc.	41	4,891
Dresser-Rand Group, Inc. (a)	181	6,896
Dril-Quip, Inc. (a)	79	4,277
El Paso Corp.	1,770	31,736
Enbridge, Inc.	59	2,589
EnCana Corp.	135	9,743
Enerplus Resources Fund	29	1,189
ENI SpA	435	14,752
ENSCO International, Inc.	224	15,487

NestEgg Dow Jones Target Date Funds	Schedule of Portfolio Investments
NestEgg Dow Jones 2020 Fund	July 31, 2008 - (Unaudited)

	Shares or
Security Description	Principal (Currency Noted)	Value ($)
EOG Resources, Inc.	134	13,471
Equitable Resources, Inc.	222	11,600
EXCO Resources, Inc. (a)	580	15,109
Exterran Holdings, Inc. (a)	156	8,805
Exxon Mobil Corp.	2,147	172,683
First Solar, Inc. (a)	54	15,396
FMC Technologies, Inc. (a)	197	12,171
Fording Canadian Coal Trust	13	1,149
Forest Oil Corp. (a)	77	4,391
Foundation Coal Holdings, Inc.	263	15,622
Frontier Oil Corp.	102	1,862
Fugro NV	19	1,356
Global Industries Ltd. (a)	584	6,973
Grey Wolf, Inc. (a)	1,658	14,159
Halliburton Co.	531	23,799
Headwaters, Inc. (a)	257	3,369
Helix Energy Solutions Group, Inc. (a)	142	4,534
Helmerich & Payne, Inc.	199	11,767
Hercules Offshore, Inc. (a)	333	8,315
Holly Corp.	293	8,374
Husky Energy, Inc.	44	1,948
Idemitsu Kosan Co. Ltd.	11	966
Imperial Oil Ltd.	51	2,513
ION Geophysical Corp. (a)	227	3,625
Japan Petroleum Exploration Co.	18	1,125
John Wood Group PLC	188	1,576
Lundin Petroleum AB (a)	116	1,533
Marathon Oil Corp.	114	5,640
Mariner Energy, Inc. (a)	654	17,305
Murphy Oil Corp.	340	27,108
National Fuel Gas Co.	213	10,605
National Oilwell Varco, Inc. (a)	304	23,904
Neste Oil OYJ	34	827
Nexen, Inc.	82	2,534
Niko Resources Ltd.	14	1,156
Nippon Mining Holdings, Inc.	352	2,134
Nippon Oil Corp.	554	3,518
Noble Corp.	434	22,512
Noble Energy, Inc.	328	24,229
Occidental Petroleum Corp.	327	25,777

NestEgg Dow Jones Target Date Funds	Schedule of Portfolio Investments
NestEgg Dow Jones 2020 Fund	July 31, 2008 - (Unaudited)

	Shares or
Security Description	Principal (Currency Noted)	Value ($)
Oceaneering International, Inc. (a)	97	5,882
Oil Search Ltd.	375	2,024
Oilexco, Inc. (a)	104	1,659
OMV AG	27	1,870
Oneok, Inc.	267	12,143
OPTI Canada, Inc. (a)	58	1,101
Origin Energy Ltd.	331	4,941
Parker Drilling Co. (a)	881	7,110
Patriot Coal Corp. (a)	131	16,526
Peabody Energy Corp.	162	10,959
Penn Virginia Corp.	248	15,066
Penn West Energy Trust	40	1,199
Petro-Canada	88	4,062
Pride International, Inc. (a)	364	14,109
Q-Cells AG (a)	14	1,373
Questar Corp.	355	18,772
Quicksilver Resources, Inc. (a)	236	6,174
Range Resources Corp.	307	14,908
Renewable Energy Corp. AS (a)	31	917
Repsol YPF SA	140	4,722
Rowan Companies, Inc.	317	12,617
Royal Dutch Shell PLC - A Shares	441	15,747
Royal Dutch Shell PLC - B Shares	650	22,953
Saipem SpA	45	1,749
Santos Ltd.	226	3,853
SBM Offshore NV	30	675
Schlumberger Ltd.	694	70,510
Seacor Holdings, Inc. (a)	149	12,467
Seadrill Ltd.	61	1,842
Showa Shell Sekiyu KK	100	1,109
Singapore Petroleum Co. Ltd.	291	1,356
Smith International, Inc.	324	24,099
Solarworld AG	26	1,229
Southwestern Energy Co. (a)	552	20,043
Spectra Energy Corp.	205	5,570
St Mary Land & Exploration Co.	333	14,172
StatoilHydro ASA	222	7,314
Suncor Energy, Inc.	162	8,806
Sunoco, Inc.	330	13,401
Sunpower Corp. (a)	56	4,411

NestEgg Dow Jones Target Date Funds	Schedule of Portfolio Investments
NestEgg Dow Jones 2020 Fund	July 31, 2008 - (Unaudited)

	Shares or
Security Description	Principal (Currency Noted)	Value ($)
Superior Energy Services, Inc. (a)	491	23,288
Talisman Energy, Inc.	186	3,326
Technip SA	19	1,621
Tesoro Corp.	390	6,022
Tetra Technologies, Inc. (a)	473	8,954
TonenGeneral Sekiyu KK	127	1,078
Total SA	401	30,901
TransCanada Corp.	95	3,683
Transocean, Inc.	178	24,213
Tullow Oil PLC	127	1,982
Ultra Petroleum Corp. (a)	290	20,700
UTS Energy Corp. (a)	216	1,076
Valero Energy Corp.	179	5,980
Vestas Wind Systems A/S (a)	33	4,361
Walter Industries, Inc.	301	31,566
Weatherford International Ltd. (a)	336	12,677
Westernzagros Resources Ltd. (a)	36	97
W-H Energy Services, Inc. (a)	200	18,306
Whiting Petroleum Corp. (a)	246	23,043
Williams Companies, Inc.	359	11,506
Woodside Petroleum Ltd.	170	8,614
XTO Energy, Inc.	288	13,602
		1,736,995

Financial (9.21%)
ACE Ltd.	105	5,324
Acom Co. Ltd.	35	1,032
Admiral Group PLC	75	1,375
Aegon NV	257	3,022
Aeon Credit Service Co. Ltd.	88	1,128
Aeon Mall Co. Ltd.	41	1,228
Affiliated Managers Group, Inc. (a)	51	4,406
AGF Management Ltd.	36	771
Agile Property Holdings Ltd.	700	659
Aiful Corp.	50	525
Aioi Insurance Co. Ltd.	210	1,129
Alexandria Real Estate Equities, Inc.	187	19,310
Allco Finance Group Ltd.	136	60
Alleanza Assicurazioni SpA	98	959
Alleghany Corp. (a)	10	3,153

NestEgg Dow Jones Target Date Funds	Schedule of Portfolio Investments
NestEgg Dow Jones 2020 Fund	July 31, 2008 - (Unaudited)

	Shares or
Security Description	Principal (Currency Noted)	Value ($)
Alliance & Leicester PLC	77	520
Allianz SE	79	13,515
Allied Irish Banks PLC	162	1,994
Allied World Assurance Co.	80	3,329
Alpha Bank AE	72	2,134
AMB Property Corp.	167	8,176
AMBAC Financial Group, Inc.	2,607	6,570
Amcore Financial, Inc.	188	1,154
American Express Co.	579	21,492
American Financial Group, Inc.	196	5,678
American International Group, Inc.	811	21,127
American National Insurance Co.	32	3,024
AmeriCredit Corp. (a)	581	5,095
Ameriprise Financial, Inc.	68	2,890
Amlin PLC	197	999
AMP Ltd.	710	4,387
Anchor BanCorp. Wisconsin, Inc.	167	1,202
Anglo Irish Bank Corp. PLC	129	1,020
Annaly Capital Management, Inc.	1,251	18,853
Aon Corp.	85	3,893
Apartment Investment & Management Co.	176	6,014
Arch Capital Group Ltd. (a)	135	9,414
Arthur J Gallagher & Co.	198	5,035
Ascendas Real Estate Investment Trust	696	1,171
Aspen Insurance Holdings Ltd.	155	3,935
Assicurazioni Generali SpA	214	7,454
Associated Banc Corp.	337	5,625
Assurant, Inc.	276	16,593
Assured Guaranty Ltd.	294	3,369
Astoria Financial Corp.	178	3,982
ASX Ltd.	65	2,118
Australia & New Zealand Banking Group	693	10,606
AvalonBay Communities, Inc.	163	16,253
Aviva PLC	459	4,589
AXA Asia Pacific Holdings Ltd.	342	1,449
AXA SA	318	9,418
Axis Capital Holdings Ltd.	375	11,880
Babcock & Brown Ltd.	110	680
Baloise Holding AG	13	1,228
Banca Monte dei Paschi di Sien EU	221	631

NestEgg Dow Jones Target Date Funds	Schedule of Portfolio Investments
NestEgg Dow Jones 2020 Fund	July 31, 2008 - (Unaudited)

	Shares or
Security Description	Principal (Currency Noted)	Value ($)
Banca Popolare di Milano Scarl	86	866
Banco Bilbao Vizcaya Arg.	629	11,608
Banco BPI SA	134	508
Banco Comercial Portugues SA	593	1,059
Banco de Valencia SA	88	1,089
Banco Espirito Santo SA	53	797
Banco Popular Espanol SA	136	1,491
Banco Santander SA	1,107	21,551
BanCorpsouth, Inc.	675	14,378
Bank of America Corp.	1,856	61,062
Bank of East Asia Ltd.	589	2,869
Bank of Ireland	174	1,451
Bank of Montreal	89	4,167
Bank of New York Mellon Corp.	445	15,798
Bank of Nova Scotia	175	8,328
Bank of Queensland Ltd.	82	1,126
Bankinter SA	72	686
Banque Cantonale Vaudoise	2	535
Barclays PLC	1,663	11,138
BB&T Corp.	176	4,932
Bendigo Bank Ltd.	198	2,014
BioMed Realty Trust, Inc.	578	14,912
BNP Paribas SA	155	15,426
BOC Hong Kong Holdings Ltd.	1,356	3,445
BOK Financial Corp.	60	2,400
Bolsas Y Mercados Espanoles SA	22	817
Boston Properties, Inc.	51	4,906
Bradford & Bingley PLC	146	162
Brandywine Realty Trust	762	12,230
BRE Properties, Inc.	269	13,149
British Land Co. PLC	92	1,281
Brookfield Asset Management, Inc.	103	3,470
Cabcharge Australia Ltd.	117	848
Cambridge Industrial Trust	692	331
Camden Property Trust	95	4,672
Canadian Imperial Bank of Commerce	60	3,632
CapitaCommercial Trust	712	1,000
Capital One Financial Corp.	137	5,735
CapitaLand Ltd.	633	2,639
CapitalSource, Inc.	389	4,520

NestEgg Dow Jones Target Date Funds	Schedule of Portfolio Investments
NestEgg Dow Jones 2020 Fund	July 31, 2008 - (Unaudited)

	Shares or
Security Description	Principal (Currency Noted)	Value ($)
CapitaMall Trust	502	1,101
Cathay General BanCorp.	384	6,121
Cattles PLC	165	391
CB Richard Ellis Group, Inc. (a)	343	4,819
CBL & Associates Properties, Inc.	550	10,681
Centro Properties Group	321	82
CFS Retail Property Trust	760	1,460
Challenger Financial Services Group Ltd.	261	575
Cheung Kong Holdings Ltd.	554	7,825
China Everbright Ltd.	528	987
China Insurance International Holdings Co.	504	1,155
China Overseas Land & Investments Ltd.	1,334	2,390
China Resources Land Ltd.	677	897
Chinese Estates Holdings Ltd.	681	974
Chubb Corp.	130	6,245
Chuo Mitsui Trust Holdings, Inc.	374	2,350
Cigna Corp.	78	2,888
Cincinnati Financial Corp.	370	10,301
CIT Group, Inc.	435	3,689
CITIC International Financial Holdings Ltd.	1,483	1,209
Citigroup, Inc.	1,961	36,651
Citizens Republic BanCorp., Inc.	679	2,275
City Developments Ltd.	179	1,503
City National Corp.	80	3,930
CME Group, Inc.	26	9,363
CNP Assurances SA	9	1,007
Colonial BancGroup, Inc.	313	2,085
Colonial Properties Trust	317	6,327
Comerica, Inc.	451	12,953
Commerce Bancshares, Inc.	158	6,894
Commerzbank AG	106	3,411
Commonwealth Bank of Australia	489	18,306
Commonwealth Property Office Fund	909	1,160
CompuCredit Corp. (a)	306	2,020
Conseco, Inc. (a)	442	3,704
Corio NV	12	928
Corporate Office Properties Trust	302	11,742
Credit Agricole SA	132	2,835
Credit Saison Co. Ltd.	63	1,334
Credit Suisse Group	186	9,367

NestEgg Dow Jones Target Date Funds	Schedule of Portfolio Investments
NestEgg Dow Jones 2020 Fund	July 31, 2008 - (Unaudited)

	Shares or
Security Description	Principal (Currency Noted)	Value ($)
Cullen/Frost Bankers, Inc.	134	7,067
Daishi Bank Ltd.	292	1,221
Daito Trust Cons Ltd.	34	1,557
Daiwa Securities Group, Inc.	529	4,639
Danske Bank A/S	84	2,402
DB RREEF Trust	1,097	1,446
DBS Group Holdings Ltd.	422	5,925
DCT Industrial Trust, Inc.	1,470	12,451
Deerfield Capital Corp.	31	19
Delphi Financial Group, Inc.	175	4,366
Derwent London PLC	37	806
Deutsche Bank AG	93	8,632
Deutsche Boerse AG	36	4,104
Deutsche Postbank AG	16	1,139
Developers Diversified Realty Corp.	312	9,972
Dexia SA	99	1,354
DiamondRock Hospitality Co.	647	5,965
Digital Realty Trust, Inc.	313	13,431
Dime Community Bancshares, Inc.	270	4,517
DnB NOR ASA	130	1,682
Duke Realty Corp.	376	9,298
E*Trade Financial Corp. (a)	3,742	11,301
EFG Eurobank Ergasias SA	49	1,221
Endurance Specialty Holdings Ltd.	119	3,641
Equity Lifestyle Properties, Inc.	155	7,442
Equity Residential Property Trust	106	4,576
Erie Indemnity Co.	99	4,326
Erste Bank der Oesterreichisch AG	39	2,510
Essex Property Trust, Inc.	159	19,295
Euler Hermes SA	8	618
Eurazeo	9	901
Everest Re Group Ltd.	169	13,824
Fairfax Financial Holdings Ltd.	6	1,537
Fannie Mae	320	3,680
Federal Realty Investment Trust	96	6,971
Federated Investors, Inc.	266	8,741
FelCor Lodging Trust, Inc.	427	3,412
Fidelity National Financial, Inc.	604	8,069
Fifth Third BanCorp.	151	2,109
First American Corp.	173	4,360

NestEgg Dow Jones Target Date Funds	Schedule of Portfolio Investments
NestEgg Dow Jones 2020 Fund	July 31, 2008 - (Unaudited)

	Shares or
Security Description	Principal (Currency Noted)	Value ($)
First BanCorp.	601	5,259
First Horizon National Corp.	255	2,397
First Industrial Realty Trust, Inc.	367	9,098
First Marblehead Corp.	126	316
First Midwest BanCorp., Inc.	343	7,042
First Niagara Financial Group	723	10,115
FirstFed Financial Corp. (a)	97	776
FirstMerit Corp.	653	12,851
FKP Property Group	208	891
FNB Corp.	541	6,130
Fonciere Des Regions	8	1,008
Fondiaria-Sai SpA	26	865
Forest City Enterprises, Inc.	99	2,581
Forestar Real Estate Group, Inc. (a)	144	2,604
Fortis	231	3,258
Franklin Resources, Inc.	101	10,162
Franklin Street Properties Corp.	576	7,068
Fraser and Neave Ltd.	414	1,341
Freddie Mac	102	833
Friedman Billings Ramsey Group	1,114	1,994
Friends Provident PLC	380	636
Frontier Financial Corp.	298	3,442
Fukuoka Financial Group, Inc.	700	2,946
Fulton Financial Corp.	1,412	14,882
Genting International PLC (a)	2,111	872
Genworth Financial, Inc.	140	2,236
GLG Partners, Inc.	253	2,335
Goldman Sachs Group, Inc.	138	25,398
Goodman Group	556	1,335
GPT Group	794	1,137
Gramercy Capital Corp.	138	933
Great Portland Estates PLC	94	634
Great-West Lifeco, Inc.	46	1,340
Greentown China Holdings Ltd.	519	446
Guoco Group Ltd.	85	893
GZI Real Estate Investment Trust	1,038	374
Hachijuni Bank Ltd.	196	1,266
Hammerson PLC	51	971
Hang Lung Group Ltd.	317	1,420
Hang Lung Properties Ltd.	695	2,214

NestEgg Dow Jones Target Date Funds	Schedule of Portfolio Investments
NestEgg Dow Jones 2020 Fund	July 31, 2008 - (Unaudited)

	Shares or
Security Description	Principal (Currency Noted)	Value ($)
Hang Seng Bank Ltd.	262	5,165
Hannover Rueckversicherung AG	28	1,330
Hartford Financial Services Group, Inc.	103	6,529
Hbos PLC	663	3,817
HCC Insurance Holdings, Inc.	339	7,678
HCP, Inc.	543	19,586
Health Care REIT, Inc.	716	35,707
Healthcare Realty Trust, Inc.	425	12,329
Helvetia Holding AG	3	1,119
Henderson Group PLC	311	721
Henderson Investment Ltd.	755	51
Henderson Land Development Corp.	415	2,596
Higo Bank Ltd.	187	1,057
Hilb Rogal & Hobbs Co.	233	10,101
Hiroshima Bank Ltd.	237	975
Hokuhoku Financial Group, Inc.	528	1,361
Home Properties, Inc.	212	11,664
Hong Kong Exchanges and Clearing Ltd.	403	6,008
Hongkong Land Holdings Ltd.	703	2,903
Hopewell Holdings Ltd.	286	1,034
Hopson Development Holdings Ltd.	345	367
Horace Mann Educators Corp.	274	3,798
Hospitality Properties Trust	266	5,666
Host Hotels & Resorts, Inc.	1,347	17,659
HRPT Properties Trust	1,725	12,092
HSBC Holdings PLC	2,770	46,052
Hudson City BanCorp., Inc.	1,271	23,208
Huntington Bancshares, Inc.	838	5,883
Hypo Real Estate Holding AG	17	479
Hysan Development Co. Ltd.	479	1,372
ICAP PLC	128	1,275
IGM Financial, Inc.	25	1,044
Immoeast AG (a)	95	683
Immofinanz AG	98	890
Industrial Alliance Insurance	34	1,140
IndyMac BanCorp., Inc.	503	68
ING Groep NV	370	12,124
ING Industrial Fund	597	776
ING Office Fund	865	1,173
Insurance Australia Group Ltd.	682	2,511

NestEgg Dow Jones Target Date Funds	Schedule of Portfolio Investments
NestEgg Dow Jones 2020 Fund	July 31, 2008 - (Unaudited)

	Shares or
Security Description	Principal (Currency Noted)	Value ($)
IntercontinentalExchange, Inc. (a)	110	10,978
International Bancshares Corp.	479	11,783
Intesa Sanpaolo RNC	173	914
Intesa Sanpaolo SpA	1,704	9,629
Invesco Ltd.	810	18,865
Investec PLC	99	664
Investment Technology Group, Inc. (a)	235	6,989
Investor AB - A Shares	48	1,015
Investor AB - B Shares	81	1,776
IPC Holdings Ltd.	132	4,237
Irish Life & Permanent PLC	51	411
iStar Financial, Inc.	355	2,915
IVG Immobilien AG	34	646
Iyo Bank Ltd.	141	1,651
JafCo. Co. Ltd.	27	1,046
Janus Capital Group, Inc.	381	11,560
Japan Securities Finance Co. Ltd.	91	756
Jefferies Group, Inc.	217	4,121
Jones Lang LaSalle, Inc.	62	2,954
JPMorgan Chase & Co.	1,277	51,885
Jyske Bank A/S (a)	16	1,015
KBC Groep NV	30	3,068
Keppel Land Ltd.	226	807
Kerry Properties Ltd.	172	919
KeyCorp.	969	10,223
Kilroy Realty Corp.	212	9,712
Kimco Realty Corp.	609	21,492
Kinnevik Investment AB	65	982
Klepierre SA	24	979
Knight Capital Group, Inc. (a)	860	14,095
Kowloon Development Co. Ltd.	564	925
Land Securities Group PLC	78	1,997
LaSalle Hotel Properties	254	5,768
Legal & General Group PLC	1,157	2,242
Lehman Brothers Holdings, Inc.	175	3,035
Lend Lease Corp. Ltd.	132	1,247
Leopalace21 Corp.	51	690
Lexington Realty Trust	433	6,235
Liberty International PLC	59	1,097
Liberty Property Trust	277	10,083

NestEgg Dow Jones Target Date Funds	Schedule of Portfolio Investments
NestEgg Dow Jones 2020 Fund	July 31, 2008 - (Unaudited)

	Shares or
Security Description	Principal (Currency Noted)	Value ($)
Lincoln National Corp.	89	4,245
Link REIT	630	1,413
Lloyds TSB Group PLC	998	5,839
Loews Corp.	148	6,595
London Stock Exchange Group PLC	45	741
M&T Bank Corp.	204	14,358
Mack-Cali Realty Corp.	137	5,258
Macquarie Communications Infrastructure Group	243	664
Macquarie CountryWide Trust	737	618
Macquarie Group Ltd.	96	4,650
Macquarie Infrastructure Group	1,019	2,466
Macquarie Office Trust	951	815
Man Group PLC	291	3,543
Manulife Financial Corp.	274	10,094
Mapfre SA	265	1,327
Markel Corp. (a)	17	6,171
Marsh & McLennan Companies, Inc.	178	5,029
Marshall & Ilsley Corp.	628	9,546
Max Capital Group Ltd.	202	4,741
MBIA, Inc.	744	4,412
Mediobanca SpA	68	994
Meinl European Land Ltd. (a)	53	530
Mercury General Corp.	75	3,788
Merrill Lynch & Co., Inc.	128	3,411
MetLife, Inc.	148	7,514
MGIC Investment Corp.	426	2,726
Mid-America Apartment Communities	161	9,253
Millea Holdings, Inc.	313	11,837
Mirvac Group	391	939
Mitsubishi Estate Co. Ltd.	520	12,676
Mitsubishi UFJ Financial Group	5,027	45,245
Mitsubishi UFJ Lease & Finance Co. Ltd.	28	1,230
Mitsui Fudosan Co. Ltd.	334	7,647
Mitsui Sumitomo Insurance Group	162	5,406
Mizuho Financial Group, Inc.	5	24,378
Mizuho Trust & Banking Co. Ltd.	649	1,017
Montpelier Re Holdings Ltd.	189	2,967
Morgan Stanley	377	14,884
Muenchener Rueckversicherungs AG	39	6,499
Musashino Bank Ltd.	26	998

NestEgg Dow Jones Target Date Funds	Schedule of Portfolio Investments
NestEgg Dow Jones 2020 Fund	July 31, 2008 - (Unaudited)

	Shares or
Security Description	Principal (Currency Noted)	Value ($)
National Australia Bank Ltd.	606	14,097
National Bank of Canada	29	1,416
National Bank of Greece SA	87	4,137
National Financial Partners Co.	262	5,463
National Retail Properties, Inc.	547	11,564
Nationwide Financial Services, Inc.	351	16,269
Nationwide Health Properties, Inc.	710	26,348
New World Development Ltd.	851	1,603
New York Community BanCorp., Inc.	796	13,230
NewAlliance Bancshares, Inc.	726	9,423
Newcastle Investment Corp.	311	1,891
Nexity Financial Corp.	16	360
Nipponkoa Insurance Co. Ltd.	305	2,465
Nissay Dowa General Insurance Co. Ltd.	221	1,207
Nomura Holdings, Inc.	723	10,562
Nomura Real Estate Holdings	41	838
Nordea Bank AB	368	5,258
Northern Rock PLC	75	134
Nymex Holdings, Inc.	21	1,722
NYSE Euronext, Inc.	117	5,527
Ogaki Kyoritsu Bank Ltd.	249	1,422
Okasan Holdings, Inc.	195	1,019
OKO Bank PLC	71	1,171
Old Mutual PLC	975	1,876
Old National BanCorp.	605	9,184
Old Republic International Corp.	529	5,555
Onex Corp.	40	1,090
optionsXpress Holdings, Inc.	144	3,573
ORIX Corp.	34	5,225
Oversea-Chinese Banking Corp.	937	5,777
Pacific Capital BanCorp. NA	419	5,476
PacWest Bancorp.	108	2,011
Pargesa Holding SA	11	1,145
Park National Corp.	46	2,881
PartnerRe Ltd.	136	9,564
Pennsylvania Real Estate Investment Trust	269	4,955
People's United Financial, Inc.	215	3,651
Perpetual Ltd.	19	729
Philadelphia Consolidated Holding Corp. (a)	316	18,470
The Phoenix Companies, Inc.	742	7,220

NestEgg Dow Jones Target Date Funds	Schedule of Portfolio Investments
NestEgg Dow Jones 2020 Fund	July 31, 2008 - (Unaudited)

	Shares or
Security Description	Principal (Currency Noted)	Value ($)
Piper Jaffray Companies (a)	76	2,698
Piraeus Bank SA	60	1,803
Platinum Underwriters Holdings Ltd.	493	17,797
The PMI Group, Inc.	173	434
PNC Financial Services Group, Inc.	111	7,913
Popular, Inc.	728	5,001
Post Properties, Inc.	127	4,037
Power Corporation of Canada	56	1,708
Power Financial Corp.	41	1,353
Principal Financial Group, Inc.	75	3,188
ProAssurance Corp. (a)	189	9,250
Promise Co. Ltd.	46	1,177
Prosperity Bancshares, Inc.	367	11,781
Prosperity REIT	1,977	383
Protective Life Corp.	203	7,300
Provident Bankshares Corp.	189	1,720
Provident Financial Services, Inc.	366	5,340
Prudential Financial, Inc.	155	10,690
Prudential PLC	433	4,685
PSP Swiss Property AG	23	1,474
Public Storage, Inc.	54	4,422
QBE Insurance Group Ltd.	327	6,957
Quintain Estates & Development PLC	66	209
Radian Group, Inc.	161	280
Raiffeisen International Bank-Holding AG	8	1,001
RAIT Financial Trust	370	2,461
Ratos AB	39	1,124
Raymond James Financial, Inc.	267	7,716
Realty, Income Corp.	864	21,764
Redwood Trust, Inc.	243	5,305
Regency Centers Corp.	117	6,962
Regions Financial Corp.	227	2,152
Reinsurance Group of America, Inc.	59	2,932
RenaissanceRe Holdings Ltd.	182	9,258
Resona Holdings, Inc.	2	2,909
RLI Corp.	142	7,756
Royal & Sun Alliance Insurance Group PLC	529	1,383
Royal Bank of Canada	227	10,475
Royal Bank of Scotland Group PLC	2,489	10,444
Safeco Corp.	221	14,621

NestEgg Dow Jones Target Date Funds	Schedule of Portfolio Investments
NestEgg Dow Jones 2020 Fund	July 31, 2008 - (Unaudited)

	Shares or
Security Description	Principal (Currency Noted)	Value ($)
Sampo Oyj	88	2,227
San-In Godo Bank Ltd.	142	1,210
Schroders PLC	49	936
Schweizerische National-Versic	1	670
Segro PLC	104	844
Selective Insurance Group	471	10,174
Senior Housing Properties Trust	730	15,367
The Senshu Bank Ltd.	488	982
The Shiga Bank Ltd.	192	1,255
Shimao Property Holdings Ltd.	465	581
Shinko Securities Co. Ltd.	254	838
Shinsei Bank Ltd.	560	1,957
The Shizuoka Bank Ltd.	269	2,892
Shui On Land Ltd.	1,186	1,076
Shun Tak Holdings Ltd.	799	629
Simon Property Group, Inc.	110	10,189
Singapore Exchange Ltd.	403	2,010
Sino Land Co	551	1,109
Skandinaviska Enskilda Banken AB	96	1,990
SL Green Realty Corp.	130	10,834
Societa Cattolica di Assicuraz	21	950
Societe Generale	82	7,654
Sompo Japan Insurance, Inc.	374	3,730
Sony Financial Holdings, Inc.	1	3,782
The South Financial Group, Inc.	500	3,015
Sovereign BanCorp., Inc.	747	7,111
St George Bank Ltd.	201	5,244
Standard Chartered PLC	252	7,740
Standard Life PLC	373	1,683
State Street Corp.	161	11,534
Sterling Bancshares, Inc.	540	5,249
Sterling Financial Corp.	352	2,633
Stockland Trust Group	543	2,368
Storebrand ASA	82	575
Strategic Hotels & Resorts, Inc.	512	4,040
Sumitomo Mitsui Financial Group, Inc.	3	23,581
Sumitomo Realty & Development Ltd.	180	3,754
Sumitomo Trust & Banking Co. Ltd.	632	4,399
Sun Hung Kai Properties Ltd.	520	7,798
Sun Life Financial, Inc.	101	3,926

NestEgg Dow Jones Target Date Funds	Schedule of Portfolio Investments
NestEgg Dow Jones 2020 Fund	July 31, 2008 - (Unaudited)

	Shares or
Security Description	Principal (Currency Noted)	Value ($)
SunCorp.-Metway Ltd.	365	4,599
Sunstone Hotel Investors, Inc.	511	6,612
Suntec REIT	997	1,130
SunTrust Banks, Inc.	115	4,722
Suruga Bank Ltd.	100	1,252
Susquehanna Bancshares, Inc.	636	9,108
SVB Financial Group (a)	207	11,921
Svenska Handelsbanken AB	90	2,297
Swedbank AB	64	1,343
Swiss Life Holding	6	1,552
Swiss Reinsurance AG	66	4,133
SWS Group, Inc.	234	4,427
Sydbank A/S	24	916
Synovus Financial Corp.	632	6,010
T Rowe Price Group, Inc.	427	25,556
T&D Holdings, Inc.	93	5,888
Takefuji Corp.	51	704
Taubman Centers, Inc.	269	12,912
TCF Financial Corp.	251	3,200
TD Ameritrade Holding Corp. (a)	156	3,106
The 77 Bank Ltd.	188	1,131
The Aichi Bank Ltd.	11	877
The Allstate Corp.	199	9,198
The Bank of Ikeda Ltd.	28	976
The Bank of Kyoto Ltd.	133	1,394
The Bank of Nagoya Ltd.	199	1,181
The Bank of Yokohama Ltd.	533	3,468
The Charles Schwab Corp.	508	11,628
The Chiba Bank Ltd.	340	2,282
The Chugoku Bank Ltd.	93	1,228
The Gunma Bank Ltd.	188	1,173
The Hokkoku Bank Ltd.	290	995
The Hyakugo Bank Ltd.	192	1,162
The Hyakujushi Bank Ltd.	246	1,391
The Joyo Bank Ltd.	306	1,441
The Juroku Bank Ltd.	207	917
The Kagoshima Bank Ltd.	170	1,232
The Keiyo Bank Ltd.	221	1,217
The Macerich Co.	121	6,695
The Nanto Bank Ltd.	247	1,252

NestEgg Dow Jones Target Date Funds	Schedule of Portfolio Investments
NestEgg Dow Jones 2020 Fund	July 31, 2008 - (Unaudited)

	Shares or
Security Description	Principal (Currency Noted)	Value ($)
The Nasdaq Stock Market, Inc. (a)	231	6,415
The Nishi-Nippon City Bank Ltd.	371	1,083
Tokai Tokyo Securities Co. Ltd.	221	858
Tokyo Tatemono Co. Ltd.	121	602
The Tokyo Tomin Bank Ltd.	36	677
Tokyu Land Corp.	173	876
Topdanmark A/S (a)	7	1,023
Torchmark Corp.	250	14,513
Toronto-Dominion Bank	351	20,828
The Travelers Cos, Inc.	216	9,530
Trustco Bank Corp.	476	4,155
Trustmark Corp.	440	7,946
TSX Group, Inc.	31	1,187
UBS AG (a)	354	6,884
UCBH Holdings, Inc.	720	3,247
UDR, Inc.	402	10,267
Umpqua Holdings Corp.	536	7,279
Unibail-Rodamco	14	3,151
UniCredit SpA	2,174	13,065
UnionBanCal Corp.	108	5,802
Unione di Banche Italiane SCPA	113	2,693
Unipol Gruppo Finanziario SpA	369	965
United Bankshares, Inc.	302	7,607
United Community Banks, Inc.	196	2,087
United Industrial Corp. Ltd.	611	1,273
United Overseas Bank Ltd.	460	6,553
Unitrin, Inc.	127	3,504
Unum Group	991	23,943
UOL Group Ltd.	350	870
Urban Corp.	78	95
US BanCorp.	669	20,478
Valad Property Group	783	406
Valley National BanCorp	263	5,192
Ventas, Inc.	380	17,047
Wachovia Corp.	686	11,847
Washington Federal, Inc.	706	13,132
Washington Mutual, Inc.	288	1,535
Webster Financial Corp.	477	9,473
Weingarten Realty Investors	163	4,970
Wells Fargo & Co.	1,121	33,933

NestEgg Dow Jones Target Date Funds	Schedule of Portfolio Investments
NestEgg Dow Jones 2020 Fund	July 31, 2008 - (Unaudited)

	Shares or
Security Description	Principal (Currency Noted)	Value ($)
Wereldhave NV	4	431
Westfield Group	684	10,423
Westfield Group (a)	20	307
Westpac Banking Corp.	695	14,106
Wheelock & Co. Ltd.	479	1,308
White Mountains Insurance Group Ltd.	13	5,675
Whitney Holding Corp.	589	12,110
Willis Group Holdings Ltd.	302	9,444
Wilmington Trust Corp.	136	3,206
Wing Hang Bank Ltd.	98	1,318
Wing Lung Bank Ltd.	118	2,316
Wing Tai Holdings Ltd.	506	599
Wintrust Financial Corp.	96	1,982
WR Berkley Corp.	810	19,132
XL Capital Ltd.	56	1,002
Yamaguchi Financial Group, Inc.	100	1,346
The Yamanashi Chuo Bank Ltd.	201	1,159
Zenith National Insurance Corp.	257	8,843
Zions Bancorporation	280	8,196
Zurich Financial Services AG	26	6,882
		3,073,136

Healthcare (4.11%)
Abbott Laboratories	561	31,607
Advanced Medical Optics, Inc. (a)	215	3,732
Aetna, Inc.	255	10,458
Affymetrix, Inc. (a)	104	820
Alcon, Inc.	33	5,690
Alfresa Holdings Corp.	18	1,108
Alkermes, Inc. (a)	669	10,537
Allergan, Inc.	149	7,738
American Medical Systems Holdings, Inc. (a)	493	8,120
Amerigroup Corp. (a)	340	8,636
AmerisourceBergen Corp.	319	13,357
Amylin Pharmaceuticals, Inc. (a)	228	7,193
Apria Healthcare Group, Inc. (a)	387	7,434
Arthrocare Corp. (a)	123	2,600
Astellas Pharma, Inc.	208	9,042
AstraZeneca PLC	265	12,960
Barr Pharmaceuticals, Inc. (a)	185	12,206

NestEgg Dow Jones Target Date Funds	Schedule of Portfolio Investments
NestEgg Dow Jones 2020 Fund	July 31, 2008 - (Unaudited)

	Shares or
Security Description	Principal (Currency Noted)	Value ($)
Baxter International, Inc.	378	25,935
Beckman Coulter, Inc.	105	7,596
Becton Dickinson & Co.	113	9,595
BioMarin Pharmaceutical, Inc. (a)	582	18,944
Biovail Corp.	66	664
Boston Scientific Corp. (a)	841	9,999
Bristol-Myers Squibb Co.	770	16,262
Brookdale Senior Living, Inc.	85	1,297
Celesio AG	20	653
Cephalon, Inc. (a)	111	8,121
Chugai Pharmaceutical Co. Ltd.	104	1,663
Cochlear Ltd.	24	999
Community Health Systems, Inc. (a)	122	4,024
Covance, Inc. (a)	140	12,852
Coventry Health Care, Inc. (a)	320	11,318
CR Bard, Inc.	205	19,032
Cubist Pharmaceuticals, Inc. (a)	381	8,633
CV Therapeutics, Inc. (a)	211	1,977
Daiichi Sankyo Co. Ltd.	265	7,934
Dainippon Sumitomo Pharma Co.	130	1,086
DaVita, Inc. (a)	236	13,181
Dentsply International, Inc.	312	12,558
Edwards Lifesciences Corp. (a)	303	18,992
Eisai Co. Ltd.	108	3,884
Elan Corp. PLC (a)	83	1,723
Eli Lilly & Co.	379	17,855
Endo Pharmaceuticals Holdings (a)	226	5,232
Essilor International SA	37	1,833
Express Scripts, Inc. (a)	98	6,913
Fisher & Paykel Healthcare Corp.	479	984
Forest Laboratories, Inc. (a)	203	7,209
Fresenius Medical Care AG & Co.	33	1,830
Gen-Probe, Inc. (a)	315	16,796
Getinge AB	56	1,304
Gilead Sciences, Inc. (a)	527	28,447
GlaxoSmithKline PLC	1,081	25,191
Grifols SA	59	1,774
Haemonetics Corp. (a)	159	9,232
Health Management Associates, Inc. (a)	2,097	12,897
Health Net, Inc. (a)	188	5,256

NestEgg Dow Jones Target Date Funds	Schedule of Portfolio Investments
NestEgg Dow Jones 2020 Fund	July 31, 2008 - (Unaudited)

	Shares or
Security Description	Principal (Currency Noted)	Value ($)
Healthsouth Corp. (a)	419	6,880
Healthways, Inc. (a)	186	4,726
Hengan International Group Co.	366	1,114
Henry Schein, Inc. (a)	151	8,088
Herbalife Ltd.	78	3,369
Hill-Rom Holdings, Inc.	131	3,680
Hisamitsu Pharmaceutical Co., Inc.	44	1,843
Hologic, Inc. (a)	167	3,084
Idexx Laboratories, Inc. (a)	377	20,170
Immucor, Inc. (a)	460	13,860
Intuitive Surgical, Inc. (a)	73	22,724
Invacare Corp.	194	4,565
Inverness Medical Innovations, Inc. (a)	413	13,922
Johnson & Johnson	1,141	78,124
Kinetic Concepts, Inc. (a)	90	3,146
King Pharmaceuticals, Inc. (a)	737	8,483
Kyowa Hakko Kogyo Co. Ltd.	87	975
Laboratory Corporation of America Holdings (a)	235	15,881
LifePoint Hospitals, Inc. (a)	484	13,857
Luxottica Group SpA	34	834
Magellan Health Services, Inc. (a)	258	10,772
Medarex, Inc. (a)	799	7,894
Medco Health Solutions, Inc. (a)	321	15,915
Mediceo Paltac Holdings Co. Ltd.	84	1,407
Medtronic, Inc.	647	34,181
Mentor Corp.	143	3,548
Merck & Co., Inc.	818	26,912
Merck KGAA	11	1,331
Miraca Holdings, Inc.	67	1,612
Mitsubishi Tanabe Pharma Corp.	106	1,380
Mylan, Inc. (a)	694	9,001
NBTY, Inc. (a)	398	13,727
Nektar Therapeutics (a)	352	1,753
Nobel Biocare Holding AG	20	619
Novartis AG	440	26,232
Novo Nordisk A/S	68	4,343
Odyssey HealthCare, Inc. (a)	323	3,043
Omnicare, Inc.	271	7,978
Ono Pharmaceutical Co. Ltd.	44	2,427
Onyx Pharmaceuticals, Inc. (a)	283	11,462

NestEgg Dow Jones Target Date Funds	Schedule of Portfolio Investments
NestEgg Dow Jones 2020 Fund	July 31, 2008 - (Unaudited)

	Shares or
Security Description	Principal (Currency Noted)	Value ($)
OSI Pharmaceuticals, Inc. (a)	86	4,526
Parkway Holdings Ltd.	485	709
Patterson Companies, Inc. (a)	219	6,839
Pediatrix Medical Group, Inc. (a)	295	14,352
Pfizer, Inc.	2,487	46,432
PharMerica Corp. (a)	195	4,612
Psychiatric Solutions, Inc. (a)	353	12,362
Qiagen NV (a)	71	1,350
Quest Diagnostics, Inc.	67	3,562
Resmed, Inc. (a)	130	4,917
Rhoen Klinikum AG	43	1,404
Roche Holding AG BR	6	1,178
Roche Holding AG Genus	124	23,001
Rohto Pharmaceutical Co. Ltd.	119	1,334
Sanofi-Aventis SA	184	12,936
Santen Pharmaceutical Co. Ltd.	53	1,449
Savient Pharmaceuticals, Inc. (a)	282	7,496
Schering-Plough Corp.	902	19,014
Sepracor, Inc. (a)	180	3,146
Shimadzu Corp.	111	1,022
Shionogi & Co. Ltd.	123	2,411
Shire Ltd.	98	1,615
Sigma Pharmaceuticals Ltd.	783	734
Smith & Nephew PLC	165	1,769
Sonic Healthcare Ltd.	105	1,373
Sonova Holding AG	13	951
St Jude Medical, Inc. (a)	209	9,735
Stada Arzneimittel AG	19	991
STERIS Corp.	445	15,206
Straumann Holding AG	4	939
Stryker Corp.	158	10,142
Sunrise Senior Living, Inc. (a)	279	5,002
Suzuken Co. Ltd.	40	1,379
Synthes, Inc.	11	1,528
Sysmex Corp.	32	1,320
Taisho Pharmaceutical Co. Ltd.	90	1,864
Takeda Pharmaceutical Co. Ltd.	316	16,842
Techne Corp. (a)	207	16,461
Tenet Healthcare Corp. (a)	3,630	21,018
Terumo Corp.	77	3,983

NestEgg Dow Jones Target Date Funds	Schedule of Portfolio Investments
NestEgg Dow Jones 2020 Fund	July 31, 2008 - (Unaudited)

	Shares or
Security Description	Principal (Currency Noted)	Value ($)
The Medicines Co. (a)	365	8,107
Theravance, Inc. (a)	340	5,433
Tsumura & Co.	72	1,915
UCB SA	22	755
United Therapeutics Corp. (a)	133	15,081
UnitedHealth Group, Inc.	723	20,302
Universal Health Services, Inc.	85	5,153
Valeant Pharmaceuticals International (a)	324	5,547
Varian Medical Systems, Inc. (a)	275	16,500
VCA Antech, Inc. (a)	517	15,065
Watson Pharmaceuticals, Inc. (a)	308	8,904
WellCare Health Plans, Inc. (a)	59	2,320
WellPoint, Inc. (a)	191	10,018
West Pharmaceutical Services, Inc.	176	8,082
William Demant Holding A/S (a)	12	731
Wyeth	522	21,151
Zimmer Holdings, Inc. (a)	146	10,061
		1,371,804

Holding Companies (0.13%)
China Merchants Holdings International Co.	375	1,447
China Resources Enterprise Ltd.	405	1,038
Citic Pacific Ltd.	285	1,096
First Pacific Co.	1,706	982
GEA Group AG	38	1,257
Groupe Bruxelles Lambert SA	15	1,673
Guangdong Investment Ltd.	1,859	724
Guangzhou Investment Co. Ltd.	3,893	574
Hutchison Whampoa Ltd.	810	7,626
IFIL - Investments SpA	116	797
Jardine Matheson Holdings Ltd.	166	5,246
Jardine Strategic Holdings Ltd.	144	2,477
LVMH Moet Hennessy Louis Vuitton	45	4,981
Noble Group Ltd.	1,334	2,107
Shanghai Industrial Holdings Ltd.	286	818
Sherritt International Corp.	82	848
Swire Pacific Ltd. - A Shares	296	3,185
Swire Pacific Ltd. - B Shares	544	1,162
Washington H Soul Pattinson & Co.	147	1,447
Wendel	7	782

NestEgg Dow Jones Target Date Funds	Schedule of Portfolio Investments
NestEgg Dow Jones 2020 Fund	July 31, 2008 - (Unaudited)

	Shares or
Security Description	Principal (Currency Noted)	Value ($)
Wharf Holdings Ltd.	465	2,080
		42,347

Industrial (6.75%)
3M Co.	245	17,246
AAR Corp. (a)	244	4,194
ABB Ltd.	400	10,631
Acciona SA	5	1,058
Actividades de Construccion y Servicios SA (ACS)	35	1,731
Actuant Corp.	370	11,270
Acuity Brands, Inc.	265	10,828
Advantest Corp.	63	1,302
Aeroports de Paris	11	959
AGFA-Gevaert NV	59	439
Agilent Technologies, Inc. (a)	175	6,311
Albany International Corp.	232	6,658
Alfa Laval AB	76	1,193
Alliant Techsystems, Inc. (a)	193	19,105
Allied Waste Industries, Inc. (a)	639	7,732
Alps Electric Co. Ltd.	125	1,291
Alstom SA	36	4,067
Amada Co. Ltd.	149	1,026
Amcor Ltd.	349	1,752
Amec PLC	95	1,598
Ametek, Inc.	180	8,615
Amphenol Corp.	367	17,495
Ansell Ltd.	123	1,182
Applied Biosystems, Inc.	414	15,289
Aptargroup, Inc.	332	12,848
Arkansas Best Corp.	183	6,797
Arriva PLC	77	1,068
Asahi Glass Co. Ltd.	445	4,946
Assa Abloy AB	58	798
Astec Industries, Inc. (a)	68	2,171
Auckland International Airport	488	731
Avnet, Inc. (a)	260	7,088
BAE Systems PLC	596	5,315
Balfour Beatty PLC	141	1,109
BE Aerospace, Inc. (a)	531	13,636
Belden, Inc.	294	10,854

NestEgg Dow Jones Target Date Funds	Schedule of Portfolio Investments
NestEgg Dow Jones 2020 Fund	July 31, 2008 - (Unaudited)

	Shares or
Security Description	Principal (Currency Noted)	Value ($)
Bemis Co., Inc.	252	7,096
Benchmark Electronics, Inc. (a)	636	9,311
Bilfinger Berger AG	14	948
Boeing Co.	386	23,588
Bombardier, Inc.	253	1,814
Boral Ltd.	232	1,221
Bouygues	48	3,125
Briggs & Stratton Corp.	442	5,985
Brother Industries Ltd.	105	1,329
Bucyrus International, Inc.	424	29,684
Burlington Northern Santa Fe	101	10,517
CAE, Inc.	97	1,048
Campbell Brothers Ltd.	54	1,343
Canadian National Railway Co.	84	4,429
Canadian Pacific Railway Ltd.	26	1,633
Carlisle Companies, Inc.	318	9,728
Casio Computer Co. Ltd.	99	1,229
Central Glass Co. Ltd.	223	887
Ceradyne, Inc. (a)	160	7,416
CH Robinson Worldwide, Inc.	345	16,629
Charter PLC	53	897
Checkpoint Systems, Inc. (a)	367	7,733
Cheung Kong Infrastructure Holdings Co.	347	1,534
China Grand Forestry Resources (a)	3,038	265
Chiyoda Corp.	66	697
Cie de Saint-Gobain SA	65	4,077
Ciments Francais SA	5	699
Cimpor Cimentos de Portugal SG	125	829
Clarcor, Inc.	295	11,363
Cobham PLC	319	1,282
Cognex Corp.	163	3,073
ComfortDelgro Corp. Ltd.	916	1,052
Commercial Metals Co.	325	9,701
Comsys Holdings Corp.	112	1,002
Con-Way, Inc.	57	2,882
Cookson Group PLC	88	1,085
Cosco Corp. Singapore Ltd.	367	821
CRH PLC	96	2,471
CSR Ltd.	434	862
CSX Corp.	247	16,692

NestEgg Dow Jones Target Date Funds	Schedule of Portfolio Investments
NestEgg Dow Jones 2020 Fund	July 31, 2008 - (Unaudited)

	Shares or
Security Description	Principal (Currency Noted)	Value ($)
CTS Corp.	292	3,755
Cummins, Inc.	282	18,708
Curtiss-Wright Corp.	256	13,476
Cymer, Inc. (a)	150	3,974
Daifuku Co. Ltd.	100	880
Daiichi Chuo Kisen Kaisha	169	1,131
Daikin Industries Ltd.	100	4,301
Dainippon Screen Manufacturing Co.	169	622
Danaher Corp.	119	9,478
Deutsche Post AG	148	3,495
Dionex Corp. (a)	119	8,273
Disco Corp.	23	921
Donaldson Co., Inc.	433	19,533
Dover Corp.	502	24,914
Downer EDI Ltd.	211	1,373
DRS Technologies, Inc.	211	16,627
EADS	61	1,160
Eagle Materials, Inc.	289	7,170
East Japan Railway Co.	2	15,683
Eastman Kodak Co.	818	11,976
Eaton Corp.	364	25,859
Ebara Corp.	260	800
Eiffage SA	10	606
EMCOR Group, Inc. (a)	405	12,199
Energizer Holdings, Inc. (a)	126	8,989
Energy Conversion Devices, Inc. (a)	271	18,951
ESCO Technologies, Inc. (a)	105	4,321
Esterline Technologies Corp. (a)	166	8,097
Expeditors International Washington, Inc.	438	15,553
Fanuc Ltd.	75	5,992
FedEx Corp.	91	7,174
Finmeccanica SpA	51	1,513
Finning International, Inc.	48	1,282
Firstgroup PLC	96	987
Fletcher Building Ltd.	185	866
Flextronics International Ltd. (a)	1,592	14,217
Flir Systems, Inc. (a)	241	9,818
Flowserve Corp.	125	16,668
FLSmidth & Co.	14	1,363
Fluor Corp.	274	22,290

NestEgg Dow Jones Target Date Funds	Schedule of Portfolio Investments
NestEgg Dow Jones 2020 Fund	July 31, 2008 - (Unaudited)

	Shares or
Security Description	Principal (Currency Noted)	Value ($)
Fomento de Construcciones y Contratas (FCC)	14	741
Forward Air Corp.	203	7,428
Foster Wheeler Ltd. (a)	270	15,328
Fuji Electric Holdings Co. Ltd.	299	834
FUJIFILM Holdings Corp.	195	6,145
Fujikura Ltd.	200	908
Funai Electric Co. Ltd.	22	687
Furukawa Electric Co. Ltd.	268	1,307
Futuris Corp. Ltd.	618	739
Gamesa Corporacion Tecnologica SA	30	1,436
Gardner Denver, Inc. (a)	275	12,540
Garmin Ltd.	63	2,247
GATX Corp.	355	16,142
General Cable Corp. (a)	325	18,730
General Dynamics Corp.	110	9,805
General Electric Co.	3,857	109,115
General Maritime Corp.	171	4,607
Genesee & Wyoming, Inc. (a)	92	3,723
Gentex Corp.	290	4,483
Glory Ltd.	46	1,017
Go-Ahead Group PLC	22	745
Goodrich Corp.	240	11,794
GrafTech International Ltd. (a)	907	21,269
Grupo Ferrovial SA	14	714
Hamamatsu Photonics KK	39	1,041
Hankyu Hanshin Holdings, Inc.	483	2,189
Harsco Corp.	143	7,736
HeidelbergCement AG	8	957
Heidelberger Druckmaschinen AG	25	462
Hirose Electric Co. Ltd.	14	1,333
Hitachi Cable Ltd.	202	708
Hitachi Construction Machinery Co. Ltd.	35	934
Hitachi Koki Co. Ltd.	70	934
Hitachi Ltd.	1,264	9,139
Hitachi Zosen Corp. (a)	642	732
Hochtief AG	12	931
Holcim Ltd.	35	2,498
Honeywell International, Inc.	232	11,795
Hong Kong Aircraft Engineering Co. Ltd.	71	983
Horiba Ltd.	32	703

NestEgg Dow Jones Target Date Funds	Schedule of Portfolio Investments
NestEgg Dow Jones 2020 Fund	July 31, 2008 - (Unaudited)

	Shares or
Security Description	Principal (Currency Noted)	Value ($)
HOYA Corp.	163	3,369
Hubbell, Inc.	105	4,427
Ibiden Co. Ltd.	56	1,671
IDEX Corp.	500	18,915
IHI Corp.	557	1,079
Iino Kaiun Kaisha Ltd.	96	827
Imerys SA	13	782
IMI PLC	104	906
Ingersoll-Rand Co. Ltd.	101	3,636
Insituform Technologies, Inc. (a)	220	3,804
Intermec, Inc. (a)	327	6,154
Invensys PLC	161	903
Itron, Inc. (a)	159	14,680
ITT Corp.	283	18,950
Jabil Circuit, Inc.	526	8,553
Jacobs Engineering Group, Inc. (a)	243	18,794
Japan Airport Terminal Co. Ltd.	71	1,042
Japan Steel Works Ltd.	141	2,555
JGC Corp.	96	1,958
JM AB	41	486
Joy Global, Inc.	235	16,972
JS Group Corp.	104	1,515
Kajima Corp.	400	1,305
Kawasaki Heavy Industries Ltd.	591	1,539
Kawasaki Kisen Kaisha Ltd.	223	1,786
Kaydon Corp.	180	8,536
Keihan Electric Railway Co. Ltd.	348	1,452
Keihin Electric Express Railway Co. Ltd.	205	1,313
Keio Corp.	219	1,179
Keisei Electric Railway Co. Ltd.	243	1,336
Kemet Corp. (a)	693	942
Keyence Corp.	14	3,069
Kinden Corp.	140	1,422
Kingspan Group PLC	52	512
Kintetsu Corp.	645	1,955
Kirby Corp. (a)	88	4,199
Kitz Corp.	123	584
Komatsu Ltd.	354	8,859
Komori Corp.	54	907
Kone OYJ	36	1,095

NestEgg Dow Jones Target Date Funds	Schedule of Portfolio Investments
NestEgg Dow Jones 2020 Fund	July 31, 2008 - (Unaudited)

	Shares or
Security Description	Principal (Currency Noted)	Value ($)
Konecranes Oyj	30	1,204
Konica Minolta Holdings, Inc.	201	3,309
Koninklijke BAM Groep NV	43	671
Kubota Corp.	432	2,763
Kuehne & Nagel International AG	13	1,092
Kurita Water Industries Ltd.	42	1,343
Kyocera Corp.	71	6,134
Kyowa Exeo Corp.	109	1,039
L-3 Communications Holdings, Inc.	194	19,146
Lafarge SA	26	3,561
Landstar System, Inc.	340	17,197
Leggett & Platt, Inc.	362	7,059
Legrand SA	36	924
Leighton Holdings Ltd.	49	1,961
Lincoln Electric Holdings, Inc.	210	16,874
Littelfuse, Inc. (a)	86	2,749
Mabuchi Motor Co. Ltd.	20	1,044
Macquarie Airports	616	1,636
Makino Milling Machine Co. Ltd.	93	503
Makita Corp.	55	1,896
MAN AG	17	1,716
Martin Marietta Materials, Inc.	72	7,558
Maruichi Steel Tube Ltd.	47	1,329
Masco Corp.	890	14,676
Matsushita Electric Works Ltd.	137	1,225
Matthews International Corp.	211	10,531
McDermott International, Inc. (a)	454	21,642
Meggitt PLC	198	777
Methode Electronics, Inc.	234	2,618
Metso Oyj	22	796
Mettler Toledo International, Inc. (a)	64	6,881
Mine Safety Appliances Co.	119	3,932
Minebea Co. Ltd.	229	1,223
MISUMI Group, Inc.	73	1,384
Mitsubishi Electric Corp.	814	8,081
Mitsubishi Heavy Industries Ltd.	1,274	5,668
Mitsui Engineering & Shipbuilding Co. Ltd.	294	899
Mitsui OSK Lines Ltd.	454	5,934
Mitsumi Electric Co. Ltd.	32	630
Molex, Inc.	350	8,363

NestEgg Dow Jones Target Date Funds	Schedule of Portfolio Investments
NestEgg Dow Jones 2020 Fund	July 31, 2008 - (Unaudited)

	Shares or
Security Description	Principal (Currency Noted)	Value ($)
Monadelphous Group Ltd.	89	1,154
Moog, Inc. (a)	251	11,157
Mori Seiki Co. Ltd.	38	560
MTR Corp.	494	1,615
MTU Aero Engines Holding AG	18	559
Mueller Industries, Inc.	254	6,520
Mueller Water Products, Inc.	356	3,115
Murata Manufacturing Co. Ltd.	84	3,512
Nabtesco Corp.	83	946
Nachi-Fujikoshi Corp.	247	897
Nagoya Railroad Co. Ltd.	424	1,207
Nalco Holding Co.	142	3,337
Nankai Electric Railway Co. Ltd.	418	1,569
National Express Group PLC	53	1,026
National Instruments Corp.	381	12,973
NCI Building Systems, Inc. (a)	110	4,121
NEC Corp.	769	4,227
Neptune Orient Lines Ltd.	335	696
Newport Corp. (a)	189	1,983
Nexans SA	7	838
NGK Insulators Ltd.	112	1,642
Nichias Corp.	123	416
Nichicon Corp.	79	615
Nidec Corp.	46	3,287
Nikon Corp.	132	3,866
Nippon Chemi-Con Corp.	117	400
Nippon Electric Glass Co. Ltd.	139	2,052
Nippon Express Co. Ltd.	360	1,645
Nippon Sheet Glass Co. Ltd.	253	1,037
Nippon Yusen KK	464	3,991
Nishi-Nippon Railroad Co. Ltd.	343	1,215
Nordson Corp.	202	14,273
Norfolk Southern Corp.	136	9,781
Norsk Hydro ASA	128	1,624
Northrop Grumman Corp.	104	7,009
NSK Ltd.	183	1,520
NTN Corp.	169	1,057
Obayashi Corp.	273	1,182
Odakyu Electric Railway Co. Ltd.	235	1,634
Okuma Corp.	76	673

NestEgg Dow Jones Target Date Funds	Schedule of Portfolio Investments
NestEgg Dow Jones 2020 Fund	July 31, 2008 - (Unaudited)

	Shares or
Security Description	Principal (Currency Noted)	Value ($)
Old Dominion Freight Line, Inc. (a)	173	6,349
Olympus Corp.	94	3,172
Omron Corp.	89	1,567
Orbotech Ltd. (a)	268	3,152
Orient Overseas (International) Ltd.	104	456
OSG Corp.	88	797
Overseas Shipholding Group, Inc.	238	18,743
Owens Corning, Inc. (a)	254	6,607
Owens-Illinois, Inc. (a)	364	15,375
Pacer International, Inc.	215	5,104
Pacific Basin Shipping Ltd.	842	1,196
Packaging Corporation of America	196	5,002
Pall Corp.	336	13,581
Panalpina Welttransport Holdings AG	6	496
Park Electrochemical Corp.	69	1,748
Parker Hannifin Corp.	265	16,345
Pentair, Inc.	283	9,797
Plexus Corp. (a)	136	3,876
Precision Castparts Corp.	68	6,353
Regal-Beloit Corp.	204	8,517
Republic Services, Inc.	445	14,463
Rexam PLC	122	919
Rheinmetall AG	14	859
Rieter Holding AG	2	637
Rinnai Corp.	42	1,522
Rockwell Automation, Inc.	159	7,077
Rockwell Collins, Inc.	330	16,398
Rolls-Royce Group PLC	320	2,272
Roper Industries, Inc.	150	9,177
Royal Philips NV	202	6,769
Ryder System, Inc.	148	9,762
Sacyr Vallehermoso SA	27	549
Safran SA	49	832
Sagami Railway Co. Ltd.	380	1,423
Sankyu, Inc.	249	1,232
Sanmina-SCI Corp. (a)	4,555	8,062
Sanwa Holdings Corp.	210	816
Sanyo Electric Co. Ltd. (a)	804	1,803
Schindler Holding AG	19	1,305
Schneider Electric SA	43	4,791

NestEgg Dow Jones Target Date Funds	Schedule of Portfolio Investments
NestEgg Dow Jones 2020 Fund	July 31, 2008 - (Unaudited)

	Shares or
Security Description	Principal (Currency Noted)	Value ($)
Sealed Air Corp.	206	4,470
Seino Holdings Corp.	128	762
SembCorp. Industries Ltd.	331	1,094
SembCorp. Marine Ltd.	463	1,419
Sharp Corp.	414	5,779
Shima Seiki Manufacturing Ltd.	29	727
Shimizu Corp.	276	1,115
Siemens AG	149	18,211
SIG PLC	47	412
Sims Group Ltd.	55	1,720
Singapore Post Ltd.	1,519	1,155
Singapore Technologies Engineering Ltd.	511	1,039
Skanska AB	70	911
SMC Corp.	24	2,403
Snap-On, Inc.	354	19,927
SNC-Lavalin Group, Inc.	34	1,849
SonoCo. Products Co.	285	9,297
Spirit Aerosystems Holdings, Inc. (a)	602	13,039
SPX Corp.	101	12,805
Stanley Electric Co. Ltd.	70	1,444
The Stanley Works	228	10,141
Star Micronics Co. Ltd.	42	596
Stericycle, Inc. (a)	152	9,082
STX Pan Ocean Co. Ltd.	804	1,564
Sulzer AG	10	1,206
Sumitomo Electric Industries Ltd.	287	3,509
Sumitomo Heavy Industries Ltd.	229	1,448
Tadano Ltd.	86	771
Taiheiyo Cement Corp.	360	717
Taisei Corp.	405	987
Taiyo Yuden Co. Ltd.	57	581
Techtronic Industries Co.	1,047	996
Teekay Corp.	115	5,022
Teledyne Technologies, Inc. (a)	200	12,580
Teleflex, Inc.	207	12,693
Tenaris SA	83	2,536
Terex Corp. (a)	226	10,697
Tetra Tech, Inc. (a)	516	14,825
Texas Industries, Inc.	173	8,944
Textron, Inc.	95	4,130

NestEgg Dow Jones Target Date Funds	Schedule of Portfolio Investments
NestEgg Dow Jones 2020 Fund	July 31, 2008 - (Unaudited)

	Shares or
Security Description	Principal (Currency Noted)	Value ($)
Thales SA	22	1,250
The Brink's Co.	223	15,378
The Manitowoc Co., Inc.	275	7,249
The Shaw Group, Inc. (a)	76	4,393
The Weir Group PLC	83	1,468
THK Co. Ltd.	52	932
Thomas & Betts Corp. (a)	99	4,097
Tidewater, Inc.	67	4,016
Timken Co.	152	5,019
Titan Cement Co. SA	24	952
TNT NV	69	2,428
Tobu Railway Co. Ltd.	325	1,485
Toda Corp.	228	788
Toho Zinc Co. Ltd.	129	567
Tokyo Seimitsu Co. Ltd.	37	541
Tokyu Corp.	401	2,219
Toll Holdings Ltd.	229	1,419
Tomkins PLC	258	634
Toshiba Corp.	1,221	7,990
Toyo Seikan Kaisha Ltd.	73	1,324
Transfield Services Ltd.	128	904
Transpacific Industries Group Ltd.	109	739
Transport International Holding Ltd.	231	924
Travis Perkins PLC	32	365
Tredegar Corp.	242	3,964
Trimble Navigation Ltd. (a)	213	7,072
Trinity Industries, Inc.	135	5,081
Tsubakimoto Chain Co.	171	899
Tyco International Ltd.	160	7,130
Ulvac, Inc.	30	957
Union Pacific Corp.	174	14,345
United Group Ltd.	78	981
United Technologies Corp.	350	22,393
URS Corp. (a)	329	13,792
Ushio, Inc.	65	1,008
UTi Worldwide, Inc.	125	2,274
Vallourec SA	9	2,698
Varian, Inc. (a)	201	9,929
Venture Corp. Ltd.	124	988
Vishay Intertechnology, Inc. (a)	359	3,220

NestEgg Dow Jones Target Date Funds	Schedule of Portfolio Investments
NestEgg Dow Jones 2020 Fund	July 31, 2008 - (Unaudited)

	Shares or
Security Description	Principal (Currency Noted)	Value ($)
Wabtec Corp.	307	17,039
Wartsila Oyj	18	1,104
Waste Connections, Inc. (a)	444	16,157
Waste Management, Inc.	170	6,042
Waters Corp. (a)	217	14,743
Werner Enterprises, Inc.	473	11,262
Wesfarmers Ltd.	262	8,493
Wienerberger AG	18	486
WorleyParsons Ltd.	74	2,229
Worthington Industries, Inc.	476	8,444
Yamatake Corp.	41	992
Yamato Holdings Co. Ltd.	169	2,118
Yaskawa Electric Corp.	102	867
YIT OYJ	39	671
Yokogawa Electric Corp.	91	771
YRC Worldwide, Inc. (a)	398	6,726
Zardoya Otis SA	44	907
Zebra Technologies Corp. (a)	117	3,605
Zodiac SA	17	766
		2,250,469

Technology (4.34%)
ACI Worldwide, Inc. (a)	236	4,616
Actel Corp. (a)	202	2,778
Activision Blizzard, Inc. (a)	597	21,480
Adobe Systems, Inc. (a)	323	13,356
Advanced Micro Devices, Inc. (a)	947	3,987
Advent Software, Inc. (a)	75	3,266
Affiliated Computer Services, Inc. (a)	209	10,074
Agilysys, Inc.	160	1,920
Altera Corp.	601	13,192
Amkor Technology, Inc. (a)	726	6,360
Ansys, Inc. (a)	462	21,197
Apple, Inc. (a)	505	80,270
Applied Materials, Inc.	838	14,514
ARM Holdings PLC	414	788
ASM Pacific Technology Ltd.	135	973
ASML Holding NV	72	1,668
ATMI, Inc. (a)	146	3,289
Atos Origin SA	21	1,220

NestEgg Dow Jones Target Date Funds	Schedule of Portfolio Investments
NestEgg Dow Jones 2020 Fund	July 31, 2008 - (Unaudited)

	Shares or
Security Description	Principal (Currency Noted)	Value ($)
Autodesk, Inc. (a)	475	15,148
Autonomy Corp. PLC (a)	73	1,549
Avid Technology, Inc. (a)	282	6,235
Axcelis Technologies, Inc. (a)	822	4,126
BMC Software, Inc. (a)	345	11,347
Broadcom Corp. (a)	316	7,676
Broadridge Financial Solutions, Inc.	176	3,643
Brocade Communications Systems, Inc. (a)	1,125	7,594
Brooks Automation, Inc. (a)	509	3,975
CA, Inc.	241	5,750
Cabot Microelectronics Corp. (a)	99	3,865
CACI International, Inc. (a)	189	8,497
Cadence Design Systems, Inc. (a)	274	2,025
Canon, Inc.	531	24,413
Cap Gemini SA	26	1,673
Cerner Corp. (a)	107	4,779
CGI Group, Inc. (a)	121	1,288
Citrix Systems, Inc. (a)	400	10,656
Cognizant Technology Solutions (a)	591	16,589
Computer Sciences Corp. (a)	331	15,679
Computershare Ltd.	189	1,558
Compuware Corp. (a)	658	7,238
Conexant Systems, Inc. (a)	406	1,937
Cree, Inc. (a)	227	4,404
CSG Systems International, Inc. (a)	260	4,612
CSK Holdings Corp.	39	775
Cypress Semiconductor Corp. (a)	157	4,278
Dassault Systemes SA	21	1,368
Dell, Inc. (a)	1,179	28,968
Diebold, Inc.	84	3,106
DSP Group, Inc. (a)	232	1,638
DST Systems, Inc. (a)	86	5,197
Dun & Bradstreet Corp.	100	9,664
Electronic Arts, Inc. (a)	195	8,420
Electronics for Imaging (a)	373	5,226
EMC Corp. (a)	1,271	19,078
Entegris, Inc. (a)	784	4,963
Factset Research Systems, Inc.	75	4,325
Fidelity National Information Services, Inc.	397	7,523
Fiserv, Inc. (a)	337	16,115

NestEgg Dow Jones Target Date Funds	Schedule of Portfolio Investments
NestEgg Dow Jones 2020 Fund	July 31, 2008 - (Unaudited)

	Shares or
Security Description	Principal (Currency Noted)	Value ($)
Formfactor, Inc. (a)	346	6,020
Fujitsu Ltd.	785	5,726
Global Payments, Inc.	134	5,935
Hewlett-Packard Co.	1,504	67,379
Hutchinson Technology, Inc. (a)	157	2,330
IBM Corp.	551	70,517
Ikon Office Solutions, Inc.	294	4,204
Imation Corp.	303	5,775
Indra Sistemas SA	47	1,261
Infineon Technologies AG (a)	132	1,001
Informatica Corp. (a)	551	8,921
Intel Corp.	3,177	70,498
International Rectifier Corp. (a)	121	2,042
Intersil Corp.	392	9,459
Intuit, Inc. (a)	630	17,218
Itochu Techno-Solutions Corp.	34	952
Jack Henry & Associates, Inc.	712	15,372
Kla-Tencor Corp.	215	8,082
Konami Corp.	55	1,744
Kulicke & Soffa Industries, Inc. (a)	331	2,105
Lam Research Corp. (a)	229	7,532
Lattice Semiconductor Corp. (a)	866	2,096
Lenovo Group Ltd.	1,859	1,306
Lexmark International, Inc. (a)	120	4,210
Linear Technology Corp.	376	11,675
LogicaCMG PLC	395	830
Logitech International SA (a)	46	1,230
Maxim Integrated Products, Inc.	137	2,691
MEMC Electronic Materials, Inc. (a)	115	5,314
Mentor Graphics Corp. (a)	572	7,939
Metavante Technologies, Inc. (a)	280	6,233
Micrel, Inc.	462	4,398
Micron Technology, Inc. (a)	1,451	7,008
Micros Systems, Inc. (a)	428	13,559
Microsemi Corp. (a)	468	12,149
Microsoft Corp.	4,732	121,707
Misys PLC	255	864
NCR Corp. (a)	300	8,058
Neopost SA	9	900
NetApp, Inc. (a)	647	16,531

NestEgg Dow Jones Target Date Funds	Schedule of Portfolio Investments
NestEgg Dow Jones 2020 Fund	July 31, 2008 - (Unaudited)

	Shares or
Security Description	Principal (Currency Noted)	Value ($)
Nomura Research Institute Ltd.	61	1,368
Novell, Inc. (a)	713	3,971
Novellus Systems, Inc. (a)	258	5,255
Nuance Communications, Inc. (a)	171	2,654
Nvidia Corp. (a)	278	3,180
Obic Co. Ltd.	6	1,095
ON Semiconductor Corp. (a)	500	4,695
Oracle Corp. (a)	2,228	47,969
Oracle Corp. Japan	28	1,176
Otsuka Corp.	13	860
Palm, Inc. (a)	641	4,218
Parametric Technology Corp. (a)	996	19,293
Paychex, Inc.	144	4,740
Perot Systems Corp. (a)	792	13,242
Photronics, Inc. (a)	316	1,343
Pitney Bowes, Inc.	560	17,746
PMC - Sierra, Inc. (a)	1,465	10,607
QLogic Corp. (a)	402	7,574
Quantum Corp. (a)	1,401	2,298
Quest Software, Inc. (a)	227	3,430
Rambus, Inc. (a)	187	3,097
Red Hat, Inc. (a)	327	6,991
Research In Motion Ltd. (a)	84	10,323
RiCoh Co. Ltd.	279	4,562
Rohm Co. Ltd.	41	2,349
Sage Group PLC	265	1,029
Salesforce.com, Inc. (a)	210	13,396
SAP AG	158	9,171
SEI Investments Co.	242	5,573
Seiko Epson Corp.	61	1,660
Semiconductor Manufacturing, Inc. (a)	9,582	516
Semtech Corp. (a)	426	6,207
Shinko Electric Industries Co.	51	684
Silicon Laboratories, Inc. (a)	357	11,677
Skyworks Solutions, Inc. (a)	1,096	10,368
Square Enix Co. Ltd.	43	1,343
SRA International, Inc. (a)	275	6,036
STMicroelectronics NV	117	1,307
Sun Microsystems, Inc. (a)	294	3,125
Take-Two Interactive Software, Inc. (a)	386	8,801

NestEgg Dow Jones Target Date Funds	Schedule of Portfolio Investments
NestEgg Dow Jones 2020 Fund	July 31, 2008 - (Unaudited)

	Shares or
Security Description	Principal (Currency Noted)	Value ($)
TDK Corp.	50	3,012
Teradata Corp. (a)	323	7,565
Teradyne, Inc. (a)	483	4,526
Tessera Technologies, Inc. (a)	310	5,400
Texas Instruments, Inc.	831	20,260
Tokyo Electron Ltd.	63	3,562
TomTom NV (a)	19	432
Total System Services, Inc.	514	10,064
Trident Microsystems, Inc. (a)	234	695
TriQuint Semiconductor, Inc. (a)	1,142	6,429
Unisys Corp. (a)	1,759	6,491
Varian Semiconductor Equipment Associates, Inc. (a)	487	14,230
VeriFone Holdings, Inc. (a)	104	1,556
Western Digital Corp. (a)	594	17,101
Wincor Nixdorf AG	14	1,050
Wind River Systems, Inc. (a)	510	5,982
Xerox Corp.	597	8,143
Xilinx, Inc.	785	19,492
Zoran Corp. (a)	211	1,745
		1,447,283

Utilities (2.73%)
A2A SpA	372	1,346
AGL Energy Ltd.	167	2,101
AGL Resources, Inc.	596	20,598
Algonquin Power Income Fund	51	371
Allegheny Energy, Inc.	341	16,504
Allete, Inc.	191	8,129
Alliant Energy Corp.	109	3,513
Ameren Corp.	519	21,326
American Electric Power Co., Inc.	128	5,056
Aqua America, Inc.	400	6,340
Atmos Energy Corp.	760	20,117
Avista Corp.	476	10,767
Babcock & Brown Infrastructure Group	915	776
Black Hills Corp.	279	9,003
British Energy Group PLC	181	2,616
Canadian Utilities Ltd.	28	1,259
Centerpoint Energy, Inc.	789	12,443

NestEgg Dow Jones Target Date Funds	Schedule of Portfolio Investments
NestEgg Dow Jones 2020 Fund	July 31, 2008 - (Unaudited)

	Shares or
Security Description	Principal (Currency Noted)	Value ($)
Centrica PLC	649	4,048
China Resources Power Holdings Ltd.	481	1,078
Chubu Electric Power Co., Inc.	280	6,735
Chugoku Electric Power Co., Inc.	111	2,382
Cleco Corp.	522	13,118
CLP Holdings Ltd.	618	5,078
CMS Energy Corp.	623	8,411
Consolidated Edison, Inc.	91	3,613
Contact Energy Ltd.	175	1,079
Dominion Resources, Inc.	202	8,924
DPL, Inc.	271	6,878
DTE Energy Co.	457	18,737
Duke Energy Corp.	409	7,190
Dynegy, Inc. (a)	1,216	8,184
E.ON AG	122	23,363
Edison International	96	4,641
El Paso Electric Co. (a)	410	8,471
Electric Power Development Co.	63	2,447
Electricite de France	41	3,578
Enagas SA	52	1,348
Endesa SA	83	3,703
Enel SpA	742	6,881
Energen Corp.	64	3,853
Energias de Portugal SA	401	2,199
Energy East Corp.	431	10,771
Entergy Corp.	58	6,201
Exelon Corp.	224	17,611
FirstEnergy Corp.	98	7,208
Fortis, Inc.	51	1,347
Fortum Oyj	78	3,458
FPL Group, Inc.	121	7,808
Gas Natural SDG SA	21	1,026
Gaz de France SA	230	14,453
Great Plains Energy, Inc.	408	10,306
Hawaiian Electric Industries, Inc.	712	17,615
Hokkaido Electric Power Co., Inc.	76	1,603
Hokuriku Electric Power Co.	78	1,909
Hong Kong & China Gas Co.	1,514	3,350
HongKong Electric Holdings Ltd.	496	2,886
Iberdrola SA	676	9,238

NestEgg Dow Jones Target Date Funds	Schedule of Portfolio Investments
NestEgg Dow Jones 2020 Fund	July 31, 2008 - (Unaudited)

	Shares or
Security Description	Principal (Currency Noted)	Value ($)
IdaCorp., Inc.	399	11,894
Integrys Energy Group, Inc.	211	10,774
International Power PLC	265	2,167
ITC Holdings Corp.	280	14,594
Kansai Electric Power Co., Inc.	322	7,506
Kyushu Electric Power Co., Inc.	171	3,614
MDU Resources Group, Inc.	468	14,934
National Grid PLC	477	6,314
Nicor, Inc.	94	3,743
NiSource, Inc.	754	12,878
Northeast Utilities	424	10,668
Northwest Natural Gas Co.	233	10,543
NorthWestern Corp.	587	14,540
NRG Energy, Inc. (a)	486	17,637
NSTAR	275	8,762
OGE Energy Corp.	255	8,344
Osaka Gas Co. Ltd.	804	2,906
Pennon Group PLC	99	1,257
Pepco Holdings, Inc.	527	13,143
PG&E Corp.	97	3,737
Piedmont Natural Gas Co.	618	16,550
Pinnacle West Capital Corp.	273	9,165
PNM Resources, Inc.	475	5,562
Portland General Electric Co.	526	12,356
PPL Corp.	125	5,870
Progress Energy, Inc.	72	3,046
Public Power Corp. SA	41	1,273
Public Service Enterprise Group, Inc.	114	4,765
Puget Energy, Inc.	268	7,381
Red Electrica de Espana SA	27	1,632
Reliant Energy, Inc. (a)	943	17,078
RWE AG	82	9,833
SCANA Corp.	294	10,640
Scottish & Southern Energy PLC	154	4,278
Sempra Energy	65	3,650
Severn Trent PLC	48	1,266
Shikoku Electric Power Co., Inc.	91	2,396
Sierra Pacific Resources	616	6,985
Snam Rete Gas SpA	224	1,486
Southern Co.	246	8,706

NestEgg Dow Jones Target Date Funds	Schedule of Portfolio Investments
NestEgg Dow Jones 2020 Fund	July 31, 2008 - (Unaudited)

	Shares or
Security Description	Principal (Currency Noted)		Value ($)
Southwest Gas Corp.		374	10,809
TECO Energy, Inc.		572	10,611
Terna Rete Elettrica Nazionale SpA		363	1,512
The AES Corp. (a)		440	7,102
Toho Gas Co. Ltd.		269	1,548
Tohoku Electric Power Co., Inc.		191	4,240
Tokyo Electric Power Co., Inc.		513	14,146
Tokyo Gas Co. Ltd.		907	3,666
TransAlta Corp.		44	1,565
UGI Corp.		802	21,702
Union Fenosa SA		69	1,860
Unisource Energy Corp.		224	6,843
United Utilities Group PLC		121	1,661
United Utilities Group PLC - B Shares (a)		156	526
Vectren Corp.		651	19,009
Veolia Environnement SA		69	3,670
Verbund AG		25	1,994
Westar Energy, Inc.		736	16,251
WGL Holdings, Inc.		429	14,813
Wisconsin Energy Corp.		321	14,484
Xcel Energy, Inc.		1,159	23,250
			910,129

Total Common Stocks (Cost $ 18,371,138)			16,562,758

Corporate Bonds (8.89%)

Basic Materials (0.25%)
Weyerhaeuser Co., 6.95%, 8/1/17	USD	82,000	83,588

Communications (0.25%)
Sprint Capital Corp., 8.38%, 3/15/12	USD	86,000	84,495

Consumer Goods (1.65%)
Anheuser-Busch Companies, Inc., 5.05%, 10/15/16	USD	82,000	74,142
Coca-Cola Enterprises, 8.50%, 2/1/22	USD	82,000	99,238
Conagra Foods, Inc., 6.75%, 9/15/11	USD	82,000	84,836
Kimberly-Clark Corp., 5.00%, 8/15/13	USD	55,000	56,367
KOHLS Corp., 6.00%, 1/15/33	USD	78,000	60,473

NestEgg Dow Jones Target Date Funds	Schedule of Portfolio Investments
NestEgg Dow Jones 2020 Fund	July 31, 2008 - (Unaudited)

	Shares or
Security Description	Principal (Currency Noted)		Value ($)
Macy's Retail Holdings, Inc., 5.75%, 7/15/14	USD	82,000	73,196
Procter & Gamble Co., 4.95%, 8/15/14	USD	53,000	54,069
Target Corp., 5.88%, 3/1/12	USD	44,000	45,534
			547,855

Energy (0.26%)
Kinder Morgan Energy Partners LP, 7.75%, 3/15/32	USD	82,000	87,757

Financial (4.04%)
Allstate Corp., 7.20%, 12/1/09	USD	44,000	45,626
American General Finance, 5.38%, 10/1/12	USD	151,000	131,836
Berkley (WR) Corporation, 6.15%, 8/15/19	USD	55,000	52,284
Caterpillar Financial Services Corp., 5.45%, 4/15/18	USD	75,000	73,831
Citigroup, Inc., 6.63%, 1/15/28	USD	33,000	30,085
Comerica Bank, 5.20%, 8/22/17	USD	160,000	118,611
Conocophillips Canada, 5.63%, 10/15/16	USD	156,000	158,492
John Hancock Glob Fdg II, 7.90%, 7/2/10 *	USD	83,000	88,476
JPMC Capital XVIII, 6.95%, 8/17/36	USD	115,000	99,244
Lehman Brothers Holdings, Inc., 6.63%, 1/18/12	USD	55,000	53,978
Merrill Lynch & Co., Inc., 6.05%, 5/16/16	USD	45,000	40,934
Morgan Stanley, 6.75%, 4/15/11	USD	109,000	110,784
Prudential Financial, Inc., 5.10%, 9/20/14	USD	165,000	155,947
U.S. Bank NA, 6.38%, 8/1/11	USD	55,000	57,431
Wachovia Bank NA, 7.80%, 8/18/10	USD	87,000	88,507
Wells Fargo & Co., 4.63%, 8/9/10	USD	37,000	37,330
			1,343,396

Healthcare (0.45%)
Abbott Laboratories, 5.60%, 11/30/17	USD	95,000	95,815
Wyeth, 5.50%, 2/1/14	USD	54,000	54,635
			150,450

Industrial (0.96%)
Boeing Co., 6.13%, 2/15/33	USD	43,000	42,435
Burlington Northern Santa Fe, 7.00%, 12/15/25	USD	82,000	83,899
Norfolk Southern Corp., 6.20%, 4/15/09	USD	192,000	194,633
			320,967

Utilities (1.03%)
Duke Energy Carolinas LLC, 6.25%, 1/15/12	USD	44,000	46,040

NestEgg Dow Jones Target Date Funds	Schedule of Portfolio Investments
NestEgg Dow Jones 2020 Fund	July 31, 2008 - (Unaudited)

	Shares or
Security Description	Principal (Currency Noted)		Value ($)
Exelon Corporation, 4.90%, 6/15/15	USD	82,000	75,117
Florida Power & Light Co., 5.95%, 10/1/33	USD	150,000	146,809
Southern Power Co., 4.88%, 7/15/15	USD	82,000	77,126
			345,092

Total Corporate Bonds (Cost $ 3,128,571)			2,963,600

U.S. Government Agency Pass-Through Securities (9.47%)

Federal National Mortgage Association (6.67%)
6.00%, 6/1/17, Pool #555004	USD	3,900	4,000
5.50%, 8/1/17, Pool #826283	USD	36,336	36,835
6.00%, 1/1/18, Pool #677483	USD	51,644	52,798
5.00%, 5/1/18, Pool #703444	USD	47,627	46,823
4.50%, 1/1/19, Pool #735057	USD	64,948	63,312
5.00%, 1/1/19, Pool #255077	USD	208,832	207,392
5.00%, 12/1/19, Pool #745369	USD	40,027	39,751
5.50%, 3/1/20, Pool #735405	USD	48,940	49,153
5.00%, 6/1/20, Pool #839333	USD	78,569	77,241
4.50%, 9/1/20, Pool #839289	USD	67,806	65,589
5.50%, 12/1/20, Pool #850811	USD	198,571	199,436
5.00%, 12/1/26, Pool #256570	USD	78,040	75,312
6.00%, 10/1/32, Pool #667994	USD	154,609	156,344
5.50%, 6/1/33, Pool #702459	USD	137,899	135,075
5.50%, 9/1/33, Pool #254869	USD	114,187	112,420
6.00%, 9/1/33, Pool #736937	USD	64,229	64,588
5.50%, 4/1/34, Pool #725424	USD	92,223	90,334
7.00%, 4/1/34, Pool #780703	USD	83,883	88,235
5.00%, 5/1/34, Pool #768230	USD	105,339	100,106
6.00%, 8/1/34, Pool #725690	USD	54,452	54,757
6.50%, 9/1/34, Pool #783390	USD	68,899	70,823
6.00%, 4/1/35, Pool #735503	USD	58,011	58,589
4.34%, 10/1/35, Pool #836206	USD	109,621	109,590
6.50%, 4/1/36, Pool #851187	USD	43,070	44,272
6.00%, 5/1/38, Pool #257207	USD	223,354	224,603
			2,227,378

Federal Home Loan Mortgage Corporation (2.36%)
4.00%, 6/1/18, Pool #E01401	USD	108,665	102,281
5.00%, 8/1/33, Pool #A12886	USD	134,818	128,837

NestEgg Dow Jones Target Date Funds	Schedule of Portfolio Investments
NestEgg Dow Jones 2020 Fund	July 31, 2008 - (Unaudited)

	Shares or
Security Description	Principal (Currency Noted)		Value ($)
5.50%, 8/1/33, Pool #A11851	USD	143,106	140,756
6.50%, 12/1/33, Pool #A16523	USD	28,579	29,538
6.00%, 7/1/34, Pool #A24370	USD	118,509	119,616
5.50%, 10/1/34, Pool #A27526	USD	129,799	127,772
5.50%, 11/1/35, Pool #A47728	USD	140,700	138,016
			786,816

Government National Mortgage Association (0.44%)
5.50%, 4/15/33, Pool #603566	USD	51,974	51,758
5.50%, 4/15/34, Pool #626116	USD	37,279	37,089
6.00%, 9/20/34, Pool #2 3611	USD	56,170	56,807
			145,654

Total U.S. Government Agency Pass-Through Securities (Cost $ 3,152,375)			3,159,848

U.S. Government Agency Securities (3.74%)

Federal National Mortgage Association (1.03%)
4.50%, 10/15/08	USD	170,000	170,663
6.63%, 9/15/09	USD	165,000	171,619
			342,282

Federal Home Loan Bank (0.51%)
4.63%, 11/21/08	USD	170,000	170,990

Federal Home Loan Mortgage Corporation (2.20%)
4.75%, 1/18/11	USD	120,000	123,892
4.75%, 1/19/16	USD	480,000	489,533
6.25%, 7/15/32	USD	105,000	120,157
			733,582

Total U.S. Government Agency Securities (Cost $ 1,219,060)			1,246,854

U.S. Treasury Obligations (5.27%)

U.S. Treasury Bonds (1.30%)
5.25%, 11/15/28	USD	404,000	434,616

U.S. Treasury Notes (3.97%)

NestEgg Dow Jones Target Date Funds	Schedule of Portfolio Investments
NestEgg Dow Jones 2020 Fund	July 31, 2008 - (Unaudited)

	Shares or
Security Description	Principal (Currency Noted)		Value ($)
4.00%, 6/15/09	USD	164,000	166,473
4.00%, 4/15/10	USD	271,000	278,241
5.00%, 2/15/11	USD	232,000	245,141
4.88%, 2/15/12	USD	206,000	219,133
4.25%, 8/15/15	USD	396,000	413,356
			1,322,344

Total U.S. Treasury Obligations (Cost $ 1,698,671)			1,756,960

Foreign Government Agency Securities (10.64%)

Belgium (0.49%)
Belgium Kingdom, 5.50%, 9/28/17	EUR	99,000	164,449

France (1.19%)
France O.A.T (French Government Bond), 3.75%, 4/25/17	EUR	268,000	395,844

Germany (1.51%)
Bundesobligation (German Government Bond), 4.00%, 4/13/12	EUR	325,000	502,403

Italy (1.36%)
Buoni Poliennali Del Tesoro (Italian Government Bond), 5.25%, 8/01/17	EUR	281,000	452,791

Japan (4.25%)
Japan Government Bond, 1.50%, 6/20/12	JPY	150,500,000	1,420,111

Netherlands (0.50%)
Netherlands Government Bond, 4.00%, 7/15/16	EUR	110,000	166,173

Spain (0.55%)
Bonos Y Oblig Del Estado (Spanish Government Bond), 5.50%, 7/30/17	EUR	110,000	181,935

United Kingdom (0.79%)
United Kingdom Treasury Bond, 4.00%, 9/07/16	GBP	141,000	265,700

Total Foreign Government Agency Securities (Cost $ 3,187,298)			3,549,406

NestEgg Dow Jones Target Date Funds	Schedule of Portfolio Investments
NestEgg Dow Jones 2020 Fund	July 31, 2008 - (Unaudited)

	Shares or
Security Description	Principal (Currency Noted)	Value ($)
Preferred Stocks (0.04%)

Communications (0.00%)†
ProSiebenSat.1 Media AG	34	289

Consumer, Cyclical (0.02%)
Bayerische Motoren Werke AG	24	882
Porsche Automobil Holding SE	20	3,017
Volkswagen	19	2,965
		6,864
Consumer, Non-cyclical (0.01%)
Henkel KGaA	32	1,279
Ito En Ltd.	12	126
		1,405

Financial (0.00%)†
Unipol Gruppo Finanziario SpA	389	786

Healthcare (0.01%)
Fresenius SE	16	1,298

Utilities (0.00%)†
RWE AG	13	1,247

Total Preferred Stocks (Cost $ 13,988)		11,889

Rights and Options (0.00%)†

Financial (0.00%)†
Bradford & Bingley PLC (a)	195	10
China Overseas Land & Investments Ltd. (a)	111	22
HBOS PLC (a)	265	3
		35

Industrial (0.00%)†
Zardoya Otis SA (a)	40	82

Utilities (0.00%)†
Suez Environnement SA (a)	205	1,474

Total Rights and Options (Cost $ 1,847)		1,591

NestEgg Dow Jones Target Date Funds	Schedule of Portfolio Investments
NestEgg Dow Jones 2020 Fund	July 31, 2008 - (Unaudited)

	Shares or
Security Description	Principal (Currency Noted)	Value ($)
Investment Companies (5.66%)

BLDRS Emerging Markets 50 ADR Index Fund - ETF	8,256	391,665
iShares MSCI Emerging Markets Index Fund - ETF	26,688	1,138,243
Vanguard Emerging Markets ETF	8,020	356,730
Total Investment Companies (Cost $ 1,911,545)		1,886,638

Money Markets (4.94%)

American Beacon Money Market Fund	885,758	885,758
Dreyfus Cash Management	306,444	306,444
Dreyfus Cash Management Plus	456,492	456,492
Total Money Market (Cost $ 1,648,694)		1,648,694

Total Investments
(Cost $ 34,333,187) (b) – 98.31%		32,788,238

Other assets in excess of liabilities – 1.69%		565,278

NET ASSETS – 100.00%		33,353,516

(a) Non-income producing security.
(b) See notes to financial statements for tax unrealized appreciation (depreciation) of securities.
* Rule 144A, Section 4(2) on the other security which is restricted as to resale to institutional investors.
† Rounds to less than 0.01%.
†† Denotes tracking stocks.
ETF - Exchange Traded Fund
EUR - European Monetary Unit (Euro)
GBP - Great British Pound
JPY - Japanese Yen
USD - United States Dollar

NestEgg Dow Jones Target Date Funds	Schedule of Portfolio Investments
NestEgg Dow Jones 2030 Fund	July 31, 2008 - (Unaudited)

	Shares or
Security Description	Principal (Currency Noted)	Value ($)
Common Stocks (65.93%)

Basic Materials (3.99%)
AbitibiBowater, Inc.	216	1,821
Acerinox SA	42	835
Agnico-Eagle Mines Ltd.	26	1,424
Agrium, Inc.	26	2,285
Air Products & Chemicals, Inc.	64	6,093
Air Water, Inc.	91	1,143
Airgas, Inc.	146	8,363
AK Steel Holding Corp.	175	11,113
Akzo Nobel NV	42	2,418
Albemarle Corp.	136	5,294
Alcoa, Inc.	283	9,551
Allegheny Technologies, Inc.	169	7,992
Alumina Ltd.	396	1,734
Anglo American PLC	560	32,414
Antofagasta PLC	74	848
ArcelorMittal	119	10,622
Arkema, Inc.	17	870
Asahi Kasei Corp.	465	2,388
Ashland, Inc.	111	4,636
Barrick Gold Corp.	134	5,674
BASF SE	154	9,837
Bayer AG	118	10,190
BHP Billiton Ltd.	1,116	41,737
BHP Billiton PLC	367	12,312
BlueScope Steel Ltd.	247	2,703
Brookfield Infrastructure Partners LP	3	56
Cabot Corp.	115	3,085
Cameco Corp.	51	1,821
Carpenter Technology Corp.	235	9,095
Celanese Corp.	343	13,216
CF Industries Holdings, Inc.	70	11,442
Chemtura Corp.	462	3,012
Ciba Specialty Chemicals AG	18	473
Clariant AG	70	698
Cleveland-Cliffs, Inc.	130	14,093
Coeur d'Alene Mines Corp. (a)	2,330	6,734
Cytec Industries, Inc.	215	11,623
Daicel Chemical Industries Ltd.	163	964
Daido Steel Co. Ltd.	150	788

NestEgg Dow Jones Target Date Funds	Schedule of Portfolio Investments
NestEgg Dow Jones 2030 Fund	July 31, 2008 - (Unaudited)

	Shares or
Security Description	Principal (Currency Noted)	Value ($)
Dainippon Ink and Chemicals, Inc.	278	750
Denki Kagaku Kogyo K K	218	651
Domtar Corp. (a)	1,181	6,732
Dow Chemical Co.	317	10,559
Dowa Holdings Co. Ltd.	101	678
Eastman Chemical Co.	166	9,953
Ecolab, Inc.	310	13,857
EI Du Pont de Nemours & Co.	301	13,187
Ferro Corp.	240	5,222
First Quantum Minerals Ltd.	12	826
FMC Corp.	152	11,304
FNX Mining Co., Inc. (a)	36	634
Fortescue Metals Group Ltd. (a)	390	3,196
Givaudan SA	1	818
Gold Corp., Inc.	109	4,061
HB Fuller Co.	478	11,950
Hercules, Inc.	791	15,860
Hitachi Chemical Co. Ltd.	51	981
Hitachi Metals Ltd.	90	1,493
Hokuetsu Paper Mills Ltd.	208	893
HudBay Minerals, Inc. (a)	45	435
Huntsman Corp.	178	2,403
Iamgold Corp.	132	880
Iluka Resources Ltd.	214	967
Inmet Mining Corp.	13	824
International Flavors & Fragra, Inc.	165	6,636
International Paper Co.	140	3,881
Ivanhoe Mines Ltd. (a)	76	858
JFE Holdings, Inc.	203	9,954
Johnson Matthey PLC	34	1,126
JSR Corp.	71	1,277
K+S AG	28	3,490
Kagara Ltd.	196	626
Kaneka Corp.	133	824
Kansai Paint Co. Ltd.	126	881
Kazakhmys PLC	42	1,248
Kingboard Chemical Holdings Ltd.	196	942
Kinross Gold Corp.	91	1,659
Kobe Steel Ltd.	1,033	2,949
Koninklijke DSM NV	31	1,889

NestEgg Dow Jones Target Date Funds	Schedule of Portfolio Investments
NestEgg Dow Jones 2030 Fund	July 31, 2008 - (Unaudited)

	Shares or
Security Description	Principal (Currency Noted)	Value ($)
Lanxess AG	20	779
Lee & Man Paper Manufacturing Ltd.	253	300
Lihir Gold Ltd. (a)	607	1,555
Linde AG	19	2,647
Lonmin PLC	15	721
Lonza Group AG	11	1,602
Louisiana-Pacific Corp.	830	7,022
Lubrizol Corp.	140	6,972
Lundin Mining Corp. (a)	85	445
MeadWestvaco Corp.	442	11,850
Minara Resources Ltd.	201	367
Minerals Technologies, Inc.	78	5,032
Mitsubishi Chemical Holdings Co.	457	2,732
Mitsubishi Gas Chemical Co., Inc.	154	1,029
Mitsubishi Materials Corp.	416	1,646
Mitsui Chemicals, Inc.	261	1,260
Mitsui Mining & Smelting Co. Ltd	225	688
Monsanto Co.	282	33,589
Mosaic Co.	65	8,269
Neenah Paper, Inc.	62	1,158
Newcrest Mining Ltd.	110	3,054
Newmont Mining Corp.	251	12,038
Nine Dragons Paper Holdings Ltd.	387	303
Nippon Kayaku Co. Ltd.	125	797
Nippon Light Metal Co. Ltd.	420	631
Nippon Paint Co. Ltd.	216	901
Nippon Shokubai Co. Ltd.	123	852
Nippon Steel Corp.	2,211	12,706
Nippon Yakin Kogyo Co. Ltd.	92	507
Nissan Chemical Industries Ltd.	87	1,037
Nisshin Steel Co. Ltd.	282	881
Nitto Denko Corp.	55	1,585
Norske Skogindustrier ASA	77	316
Nova Chemicals Corp.	29	746
Nucor Corp.	148	8,469
Nufarm Ltd.	97	1,539
OJI Paper Co. Ltd.	336	1,704
Olin Corp.	511	15,197
OM Group, Inc. (a)	129	4,334
OneSteel Ltd.	382	2,439

NestEgg Dow Jones Target Date Funds	Schedule of Portfolio Investments
NestEgg Dow Jones 2030 Fund	July 31, 2008 - (Unaudited)

	Shares or
Security Description	Principal (Currency Noted)	Value ($)
Orica Ltd.	104	2,339
Osaka Titanium Technologies Co.	13	696
Outokumpu OYJ	35	823
Oxiana Ltd.	1,033	1,946
Pacific Metals Co. Ltd.	62	384
Paladin Energy Ltd. (a)	177	909
PaperlinX Ltd.	403	738
Plum Creek Timber Co., Inc.	409	19,926
Potash Corporation of Saskatchewan, Inc.	45	8,977
PPG Industries, Inc.	48	2,911
Praxair, Inc.	168	15,747
Rautaruukki OYJ	16	608
Rayonier, Inc.	152	7,101
Rengo Co. Ltd.	197	1,388
Rio Tinto Ltd.	108	12,755
Rio Tinto PLC	157	16,613
Rohm & Haas Co.	351	26,325
RPM International, Inc.	835	17,118
RTI International Metals, Inc. (a)	93	2,535
Salzgitter AG	6	983
Schulman A, Inc.	142	3,299
Sensient Technologies Corp.	361	11,234
SGL Carbon AG (a)	21	1,414
Shin-Etsu Chemical Co. Ltd.	135	8,321
Showa Denko KK	392	1,010
Sigma-Aldrich Corp.	218	13,241
Smurfit-Stone Container Corp. (a)	503	2,872
Solvac SA	6	899
Solvay SA	9	1,082
Ssab Svenskt Stal AB	30	833
Stillwater Mining Co. (a)	272	2,584
Stora Enso Oyj	89	811
Sumitomo Bakelite Co. Ltd.	152	789
Sumitomo Chemical Co. Ltd.	550	3,650
Sumitomo Forestry Co. Ltd.	118	957
Sumitomo Metal Industries Ltd.	1,463	7,106
Sumitomo Metal Mining Co. Ltd.	192	2,484
Syngenta AG	15	4,400
Taiyo Nippon Sanso Corp.	128	1,061
Teck Cominco Ltd.	71	3,261

NestEgg Dow Jones Target Date Funds	Schedule of Portfolio Investments
NestEgg Dow Jones 2030 Fund	July 31, 2008 - (Unaudited)

	Shares or
Security Description	Principal (Currency Noted)	Value ($)
ThyssenKrupp AG	60	3,346
Titanium Metals Corp.	135	1,520
Tokai Carbon Co. Ltd.	99	1,185
Tokuyama Corp.	86	544
Tokyo Steel Manufacturing Co.	66	743
Tosoh Corp.	199	865
UBE Industries Ltd.	361	1,305
Umicore Group	25	1,129
United States Steel Corp.	263	42,175
UPM-Kymmene Oyj	82	1,306
Uranium One, Inc. (a)	94	336
USEC, Inc. (a)	545	2,845
Valspar Corp.	642	13,912
Vedanta Resources PLC	30	1,200
Voestalpine AG	17	1,123
Vulcan Materials Co.	155	9,949
Wacker Chemie AG	4	835
Wausau Paper Corp.	287	2,543
Weyerhaeuser Co.	71	3,796
WR Grace & Co. (a)	248	6,391
Xstrata PLC	97	7,008
Yamana Gold, Inc.	99	1,223
Yamato Kogyo Co. Ltd.	23	1,042
Yara International ASA	40	2,888
Zeon Corp.	103	415
Zep, Inc.	90	1,535
		911,739

Communications (5.79%)
3Com Corp. (a)	696	1,308
Adaptec, Inc. (a)	594	2,168
ADC Telecommunications, Inc. (a)	192	1,816
AH Belo Corp.	138	745
Akamai Technologies, Inc. (a)	270	6,302
Alcatel-Lucent	358	2,158
Amazon.Com, Inc. (a)	160	12,214
American Tower Corp. (a)	180	7,542
Anixter International, Inc. (a)	173	11,769
APN News & Media Ltd.	222	657
Ariba, Inc. (a)	707	11,602

NestEgg Dow Jones Target Date Funds	Schedule of Portfolio Investments
NestEgg Dow Jones 2030 Fund	July 31, 2008 - (Unaudited)

	Shares or
Security Description	Principal (Currency Noted)	Value ($)
Arris Group, Inc. (a)	624	5,972
AT&T, Inc.	2,195	67,628
Atheros Communications, Inc. (a)	238	7,378
Avocent Corp. (a)	394	9,369
BCE, Inc.	126	4,792
Belgacom SA	27	1,069
Belo Corp.	691	4,692
Black Box Corp.	101	3,000
British Sky Broadcasting Group PLC	169	1,521
BT Group PLC	1,339	4,614
Cable & Wireless PLC	382	1,249
Cablevision Systems Corp. (a)	439	10,659
CBS Corp.	257	4,205
CenturyTel, Inc.	210	7,810
Charter Communications, Inc. (a)	1,537	1,752
Check Point Software Technologies Ltd. (a)	458	10,456
China Mobile Ltd.	1,386	18,636
China Netcom Group Corp.	649	1,997
China Unicom Ltd.	1,985	4,117
Ciena Corp. (a)	452	9,343
Cincinnati Bell, Inc. (a)	1,410	5,499
Cisco Systems, Inc. (a)	3,099	68,147
Comcast Corp. - A Shares	1,023	21,094
Comcast Corp. - SPL	460	9,448
CommScope, Inc. (a)	326	14,536
Consolidated Media Holdings Ltd.	145	401
Corning, Inc.	837	16,748
Crown Castle International Corp. (a)	488	18,642
CTC Media, Inc. (a)	36	832
Daily Mail & General Trust PLC	75	473
Dentsu, Inc.	2	4,429
Deutsche Telekom AG	465	8,081
Digital River, Inc. (a)	166	6,622
DIRECTV Group, Inc. (a)	373	10,078
Discovery Holding Co. (a)	765	15,208
DISH Network Corp. (a)	361	10,621
Earthlink, Inc. (a)	687	6,183
eBay, Inc. (a)	628	15,807
EchoStar Corp. (a)	238	7,614
Elisa OYJ	38	809

NestEgg Dow Jones Target Date Funds	Schedule of Portfolio Investments
NestEgg Dow Jones 2030 Fund	July 31, 2008 - (Unaudited)

	Shares or
Security Description	Principal (Currency Noted)	Value ($)
Embarq Corp.	368	16,843
Entercom Communications Corp.	150	920
Equinix, Inc. (a)	166	13,506
Ericsson	459	4,837
Expedia, Inc. (a)	540	10,568
Extreme Networks (a)	702	2,057
F5 Networks, Inc. (a)	465	13,555
Fairfax Media Ltd.	453	1,173
Fairpoint Communications, Inc.	17	118
Foundry Networks, Inc. (a)	212	3,697
Foxconn International Holdings Ltd. (a)	621	595
France Telecom SA	273	8,675
Frontier Communications Corp.	671	7,757
Gannett Co., Inc.	546	9,894
Gestevision Telecinco SA	40	542
GN Store Nord AS	91	460
Google, Inc. (a)	123	58,271
Hakuhodo DY Holdings, Inc.	17	923
Harmonic, Inc. (a)	684	5,328
Harris Corp.	238	11,460
Harte-Hanks, Inc.	298	3,698
Hellenic Telecommunications Organisation SA	47	982
HLTH Corp. (a)	447	4,890
Hutchison Telecommunications, Inc. (a)	873	1,146
IAC/InterActiveCorp. (a)	355	6,198
Idearc, Inc.	1,187	1,555
IDT Corp. (a)	311	550
Informa PLC	101	874
Inmarsat PLC	131	1,249
InterDigital, Inc. (a)	259	6,011
Interpublic Group of Companies, Inc. (a)	956	8,403
Interwoven, Inc. (a)	224	3,154
ITV PLC	525	443
j2 Global Communications, Inc. (a)	199	4,770
JDS Uniphase Corp. (a)	350	3,826
John Wiley & Sons, Inc.	249	11,290
Juniper Networks, Inc. (a)	228	5,935
Jupiter Telecommunications Co.	1	786
KDDI Corp.	1	5,756
Lagardere SCA	19	1,048

NestEgg Dow Jones Target Date Funds	Schedule of Portfolio Investments
NestEgg Dow Jones 2030 Fund	July 31, 2008 - (Unaudited)

	Shares or
Security Description	Principal (Currency Noted)	Value ($)
Lamar Advertising Co. (a)	120	4,558
Leap Wireless International, Inc. (a)	82	3,537
Lee Enterprises, Inc.	225	680
Liberty Global, Inc. - A Shares (a)	76	2,191
Liberty Global, Inc. - C Shares (a)	148	4,055
Liberty Media Corp. - Capital (a) ††	56	870
Liberty Media Corp. - Interactive (a) ††	267	3,746
Liberty Media Corp. (Entertainment) (a) ††	224	5,515
Manitoba Telecom Services, Inc.	25	997
Matsui Securities Co. Ltd.	130	939
McAfee, Inc. (a)	231	7,565
McClatchy Co.	324	1,383
Media General, Inc.	122	1,547
Mediaset SpA	111	791
Meredith Corp.	159	4,064
Mobistar SA	14	1,161
Modern Times Group AB	18	1,017
NetFlix, Inc. (a)	227	7,012
NeuStar, Inc. (a)	129	2,706
News Corp. - A Shares	964	13,621
News Corp. - B Shares	190	2,776
NII Holdings, Inc. (a)	303	16,562
Nippon Telegraph & Telephone Corp.	2	10,252
Nokia OYJ	608	16,740
NTT Data Corp.	1	4,134
NTT DoCoMo, Inc.	6	9,710
NutriSystem, Inc.	131	2,255
Oki Electric Industry Co. Ltd.	565	859
PagesJaunes Groupe	54	734
PCCW Ltd.	1,760	1,117
Pearson PLC	125	1,611
Plantronics, Inc.	388	9,448
Polycom, Inc. (a)	145	3,422
Portugal Telecom SGPS SA	144	1,586
Priceline.com, Inc. (a)	53	6,092
PT Multimedia Servicos de Telecomunicacoes & Multimedia SA	20	194
Publicis Groupe SA	25	821
Qualcomm, Inc.	846	46,818
Radio One, Inc. (a)	414	410
Rakuten, Inc.	4	2,024

NestEgg Dow Jones Target Date Funds	Schedule of Portfolio Investments
NestEgg Dow Jones 2030 Fund	July 31, 2008 - (Unaudited)

	Shares or
Security Description	Principal (Currency Noted)	Value ($)
RCN Corp. (a)	153	1,862
RealNetworks, Inc. (a)	613	4,211
Reed Elsevier NV	83	1,379
Reed Elsevier PLC	170	1,942
RF Micro Devices, Inc. (a)	1,551	5,072
RH Donnelley Corp. (a)	581	901
Rogers Communications, Inc.	73	2,466
Royal KPN NV	281	4,914
S1 Corp. (a)	331	2,688
Sanoma-Wsoy Oyj	34	740
SAVVIS, Inc. (a)	114	1,839
SBA Communications Corp. (a)	511	19,362
SBI E*trade Securities Co. Ltd.	1	754
SBI Holdings, Inc./Japan	4	958
Seat Pagine Gialle SpA	1,948	222
Seek Ltd.	151	711
SES - FDR	55	1,348
Seven Network Ltd.	113	785
Shaw Communications, Inc.	60	1,273
Sinclair Broadcast Group, Inc.	282	2,152
Singapore Press Holdings Ltd.	524	1,544
Singapore Telecommunications Ltd.	1,760	4,608
Sirius Satellite Radio, Inc. (a)	2,360	3,776
Societe Television Francaise 1	32	552
Softbank Corp.	238	4,386
SonicWALL, Inc. (a)	368	2,149
Sonus Networks, Inc. (a)	1,012	3,674
Sprint Nextel Corp.	904	7,359
Swisscom AG	3	971
Sycamore Networks, Inc. (a)	1,093	3,804
Symantec Corp. (a)	394	8,302
Tandberg ASA	47	833
Tekelec (a)	383	5,971
Tele2 AB - B shares	62	1,091
Telecom Corp. of New Zealand Ltd.	598	1,672
Telecom Italia RNC	933	1,263
Telecom Italia SpA	1,700	3,084
Telefonica SA	669	17,459
Telekom Austria AG	52	1,074
Telenor ASA	120	1,827

NestEgg Dow Jones Target Date Funds	Schedule of Portfolio Investments
NestEgg Dow Jones 2030 Fund	July 31, 2008 - (Unaudited)

	Shares or
Security Description	Principal (Currency Noted)	Value ($)
Telephone & Data Systems, Inc. - Special Common Shares	81	3,204
Telephone & Data Systems, Inc.	81	3,434
Television Broadcasts Ltd.	159	893
TeliaSonera AB	286	2,187
Tellabs, Inc. (a)	790	4,061
Telstra Corp. Ltd.	1,242	5,264
Telus Corp.	27	1,002
Telus Corp. - Non Voting Shares	25	879
Tencent Holdings Ltd.	245	2,184
The McGraw-Hill Companies, Inc.	146	5,938
The New York Times Co.	284	3,576
Thomson Corp.	29	936
Thomson Reuters PLC	31	840
Tibco Software, Inc. (a)	1,546	12,693
Time Warner, Inc.	1,954	27,981
Trend Micro, Inc.	35	1,226
Trinity Mirror PLC	105	179
TW Telecom, Inc. (a)	229	3,659
United Internet AG	61	1,180
United Online, Inc.	366	3,975
US Cellular Corp. (a)	27	1,611
Valueclick, Inc. (a)	542	6,450
VeriSign, Inc. (a)	388	12,626
Verizon Communications, Inc.	1,055	35,912
Viacom, Inc. (a)	251	7,010
Vignette Corp. (a)	165	1,858
Virgin Media, Inc.	449	5,038
Vivendi SA	179	7,531
Vodafone Group PLC	10,301	27,771
VTech Holdings Ltd.	121	740
The Walt Disney Co.	925	28,074
The Washington Post Co.	10	6,183
Websense, Inc. (a)	179	3,736
West Australian Newspapers Holdings Ltd.	89	745
Windstream Corp.	1,146	13,660
Wolters Kluwer NV	48	1,122
WPP Group PLC	190	1,821
Yahoo! Japan Corp.	5	1,906
Yahoo!, Inc. (a)	685	13,624
Yell Group PLC	121	168

NestEgg Dow Jones Target Date Funds	Schedule of Portfolio Investments
NestEgg Dow Jones 2030 Fund	July 31, 2008 - (Unaudited)

	Shares or
Security Description	Principal (Currency Noted)	Value ($)
Yellow Pages Income Fund	87	766
		1,323,696

Consumer, Cyclical (6.70%)
99 Cents Only Stores (a)	332	2,221
Abercrombie & Fitch Co.	138	7,620
Accor SA	32	2,149
Adidas AG	32	1,965
Advance Auto Parts, Inc.	174	7,150
Aeon Co. Ltd.	266	3,255
Aeropostale, Inc. (a)	312	10,062
Air France-KLM	30	752
Aisin Seiki Co. Ltd.	69	1,807
Alaska Air Group, Inc. (a)	328	5,865
Alimentation Couche Tard, Inc.	56	613
All Nippon Airways Co. Ltd.	289	1,061
American Axle & Manufacturing Holdings, Inc.	372	2,187
AMR Corp. (a)	459	4,145
Aoyama Trading Co. Ltd.	38	673
Arcandor AG (a)	35	406
Aristocrat Leisure Ltd.	160	731
ArvinMeritor, Inc.	582	8,037
Asics Corp.	80	748
AutoNation, Inc. (a)	364	3,756
Autozone, Inc. (a)	71	9,251
Bally Technologies, Inc. (a)	209	6,644
Barratt Developments PLC	57	107
Bayerische Motoren Werke AG	50	2,256
Bed Bath & Beyond, Inc. (a)	491	13,665
Bellway PLC	43	407
Berkeley Group Holdings PLC	33	471
Best Buy Co., Inc.	169	6,713
Big Lots, Inc. (a)	478	14,560
Billabong International Ltd.	78	749
BJ's Wholesale Club, Inc. (a)	125	4,691
Blockbuster, Inc. (a)	617	1,721
Bob Evans Farms, Inc.	208	5,957
Borders Group, Inc.	340	1,666
BorgWarner, Inc.	184	7,419
Boyd Gaming Corp.	91	908

NestEgg Dow Jones Target Date Funds	Schedule of Portfolio Investments
NestEgg Dow Jones 2030 Fund	July 31, 2008 - (Unaudited)

	Shares or
Security Description	Principal (Currency Noted)	Value ($)
Bridgestone Corp.	237	3,877
Brightpoint, Inc. (a)	309	2,129
Brinker International, Inc.	214	3,935
British Airways PLC	135	683
Brown Shoe Co., Inc.	233	3,761
Brunswick Corp.	545	7,031
Burberry Group PLC	84	750
Callaway Golf Co.	389	4,933
Canadian Tire Corp. Ltd.	14	745
Canon Marketing Japan, Inc.	60	888
Carmax, Inc. (a)	361	4,837
Carnival Corp.	185	6,834
Carnival PLC	27	951
Carphone Warehouse Group PLC	150	562
Casey's General Stores, Inc.	302	7,429
Cathay Pacific Airways Ltd.	415	801
Centex Corp.	229	3,362
Champion Enterprises, Inc. (a)	287	1,134
Charming Shoppes, Inc. (a)	690	3,761
Chico's FAS, Inc. (a)	1,043	5,810
China Travel International Investment Ltd.	1,629	441
Chipotle Mexican Grill, Inc. (a)	30	2,055
Choice Hotels International, Inc.	63	1,566
Christopher & Banks Corp.	223	1,940
Cintas Corp.	244	6,939
Circuit City Stores, Inc.	1,327	2,681
Citizen Holdings Co. Ltd.	126	896
Coach, Inc. (a)	164	4,184
Compagnie Financiere Richemont SA	81	4,875
Compass Group PLC	309	2,241
Continental AG	23	2,591
Continental Airlines, Inc. (a)	196	2,691
Cooper Tire & Rubber Co.	350	3,224
Copart, Inc. (a)	351	15,395
Costco Wholesale Corp.	233	14,604
Crocs, Inc. (a)	162	719
Crown Ltd.	145	1,084
CVS Caremark Corp.	750	27,375
Daihatsu Motor Co. Ltd.	107	1,275
Daimler AG	149	8,688

NestEgg Dow Jones Target Date Funds	Schedule of Portfolio Investments
NestEgg Dow Jones 2030 Fund	July 31, 2008 - (Unaudited)

	Shares or
Security Description	Principal (Currency Noted)	Value ($)
Daiwa House Industry Co. Ltd.	199	1,891
Darden Restaurants, Inc.	315	10,260
David Jones Ltd.	221	708
Deckers Outdoor Corp. (a)	55	6,216
Denso Corp.	174	4,540
Denway Motors Ltd.	2,321	830
Deutsche Lufthansa AG	39	902
Dick's Sporting Goods, Inc. (a)	407	7,143
Dillard's, Inc.	518	5,237
DineEquity, Inc.	69	1,594
DR Horton, Inc.	536	5,960
Dress Barn, Inc. (a)	280	4,516
DSG International PLC	343	306
Esprit Holdings Ltd.	344	3,697
Ethan Allen Interiors, Inc.	174	4,367
Family Dollar Stores, Inc.	280	6,524
FamilyMart Co. Ltd.	42	1,838
Fast Retailing Co. Ltd.	26	2,918
Fastenal Co.	267	13,046
Fiat SpA	108	1,867
Finish Line, Inc	31	336
Foot Locker, Inc.	313	4,714
Ford Motor Co. (a)	1,176	5,645
Fossil, Inc. (a)	208	5,570
Fred's, Inc.	244	3,138
Fuji Heavy Industries Ltd.	233	1,257
Furniture Brands International, Inc.	253	3,003
Futaba Industrial Co. Ltd.	44	869
Galaxy Entertainment Group Ltd. (a)	1,070	450
GameStop Corp. (a)	257	10,411
Gaylord Entertainment Co. (a)	167	5,017
General Motors Corp.	157	1,738
Genesco, Inc. (a)	92	2,705
Genuine Parts Co.	406	16,285
Georg Fischer AG	1	363
Gildan Activewear, Inc. (a)	32	814
GKN PLC	139	587
GOME Electrical Appliances Holdings Ltd.	2,696	1,137
Grafton Group PLC	79	470
Group 1 Automotive, Inc.	150	2,948

NestEgg Dow Jones Target Date Funds	Schedule of Portfolio Investments
NestEgg Dow Jones 2030 Fund	July 31, 2008 - (Unaudited)

	Shares or
Security Description	Principal (Currency Noted)	Value ($)
Guess ?, Inc.	74	2,344
Gunze Ltd.	199	852
Gymboree Corp. (a)	124	4,638
H2O Retailing Corp.	113	733
Harley-Davidson, Inc.	66	2,497
Harman International Industries, Inc.	128	5,270
Harvey Norman Holdings Ltd.	294	900
Hasbro, Inc.	278	10,764
Haseko Corp.	409	451
Hennes & Mauritz AB	76	4,080
Herman Miller, Inc.	75	1,961
Hermes International SA	12	1,919
Hino Motors Ltd.	155	819
Hitachi High-Technologies Corp.	45	880
HNI Corp.	224	4,850
Home Depot, Inc.	649	15,466
Home Retail Group PLC	136	585
Honda Motor Co. Ltd.	758	24,521
Iberia Lineas Aereas de Espana SA	230	692
Inchcape PLC	115	572
Inditex SA	39	1,889
Ingram Micro, Inc. (a)	286	5,271
Insight Enterprises, Inc. (a)	399	5,091
Interface, Inc.	228	2,702
International Game Technology	140	3,039
International Speedway Corp.	127	4,672
Isetan Mitsukoshi Holdings Ltd.	152	1,753
Isuzu Motors Ltd.	517	2,248
Itochu Corp.	526	5,266
Izumi Co. Ltd.	68	1,061
J Crew Group, Inc. (a)	240	6,902
J Front Retailing Co. Ltd.	270	1,472
Jack in the Box, Inc. (a)	256	5,524
Jakks Pacific, Inc. (a)	157	3,451
Japan Airlines Corp.	560	1,147
Jardine Cycle & Carriage Ltd.	103	1,314
JC Penney Co., Inc.	432	13,319
JetBlue Airways Corp. (a)	1,304	6,872
Johnson Controls, Inc.	199	6,002
Jones Apparel Group, Inc.	673	11,266

NestEgg Dow Jones Target Date Funds	Schedule of Portfolio Investments
NestEgg Dow Jones 2030 Fund	July 31, 2008 - (Unaudited)

	Shares or
Security Description	Principal (Currency Noted)	Value ($)
JTEKT Corp.	75	1,129
Juki Corp.	125	315
Kesa Electricals PLC	166	495
Kingfisher PLC	364	854
Kloeckner & Co. AG	14	708
Kohl's Corp. (a)	122	5,113
Koito Manufacturing Co. Ltd.	93	1,246
Kokuyo Co. Ltd.	99	869
K's Holdings Corp.	40	712
Kuraray Co. Ltd.	122	1,326
Ladbrokes PLC	131	655
Las Vegas Sands Corp. (a)	44	2,003
Lawson, Inc.	32	1,655
La-Z-Boy, Inc.	374	2,760
Lear Corp. (a)	492	7,090
Li & Fung Ltd.	725	2,477
Li Ning Co. Ltd.	455	1,113
Life Time Fitness, Inc. (a)	136	4,051
Lifestyle International Holdings Ltd.	542	817
Liz Claiborne, Inc.	201	2,627
LKQ Corp. (a)	157	3,219
Longs Drug Stores Corp.	129	6,031
Lowe's Companies, Inc.	774	15,728
Limited Brands, Inc.	723	11,922
Macrovision Solutions Corp. (a)	268	4,074
Macy's, Inc.	109	2,050
Magna International, Inc.	17	1,002
Marks & Spencer Group PLC	264	1,352
Marriott International, Inc.	145	3,757
Marubeni Corp.	534	3,925
Marui Group Co. Ltd.	112	866
Marvel Entertainment, Inc. (a)	140	4,858
Matsushita Electric Industrial Co. Ltd.	714	15,288
Mattel, Inc.	771	15,459
Mazda Motor Corp.	310	1,799
McDonald's Corp.	430	25,710
MDC Holdings, Inc.	74	3,072
Men's Wearhouse, Inc.	201	4,002
MGM Mirage (a)	52	1,509
Michelin	22	1,461

NestEgg Dow Jones Target Date Funds	Schedule of Portfolio Investments
NestEgg Dow Jones 2030 Fund	July 31, 2008 - (Unaudited)

	Shares or
Security Description	Principal (Currency Noted)	Value ($)
Mitchells & Butlers PLC	70	344
Mitsubishi Corp.	659	19,363
Mitsubishi Logistics Corp.	74	896
Mitsubishi Motors Corp. (a)	1,291	2,142
Mitsubishi Rayon Co. Ltd.	199	612
Mitsui & Co. Ltd.	570	11,808
Modine Manufacturing Co.	151	2,633
Mohawk Industries, Inc. (a)	100	5,897
MSC Industrial Direct Co.	257	12,259
Nagase & Co. Ltd.	87	914
Namco Bandai Holdings, Inc.	81	983
Newell Rubbermaid, Inc.	661	10,926
Next PLC	35	662
NGK Spark Plug Co. Ltd.	64	723
NHK Spring Co. Ltd.	121	857
Nifco, Inc.	46	1,051
Nintendo Co. Ltd.	38	18,527
Nippon Seiki Co. Ltd.	40	577
Nissan Motor Co. Ltd.	838	6,525
Nisshinbo Industries, Inc.	88	1,064
Nissin Kogyo Co. Ltd.	37	634
Nitori Co. Ltd.	21	1,148
NOK Corp.	54	786
Nokian Renkaat OYJ	33	1,435
Nordstrom, Inc.	276	7,932
Nu Skin Enterprises, Inc.	291	4,703
OfficeMax, Inc.	582	7,426
Onward Holdings Co. Ltd.	91	995
OPAP SA	32	1,148
O'Reilly Automotive, Inc. (a)	194	4,955
Orient-Express Hotels Ltd.	230	7,657
Oshkosh Truck Corp.	121	2,183
Pacific Sunwear Of California (a)	567	4,939
Panera Bread Co. (a)	120	6,012
Pantry, Inc. (a)	259	4,141
Parkson Retail Group Ltd. (a)	725	1,002
Penn National Gaming, Inc. (a)	124	3,538
PEP Boys-Manny Moe & Jack	237	1,749
Persimmon PLC	46	263
PetSmart, Inc.	194	4,406

NestEgg Dow Jones Target Date Funds	Schedule of Portfolio Investments
NestEgg Dow Jones 2030 Fund	July 31, 2008 - (Unaudited)

	Shares or
Security Description	Principal (Currency Noted)	Value ($)
Peugeot SA	25	1,230
PF Chang's China Bistro, Inc. (a)	101	2,626
Phillips-Van Heusen Corp.	296	10,478
Pier 1 Imports, Inc. (a)	464	1,717
Pinnacle Entertainment, Inc. (a)	220	2,486
Pioneer Corp.	81	634
Pirelli & C SpA	957	597
Polo Ralph Lauren Corp.	94	5,562
Pool Corp.	206	4,548
PPR	12	1,314
Praktiker Bau-und Heimwerkerm AG	25	402
Puma AG Rudolf Dassler Sport	3	973
Punch Taverns PLC	46	233
Qantas Airways Ltd.	323	1,010
Quiksilver, Inc. (a)	978	7,501
RadioShack Corp.	271	4,520
Reece Australia Ltd.	46	856
Regal Entertainment Group	614	10,223
Regis Corp.	187	5,234
Renault SA	31	2,597
Rite Aid Corp. (a)	901	1,153
RONA, Inc. (a)	52	581
Ross Stores, Inc.	283	10,743
Royal Caribbean Cruises Ltd.	348	8,867
Ruby Tuesday, Inc. (a)	318	2,188
Ryland Group, Inc.	194	3,994
Ryohin Keikaku Co. Ltd.	18	1,056
Saks, Inc. (a)	953	9,711
Sally Beauty Holdings, Inc. (a)	519	3,841
Sankyo Co. Ltd.	27	1,644
Scientific Games Corp. (a)	119	3,610
Sears Holdings Corp. (a)	22	1,782
Sega Sammy Holdings, Inc.	76	712
Sekisui Chemical Co. Ltd.	165	1,052
Sekisui House Ltd.	190	1,791
Select Comfort Corp. (a)	200	396
Seven & I Holdings Co. Ltd.	466	14,297
Shangri-La Asia Ltd.	469	1,009
Shimachu Co. Ltd.	38	940
Shimamura Co. Ltd.	11	673

NestEgg Dow Jones Target Date Funds	Schedule of Portfolio Investments
NestEgg Dow Jones 2030 Fund	July 31, 2008 - (Unaudited)

	Shares or
Security Description	Principal (Currency Noted)	Value ($)
Shimano, Inc.	34	1,576
Shoppers Drug Mart Corp.	33	1,752
Singapore Airlines Ltd.	167	1,844
Sky City Entertainment Group Ltd.	300	760
Skywest, Inc.	466	7,093
Sodexho Alliance SA	16	1,050
Sojitz Corp.	313	966
Sonae SGPS SA	371	394
Sony Corp.	331	12,641
Southwest Airlines Co.	340	5,301
Staples, Inc.	316	7,110
Starbucks Corp. (a)	328	4,818
Starwood Hotels & Resorts Worldwide, Inc.	260	8,915
Steelcase, Inc.	254	2,530
Sumitomo Corp.	416	5,661
Sumitomo Rubber Industries, Inc.	91	730
The Sumitomo Warehouse Co. Ltd.	177	771
Superior Industries International, Inc.	107	1,807
Suzuki Motor Corp.	150	3,295
Swatch Group AG BR	5	1,169
Swatch Group AG REG	19	838
TABCorp. Holdings Ltd.	180	1,471
Takashimaya Co. Ltd.	103	874
Takata Corp.	33	502
Target Corp.	394	17,821
Tatts Group Ltd.	421	975
Taylor Wimpey PLC	178	138
Tech Data Corp. (a)	425	14,820
Teijin Ltd.	308	934
The Cato Corp.	216	3,864
The Cheesecake Factory (a)	270	3,802
The Hongkong & Shanghai Hotels Ltd.	649	1,000
Thomson	66	291
Tim Hortons, Inc.	35	952
Timberland Co. (a)	256	3,671
TJX Companies, Inc.	202	6,809
Toho Co. Ltd.	59	1,244
Tokai Rika Co. Ltd.	41	706
Toll Brothers, Inc. (a)	268	5,384
Toray Industries, Inc.	465	2,340

NestEgg Dow Jones Target Date Funds	Schedule of Portfolio Investments
NestEgg Dow Jones 2030 Fund	July 31, 2008 - (Unaudited)

	Shares or
Security Description	Principal (Currency Noted)	Value ($)
Toro Co.	166	5,403
Toto Ltd.	128	937
Toyobo Co. Ltd.	404	801
Toyoda Gosei Co. Ltd.	34	938
Toyota Boshoku Corp.	42	932
Toyota Industries Corp.	74	2,147
Toyota Motor Corp.	1,196	51,660
Toyota Tsusho Corp.	77	1,527
Tractor Supply Co. (a)	143	5,435
Triarc Companies, Inc.	202	1,127
TRW Automotive Holdings Corp. (a)	143	2,653
TUI AG	38	876
TUI Travel PLC	176	698
UAL Corp. (a)	213	1,770
Under Armour, Inc. (a)	124	3,615
United Stationers, Inc. (a)	114	4,370
UNY Co. Ltd.	103	1,086
Urban Outfitters, Inc. (a)	185	6,107
US Airways Group, Inc. (a)	482	2,439
USS Co. Ltd.	16	1,072
Vail Resorts, Inc. (a)	130	5,249
Valeo SA	21	683
VF Corp.	193	13,815
Virgin Blue Holdings Ltd.	200	149
Volkswagen AG	22	7,014
Wacoal Holdings Corp.	89	1,019
Walgreen Co.	527	18,097
Wal-Mart Stores, Inc.	899	52,699
Watsco, Inc.	97	4,837
Wendy's International, Inc.	178	4,085
Wesco International, Inc. (a)	239	8,998
Whirlpool Corp.	162	12,263
William Hill PLC	88	548
Williams-Sonoma, Inc.	141	2,459
Winnebago Industries, Inc.	157	2,003
WMS Industries, Inc. (a)	180	5,072
Wolseley PLC	102	691
Wolverine World Wide, Inc.	415	11,093
World Fuel Services Corp.	118	2,844
WW Grainger, Inc.	115	10,294

NestEgg Dow Jones Target Date Funds	Schedule of Portfolio Investments
NestEgg Dow Jones 2030 Fund	July 31, 2008 - (Unaudited)

	Shares or
Security Description	Principal (Currency Noted)	Value ($)
Wyndham Worldwide Corp.	329	5,902
Wynn Resorts Ltd. (a)	42	4,094
Yamada Denki Co. Ltd.	30	2,047
Yamaha Corp.	69	1,423
Yamaha Motor Co. Ltd.	72	1,221
The Yokohama Rubber Co. Ltd.	152	741
Yum! Brands, Inc.	225	8,060
Zale Corp. (a)	275	6,083
		1,532,327

Consumer, Non-cyclical (6.43%)
ABB Grain Ltd.	140	1,055
ABC Learning Centres Ltd.	193	132
Abertis Infraestructuras SA	38	810
Accenture Ltd.	322	13,447
ACCO Brands Corp. (a)	332	2,845
Adecco SA	19	876
Administaff, Inc.	105	3,015
Aggreko PLC	97	1,367
Ajinomoto Co., Inc.	216	2,222
Alberto-Culver Co.	174	4,668
Alexion Pharmaceuticals, Inc. (a)	177	16,594
Alliance Data Systems Corp. (a)	141	9,045
Altria Group, Inc.	778	15,832
American Greetings Corp.	296	4,387
Anheuser-Busch Co., Inc.	288	19,515
Apollo Group, Inc. (a)	236	14,700
Arbitron, Inc.	119	5,593
Archer-Daniels-Midland Co.	332	9,505
Asahi Breweries Ltd.	157	2,961
Associated British Foods PLC	63	894
Atlantia SpA	44	1,182
Avery Dennison Corp.	226	9,946
Avis Budget Group, Inc. (a)	810	4,941
Babcock International Group PLC	104	1,247
BearingPoint, Inc. (a)	1,216	1,070
Beiersdorf AG	16	1,040
Benesse Corp.	35	1,535
Biogen Idec, Inc. (a)	127	8,860
Bio-Rad Laboratories, Inc. (a)	74	6,593

NestEgg Dow Jones Target Date Funds	Schedule of Portfolio Investments
NestEgg Dow Jones 2030 Fund	July 31, 2008 - (Unaudited)

	Shares or
Security Description	Principal (Currency Noted)	Value ($)
Blyth, Inc.	164	2,386
Bowne & Co., Inc.	160	2,069
Brisa-Auto Estradas de Portugal, SA (BRISA)	80	814
British American Tobacco PLC	225	8,150
Brown-Forman Corp.	76	5,469
Bunzl PLC	81	1,014
C&C Group PLC	133	627
Cadbury PLC	208	2,469
Capita Group PLC	92	1,254
Carlsberg A/S	8	653
Carrefour SA	84	4,315
Casino Guichard Perrachon SA	11	1,103
Celera Corp. (a)	639	8,722
Celgene Corp. (a)	219	16,532
Centene Corp. (a)	231	5,154
Central European Distribution Corp. (a)	139	10,141
Cepheid, Inc. (a)	306	5,239
Chaoda Modern Agriculture Ltd.	1,473	1,709
Charles River Laboratories International, Inc. (a)	96	6,380
Chemed Corp.	94	4,023
China Mengniu Dairy Co. Ltd.	310	918
ChoicePoint, Inc. (a)	130	6,221
Christian Dior SA	9	974
Church & Dwight Co., Inc.	311	17,065
Cintra Concesiones de Infraest	74	838
Clorox Co.	257	14,007
Coca Cola Hellenic Bottling Co.	36	885
Coca-Cola Amatil Ltd.	170	1,236
Coca-Cola Co.	774	39,861
Coca-Cola West Holdings Co. Ltd.	52	1,150
Colgate-Palmolive Co.	275	20,424
Colruyt SA	5	1,398
ConAgra Foods, Inc.	164	3,556
Constellation Brands, Inc. (a)	479	10,308
Convergys Corp. (a)	276	3,505
Corinthian Colleges, Inc. (a)	674	10,616
Corn Products International, Inc.	377	17,534
Corporate Executive Board Co.	63	2,361
Corrections Corporation of America (a)	568	15,921
Cosco Pacific Ltd.	412	722

NestEgg Dow Jones Target Date Funds	Schedule of Portfolio Investments
NestEgg Dow Jones 2030 Fund	July 31, 2008 - (Unaudited)

	Shares or
Security Description	Principal (Currency Noted)	Value ($)
Covidien Ltd.	160	7,878
CSL Ltd.	183	5,963
Dai Nippon Printing Co. Ltd.	231	3,186
Dairy Farm International Holdings Ltd.	386	1,903
Danisco A/S	15	1,029
Dean Foods Co. (a)	277	5,900
Del Monte Foods Co.	407	3,455
Delhaize Group	15	826
Deluxe Corp.	404	5,777
DeVry, Inc.	78	4,431
Diageo PLC	418	7,293
Dr Pepper Snapple Group, Inc. (a)	39	806
Enzon Pharmaceuticals, Inc. (a)	269	2,200
Experian Group Ltd.	159	1,238
Ezaki GliCo. Co. Ltd.	110	1,288
Forrester Research, Inc. (a)	61	2,056
Fortune Brands, Inc.	48	2,751
Foster's Group Ltd.	671	3,134
Fresh Del Monte Produce, Inc. (a)	266	5,607
FTI Consulting, Inc. (a)	232	16,509
G4S PLC	246	941
Genentech, Inc. (a)	246	23,432
General Mills, Inc.	141	9,079
Genzyme Corp. (a)	113	8,661
George Weston Ltd.	15	653
Golden Agri-Resources Ltd.	2,676	1,399
Goodman Fielder Ltd.	501	618
Greene King PLC	53	544
H&R Block, Inc.	754	18,345
Hansen Natural Corp. (a)	153	3,498
Hays PLC	337	536
Heineken Holding NV	20	859
Heineken NV	38	1,774
Henkel KGaA	22	843
Hershey Co.	293	10,774
Hertz Global Holdings, Inc. (a)	219	1,868
Hewitt Associates, Inc. (a)	466	17,172
Hillenbrand, Inc.	119	2,755
HJ Heinz Co.	102	5,139
Hormel Foods Corp.	152	5,498

NestEgg Dow Jones Target Date Funds	Schedule of Portfolio Investments
NestEgg Dow Jones 2030 Fund	July 31, 2008 - (Unaudited)

	Shares or
Security Description	Principal (Currency Noted)	Value ($)
House Foods Corp.	73	1,200
Human Genome Sciences, Inc. (a)	557	3,693
Husqvarna AB	78	651
IAWS Group PLC	52	1,209
Illumina, Inc. (a)	84	7,832
ImClone Systems, Inc. (a)	78	4,987
Imperial Tobacco Group PLC	107	4,007
InBev NV	31	2,091
Incyte Corp. (a)	288	2,667
InterMune, Inc. (a)	121	2,079
Intertek Group PLC	54	1,084
Invitrogen Corp. (a)	158	7,007
Iron Mountain, Inc. (a)	347	10,063
Isis Pharmaceuticals, Inc. (a)	368	6,304
Ito En Ltd.	36	535
ITT Educational Services, Inc. (a)	89	7,884
J Sainsbury PLC	232	1,450
Japan Tobacco, Inc.	2	9,362
Kagome Co. Ltd.	66	980
Kamigumi Co. Ltd.	126	926
Kao Corp.	172	4,472
Kerry Group PLC	41	1,158
Kesko OYJ	20	557
Kikkoman Corp.	80	992
Kimberly-Clark Corp.	176	10,178
Kirin Holdings Co. Ltd.	318	4,861
Koninklijke Ahold NV	192	2,194
Kose Corp.	39	954
Kraft Foods, Inc.	518	16,483
Lender Processing Services, Inc. (a)	170	5,670
Lighthouse Caledonia ASA (a)	7	8
Lincare Holdings, Inc. (a)	120	3,866
Lion Corp.	198	892
Lion Nathan Ltd.	150	1,247
Loblaw Companies Ltd.	24	680
L'Oreal SA	41	4,311
Marine Harvest (a)	859	617
Mastercard, Inc.	35	8,545
McCormick & Co., Inc.	217	8,702
McKesson Corp.	129	7,223

NestEgg Dow Jones Target Date Funds	Schedule of Portfolio Investments
NestEgg Dow Jones 2030 Fund	July 31, 2008 - (Unaudited)

	Shares or
Security Description	Principal (Currency Noted)	Value ($)
Meiji Dairies Corp.	185	955
Meiji Seika Kaisha Ltd.	247	1,163
Metcash Ltd.	285	1,071
Metro AG	25	1,415
Metro, Inc.	31	745
Michael Page International PLC	98	502
Millipore Corp. (a)	91	6,402
Monster Worldwide, Inc. (a)	184	3,264
Moody's Corp.	99	3,446
MPS Group, Inc. (a)	633	7,292
Myriad Genetics, Inc. (a)	215	14,298
Nestle SA	620	27,274
Nichirei Corp.	227	1,336
Nippon Meat Packers, Inc.	101	1,601
Nippon Suisan Kaisha Ltd.	194	942
Nisshin Seifun Group, Inc.	117	1,608
Nissin Food Products Co. Ltd.	36	1,181
Novozymes A/S	9	854
NuVasive, Inc. (a)	146	8,201
Olam International Ltd.	551	915
Pacific Brands Ltd.	368	671
Par Pharmaceutical Cos, Inc. (a)	179	3,097
Parexel International Corp. (a)	343	10,026
Parmalat SpA	304	757
PDL BioPharma, Inc. (a)	200	2,234
Pepsi Bottling Group, Inc.	324	9,023
PepsiAmericas, Inc.	131	3,101
PepsiCo, Inc.	840	55,910
Pernod-Ricard SA	26	2,277
Pharmaceutical Product Development, Inc.	171	6,522
PHH Corp. (a)	321	4,972
Philip Morris International, Inc.	695	35,897
Premier Foods PLC	210	361
Pre-Paid Legal Services, Inc. (a)	42	1,765
Procter & Gamble Co.	1,600	104,768
QP Corp.	113	1,042
Quanta Services, Inc. (a)	241	7,442
RalCorp Holdings, Inc. (a)	107	5,774
Randstad Holding NV	29	825
Reckitt Benckiser Group PLC	94	5,145

NestEgg Dow Jones Target Date Funds	Schedule of Portfolio Investments
NestEgg Dow Jones 2030 Fund	July 31, 2008 - (Unaudited)

	Shares or
Security Description	Principal (Currency Noted)	Value ($)
Regeneron Pharmaceuticals, Inc. (a)	406	8,887
Rent-A-Center, Inc. (a)	556	11,787
Rentokil Initial PLC	342	454
Resources Connection, Inc. (a)	186	4,304
Reynolds American, Inc.	56	3,126
Robert Half International, Inc.	234	5,918
RR Donnelley & Sons Co.	523	13,964
SABMiller PLC	131	2,723
Safeway, Inc.	146	3,901
SAIC, Inc. (a)	1,263	23,858
Sapporo Holdings Ltd.	182	1,311
Saputo, Inc.	46	1,190
Sara Lee Corp.	245	3,347
SECOM Co. Ltd.	75	3,462
Securitas AB	71	827
Serco Group PLC	122	994
Service Corporation International	1,919	18,365
SGS SA	1	1,415
Shiseido Co. Ltd.	131	2,920
Smithfield Foods, Inc. (a)	250	5,370
Societe Des Autoroutes SA	11	944
Sohgo Security Services Co. Ltd.	66	776
Sotheby's	270	7,490
Spherion Corp. (a)	323	1,579
Stewart Enterprises, Inc.	539	4,802
Strayer Education, Inc.	75	16,703
Supervalu, Inc.	478	12,246
Swedish Match AB	55	1,097
Sysco Corp.	268	7,600
Takara Holdings, Inc.	176	1,152
Tate & Lyle PLC	94	728
TeleTech Holdings, Inc. (a)	162	2,203
Tesco PLC	1,229	8,777
Thai Beverage PCL	6,062	953
The JM Smucker Co.	123	5,995
Tingyi Cayman Islands Holding Corp.	1,242	1,496
Tootsie Roll Industries, Inc.	123	3,216
Toppan Printing Co. Ltd.	222	2,305
Toyo Suisan Kaisha Ltd.	66	1,667
Transurban Group	321	1,572

NestEgg Dow Jones Target Date Funds	Schedule of Portfolio Investments
NestEgg Dow Jones 2030 Fund	July 31, 2008 - (Unaudited)

	Shares or
Security Description	Principal (Currency Noted)	Value ($)
TreeHouse Foods, Inc. (a)	117	3,171
Tyson Foods, Inc.	550	8,195
Unicharm Corp.	20	1,414
Unilever NV	266	7,361
Unilever PLC	203	5,583
United Rentals, Inc. (a)	589	9,530
Universal Corp./Richmond VA	127	6,556
UST, Inc.	359	18,887
Valassis Communications, Inc. (a)	271	2,390
Vertex Pharmaceuticals, Inc. (a)	216	7,452
Viad Corp.	111	3,383
VistaPrint Ltd. (a)	161	4,149
Watson Wyatt Worldwide, Inc.	224	12,979
WD-40 Co.	94	3,212
Weight Watchers International, Inc.	62	2,217
The Western Union Co.	331	9,149
Whole Foods Market, Inc.	266	5,897
Wilmar International Ltd.	812	2,619
WM Morrison Supermarkets PLC	357	1,832
WM Wrigley Jr Co.	127	10,028
WM Wrigley Jr Co.- B Shares	33	2,604
Woolworths Ltd.	400	9,493
Yakult Honsha Co. Ltd.	54	1,547
Yamazaki Baking Co. Ltd.	137	1,578
		1,469,563

Energy (6.97%)
Acergy SA	40	675
Advantage Energy Income Fund	29	312
Alpha Natural Resources, Inc. (a)	337	33,346
Anadarko Petroleum Corp.	152	8,802
Apache Corp.	128	14,358
Arch Coal, Inc.	219	12,332
Atwood Oceanics, Inc. (a)	282	12,947
Australian Worldwide Exploration Ltd. (a)	370	1,209
Baker Hughes, Inc.	174	14,426
BG Group PLC	552	12,535
BJ Services Co.	650	19,110
Bourbon SA	17	987
BP PLC	3,597	37,171

NestEgg Dow Jones Target Date Funds	Schedule of Portfolio Investments
NestEgg Dow Jones 2030 Fund	July 31, 2008 - (Unaudited)

	Shares or
Security Description	Principal (Currency Noted)	Value ($)
Cabot Oil & Gas Corp.	150	6,602
Caltex Australia Ltd.	51	572
Cameron International Corp. (a)	384	18,340
Canadian Natural Resources Ltd.	83	6,486
Canadian Oil Sands Trust	36	1,809
CGG-Veritas (a)	20	791
Cheniere Energy, Inc. (a)	155	470
Chesapeake Energy Corp.	262	13,139
Chevron Corp.	754	63,758
Cimarex Energy Co.	163	8,494
CNOOC Ltd.	4,834	7,274
CNPC (Hong Kong) Ltd.	1,760	756
ConocoPhillips Co.	527	43,014
Consol Energy, Inc.	322	23,954
Core Laboratories NV	120	15,553
Cosmo Oil Co. Ltd.	223	692
Covanta Holding Corp. (a)	188	5,290
Crosstex Energy, Inc.	183	5,882
Delta Petroleum Corp. (a)	265	5,054
Denbury Resources, Inc. (a)	388	10,918
Devon Energy Corp.	163	15,467
Diamond Offshore Drilling, Inc.	29	3,460
Dresser-Rand Group, Inc. (a)	108	4,115
Dril-Quip, Inc. (a)	115	6,226
El Paso Corp.	1,558	27,935
Enbridge, Inc.	51	2,238
EnCana Corp.	118	8,516
Enerplus Resources Fund	25	1,025
ENI SpA	381	12,921
ENSCO International, Inc.	261	18,046
EOG Resources, Inc.	132	13,270
Equitable Resources, Inc.	203	10,607
EXCO Resources, Inc. (a)	666	17,349
Exterran Holdings, Inc. (a)	129	7,281
Exxon Mobil Corp.	1,955	157,241
First Solar, Inc. (a)	54	15,396
FMC Technologies, Inc. (a)	228	14,086
Fording Canadian Coal Trust	11	972
Forest Oil Corp. (a)	111	6,330
Foundation Coal Holdings, Inc.	241	14,315

NestEgg Dow Jones Target Date Funds	Schedule of Portfolio Investments
NestEgg Dow Jones 2030 Fund	July 31, 2008 - (Unaudited)

	Shares or
Security Description	Principal (Currency Noted)	Value ($)
Frontier Oil Corp.	131	2,391
Fugro NV	16	1,142
Global Industries Ltd. (a)	404	4,824
Grey Wolf, Inc. (a)	1,465	12,511
Halliburton Co.	468	20,976
Headwaters, Inc. (a)	244	3,199
Helix Energy Solutions Group, Inc. (a)	132	4,215
Helmerich & Payne, Inc.	151	8,929
Hercules Offshore, Inc. (a)	327	8,165
Holly Corp.	240	6,859
Husky Energy, Inc.	38	1,683
Idemitsu Kosan Co. Ltd.	10	878
Imperial Oil Ltd.	44	2,168
Inpex Holdings, Inc.	1	10,168
ION Geophysical Corp. (a)	369	5,893
Japan Petroleum Exploration Co.	16	1,000
John Wood Group PLC	165	1,383
Lundin Petroleum AB (a)	102	1,348
Marathon Oil Corp.	138	6,827
Mariner Energy, Inc. (a)	631	16,696
Murphy Oil Corp.	303	24,158
National Fuel Gas Co.	138	6,871
National Oilwell Varco, Inc. (a)	349	27,442
Neste Oil OYJ	30	730
Nexen, Inc.	72	2,225
Niko Resources Ltd.	12	991
Nippon Mining Holdings, Inc.	308	1,867
Nippon Oil Corp.	485	3,079
Noble Corp.	471	24,431
Noble Energy, Inc.	292	21,570
Occidental Petroleum Corp.	316	24,910
Oceaneering International, Inc. (a)	114	6,913
Oil Search Ltd.	329	1,775
Oilexco, Inc. (a)	91	1,451
OMV AG	24	1,662
Oneok, Inc.	204	9,278
OPTI Canada, Inc. (a)	51	968
Origin Energy Ltd.	290	4,329
Parker Drilling Co. (a)	688	5,552
Patriot Coal Corp. (a)	134	16,904

NestEgg Dow Jones Target Date Funds	Schedule of Portfolio Investments
NestEgg Dow Jones 2030 Fund	July 31, 2008 - (Unaudited)

	Shares or
Security Description	Principal (Currency Noted)	Value ($)
Peabody Energy Corp.	158	10,689
Penn Virginia Corp.	198	12,029
Penn West Energy Trust	35	1,049
Petro-Canada	77	3,554
Pride International, Inc. (a)	317	12,287
Q-Cells AG (a)	12	1,177
Questar Corp.	301	15,917
Quicksilver Resources, Inc. (a)	173	4,526
Range Resources Corp.	234	11,363
Renewable Energy Corp. AS (a)	27	798
Repsol YPF SA	123	4,148
Rowan Companies, Inc.	225	8,955
Royal Dutch Shell PLC - A Shares	387	13,819
Royal Dutch Shell PLC - B Shares	432	15,255
Saipem SpA	39	1,516
Santos Ltd.	198	3,375
SBM Offshore NV	26	585
Schlumberger Ltd.	619	62,890
Seacor Holdings, Inc. (a)	127	10,626
Seadrill Ltd.	54	1,631
Showa Shell Sekiyu KK	88	976
Singapore Petroleum Co. Ltd.	255	1,188
Smith International, Inc.	350	26,033
Solarworld AG	22	1,040
Southwestern Energy Co. (a)	592	21,496
Spectra Energy Corp.	197	5,352
St Mary Land & Exploration Co.	324	13,789
StatoilHydro ASA	194	6,392
Suncor Energy, Inc.	142	7,719
Sunoco, Inc.	289	11,736
Sunpower Corp. (a)	57	4,490
Superior Energy Services, Inc. (a)	380	18,023
Talisman Energy, Inc.	163	2,915
Technip SA	17	1,450
Tesoro Corp.	326	5,033
Tetra Technologies, Inc. (a)	299	5,660
TonenGeneral Sekiyu KK	112	951
Total SA	351	27,048
TransCanada Corp.	83	3,218
Transocean, Inc.	166	22,581

NestEgg Dow Jones Target Date Funds	Schedule of Portfolio Investments
NestEgg Dow Jones 2030 Fund	July 31, 2008 - (Unaudited)

	Shares or
Security Description	Principal (Currency Noted)	Value ($)
Tullow Oil PLC	111	1,732
Ultra Petroleum Corp. (a)	267	19,058
UTS Energy Corp. (a)	189	941
Valero Energy Corp.	180	6,014
Vestas Wind Systems A/S (a)	29	3,832
Walter Industries, Inc.	265	27,791
Weatherford International Ltd. (a)	364	13,734
Westernzagros Resources Ltd.	31	83
W-H Energy Services, Inc. (a)	162	14,828
Whiting Petroleum Corp. (a)	216	20,233
Williams Companies, Inc.	331	10,609
Woodside Petroleum Ltd.	149	7,550
XTO Energy, Inc.	238	11,241
		1,593,140

Financial (12.20%)
ACE Ltd.	141	7,149
Acom Co. Ltd.	31	914
Admiral Group PLC	65	1,192
Aegon NV	225	2,646
Aeon Credit Service Co. Ltd.	77	987
Aeon Mall Co. Ltd.	36	1,078
Affiliated Managers Group, Inc. (a)	51	4,406
AGF Management Ltd.	32	686
Agile Property Holdings Ltd.	613	578
Aiful Corp.	43	451
Aioi Insurance Co. Ltd.	184	989
Alexandria Real Estate Equities, Inc.	153	15,799
Allco Finance Group Ltd.	119	52
Alleanza Assicurazioni SpA	86	841
Alleghany Corp. (a)	8	2,522
Alliance & Leicester PLC	68	459
Allianz SE	70	11,976
Allied Irish Banks PLC	142	1,748
Allied World Assurance Co.	128	5,326
Alpha Bank AE	63	1,867
AMB Property Corp.	192	9,400
AMBAC Financial Group, Inc.	1,727	4,352
Amcore Financial, Inc.	128	786
American Express Co.	544	20,193

NestEgg Dow Jones Target Date Funds	Schedule of Portfolio Investments
NestEgg Dow Jones 2030 Fund	July 31, 2008 - (Unaudited)

	Shares or
Security Description	Principal (Currency Noted)	Value ($)
American Financial Group, Inc.	139	4,027
American Home Mortgage Investments Corp. (a)	327	13
American International Group, Inc.	810	21,101
American National Insurance Co.	32	3,024
AmeriCredit Corp. (a)	873	7,656
Ameriprise Financial, Inc.	68	2,890
Amlin PLC	172	873
AMP Ltd.	622	3,843
Anchor BanCorp. Wisconsin, Inc.	117	842
Anglo Irish Bank Corp. PLC	114	902
Annaly Capital Management, Inc.	964	14,527
Aon Corp.	83	3,801
Apartment Investment & Management Co.	24	820
Arch Capital Group Ltd. (a)	96	6,694
Arthur J Gallagher & Co.	200	5,086
Ascendas Real Estate Investment Trust	610	1,026
Aspen Insurance Holdings Ltd.	155	3,935
Assicurazioni Generali SpA	187	6,514
Associated Banc Corp.	239	3,989
Assurant, Inc.	204	12,264
Assured Guaranty Ltd.	369	4,229
Astoria Financial Corp.	173	3,870
ASX Ltd.	57	1,857
Australia & New Zealand Banking Group	607	9,290
AvalonBay Communities, Inc.	134	13,361
Aviva PLC	402	4,019
AXA Asia Pacific Holdings Ltd.	300	1,271
AXA SA	278	8,233
Axis Capital Holdings Ltd.	282	8,934
Babcock & Brown Ltd.	97	599
Baloise Holding AG	12	1,134
Banca Monte dei Paschi di Sien EU	194	554
Banca Popolare di Milano Scarl	75	755
Banco Bilbao Vizcaya Arg.	551	10,168
Banco BPI SA	118	447
Banco Comercial Portugues SA	519	927
Banco de Valencia SA	76	940
Banco Espirito Santo SA	46	692
Banco Pastor SA	53	598
Banco Popular Espanol SA	119	1,305

NestEgg Dow Jones Target Date Funds	Schedule of Portfolio Investments
NestEgg Dow Jones 2030 Fund	July 31, 2008 - (Unaudited)

	Shares or
Security Description	Principal (Currency Noted)	Value ($)
Banco Santander SA	970	18,884
BanCorpsouth, Inc.	530	11,289
Bank of America Corp.	1,886	62,049
Bank of East Asia Ltd.	516	2,513
Bank of Ireland	152	1,267
Bank of Montreal	78	3,652
Bank of New York Mellon Corp.	442	15,691
Bank of Nova Scotia	153	7,281
Bank of Queensland Ltd.	72	989
Bankinter SA	63	600
Barclays PLC	1,014	6,791
BB&T Corp.	174	4,875
Bendigo Bank Ltd.	173	1,760
BioMed Realty Trust, Inc.	502	12,952
BlackRock, Inc.	13	2,817
BNP Paribas SA	136	13,535
BOC Hong Kong Holdings Ltd.	1,188	3,018
BOK Financial Corp.	46	1,840
Bolsas Y Mercados Espanoles SA	19	706
Boston Properties, Inc.	53	5,098
Bradford & Bingley PLC	128	142
Brandywine Realty Trust	685	10,994
BRE Properties, Inc.	263	12,855
British Land Co. PLC	81	1,128
Brookfield Asset Management, Inc.	90	3,032
Brookfield Properties Corp.	730	13,782
Cabcharge Australia Ltd.	103	747
Cambridge Industrial Trust	606	290
Camden Property Trust	97	4,770
Canadian Imperial Bank of Commerce	52	3,148
CapitaCommercial Trust	623	875
Capital One Financial Corp.	114	4,772
CapitaLand Ltd.	554	2,309
CapitalSource, Inc.	465	5,403
CapitaMall Trust	440	965
Cathay General BanCorp.	358	5,707
Cattles PLC	145	343
CB Richard Ellis Group, Inc. (a)	333	4,679
CBL & Associates Properties, Inc.	511	9,924
Centro Properties Group	281	71

NestEgg Dow Jones Target Date Funds	Schedule of Portfolio Investments
NestEgg Dow Jones 2030 Fund	July 31, 2008 - (Unaudited)

	Shares or
Security Description	Principal (Currency Noted)	Value ($)
CFS Retail Property Trust	666	1,280
Challenger Financial Services Group Ltd.	229	505
Cheung Kong Holdings Ltd.	485	6,851
China Everbright Ltd.	462	863
China Insurance International Holdings Co.	442	1,013
China Overseas Land & Investments Ltd.	1,169	2,095
China Resources Land Ltd.	593	786
Chinese Estates Holdings Ltd.	596	853
Chubb Corp.	158	7,590
Chuo Mitsui Trust Holdings, Inc.	328	2,061
Cigna Corp.	92	3,406
Cincinnati Financial Corp.	372	10,356
CIT Group, Inc.	764	6,479
CITIC International Financial Holdings Ltd.	1,299	1,059
Citigroup, Inc.	1,973	36,875
Citizens Republic BanCorp., Inc.	601	2,013
City Developments Ltd.	156	1,310
City National Corp.	81	3,980
CME Group, Inc.	29	10,444
CNP Assurances SA	8	895
Colonial BancGroup, Inc.	303	2,018
Colonial Properties Trust	363	7,245
Comerica, Inc.	322	9,248
Commerce Bancshares, Inc.	139	6,065
Commerzbank AG	93	2,993
Commonwealth Bank of Australia	428	16,023
Commonwealth Property Office Fund	796	1,016
CompuCredit Corp. (a)	334	2,204
Conseco, Inc. (a)	475	3,981
Corio NV	10	774
Corporate Office Properties Trust	257	9,992
Credit Agricole SA	116	2,492
Credit Saison Co. Ltd.	56	1,186
Credit Suisse Group	163	8,208
Cullen/Frost Bankers, Inc.	122	6,434
Dah Sing Financial Holdings Ltd.	119	932
Daishi Bank Ltd.	256	1,070
Daito Trust Cons Ltd.	30	1,374
Daiwa Securities Group, Inc.	463	4,060
Danske Bank A/S	73	2,087

NestEgg Dow Jones Target Date Funds	Schedule of Portfolio Investments
NestEgg Dow Jones 2030 Fund	July 31, 2008 - (Unaudited)

	Shares or
Security Description	Principal (Currency Noted)	Value ($)
DB RREEF Trust	961	1,267
DBS Group Holdings Ltd.	369	5,181
DCT Industrial Trust, Inc.	1,322	11,197
Deerfield Capital Corp.	21	13
Delphi Financial Group, Inc.	253	6,312
Derwent London PLC	32	697
Deutsche Bank AG	81	7,518
Deutsche Boerse AG	32	3,648
Deutsche Postbank AG	14	997
Developers Diversified Realty Corp.	286	9,141
Dexia SA	86	1,177
DiamondRock Hospitality Co.	589	5,431
Digital Realty Trust, Inc.	306	13,130
Dime Community Bancshares, Inc.	148	2,476
DnB NOR ASA	114	1,475
Duke Realty Corp.	270	6,677
E*Trade Financial Corp. (a)	3,264	9,857
EFG Eurobank Ergasias SA	43	1,072
Endurance Specialty Holdings Ltd.	117	3,580
Equity Lifestyle Properties, Inc.	91	4,369
Equity Residential Property Trust	80	3,454
Erie Indemnity Co.	95	4,152
Erste Bank der Oesterreichisch AG	34	2,188
Essex Property Trust, Inc.	129	15,654
Euler Hermes SA	7	541
Eurazeo	8	801
Everest Re Group Ltd.	129	10,552
Fairfax Financial Holdings Ltd.	6	1,537
Fannie Mae	372	4,278
Federal Realty Investment Trust	81	5,881
Federated Investors, Inc.	195	6,408
FelCor Lodging Trust, Inc.	354	2,828
Fidelity National Financial, Inc.	427	5,705
Fifth Third BanCorp.	153	2,137
First American Corp.	163	4,108
First BanCorp.	421	3,684
First Horizon National Corp.	508	4,775
First Industrial Realty Trust, Inc.	259	6,421
First Marblehead Corp.	103	259
First Midwest BanCorp., Inc.	394	8,089

NestEgg Dow Jones Target Date Funds	Schedule of Portfolio Investments
NestEgg Dow Jones 2030 Fund	July 31, 2008 - (Unaudited)

	Shares or
Security Description	Principal (Currency Noted)	Value ($)
First Niagara Financial Group	823	11,514
FirstFed Financial Corp. (a)	92	736
FirstMerit Corp.	593	11,670
FKP Property Group	182	780
FNB Corp.	525	5,948
Fonciere Des Regions	7	882
Fondiaria-Sai SpA	23	765
Forest City Enterprises, Inc.	102	2,659
Forestar Real Estate Group, Inc. (a)	235	4,249
Fortis	202	2,849
Franklin Resources, Inc.	70	7,043
Franklin Street Properties Corp.	372	4,564
Fraser and Neave Ltd.	363	1,176
Fremont General Corp. (a)	564	175
Friedman Billings Ramsey Group	841	1,505
Friends Provident PLC	333	557
Frontier Financial Corp.	271	3,130
Fukuoka Financial Group, Inc.	600	2,525
Fulton Financial Corp.	1,177	12,406
Genting International PLC (a)	1,849	764
Genworth Financial, Inc.	144	2,300
GLG Partners, Inc.	484	4,467
Goldman Sachs Group, Inc.	135	24,845
Goodman Group	487	1,170
GPT Group	695	995
Gramercy Capital Corp.	88	595
Great-West Lifeco, Inc.	40	1,165
Greentown China Holdings Ltd.	455	391
Guaranty Financial Group, Inc. (a)	51	169
Guoco Group Ltd.	75	788
GZI Real Estate Investment Trust	909	327
Hachijuni Bank Ltd.	172	1,111
Hammerson PLC	45	856
Hang Lung Group Ltd.	278	1,245
Hang Lung Properties Ltd.	608	1,937
Hang Seng Bank Ltd.	229	4,514
Hannover Rueckversicherung AG	24	1,140
Hartford Financial Services Group, Inc.	111	7,036
Hbos PLC	581	3,345
HCC Insurance Holdings, Inc.	221	5,006

NestEgg Dow Jones Target Date Funds	Schedule of Portfolio Investments
NestEgg Dow Jones 2030 Fund	July 31, 2008 - (Unaudited)

	Shares or
Security Description	Principal (Currency Noted)	Value ($)
HCP, Inc.	489	17,638
Health Care REIT, Inc.	651	32,465
Healthcare Realty Trust, Inc.	376	10,908
Henderson Group PLC	272	631
Henderson Investment Ltd.	661	45
Henderson Land Development Corp.	364	2,277
Higo Bank Ltd.	164	927
Hilb Rogal & Hobbs Co.	147	6,372
Hiroshima Bank Ltd.	208	856
Hokuhoku Financial Group, Inc.	463	1,193
Home Properties, Inc.	141	7,758
Hong Kong Exchanges and Clearing Ltd.	353	5,262
Hongkong Land Holdings Ltd.	616	2,544
Hopewell Holdings Ltd.	251	907
Hopson Development Holdings Ltd.	302	321
Horace Mann Educators Corp.	237	3,285
Hospitality Properties Trust	186	3,962
Host Hotels & Resorts, Inc.	1,150	15,077
HRPT Properties Trust	1,657	11,616
HSBC Holdings PLC	2,264	37,640
Hudson City BanCorp., Inc.	999	18,242
Huntington Bancshares, Inc.	909	6,381
Hypo Real Estate Holding AG	15	422
Hysan Development Co. Ltd.	420	1,203
ICAP PLC	112	1,115
IGM Financial, Inc.	22	918
Immoeast AG (a)	83	597
Immofinanz AG	86	781
Industrial Alliance Insurance	29	972
IndyMac BanCorp., Inc.	419	57
ING Groep NV	324	10,616
ING Industrial Fund	522	678
ING Office Fund	758	1,028
Insurance Australia Group Ltd.	597	2,198
IntercontinentalExchange, Inc. (a)	110	10,978
International Bancshares Corp.	426	10,480
Intesa Sanpaolo RNC	152	803
Intesa Sanpaolo SpA	1,492	8,431
Invesco Ltd.	726	16,909
Investec PLC	87	584

NestEgg Dow Jones Target Date Funds	Schedule of Portfolio Investments
NestEgg Dow Jones 2030 Fund	July 31, 2008 - (Unaudited)

	Shares or
Security Description	Principal (Currency Noted)	Value ($)
Investment Technology Group, Inc. (a)	179	5,323
Investor AB - A Shares	42	888
Investor AB - B Shares	71	1,557
IPC Holdings Ltd.	123	3,948
Irish Life & Permanent PLC	45	362
iStar Financial, Inc.	256	2,102
IVG Immobilien AG	30	570
Iyo Bank Ltd.	123	1,440
JafCo. Co. Ltd.	24	930
Janus Capital Group, Inc.	402	12,197
Japan Securities Finance Co. Ltd.	80	664
Jefferies Group, Inc.	209	3,969
Jones Lang LaSalle, Inc.	61	2,906
JPMorgan Chase & Co.	1,232	50,056
Jyske Bank A/S (a)	14	888
KBC Groep NV	26	2,659
Keppel Land Ltd.	198	707
Kerry Properties Ltd.	151	807
KeyCorp.	826	8,714
Kilroy Realty Corp.	134	6,139
Kimco Realty Corp.	527	18,598
Kinnevik Investment AB	57	862
Klepierre SA	21	857
Knight Capital Group, Inc. (a)	744	12,194
Kowloon Development Co. Ltd.	494	811
Land Securities Group PLC	69	1,767
LaSalle Hotel Properties	161	3,656
Legal & General Group PLC	1,013	1,963
Legg Mason, Inc.	59	2,381
Lehman Brothers Holdings, Inc.	186	3,225
Lend Lease Corp. Ltd.	115	1,086
Leopalace21 Corp.	45	609
Lexington Realty Trust	355	5,112
Liberty International PLC	52	967
Liberty Property Trust	178	6,479
Lincoln National Corp.	118	5,629
Link REIT	552	1,238
Lloyds TSB Group PLC	874	5,113
Loews Corp.	194	8,645
London Stock Exchange Group PLC	40	659

NestEgg Dow Jones Target Date Funds	Schedule of Portfolio Investments
NestEgg Dow Jones 2030 Fund	July 31, 2008 - (Unaudited)

	Shares or
Security Description	Principal (Currency Noted)	Value ($)
M&T Bank Corp.	187	13,161
Mack-Cali Realty Corp.	135	5,181
Macquarie Communications Infrastructure Group	213	582
Macquarie CountryWide Trust	646	541
Macquarie Group Ltd.	84	4,069
Macquarie Infrastructure Group	892	2,159
Macquarie Office Trust	833	714
Man Group PLC	255	3,105
Manulife Financial Corp.	240	8,841
Mapfre SA	232	1,162
Markel Corp. (a)	19	6,897
Marsh & McLennan Companies, Inc.	178	5,029
Marshall & Ilsley Corp.	568	8,634
Max Capital Group Ltd.	291	6,830
MBIA, Inc.	542	3,214
Mediobanca SpA	60	877
Meinl European Land Ltd. (a)	47	470
Mercury General Corp.	52	2,627
MetLife, Inc.	159	8,072
MGIC Investment Corp.	482	3,085
Mid-America Apartment Communities	105	6,034
Millea Holdings, Inc.	275	10,400
Mirvac Group	343	824
Mitsubishi Estate Co. Ltd.	456	11,116
Mitsubishi UFJ Financial Group	4,763	42,869
Mitsubishi UFJ Lease & Finance Co. Ltd.	24	1,054
Mitsui Fudosan Co. Ltd.	293	6,708
Mitsui Sumitomo Insurance Group	142	4,738
Mizuho Financial Group, Inc.	4	19,502
Mizuho Trust & Banking Co. Ltd.	568	890
Montpelier Re Holdings Ltd.	204	3,203
Morgan Stanley	374	14,766
Muenchener Rueckversicherungs AG	34	5,666
Musashino Bank Ltd.	23	883
National Australia Bank Ltd.	531	12,352
National Bank of Canada	25	1,221
National Bank of Greece SA	76	3,614
National City Corp.	358	1,693
National Financial Partners Co.	298	6,213
National Retail Properties, Inc.	534	11,289

NestEgg Dow Jones Target Date Funds	Schedule of Portfolio Investments
NestEgg Dow Jones 2030 Fund	July 31, 2008 - (Unaudited)

	Shares or
Security Description	Principal (Currency Noted)	Value ($)
Nationwide Financial Services, Inc.	335	15,527
Nationwide Health Properties, Inc.	692	25,680
New World Development Ltd.	745	1,404
New York Community BanCorp., Inc.	750	12,465
NewAlliance Bancshares, Inc.	633	8,216
Newcastle Investment Corp.	301	1,830
Nexity Financial Corp.	14	315
Nipponkoa Insurance Co. Ltd.	267	2,158
Nissay Dowa General Insurance Co. Ltd.	193	1,054
Nomura Holdings, Inc.	634	9,262
Nomura Real Estate Holdings	36	736
Nordea Bank AB	322	4,601
Northern Rock PLC	66	118
Nymex Holdings, Inc.	36	2,951
NYSE Euronext, Inc.	124	5,858
Ogaki Kyoritsu Bank Ltd.	218	1,245
Okasan Holdings, Inc.	171	894
OKO Bank PLC	62	1,022
Old Mutual PLC	854	1,643
Old National BanCorp.	534	8,106
Old Republic International Corp.	588	6,174
Onex Corp.	35	954
optionsXpress Holdings, Inc.	275	6,823
ORIX Corp.	30	4,610
Oversea-Chinese Banking Corp.	821	5,061
Pacific Capital BanCorp. NA	278	3,633
PacWest Bancorp.	207	3,854
Pargesa Holding SA	10	1,041
Park National Corp.	47	2,944
PartnerRe Ltd.	116	8,157
Pennsylvania Real Estate Investment Trust	274	5,047
People's United Financial, Inc.	311	5,281
Perpetual Ltd.	16	614
Philadelphia Consolidated Holding Corp. (a)	322	18,821
The Phoenix Companies, Inc.	850	8,271
Piper Jaffray Companies (a)	75	2,663
Piraeus Bank SA	52	1,562
Platinum Underwriters Holdings Ltd.	439	15,848
The PMI Group, Inc.	661	1,659
PNC Financial Services Group, Inc.	131	9,339

NestEgg Dow Jones Target Date Funds	Schedule of Portfolio Investments
NestEgg Dow Jones 2030 Fund	July 31, 2008 - (Unaudited)

	Shares or
Security Description	Principal (Currency Noted)	Value ($)
Popular, Inc.	499	3,428
Post Properties, Inc.	183	5,818
Power Corporation of Canada	49	1,494
Power Financial Corp.	36	1,188
Principal Financial Group, Inc.	85	3,613
ProAssurance Corp. (a)	124	6,069
Promise Co. Ltd.	40	1,023
Prosperity Bancshares, Inc.	259	8,314
Prosperity REIT	1,732	335
Protective Life Corp.	128	4,603
Provident Bankshares Corp.	179	1,629
Provident Financial Services, Inc.	354	5,165
Prudential Financial, Inc.	151	10,414
Prudential PLC	379	4,101
Public Storage, Inc.	55	4,504
QBE Insurance Group Ltd.	287	6,106
Quintain Estates & Development PLC	58	184
Radian Group, Inc.	660	1,148
Raiffeisen International Bank-Holding AG	7	876
RAIT Financial Trust	368	2,447
Ratos AB	35	1,009
Raymond James Financial, Inc.	195	5,636
Realty, Income Corp.	688	17,331
Redwood Trust, Inc.	227	4,955
Regency Centers Corp.	100	5,950
Regions Financial Corp.	182	1,725
Reinsurance Group of America, Inc.	57	2,833
RenaissanceRe Holdings Ltd.	129	6,562
Resona Holdings, Inc.	2	2,909
RLI Corp.	92	5,025
Royal & Sun Alliance Insurance Group PLC	463	1,210
Royal Bank of Canada	199	9,183
Royal Bank of Scotland Group PLC	2,038	8,551
Safeco Corp.	209	13,827
Sampo Oyj	77	1,948
San-In Godo Bank Ltd.	124	1,056
Schroders PLC	43	821
Segro PLC	91	738
Selective Insurance Group	329	7,106
Senior Housing Properties Trust	656	13,809

NestEgg Dow Jones Target Date Funds	Schedule of Portfolio Investments
NestEgg Dow Jones 2030 Fund	July 31, 2008 - (Unaudited)

	Shares or
Security Description	Principal (Currency Noted)	Value ($)
The Senshu Bank Ltd.	428	861
The Shiga Bank Ltd.	168	1,098
Shimao Property Holdings Ltd.	407	509
Shinko Securities Co. Ltd.	223	736
Shinsei Bank Ltd.	490	1,712
The Shizuoka Bank Ltd.	235	2,527
Shui On Land Ltd.	1,039	943
Shun Tak Holdings Ltd.	699	550
Simon Property Group, Inc.	128	11,857
Singapore Exchange Ltd.	353	1,761
Sino Land Co	483	972
Skandinaviska Enskilda Banken AB	84	1,741
SL Green Realty Corp.	114	9,501
Societa Cattolica di Assicuraz	19	860
Societe Generale	72	6,721
Sompo Japan Insurance, Inc.	327	3,261
Sony Financial Holdings, Inc.	1	3,782
The South Financial Group, Inc.	422	2,545
Sovereign BanCorp., Inc.	658	6,264
St George Bank Ltd.	176	4,591
Standard Chartered PLC	220	6,757
Standard Life PLC	327	1,476
State Street Corp.	169	12,107
Sterling Bancshares, Inc.	493	4,792
Sterling Financial Corp.	295	2,207
Stockland Trust Group	476	2,076
Storebrand ASA	72	505
Strategic Hotels & Resorts, Inc.	572	4,513
Sumitomo Mitsui Financial Group, Inc.	3	23,581
Sumitomo Realty & Development Ltd.	158	3,295
Sumitomo Trust & Banking Co. Ltd.	554	3,856
Sun Hung Kai Properties Ltd.	456	6,839
Sun Life Financial, Inc.	89	3,459
SunCorp.-Metway Ltd.	319	4,020
Sunstone Hotel Investors, Inc.	353	4,568
Suntec REIT	873	990
SunTrust Banks, Inc.	110	4,517
Suruga Bank Ltd.	87	1,089
Susquehanna Bancshares, Inc.	636	9,108
SVB Financial Group (a)	139	8,005

NestEgg Dow Jones Target Date Funds	Schedule of Portfolio Investments
NestEgg Dow Jones 2030 Fund	July 31, 2008 - (Unaudited)

	Shares or
Security Description	Principal (Currency Noted)	Value ($)
Svenska Handelsbanken AB	78	1,991
Swedbank AB	56	1,175
Swiss Life Holding	5	1,294
Swiss Reinsurance AG	58	3,632
SWS Group, Inc.	155	2,933
Sydbank A/S	21	801
Synovus Financial Corp.	631	6,001
T Rowe Price Group, Inc.	462	27,651
T&D Holdings, Inc.	82	5,191
Takefuji Corp.	44	608
Taubman Centers, Inc.	270	12,960
TCF Financial Corp.	247	3,149
TD Ameritrade Holding Corp. (a)	111	2,210
The 77 Bank Ltd.	165	993
The Aichi Bank Ltd.	10	797
The Allstate Corp.	186	8,597
The Awa Bank Ltd.	228	1,249
The Bank of Iwate Ltd.	19	1,087
The Bank of Kyoto Ltd.	117	1,227
The Bank of Nagoya Ltd.	174	1,032
The Bank of Yokohama Ltd.	467	3,039
The Charles Schwab Corp.	445	10,186
The Chiba Bank Ltd.	297	1,993
The Chugoku Bank Ltd.	81	1,069
The Gunma Bank Ltd.	165	1,029
The Hokkoku Bank Ltd.	254	871
The Hyakugo Bank Ltd.	168	1,017
The Hyakujushi Bank Ltd.	215	1,216
The Joyo Bank Ltd.	268	1,262
The Juroku Bank Ltd.	181	802
The Kagoshima Bank Ltd.	149	1,080
The Keiyo Bank Ltd.	193	1,063
The Macerich Co.	137	7,580
The Nanto Bank Ltd.	216	1,095
The Nasdaq Stock Market, Inc. (a)	248	6,887
The Nishi-Nippon City Bank Ltd.	325	949
Tokai Tokyo Securities Co. Ltd.	193	750
Tokyo Tatemono Co. Ltd.	106	528
The Tokyo Tomin Bank Ltd.	31	583
Tokyu Land Corp.	152	769

NestEgg Dow Jones Target Date Funds	Schedule of Portfolio Investments
NestEgg Dow Jones 2030 Fund	July 31, 2008 - (Unaudited)

	Shares or
Security Description	Principal (Currency Noted)	Value ($)
Topdanmark A/S (a)	6	877
Torchmark Corp.	189	10,971
Toronto-Dominion Bank	274	16,259
The Travelers Cos, Inc.	216	9,530
Trustco Bank Corp.	413	3,605
Trustmark Corp.	391	7,061
TSX Group, Inc.	27	1,034
UBS AG (a)	310	6,026
UCBH Holdings, Inc.	729	3,288
UDR, Inc.	267	6,819
Umpqua Holdings Corp.	361	4,902
Unibail-Rodamco	13	2,926
UniCredit SpA	1,903	11,436
UnionBanCal Corp.	107	5,748
Unione di Banche Italiane SCPA	99	2,360
Unipol Gruppo Finanziario SpA	323	845
United Bankshares, Inc.	255	6,423
United Community Banks, Inc.	375	3,994
United Industrial Corp. Ltd.	535	1,115
United Overseas Bank Ltd.	403	5,741
Unitrin, Inc.	94	2,593
Unum Group	829	20,029
UOL Group Ltd.	306	761
Urban Corp.	68	83
US BanCorp.	671	20,539
Valad Property Group	686	355
Valiant Holding AG	7	1,313
Valley National BanCorp	256	5,053
Ventas, Inc.	323	14,490
W Holding Co., Inc.	260	208
Wachovia Corp.	747	12,901
Washington Federal, Inc.	589	10,955
Washington Mutual, Inc.	271	1,444
Webster Financial Corp.	416	8,262
Weingarten Realty Investors	161	4,909
Wells Fargo & Co.	1,165	35,265
Wereldhave NV	3	324
Westfield Group	617	9,402
Westpac Banking Corp.	609	12,360
Wheelock & Co. Ltd.	420	1,147

NestEgg Dow Jones Target Date Funds	Schedule of Portfolio Investments
NestEgg Dow Jones 2030 Fund	July 31, 2008 - (Unaudited)

	Shares or
Security Description	Principal (Currency Noted)	Value ($)
White Mountains Insurance Group Ltd.	13	5,675
Whitney Holding Corp.	469	9,643
Willis Group Holdings Ltd.	220	6,879
Wilmington Trust Corp.	138	3,253
Wing Hang Bank Ltd.	86	1,156
Wing Lung Bank Ltd.	104	2,041
Wing Tai Holdings Ltd.	444	526
Wintrust Financial Corp.	185	3,820
WR Berkley Corp.	300	7,086
XL Capital Ltd.	55	984
Yamaguchi Financial Group, Inc.	88	1,184
The Yamanashi Chuo Bank Ltd.	176	1,015
Zenith National Insurance Corp.	288	9,910
Zions Bancorporation	256	7,493
Zurich Financial Services AG	22	5,823
		2,789,894

Healthcare (5.40%)
Abbott Laboratories	564	31,776
Advanced Medical Optics, Inc. (a)	244	4,236
Aetna, Inc.	283	11,606
Affymetrix, Inc. (a)	276	2,175
Alcon, Inc.	32	5,518
Alfresa Holdings Corp.	16	985
Alkermes, Inc. (a)	421	6,631
Allergan, Inc.	129	6,699
American Medical Systems Holdings, Inc. (a)	295	4,859
Amerigroup Corp. (a)	214	5,436
AmerisourceBergen Corp.	283	11,849
Amylin Pharmaceuticals, Inc. (a)	202	6,373
Apria Healthcare Group, Inc. (a)	247	4,745
Arthrocare Corp. (a)	108	2,283
Astellas Pharma, Inc.	182	7,912
AstraZeneca PLC	233	11,395
Barr Pharmaceuticals, Inc. (a)	184	12,140
Baxter International, Inc.	337	23,122
Beckman Coulter, Inc.	106	7,668
Becton Dickinson & Co.	102	8,661
BioMarin Pharmaceutical, Inc. (a)	453	14,745
Biovail Corp.	58	583

NestEgg Dow Jones Target Date Funds	Schedule of Portfolio Investments
NestEgg Dow Jones 2030 Fund	July 31, 2008 - (Unaudited)

	Shares or
Security Description	Principal (Currency Noted)	Value ($)
Boston Scientific Corp. (a)	794	9,441
Bristol-Myers Squibb Co.	769	16,241
Brookdale Senior Living, Inc.	84	1,282
Celesio AG	18	588
Cephalon, Inc. (a)	129	9,438
Chugai Pharmaceutical Co. Ltd.	91	1,455
Cochlear Ltd.	21	874
Community Health Systems, Inc. (a)	176	5,804
Covance, Inc. (a)	122	11,200
Coventry Health Care, Inc. (a)	269	9,515
CR Bard, Inc.	169	15,690
Cubist Pharmaceuticals, Inc. (a)	222	5,031
CV Therapeutics, Inc. (a)	174	1,630
Daiichi Sankyo Co. Ltd.	232	6,946
Dainippon Sumitomo Pharma Co.	114	952
DaVita, Inc. (a)	201	11,226
Dentsply International, Inc.	273	10,988
Edwards Lifesciences Corp. (a)	300	18,804
Eisai Co. Ltd.	95	3,417
Elan Corp. PLC (a)	73	1,516
Eli Lilly & Co.	377	17,760
Endo Pharmaceuticals Holdings (a)	222	5,139
Essilor International SA	32	1,585
Express Scripts, Inc. (a)	96	6,772
Fisher & Paykel Healthcare Corp.	420	863
Forest Laboratories, Inc. (a)	136	4,829
Fresenius Medical Care AG & Co.	29	1,608
Gen-Probe, Inc. (a)	242	12,903
Getinge AB	49	1,141
Gilead Sciences, Inc. (a)	502	27,098
GlaxoSmithKline PLC	946	22,045
Grifols SA	51	1,534
Haemonetics Corp. (a)	111	6,445
Health Management Associates, Inc. (a)	1,897	11,667
Health Net, Inc. (a)	215	6,011
Healthscope Ltd.	236	969
Healthsouth Corp. (a)	318	5,222
Healthways, Inc. (a)	143	3,634
Hengan International Group Co.	321	977
Henry Schein, Inc. (a)	139	7,445

NestEgg Dow Jones Target Date Funds	Schedule of Portfolio Investments
NestEgg Dow Jones 2030 Fund	July 31, 2008 - (Unaudited)

	Shares or
Security Description	Principal (Currency Noted)	Value ($)
Herbalife Ltd.	86	3,714
Hill-Rom Holdings, Inc.	126	3,539
Hisamitsu Pharmaceutical Co., Inc.	38	1,592
Hologic, Inc. (a)	394	7,277
Humana, Inc. (a)	139	6,103
Idexx Laboratories, Inc. (a)	314	16,799
Immucor, Inc. (a)	383	11,540
Intuitive Surgical, Inc. (a)	65	20,234
Invacare Corp.	258	6,071
Inverness Medical Innovations, Inc. (a)	352	11,866
Johnson & Johnson	1,029	70,456
Kinetic Concepts, Inc. (a)	87	3,041
King Pharmaceuticals, Inc. (a)	474	5,456
Kyowa Hakko Kogyo Co. Ltd.	77	863
Laboratory Corporation of America Holdings (a)	206	13,921
LifePoint Hospitals, Inc. (a)	449	12,855
Luxottica Group SpA	30	736
Magellan Health Services, Inc. (a)	161	6,722
Medarex, Inc. (a)	505	4,989
Medco Health Solutions, Inc. (a)	300	14,874
Mediceo Paltac Holdings Co. Ltd.	74	1,239
Medtronic, Inc.	615	32,490
Mentor Corp.	115	2,853
Merck & Co., Inc.	831	27,340
Merck KGAA	10	1,210
Miraca Holdings, Inc.	59	1,419
Mitsubishi Tanabe Pharma Corp.	93	1,211
Mylan, Inc. (a)	715	9,274
NBTY, Inc. (a)	247	8,519
Nektar Therapeutics (a)	375	1,868
Nobel Biocare Holding AG	20	619
Novartis AG	386	23,013
Novo Nordisk A/S	60	3,832
Odyssey HealthCare, Inc. (a)	175	1,649
Omnicare, Inc.	247	7,272
Ono Pharmaceutical Co. Ltd.	38	2,096
Onyx Pharmaceuticals, Inc. (a)	259	10,490
OSI Pharmaceuticals, Inc. (a)	97	5,105
Parkway Holdings Ltd.	425	622
Patterson Companies, Inc. (a)	215	6,714

NestEgg Dow Jones Target Date Funds	Schedule of Portfolio Investments
NestEgg Dow Jones 2030 Fund	July 31, 2008 - (Unaudited)

	Shares or
Security Description	Principal (Currency Noted)	Value ($)
Pediatrix Medical Group, Inc. (a)	229	11,141
Pfizer, Inc.	2,485	46,395
PharMerica Corp. (a)	156	3,689
Psychiatric Solutions, Inc. (a)	295	10,331
Qiagen NV (a)	63	1,198
Quest Diagnostics, Inc.	65	3,455
Resmed, Inc. (a)	128	4,841
Rhoen Klinikum AG	38	1,241
Roche Holding AG BR	5	982
Roche Holding AG Genus	109	20,218
Rohto Pharmaceutical Co. Ltd.	104	1,165
Sanofi-Aventis SA	161	11,319
Santen Pharmaceutical Co. Ltd.	46	1,258
Savient Pharmaceuticals, Inc. (a)	214	5,688
Schering-Plough Corp.	896	18,888
Sepracor, Inc. (a)	179	3,129
Shimadzu Corp.	98	902
Shionogi & Co. Ltd.	107	2,098
Shire Ltd.	86	1,417
Sigma Pharmaceuticals Ltd.	686	643
Smith & Nephew PLC	145	1,554
Sonic Healthcare Ltd.	92	1,203
Sonova Holding AG	11	804
St Jude Medical, Inc. (a)	145	6,754
Stada Arzneimittel AG	17	886
STERIS Corp.	511	17,461
Stryker Corp.	158	10,142
Sunrise Senior Living, Inc. (a)	180	3,227
Suzuken Co. Ltd.	35	1,207
Synthes, Inc.	9	1,250
Sysmex Corp.	28	1,155
Taisho Pharmaceutical Co. Ltd.	79	1,637
Takeda Pharmaceutical Co. Ltd.	277	14,763
Techne Corp. (a)	204	16,222
Tenet Healthcare Corp. (a)	3,728	21,585
Terumo Corp.	68	3,517
The Medicines Co. (a)	207	4,597
Theravance, Inc. (a)	194	3,100
Tsumura & Co.	63	1,676
UCB SA	19	652

NestEgg Dow Jones Target Date Funds	Schedule of Portfolio Investments
NestEgg Dow Jones 2030 Fund	July 31, 2008 - (Unaudited)

	Shares or
Security Description	Principal (Currency Noted)	Value ($)
United Therapeutics Corp. (a)	114	12,926
UnitedHealth Group, Inc.	661	18,561
Universal Health Services, Inc.	83	5,031
Valeant Pharmaceuticals International (a)	468	8,012
Varian Medical Systems, Inc. (a)	243	14,580
VCA Antech, Inc. (a)	387	11,277
Watson Pharmaceuticals, Inc. (a)	204	5,898
WellCare Health Plans, Inc. (a)	56	2,202
WellPoint, Inc. (a)	174	9,126
West Pharmaceutical Services, Inc.	133	6,107
William Demant Holding A/S (a)	11	670
Wyeth	491	19,895
Zimmer Holdings, Inc. (a)	106	7,304
		1,235,544

Holding Companies (0.17%)
Ackermans & Van Haaren NV	11	1,171
China Merchants Holdings International Co.	328	1,265
China Resources Enterprise Ltd.	355	910
Citic Pacific Ltd.	249	958
First Pacific Co.	1,495	860
GEA Group AG	33	1,091
Groupe Bruxelles Lambert SA	13	1,450
Guangdong Investment Ltd.	1,629	635
Guangzhou Investment Co. Ltd.	3,410	503
Hutchison Whampoa Ltd.	709	6,675
IFIL - Investments SpA	102	701
Jardine Matheson Holdings Ltd.	145	4,582
Jardine Strategic Holdings Ltd.	126	2,167
LVMH Moet Hennessy Louis Vuitton	40	4,427
Noble Group Ltd.	1,168	1,845
Shanghai Industrial Holdings Ltd.	250	715
Sherritt International Corp.	72	745
Swire Pacific Ltd. - A Shares	259	2,787
Swire Pacific Ltd. - B Shares	476	1,016
Washington H Soul Pattinson & Co.	128	1,260
Wendel	6	670
Wharf Holdings Ltd.	407	1,821
		38,254

NestEgg Dow Jones Target Date Funds	Schedule of Portfolio Investments
NestEgg Dow Jones 2030 Fund	July 31, 2008 - (Unaudited)

	Shares or
Security Description	Principal (Currency Noted)	Value ($)
Industrial (8.96%)
3M Co.	244	17,175
AAR Corp. (a)	152	2,613
ABB Ltd.	351	9,329
Acciona SA	4	846
Actividades de Construccion y Servicios SA (ACS)	31	1,533
Actuant Corp.	228	6,945
Acuity Brands, Inc.	180	7,355
Advantest Corp.	55	1,137
Aecom Technology Corp. (a)	94	2,676
Aeroports de Paris	10	871
AGFA-Gevaert NV	51	379
Agilent Technologies, Inc. (a)	173	6,238
Albany International Corp.	150	4,305
Alfa Laval AB	68	1,067
Alliant Techsystems, Inc. (a)	167	16,531
Allied Waste Industries, Inc. (a)	583	7,054
Alps Electric Co. Ltd.	110	1,136
Alstom SA	32	3,615
Amada Co. Ltd.	130	895
Amcor Ltd.	306	1,536
Amec PLC	84	1,413
Ametek, Inc.	179	8,567
Amphenol Corp.	299	14,253
Ansell Ltd.	107	1,028
Applied Biosystems, Inc.	365	13,479
Aptargroup, Inc.	329	12,732
Arkansas Best Corp.	139	5,162
Arriva PLC	68	943
Asahi Glass Co. Ltd.	390	4,334
Assa Abloy AB	51	701
Astec Industries, Inc. (a)	69	2,202
Auckland International Airport	428	641
Avnet, Inc. (a)	236	6,433
BAE Systems PLC	522	4,655
Balfour Beatty PLC	123	968
BE Aerospace, Inc. (a)	435	11,171
Belden, Inc.	185	6,830
Bemis Co., Inc.	205	5,773
Benchmark Electronics, Inc. (a)	444	6,500

NestEgg Dow Jones Target Date Funds	Schedule of Portfolio Investments
NestEgg Dow Jones 2030 Fund	July 31, 2008 - (Unaudited)

	Shares or
Security Description	Principal (Currency Noted)	Value ($)
Bilfinger Berger AG	13	880
Boeing Co.	362	22,122
Bombardier, Inc.	222	1,591
Boral Ltd.	203	1,069
Bouygues	42	2,735
Briggs & Stratton Corp.	283	3,832
Brother Industries Ltd.	92	1,165
Bucyrus International, Inc.	348	24,363
Burlington Northern Santa Fe	128	13,329
Buzzi Unicem SpA	35	742
CAE, Inc.	85	918
Campbell Brothers Ltd.	47	1,169
Canadian National Railway Co.	74	3,902
Canadian Pacific Railway Ltd.	23	1,444
Carlisle Companies, Inc.	254	7,770
Casio Computer Co. Ltd.	87	1,080
Central Glass Co. Ltd.	196	779
Central Japan Railway Co.	2	20,355
Ceradyne, Inc. (a)	101	4,681
CH Robinson Worldwide, Inc.	304	14,653
Charter PLC	46	778
Checkpoint Systems, Inc. (a)	226	4,762
Cheung Kong Infrastructure Holdings Co.	304	1,344
China Grand Forestry Resources (a)	2,661	232
Chiyoda Corp.	58	613
Cie de Saint-Gobain SA	57	3,575
Cimpor Cimentos de Portugal SG	110	729
Clarcor, Inc.	216	8,320
Cobham PLC	279	1,121
Cognex Corp.	235	4,430
ComfortDelgro Corp. Ltd.	802	921
Commercial Metals Co.	234	6,985
Comsys Holdings Corp.	98	877
Con-Way, Inc.	74	3,741
Cookson Group PLC	77	949
Cosco Corp. Singapore Ltd.	322	721
CRH PLC	84	2,162
CSR Ltd.	380	755
CSX Corp.	228	15,408
CTS Corp.	221	2,842

NestEgg Dow Jones Target Date Funds	Schedule of Portfolio Investments
NestEgg Dow Jones 2030 Fund	July 31, 2008 - (Unaudited)

	Shares or
Security Description	Principal (Currency Noted)	Value ($)
Cummins, Inc.	328	21,760
Curtiss-Wright Corp.	187	9,844
Cymer, Inc. (a)	113	2,993
Daifuku Co. Ltd.	88	774
Daiichi Chuo Kisen Kaisha	148	990
Daikin Industries Ltd.	88	3,785
Dainippon Screen Manufacturing Co.	148	545
Danaher Corp.	144	11,470
Deutsche Post AG	129	3,047
Dionex Corp. (a)	77	5,353
Disco Corp.	20	801
Dolby Laboratories, Inc. (a)	104	4,232
Donaldson Co., Inc.	358	16,149
Dover Corp.	425	21,093
Downer EDI Ltd.	185	1,204
DRS Technologies, Inc.	212	16,706
EADS	53	1,008
Eagle Materials, Inc.	195	4,838
East Japan Railway Co.	2	15,683
Eastman Kodak Co.	685	10,028
Eaton Corp.	341	24,225
Ebara Corp.	227	699
Eiffage SA	8	484
EMCOR Group, Inc. (a)	352	10,602
Energizer Holdings, Inc. (a)	109	7,776
Energy Conversion Devices, Inc. (a)	216	15,105
ESCO Technologies, Inc. (a)	105	4,321
Esterline Technologies Corp. (a)	153	7,463
Expeditors International Washington, Inc.	373	13,245
Fanuc Ltd.	66	5,273
FedEx Corp.	118	9,303
Finmeccanica SpA	45	1,335
Finning International, Inc.	42	1,122
Firstgroup PLC	84	864
Fletcher Building Ltd.	162	758
Flextronics International Ltd. (a)	1,452	12,966
Flir Systems, Inc. (a)	213	8,678
Flowserve Corp.	96	12,801
FLSmidth & Co.	12	1,168
Fluor Corp.	308	25,056

NestEgg Dow Jones Target Date Funds	Schedule of Portfolio Investments
NestEgg Dow Jones 2030 Fund	July 31, 2008 - (Unaudited)

	Shares or
Security Description	Principal (Currency Noted)	Value ($)
Fomento de Construcciones y Contratas (FCC)	12	635
Forward Air Corp.	120	4,391
Foster Wheeler Ltd. (a)	246	13,965
Fuji Electric Holdings Co. Ltd.	262	731
FUJIFILM Holdings Corp.	171	5,389
Fujikura Ltd.	175	795
Funai Electric Co. Ltd.	19	594
Furukawa Electric Co. Ltd.	235	1,146
Futuris Corp. Ltd.	530	634
Gamesa Corporacion Tecnologica SA	27	1,292
Gardner Denver, Inc. (a)	284	12,950
Garmin Ltd.	90	3,210
GATX Corp.	329	14,960
General Cable Corp. (a)	248	14,292
General Dynamics Corp.	118	10,519
General Electric Co.	3,628	102,636
General Maritime Corp.	149	4,014
Genesee & Wyoming, Inc. (a)	175	7,082
Gentex Corp.	276	4,267
Glory Ltd.	41	906
Go-Ahead Group PLC	19	643
Goodrich Corp.	219	10,762
GrafTech International Ltd. (a)	737	17,283
Greif, Inc.	50	3,042
Grupo Ferrovial SA	12	612
Hamamatsu Photonics KK	35	934
Hankyu Hanshin Holdings, Inc.	423	1,917
Harsco Corp.	161	8,710
HeidelbergCement AG	7	837
Heidelberger Druckmaschinen AG	22	406
Hirose Electric Co. Ltd.	12	1,142
Hitachi Cable Ltd.	177	620
Hitachi Construction Machinery Co. Ltd.	30	801
Hitachi Koki Co. Ltd.	61	814
Hitachi Ltd.	1,107	8,004
Hitachi Zosen Corp. (a)	562	641
Hochtief AG	11	854
Holcim Ltd.	31	2,212
Honeywell International, Inc.	227	11,541
Hong Kong Aircraft Engineering Co. Ltd.	62	858

NestEgg Dow Jones Target Date Funds	Schedule of Portfolio Investments
NestEgg Dow Jones 2030 Fund	July 31, 2008 - (Unaudited)

	Shares or
Security Description	Principal (Currency Noted)	Value ($)
Horiba Ltd.	28	615
Hosiden Corp.	69	1,135
HOYA Corp.	143	2,956
Hubbell, Inc.	105	4,427
Ibiden Co. Ltd.	49	1,462
IDEX Corp.	414	15,662
IHI Corp.	488	945
Iino Kaiun Kaisha Ltd.	84	723
Imerys SA	11	662
IMI PLC	91	793
Ingersoll-Rand Co. Ltd.	71	2,556
Insituform Technologies, Inc. (a)	191	3,302
Intermec, Inc. (a)	200	3,764
Invensys PLC	141	791
Itron, Inc. (a)	145	13,388
ITT Corp.	319	21,360
Jabil Circuit, Inc.	301	4,894
Jacobs Engineering Group, Inc. (a)	189	14,617
Japan Airport Terminal Co. Ltd.	62	910
Japan Steel Works Ltd.	123	2,229
JGC Corp.	84	1,713
JM AB	36	427
Joy Global, Inc.	176	12,711
JS Group Corp.	91	1,326
Kajima Corp.	350	1,142
Kawasaki Heavy Industries Ltd.	518	1,349
Kawasaki Kisen Kaisha Ltd.	195	1,562
Kaydon Corp.	118	5,596
Keihan Electric Railway Co. Ltd.	305	1,272
Keihin Electric Express Railway Co. Ltd.	179	1,146
Keio Corp.	192	1,034
Keisei Electric Railway Co. Ltd.	213	1,171
Kemet Corp. (a)	492	669
Keyence Corp.	12	2,631
Kinden Corp.	123	1,250
Kingspan Group PLC	45	443
Kintetsu Corp.	565	1,713
Kirby Corp. (a)	86	4,104
Kitz Corp.	108	513
Komatsu Ltd.	310	7,758

NestEgg Dow Jones Target Date Funds	Schedule of Portfolio Investments
NestEgg Dow Jones 2030 Fund	July 31, 2008 - (Unaudited)

	Shares or
Security Description	Principal (Currency Noted)	Value ($)
Komori Corp.	47	789
Kone OYJ	32	973
Konica Minolta Holdings, Inc.	176	2,897
Koninklijke BAM Groep NV	37	577
Kubota Corp.	378	2,418
Kuehne & Nagel International AG	11	924
Kurita Water Industries Ltd.	37	1,183
Kyocera Corp.	62	5,356
Kyowa Exeo Corp.	95	905
L-3 Communications Holdings, Inc.	219	21,613
Lafarge SA	23	3,150
Landstar System, Inc.	275	13,910
Leggett & Platt, Inc.	352	6,864
Legrand SA	31	796
Leighton Holdings Ltd.	43	1,721
Lincoln Electric Holdings, Inc.	209	16,793
Littelfuse, Inc. (a)	93	2,972
Mabuchi Motor Co. Ltd.	18	939
Macquarie Airports	540	1,434
Makino Milling Machine Co. Ltd.	81	438
Makita Corp.	48	1,655
MAN AG	15	1,514
Martin Marietta Materials, Inc.	80	8,398
Maruichi Steel Tube Ltd.	41	1,159
Masco Corp.	776	12,796
Matsushita Electric Works Ltd.	120	1,073
Matthews International Corp.	129	6,438
McDermott International, Inc. (a)	388	18,496
Meggitt PLC	174	683
Methode Electronics, Inc.	213	2,383
Metso Oyj	20	724
Mettler Toledo International, Inc. (a)	63	6,773
Mine Safety Appliances Co.	90	2,974
Minebea Co. Ltd.	200	1,068
MISUMI Group, Inc.	64	1,213
Mitsubishi Electric Corp.	713	7,078
Mitsubishi Heavy Industries Ltd.	1,116	4,965
Mitsui Engineering & Shipbuilding Co. Ltd.	257	786
Mitsui OSK Lines Ltd.	397	5,189
Mitsumi Electric Co. Ltd.	28	552

NestEgg Dow Jones Target Date Funds	Schedule of Portfolio Investments
NestEgg Dow Jones 2030 Fund	July 31, 2008 - (Unaudited)

	Shares or
Security Description	Principal (Currency Noted)	Value ($)
Molex, Inc.	257	6,095
Monadelphous Group Ltd.	78	1,012
Moog, Inc. (a)	159	7,068
Mori Seiki Co. Ltd.	33	486
MTR Corp.	433	1,415
MTU Aero Engines Holding AG	16	497
Mueller Industries, Inc.	292	7,496
Mueller Water Products, Inc.	359	3,141
Murata Manufacturing Co. Ltd.	74	3,093
Nabtesco Corp.	72	820
Nachi-Fujikoshi Corp.	216	785
Nagoya Railroad Co. Ltd.	371	1,056
Nalco Holding Co.	272	6,392
Nankai Electric Railway Co. Ltd.	366	1,374
National Express Group PLC	46	891
National Instruments Corp.	237	8,070
NCI Building Systems, Inc. (a)	81	3,034
NEC Corp.	674	3,705
Neptune Orient Lines Ltd.	293	609
Newport Corp. (a)	143	1,500
Nexans SA	6	718
NGK Insulators Ltd.	98	1,437
Nichias Corp.	108	365
Nichicon Corp.	70	545
Nidec Corp.	40	2,859
Nikon Corp.	115	3,368
Nippon Chemi-Con Corp.	103	352
Nippon Electric Glass Co. Ltd.	122	1,801
Nippon Express Co. Ltd.	315	1,439
Nippon Sheet Glass Co. Ltd.	222	910
Nippon Yusen KK	406	3,492
Nishi-Nippon Railroad Co. Ltd.	301	1,066
NKT Holding A/S	10	674
Nordson Corp.	167	11,800
Norfolk Southern Corp.	114	8,199
Norsk Hydro ASA	112	1,421
Northrop Grumman Corp.	113	7,615
NSK Ltd.	161	1,337
NTN Corp.	148	926
Obayashi Corp.	239	1,035

NestEgg Dow Jones Target Date Funds	Schedule of Portfolio Investments
NestEgg Dow Jones 2030 Fund	July 31, 2008 - (Unaudited)

	Shares or
Security Description	Principal (Currency Noted)	Value ($)
Odakyu Electric Railway Co. Ltd.	206	1,432
Okuma Corp.	66	584
Old Dominion Freight Line, Inc. (a)	132	4,844
Olympus Corp.	83	2,800
Omron Corp.	78	1,374
Orbotech Ltd. (a)	191	2,246
Orient Overseas (International) Ltd.	91	399
OSG Corp.	77	697
Overseas Shipholding Group, Inc.	202	15,908
Owens Corning, Inc. (a)	145	3,771
Owens-Illinois, Inc. (a)	343	14,488
Pacer International, Inc.	214	5,080
Pacific Basin Shipping Ltd.	737	1,047
Packaging Corporation of America	179	4,568
Pall Corp.	242	9,782
Park Electrochemical Corp.	78	1,977
Parker Hannifin Corp.	330	20,354
Pentair, Inc.	203	7,028
Plexus Corp. (a)	259	7,382
Precision Castparts Corp.	60	5,606
Regal-Beloit Corp.	134	5,595
Republic Services, Inc.	340	11,050
Rexam PLC	107	806
Rheinmetall AG	12	736
Rieter Holding AG	2	637
Rinnai Corp.	36	1,305
Rockwell Automation, Inc.	196	8,724
Rockwell Collins, Inc.	294	14,609
Rolls-Royce Group PLC	280	1,988
Roper Industries, Inc.	169	10,339
Royal Philips NV	177	5,931
Ryder System, Inc.	122	8,047
Sacyr Vallehermoso SA	23	468
Safran SA	43	730
Sagami Railway Co. Ltd.	333	1,247
Sankyu, Inc.	218	1,079
Sanmina-SCI Corp. (a)	4,130	7,310
Sanwa Holdings Corp.	184	715
Sanyo Electric Co. Ltd. (a)	704	1,579
Schindler Holding AG	17	1,168

NestEgg Dow Jones Target Date Funds	Schedule of Portfolio Investments
NestEgg Dow Jones 2030 Fund	July 31, 2008 - (Unaudited)

	Shares or
Security Description	Principal (Currency Noted)	Value ($)
Schneider Electric SA	37	4,122
Sealed Air Corp.	297	6,445
Seino Holdings Corp.	112	666
SembCorp. Industries Ltd.	290	959
SembCorp. Marine Ltd.	406	1,244
Sharp Corp.	363	5,067
Shima Seiki Manufacturing Ltd.	25	627
Shimizu Corp.	242	978
Siemens AG	131	16,011
SIG PLC	41	359
Sims Group Ltd.	47	1,470
Singapore Post Ltd.	1,331	1,012
Singapore Technologies Engineering Ltd.	447	909
Skanska AB	61	794
SMC Corp.	21	2,102
Snap-On, Inc.	298	16,774
SNC-Lavalin Group, Inc.	30	1,632
SonoCo. Products Co.	195	6,361
Spirit Aerosystems Holdings, Inc. (a)	489	10,592
SPX Corp.	75	9,509
Stanley Electric Co. Ltd.	61	1,258
The Stanley Works	163	7,250
Star Micronics Co. Ltd.	37	525
Stericycle, Inc. (a)	139	8,305
STX Pan Ocean Co. Ltd.	704	1,369
Sumitomo Electric Industries Ltd.	252	3,081
Sumitomo Heavy Industries Ltd.	200	1,264
Tadano Ltd.	75	672
Taiheiyo Cement Corp.	315	628
Taisei Corp.	354	863
Taiyo Yuden Co. Ltd.	50	509
Techtronic Industries Co.	917	872
Teekay Corp.	87	3,799
Teledyne Technologies, Inc. (a)	177	11,133
Teleflex, Inc.	212	13,000
Tenaris SA	73	2,231
Terex Corp. (a)	196	9,277
Tetra Tech, Inc. (a)	449	12,900
Texas Industries, Inc.	149	7,703
Textron, Inc.	72	3,130

NestEgg Dow Jones Target Date Funds	Schedule of Portfolio Investments
NestEgg Dow Jones 2030 Fund	July 31, 2008 - (Unaudited)

	Shares or
Security Description	Principal (Currency Noted)	Value ($)
Thales SA	19	1,079
The Brink's Co.	165	11,378
The Manitowoc Co., Inc.	239	6,300
The Shaw Group, Inc. (a)	109	6,300
The Weir Group PLC	72	1,273
THK Co. Ltd.	46	825
Thomas & Betts Corp. (a)	101	4,179
Tidewater, Inc.	97	5,814
Timken Co.	153	5,052
Titan Cement Co. SA	21	833
TNT NV	60	2,112
Tobu Railway Co. Ltd.	285	1,302
Toda Corp.	199	688
Toho Zinc Co. Ltd.	113	496
Tokyo Seimitsu Co. Ltd.	32	468
Tokyu Corp.	351	1,942
Toll Holdings Ltd.	200	1,239
Tomkins PLC	226	555
Toshiba Corp.	1,069	6,996
Toyo Seikan Kaisha Ltd.	64	1,161
Transfield Services Ltd.	112	791
Transpacific Industries Group Ltd.	95	644
Transport International Holding Ltd.	202	808
Travis Perkins PLC	28	319
Tredegar Corp.	160	2,621
Trimble Navigation Ltd. (a)	251	8,333
Trinity Industries, Inc.	135	5,081
Tsubakimoto Chain Co.	150	788
Tyco International Ltd.	186	8,288
Ulvac, Inc.	27	861
Union Pacific Corp.	198	16,323
United Group Ltd.	68	855
United Technologies Corp.	348	22,265
URS Corp. (a)	387	16,223
Ushio, Inc.	57	884
UTi Worldwide, Inc.	140	2,547
Vallourec SA	8	2,398
Valmont Industries, Inc.	39	4,169
Varian, Inc. (a)	123	6,076
Venture Corp. Ltd.	108	861

NestEgg Dow Jones Target Date Funds	Schedule of Portfolio Investments
NestEgg Dow Jones 2030 Fund	July 31, 2008 - (Unaudited)

	Shares or
Security Description	Principal (Currency Noted)	Value ($)
Vishay Intertechnology, Inc. (a)	342	3,068
Wabtec Corp.	259	14,375
Wartsila Oyj	15	920
Waste Connections, Inc. (a)	371	13,501
Waste Management, Inc.	150	5,331
Waters Corp. (a)	175	11,890
Werner Enterprises, Inc.	322	7,667
Wesfarmers Ltd.	230	7,456
West Japan Railway Co.	2	9,492
Wienerberger AG	16	432
WorleyParsons Ltd.	65	1,958
Worthington Industries, Inc.	545	9,668
Yamatake Corp.	36	871
Yamato Holdings Co. Ltd.	148	1,855
Yaskawa Electric Corp.	89	756
YIT OYJ	34	585
Yokogawa Electric Corp.	80	678
YRC Worldwide, Inc. (a)	468	7,909
Zardoya Otis SA	39	794
Zebra Technologies Corp. (a)	115	3,543
Zodiac SA	15	676
		2,050,025

Technology (5.80%)
ACI Worldwide, Inc. (a)	159	3,110
Actel Corp. (a)	215	2,956
Activision Blizzard, Inc. (a)	451	16,227
Adobe Systems, Inc. (a)	249	10,296
Advanced Micro Devices, Inc. (a)	849	3,574
Advent Software, Inc. (a)	79	3,440
Affiliated Computer Services, Inc. (a)	156	7,519
Agilysys, Inc.	173	2,076
Altera Corp.	601	13,192
Amkor Technology, Inc. (a)	848	7,428
Ansys, Inc. (a)	366	16,792
Apple, Inc. (a)	455	72,322
Applied Materials, Inc.	767	13,284
ARM Holdings PLC	362	689
ASM Pacific Technology Ltd.	118	851
ASML Holding NV	63	1,459

NestEgg Dow Jones Target Date Funds	Schedule of Portfolio Investments
NestEgg Dow Jones 2030 Fund	July 31, 2008 - (Unaudited)

	Shares or
Security Description	Principal (Currency Noted)	Value ($)
ATMI, Inc. (a)	144	3,244
Atos Origin SA	18	1,046
Autodesk, Inc. (a)	384	12,246
Autonomy Corp. PLC (a)	64	1,358
Avid Technology, Inc. (a)	170	3,759
Axcelis Technologies, Inc. (a)	699	3,509
BMC Software, Inc. (a)	330	10,854
Broadcom Corp. (a)	398	9,667
Broadridge Financial Solutions, Inc.	337	6,976
Brocade Communications Systems, Inc. (a)	1,130	7,628
Brooks Automation, Inc. (a)	417	3,257
CA, Inc.	182	4,343
Cabot Microelectronics Corp. (a)	100	3,904
CACI International, Inc. (a)	127	5,710
Cadence Design Systems, Inc. (a)	525	3,880
Canon, Inc.	413	18,988
Cap Gemini SA	22	1,416
Cerner Corp. (a)	104	4,645
CGI Group, Inc. (a)	106	1,128
Citrix Systems, Inc. (a)	350	9,324
Cognizant Technology Solutions (a)	504	14,147
Cohu, Inc.	184	2,929
Computer Sciences Corp. (a)	387	18,332
Computershare Ltd.	166	1,368
Compuware Corp. (a)	640	7,040
Conexant Systems, Inc. (a)	343	1,636
Cree, Inc. (a)	328	6,363
CSG Systems International, Inc. (a)	250	4,435
CSK Holdings Corp.	34	676
Cypress Semiconductor Corp. (a)	226	6,159
Dassault Systemes SA	18	1,173
Dell, Inc. (a)	947	23,268
Diebold, Inc.	160	5,917
DSP Group, Inc. (a)	176	1,243
DST Systems, Inc. (a)	72	4,351
Dun & Bradstreet Corp.	114	11,017
Electronic Arts, Inc. (a)	134	5,786
Electronics for Imaging (a)	455	6,375
EMC Corp. (a)	1,122	16,841
Entegris, Inc. (a)	714	4,520

NestEgg Dow Jones Target Date Funds	Schedule of Portfolio Investments
NestEgg Dow Jones 2030 Fund	July 31, 2008 - (Unaudited)

	Shares or
Security Description	Principal (Currency Noted)	Value ($)
Factset Research Systems, Inc.	73	4,210
Fidelity National Information Services, Inc.	340	6,443
Fiserv, Inc. (a)	291	13,916
Formfactor, Inc. (a)	183	3,184
Fujitsu Ltd.	687	5,012
Global Payments, Inc.	128	5,669
Hewlett-Packard Co.	1,340	60,032
HIS, Inc. (a)	44	2,738
Hutchinson Technology, Inc. (a)	149	2,211
IBM Corp.	497	63,606
Ikon Office Solutions, Inc.	612	8,752
Imation Corp.	203	3,869
Indra Sistemas SA	42	1,127
Infineon Technologies AG (a)	116	879
Informatica Corp. (a)	338	5,472
Intel Corp.	3,026	67,147
International Rectifier Corp. (a)	118	1,992
Intersil Corp.	262	6,322
Intuit, Inc. (a)	543	14,840
Itochu Techno-Solutions Corp.	30	840
Jack Henry & Associates, Inc.	573	12,371
Kla-Tencor Corp.	264	9,924
Konami Corp.	48	1,522
Kulicke & Soffa Industries, Inc. (a)	325	2,067
Lam Research Corp. (a)	222	7,302
Lattice Semiconductor Corp. (a)	736	1,781
Lenovo Group Ltd.	1,629	1,144
Lexmark International, Inc. (a)	174	6,104
Linear Technology Corp.	379	11,768
LogicaCMG PLC	346	727
Logitech International SA (a)	40	1,069
Maxim Integrated Products, Inc.	135	2,651
MEMC Electronic Materials, Inc. (a)	96	4,436
Mentor Graphics Corp. (a)	339	4,705
Metavante Technologies, Inc. (a)	267	5,943
Micrel, Inc.	350	3,332
Micron Technology, Inc. (a)	1,073	5,183
Micros Systems, Inc. (a)	425	13,464
Microsemi Corp. (a)	382	9,917
Microsoft Corp.	4,335	111,496

NestEgg Dow Jones Target Date Funds	Schedule of Portfolio Investments
NestEgg Dow Jones 2030 Fund	July 31, 2008 - (Unaudited)

	Shares or
Security Description	Principal (Currency Noted)	Value ($)
Misys PLC	224	759
NCR Corp. (a)	301	8,085
Neopost SA	7	700
NetApp, Inc. (a)	506	12,928
Nomura Research Institute Ltd.	53	1,189
Novell, Inc. (a)	658	3,665
Novellus Systems, Inc. (a)	195	3,972
Nuance Communications, Inc. (a)	327	5,075
Nvidia Corp. (a)	315	3,604
Obic Co. Ltd.	6	1,095
OC Oerlikon Corp. AG (a)	2	493
ON Semiconductor Corp. (a)	491	4,610
Oracle Corp. (a)	2,065	44,459
Oracle Corp. Japan	25	1,050
Otsuka Corp.	12	794
Palm, Inc. (a)	584	3,843
Parametric Technology Corp. (a)	782	15,147
Paychex, Inc.	147	4,839
Perot Systems Corp. (a)	691	11,554
Photronics, Inc. (a)	273	1,160
Pitney Bowes, Inc.	479	15,180
PMC - Sierra, Inc. (a)	1,690	12,236
QLogic Corp. (a)	305	5,746
Quantum Corp. (a)	1,327	2,176
Quest Software, Inc. (a)	435	6,573
Rambus, Inc. (a)	172	2,848
Red Hat, Inc. (a)	321	6,863
Research In Motion Ltd. (a)	72	8,849
RiCoh Co. Ltd.	244	3,990
Rohm Co. Ltd.	36	2,062
Sage Group PLC	232	901
Salesforce.com, Inc. (a)	154	9,824
SAP AG	138	8,010
SEI Investments Co.	274	6,310
Seiko Epson Corp.	54	1,469
Semiconductor Manufacturing, Inc. (a)	8,393	452
Semtech Corp. (a)	501	7,300
Shinko Electric Industries Co.	45	604
Silicon Image, Inc. (a)	733	5,138
Silicon Laboratories, Inc. (a)	222	7,262

NestEgg Dow Jones Target Date Funds	Schedule of Portfolio Investments
NestEgg Dow Jones 2030 Fund	July 31, 2008 - (Unaudited)

	Shares or
Security Description	Principal (Currency Noted)	Value ($)
SiRF Technology Holdings, Inc. (a)	480	1,632
Skyworks Solutions, Inc. (a)	1,264	11,957
Square Enix Co. Ltd.	38	1,187
SRA International, Inc. (a)	172	3,775
STMicroelectronics NV	102	1,139
Sun Microsystems, Inc. (a)	289	3,072
Take-Two Interactive Software, Inc. (a)	408	9,302
TDK Corp.	44	2,651
Teradata Corp. (a)	334	7,822
Teradyne, Inc. (a)	374	3,504
Tessera Technologies, Inc. (a)	185	3,223
Texas Instruments, Inc.	731	17,822
Tokyo Electron Ltd.	55	3,110
TomTom NV (a)	17	387
Total System Services, Inc.	451	8,831
Trident Microsystems, Inc. (a)	238	707
TriQuint Semiconductor, Inc. (a)	987	5,557
Unisys Corp. (a)	2,133	7,871
Varian Semiconductor Equipment Associates, Inc. (a)	332	9,701
VeriFone Holdings, Inc. (a)	381	5,700
Western Digital Corp. (a)	450	12,956
Wincor Nixdorf AG	12	900
Wind River Systems, Inc. (a)	497	5,830
Xerox Corp.	414	5,647
Xilinx, Inc.	607	15,072
Zoran Corp. (a)	405	3,349
		1,326,358

Utilities (3.52%)
A2A SpA	326	1,180
AGL Energy Ltd.	147	1,850
AGL Resources, Inc.	532	18,386
Algonquin Power Income Fund	45	327
Allegheny Energy, Inc.	260	12,584
Allete, Inc.	146	6,214
Alliant Energy Corp.	157	5,060
Ameren Corp.	455	18,696
American Electric Power Co., Inc.	128	5,056
Aqua America, Inc.	262	4,153
Atmos Energy Corp.	603	15,961

NestEgg Dow Jones Target Date Funds	Schedule of Portfolio Investments
NestEgg Dow Jones 2030 Fund	July 31, 2008 - (Unaudited)

	Shares or
Security Description	Principal (Currency Noted)	Value ($)
Avista Corp.	412	9,319
Babcock & Brown Infrastructure Group	802	680
Black Hills Corp.	299	9,649
British Energy Group PLC	158	2,284
Canadian Utilities Ltd.	24	1,079
Centerpoint Energy, Inc.	560	8,831
Centrica PLC	569	3,549
China Resources Power Holdings Ltd.	421	943
Chubu Electric Power Co., Inc.	245	5,893
Chugoku Electric Power Co., Inc.	97	2,081
Cleco Corp.	412	10,354
CLP Holdings Ltd.	541	4,445
CMS Energy Corp.	440	5,940
Consolidated Edison, Inc.	86	3,414
Contact Energy Ltd.	153	943
Dominion Resources, Inc.	257	11,354
DPL, Inc.	224	5,685
DTE Energy Co.	388	15,908
Duke Energy Corp.	440	7,735
Dynegy, Inc. (a)	800	5,384
E.ON AG	107	20,490
Edison International	130	6,284
El Paso Electric Co. (a)	365	7,541
Electric Power Development Co.	55	2,136
Electricite de France	36	3,142
Enagas SA	45	1,167
Endesa SA	72	3,212
Enel SpA	650	6,028
Energen Corp.	93	5,599
Energias de Portugal SA	351	1,925
Energy East Corp.	309	7,722
Entergy Corp.	81	8,661
Exelon Corp.	248	19,498
FirstEnergy Corp.	118	8,679
Fortis, Inc.	44	1,162
Fortum Oyj	68	3,015
FPL Group, Inc.	131	8,453
Gas Natural SDG SA	19	929
Gaz de France SA	201	12,639
Great Plains Energy, Inc.	363	9,169

NestEgg Dow Jones Target Date Funds	Schedule of Portfolio Investments
NestEgg Dow Jones 2030 Fund	July 31, 2008 - (Unaudited)

	Shares or
Security Description	Principal (Currency Noted)	Value ($)
Hawaiian Electric Industries, Inc.	641	15,858
Hokkaido Electric Power Co., Inc.	66	1,392
Hokuriku Electric Power Co.	68	1,664
Hong Kong & China Gas Co.	1,326	2,934
HongKong Electric Holdings Ltd.	435	2,531
Iberdrola SA	592	8,090
IdaCorp., Inc.	348	10,374
Integrys Energy Group, Inc.	163	8,323
International Power PLC	232	1,898
ITC Holdings Corp.	256	13,343
Kansai Electric Power Co., Inc.	282	6,574
Kyushu Electric Power Co., Inc.	150	3,170
MDU Resources Group, Inc.	330	10,530
National Grid PLC	418	5,533
Nicor, Inc.	88	3,504
NiSource, Inc.	543	9,274
Northeast Utilities	304	7,649
Northumbrian Water Group PLC	177	1,084
Northwest Natural Gas Co.	157	7,104
NorthWestern Corp.	654	16,200
NRG Energy, Inc. (a)	379	13,754
NSTAR	212	6,754
OGE Energy Corp.	184	6,020
Osaka Gas Co. Ltd.	704	2,545
Pennon Group PLC	87	1,104
Pepco Holdings, Inc.	390	9,727
PG&E Corp.	156	6,011
Piedmont Natural Gas Co.	550	14,729
Pinnacle West Capital Corp.	194	6,513
PNM Resources, Inc.	540	6,323
Portland General Electric Co.	488	11,463
PPL Corp.	160	7,514
Progress Energy, Inc.	85	3,596
Public Power Corp. SA	36	1,118
Public Service Enterprise Group, Inc.	174	7,273
Puget Energy, Inc.	233	6,417
Red Electrica de Espana SA	24	1,451
Reliant Energy, Inc. (a)	811	14,687
RWE AG	72	8,634
SCANA Corp.	206	7,455

NestEgg Dow Jones Target Date Funds	Schedule of Portfolio Investments
NestEgg Dow Jones 2030 Fund	July 31, 2008 - (Unaudited)

	Shares or
Security Description	Principal (Currency Noted)		Value ($)
Scottish & Southern Energy PLC		135	3,751
Sempra Energy		75	4,212
Severn Trent PLC		42	1,108
Shikoku Electric Power Co., Inc.		80	2,106
Sierra Pacific Resources		449	5,092
Snam Rete Gas SpA		196	1,300
Southern Co.		264	9,343
Southern Union Co.		128	3,343
Southwest Gas Corp.		332	9,595
TECO Energy, Inc.		407	7,550
Terna Rete Elettrica Nazionale SpA		318	1,324
The AES Corp. (a)		295	4,761
Toho Gas Co. Ltd.		236	1,358
Tohoku Electric Power Co., Inc.		167	3,707
Tokyo Electric Power Co., Inc.		449	12,381
Tokyo Gas Co. Ltd.		794	3,209
TransAlta Corp.		38	1,351
UGI Corp.		718	19,429
Union Fenosa SA		60	1,617
Unisource Energy Corp.		280	8,554
United Utilities Group PLC		105	1,448
United Utilities Group PLC - B Shares (a)		136	458
Vectren Corp.		516	15,067
Veolia Environnement SA		61	3,245
Verbund AG		22	1,754
Westar Energy, Inc.		696	15,368
WGL Holdings, Inc.		385	13,294
Wisconsin Energy Corp.		233	10,513
Xcel Energy, Inc.		945	18,957
			807,700

Total Common Stocks (Cost $ 16,626,446)			15,078,240

Corporate Bonds (3.88%)

Basic Materials (0.12%)
Eastman Chemical Co., 7.60%, 2/1/27	USD	15,000	15,179
Weyerhaeuser Co., 6.95%, 8/1/17	USD	12,000	12,232
			27,411

NestEgg Dow Jones Target Date Funds	Schedule of Portfolio Investments
NestEgg Dow Jones 2030 Fund	July 31, 2008 - (Unaudited)

	Shares or
Security Description	Principal (Currency Noted)		Value ($)
Communications (0.35%)
Comcast Corp., 6.50%, 11/15/35	USD	20,000	18,659
Sprint Capital Corp., 8.38%, 3/15/12	USD	24,000	23,580
Verizon Communications, Inc., 7.25%, 12/1/10	USD	35,000	36,986
			79,225

Consumer Goods (0.47%)
Anheuser-Busch Companies, Inc., 5.05%, 10/15/16	USD	12,000	10,850
Coca-Cola Enterprises, 8.50%, 2/1/22	USD	12,000	14,523
Conagra Foods, Inc., 6.75%, 9/15/11	USD	12,000	12,415
Kimberly-Clark Corp., 5.00%, 8/15/13	USD	10,000	10,249
KOHLS Corp., 6.00%, 1/15/33	USD	28,000	21,708
Macy's Retail Holdings, Inc., 5.75%, 7/15/14	USD	12,000	10,712
Procter & Gamble Co., 4.95%, 8/15/14	USD	15,000	15,303
Target Corp., 5.88%, 3/1/12	USD	12,000	12,418
			108,178

Energy (0.06%)
Kinder Morgan Energy Partners LP, 7.75%, 3/15/32	USD	12,000	12,843

Financial (1.48%)
Allstate Corp., 7.20%, 12/1/09	USD	12,000	12,443
American General Finance, 5.38%, 10/1/12	USD	41,000	35,797
Caterpillar Financial Services Corp., 5.45%, 4/15/18	USD	60,000	59,064
Citigroup, Inc., 6.63%, 1/15/28	USD	21,000	19,145
Conocophillips Canada, 5.63%, 10/15/16	USD	32,000	32,511
John Hancock Glob Fdg II, 7.90%, 7/2/10 *	USD	12,000	12,792
JPMC Capital XVIII, 6.95%, 8/17/36	USD	10,000	8,630
Lehman Brothers Holdings, Inc., 6.63%, 1/18/12	USD	15,000	14,721
Morgan Stanley, 6.75%, 4/15/11	USD	29,000	29,475
National Rural Utilities, 7.25%, 3/1/12	USD	15,000	15,938
Prudential Financial, Inc., 5.10%, 9/20/14	USD	35,000	33,080
U.S. Bank NA, 6.38%, 8/1/11	USD	15,000	15,663
Wachovia Bank NA, 7.80%, 8/18/10	USD	23,000	23,398
Wells Fargo & Co., 4.63%, 8/9/10	USD	26,000	26,232
			338,889

Healthcare (0.26%)
Abbott Laboratories, 5.60%, 11/30/17	USD	45,000	45,386

NestEgg Dow Jones Target Date Funds	Schedule of Portfolio Investments
NestEgg Dow Jones 2030 Fund	July 31, 2008 - (Unaudited)

	Shares or
Security Description	Principal (Currency Noted)		Value ($)
Wyeth, 5.50%, 2/1/14	USD	15,000	15,176
			60,562

Industrial (0.86%)
Boeing Co., 6.13%, 2/15/33	USD	12,000	11,842
Burlington Northern Santa Fe, 7.00%, 12/15/25	USD	12,000	12,278
General Electric Co., 5.00%, 2/1/13	USD	52,000	52,287
Norfolk Southern Corp., 6.20%, 4/15/09	USD	118,000	119,618
			196,025

Utilities (0.28%)
Duke Energy Carolinas LLC, 6.25%, 1/15/12	USD	12,000	12,556
Exelon Corporation, 4.90%, 6/15/15	USD	12,000	10,993
Florida Power & Light Co., 5.95%, 10/1/33	USD	30,000	29,362
Southern Power Co., 4.88%, 7/15/15	USD	12,000	11,287
			64,198

Total Corporate Bonds (Cost $ 914,492)			887,331

U.S. Government Agency Pass-Through Securities (4.25%)

Federal National Mortgage Association (3.21%)
6.00%, 6/1/17, Pool #555004	USD	15,545	15,946
5.50%, 8/1/17, Pool #826283	USD	7,148	7,246
5.00%, 5/1/18, Pool #703444	USD	21,249	20,890
4.50%, 1/1/19, Pool #735057	USD	12,777	12,455
5.00%, 1/1/19, Pool #255077	USD	18,166	18,041
5.00%, 12/1/19, Pool #745369	USD	7,874	7,820
5.50%, 3/1/20, Pool #735405	USD	26,651	26,767
5.00%, 6/1/20, Pool #839333	USD	27,359	26,897
4.50%, 9/1/20, Pool #839289	USD	13,339	12,903
5.50%, 12/1/20, Pool #850811	USD	83,600	83,964
5.00%, 12/1/26, Pool #256570	USD	38,133	36,800
6.00%, 10/1/32, Pool #667994	USD	30,415	30,756
5.00%, 8/1/33, Pool #713679	USD	40,477	38,466
5.50%, 9/1/33, Pool #254869	USD	57,094	56,210
6.00%, 9/1/33, Pool #736937	USD	12,846	12,918
5.50%, 4/1/34, Pool #725424	USD	25,361	24,842
7.00%, 4/1/34, Pool #780703	USD	16,502	17,358
5.00%, 5/1/34, Pool #768230	USD	21,068	20,021

NestEgg Dow Jones Target Date Funds	Schedule of Portfolio Investments
NestEgg Dow Jones 2030 Fund	July 31, 2008 - (Unaudited)

	Shares or
Security Description	Principal (Currency Noted)		Value ($)
6.50%, 9/1/34, Pool #783390	USD	19,313	19,852
6.00%, 4/1/35, Pool #735503	USD	11,412	11,526
4.34%, 10/1/35, Pool #836206	USD	23,253	23,247
6.50%, 4/1/36, Pool #851187	USD	60,298	61,981
6.00%, 5/1/38, Pool #257207	USD	145,666	146,480
			733,386

Federal Home Loan Mortgage Corporation (0.91%)
4.00%, 6/1/18, Pool #E01401	USD	21,377	20,121
4.50%, 1/1/19, Pool #B11878	USD	32,211	31,359
5.00%, 8/1/33, Pool #A12886	USD	19,729	18,854
5.50%, 8/1/33, Pool #A11851	USD	28,621	28,151
6.50%, 12/1/33, Pool #A16523	USD	13,836	14,300
6.00%, 7/1/34, Pool #A24370	USD	25,256	25,492
5.50%, 10/1/34, Pool #A27526	USD	25,960	25,554
5.50%, 11/1/35, Pool #A47728	USD	46,235	45,354
			209,185

Government National Mortgage Association (0.13%)
5.50%, 4/15/33, Pool #603566	USD	10,224	10,182
5.50%, 4/15/34, Pool #626116	USD	7,334	7,296
6.00%, 9/20/34, Pool #2 3611	USD	11,971	12,106
			29,584

Total U.S. Government Agency Pass-Through Securities (Cost $ 970,052)			972,155

U.S. Government Agency Securities (1.88%)

Federal National Mortgage Association (0.31%)
4.50%, 10/15/08	USD	35,000	35,136
6.63%, 9/15/09	USD	35,000	36,404
			71,540

Federal Home Loan Bank (0.04%)
4.63%, 11/21/08	USD	10,000	10,058

Federal Home Loan Mortgage Corporation (1.53%)
4.63%, 12/19/08	USD	145,000	146,062
4.75%, 1/18/11	USD	25,000	25,811

NestEgg Dow Jones Target Date Funds	Schedule of Portfolio Investments
NestEgg Dow Jones 2030 Fund	July 31, 2008 - (Unaudited)

	Shares or
Security Description	Principal (Currency Noted)		Value ($)
4.75%, 1/19/16	USD	62,000	63,231
6.25%, 7/15/32	USD	99,000	113,291
			348,395

Total U.S. Government Agency Securities (Cost $ 425,146)			429,993

U.S. Treasury Obligations (2.94%)

U.S. Treasury Bonds (0.48%)
5.25%, 11/15/28	USD	101,000	108,654

U.S. Treasury Notes (2.46%)
4.00%, 6/15/09	USD	298,000	302,493
4.00%, 4/15/10	USD	69,000	70,844
5.00%, 2/15/11	USD	50,000	52,832
4.88%, 2/15/12	USD	57,000	60,634
4.00%, 2/15/15	USD	13,000	13,419
4.25%, 8/15/15	USD	60,000	62,630
			562,852

Total U.S. Treasury Obligations (Cost $ 654,403)			671,506

Foreign Government Agency Securities (4.29%)

Belgium (0.20%)
Belgium Kingdom, 5.50%, 9/28/17	EUR	27,000	44,850

France (0.45%)
France O.A.T (French Government Bond), 3.75%, 4/25/17	EUR	70,000	103,392

Germany (0.57%)
Bundesobligation (German Government Bond), 4.00%, 4/13/12	EUR	85,000	131,398

Italy (0.52%)
Buoni Poliennali Del Tesoro (Italian Government Bond), 5.25%, 8/1/17	EUR	74,000	119,240

Japan (1.84%)
Japan Government Bond, 1.50%, 6/20/12	JPY	44,500,000	419,900

NestEgg Dow Jones Target Date Funds	Schedule of Portfolio Investments
NestEgg Dow Jones 2030 Fund	July 31, 2008 - (Unaudited)

	Shares or
Security Description	Principal (Currency Noted)		Value ($)
Netherlands (0.19%)
Netherlands Government Bond, 4.00%, 7/15/16	EUR	29,000	43,809

Spain (0.21%)
Bonos Y Oblig Del Estado (Spanish Government Bond), 5.50%, 7/30/17	EUR	29,000	47,965

United Kingdom (0.31%)
United Kingdom Treasury Bond, 4.00%, 9/7/16	GBP	38,000	71,607

Total Foreign Government Agency Securities (Cost $ 885,493)			982,161

Preferred Stocks (0.04%)

Communications (0.00%)†
ProSiebenSat.1 Media AG		30	255

Consumer, Cyclical (0.02%)
Bayerische Motoren Werke AG		21	771
Porsche Automobil Holding SE		10	1,508
Volkswagen		16	2,497
			4,776
Consumer, Non-cyclical (0.01%)
Henkel KGaA		28	1,119
Ito En Ltd.		10	105
			1,224

Financial (0.00%)†
Unipol Gruppo Finanziario SpA		341	689

Healthcare (0.01%)
Fresenius SE		14	1,136

Utilities (0.00%)†
RWE AG		11	1,055

Total Preferred Stocks (Cost $ 10,769)			9,135

NestEgg Dow Jones Target Date Funds	Schedule of Portfolio Investments
NestEgg Dow Jones 2030 Fund	July 31, 2008 - (Unaudited)

	Shares or
Security Description	Principal (Currency Noted)	Value ($)
Rights and Options (0.01%)

Financial (0.00%)†
Bradford & Bingley PLC (a)	171	8
China Overseas Land & Investments Ltd. (a)	97	19
HBOS PLC (a)	232	3
		30

Industrial (0.00%)†
Zardoya Otis SA (a)	35	72

Utilities (0.01%)
Suez Environnement SA (a)	179	1,287

Total Rights and Options (Cost $ 1,510)		1,389

Investment Companies (7.68%)

BLDRS Emerging Markets 50 ADR Index Fund - ETF	7,408	351,436
iShares MSCI Emerging Markets Index Fund - ETF	25,386	1,082,713
Vanguard Emerging Markets ETF	7,226	321,412
Total Investment Companies (Cost $ 1,782,701)		1,755,561

Money Markets (8.40%)

American Beacon Money Market Fund	1,611,276	1,611,276
Dreyfus Cash Management	124,852	124,852
Dreyfus Cash Management Plus	184,102	184,102
Total Money Market (Cost $ 1,920,230)		1,920,230

Total Investments
(Cost $ 24,191,242) (b) – 99.30%		22,707,701

Other assets in excess of liabilities – 0.70%		161,034

NET ASSETS – 100.00%		22,868,735

(a) Non-income producing security.
(b) See notes to financial statements for tax unrealized appreciation (depreciation) of securities.

* Rule 144A, Section 4(2) on the other security which is restricted as to resale to institutional investors.
† Rounds to less than 0.01%.
†† Denotes tracking stocks.
ETF - Exchange Traded Fund
EUR - European Monetary Unit (Euro)
GBP - Great British Pound
JPY - Japanese Yen
USD - United States Dollar

NestEgg Dow Jones Target Date Funds	Schedule of Portfolio Investments
NestEgg Dow Jones 2040 Fund	July 31, 2008 - (Unaudited)

	Shares or
Security Description	Principal (Currency Noted)	Value ($)
Common Stocks (72.28%)

Basic Materials (4.47%)
Acerinox SA	50	994
Agnico-Eagle Mines Ltd.	31	1,698
Agrium, Inc.	31	2,724
Air Products & Chemicals, Inc.	77	7,331
Air Water, Inc.	110	1,382
Airgas, Inc.	125	7,160
AK Steel Holding Corp.	209	13,272
Akzo Nobel NV	50	2,879
Albemarle Corp.	167	6,501
Alcoa, Inc.	338	11,408
Allegheny Technologies, Inc.	203	9,600
Alumina Ltd.	474	2,076
Anglo American PLC	677	39,186
Antofagasta PLC	89	1,020
ArcelorMittal	143	12,764
Arkema, Inc.	20	1,023
Asahi Kasei Corp.	559	2,871
Ashland, Inc.	132	5,514
Barrick Gold Corp.	160	6,775
BASF SE	186	11,882
Bayer AG	142	12,263
BHP Billiton Ltd.	1,340	50,114
BHP Billiton PLC	440	14,761
BlueScope Steel Ltd.	296	3,239
Brookfield Infrastructure Partners LP	4	75
Cabot Corp.	138	3,703
Cameco Corp.	62	2,214
Carpenter Technology Corp.	251	9,714
Celanese Corp.	443	17,069
CF Industries Holdings, Inc.	95	15,529
Chemtura Corp.	554	3,612
Ciba Specialty Chemicals AG	21	552
Clariant AG	84	837
Cleveland-Cliffs, Inc.	146	15,828
Coeur d'Alene Mines Corp. (a)	3,155	9,118
Cytec Industries, Inc.	277	14,975
Daicel Chemical Industries Ltd.	196	1,159
Daido Steel Co. Ltd.	180	946
Dainippon Ink and Chemicals, Inc.	334	901

NestEgg Dow Jones Target Date Funds	Schedule of Portfolio Investments
NestEgg Dow Jones 2040 Fund	July 31, 2008 - (Unaudited)

	Shares or
Security Description	Principal (Currency Noted)	Value ($)
Denki Kagaku Kogyo K K	262	782
Domtar Corp. (a)	1,442	8,219
Dow Chemical Co.	387	12,891
Dowa Holdings Co. Ltd.	121	812
Eastman Chemical Co.	241	14,450
Ecolab, Inc.	374	16,718
EI Du Pont de Nemours & Co.	357	15,640
Ferro Corp.	428	9,313
First Quantum Minerals Ltd.	14	964
FMC Corp.	209	15,543
FNX Mining Co., Inc. (a)	43	757
Fortescue Metals Group Ltd. (a)	460	3,769
Givaudan SA	1	818
Gold Corp., Inc.	131	4,881
HB Fuller Co.	532	13,300
Hercules, Inc.	872	17,484
Hitachi Chemical Co. Ltd.	62	1,192
Hitachi Metals Ltd.	108	1,792
Hokuetsu Paper Mills Ltd.	250	1,073
HudBay Minerals, Inc. (a)	54	522
Huntsman Corp.	213	2,876
Iamgold Corp.	159	1,061
Iluka Resources Ltd.	256	1,157
Inmet Mining Corp.	15	951
International Flavors & Fragra, Inc.	197	7,923
International Paper Co.	168	4,657
Ivanhoe Mines Ltd. (a)	91	1,027
JFE Holdings, Inc.	244	11,964
Johnson Matthey PLC	41	1,358
JSR Corp.	85	1,528
K+S AG	36	4,487
Kaneka Corp.	160	991
Kansai Paint Co. Ltd.	151	1,055
Kazakhmys PLC	51	1,515
Kingboard Chemical Holdings Ltd.	236	1,134
Kinross Gold Corp.	110	2,006
Kobe Steel Ltd.	1,241	3,543
Koninklijke DSM NV	38	2,316
Lanxess AG	24	934
Lee & Man Paper Manufacturing Ltd.	303	359

NestEgg Dow Jones Target Date Funds	Schedule of Portfolio Investments
NestEgg Dow Jones 2040 Fund	July 31, 2008 - (Unaudited)

	Shares or
Security Description	Principal (Currency Noted)	Value ($)
Lihir Gold Ltd. (a)	728	1,865
Linde AG	23	3,204
Lonmin PLC	18	865
Lonza Group AG	14	2,040
Louisiana-Pacific Corp.	552	4,670
Lubrizol Corp.	210	10,458
Lundin Mining Corp. (a)	102	534
MeadWestvaco Corp.	535	14,343
Minara Resources Ltd.	241	440
Minerals Technologies, Inc.	94	6,064
Mitsubishi Chemical Holdings Co.	548	3,276
Mitsubishi Gas Chemical Co., Inc.	185	1,236
Mitsubishi Materials Corp.	499	1,975
Mitsui Chemicals, Inc.	313	1,512
Mitsui Mining & Smelting Co. Ltd	271	829
Monsanto Co.	338	40,259
Mosaic Co.	89	11,322
Neenah Paper, Inc.	74	1,382
Newcrest Mining Ltd.	132	3,665
Newmont Mining Corp.	221	10,599
Newmont Mining Corp. of Canada	31	1,485
Nine Dragons Paper Holdings Ltd.	465	364
Nippon Kayaku Co. Ltd.	150	957
Nippon Light Metal Co. Ltd.	504	757
Nippon Paint Co. Ltd.	259	1,080
Nippon Shokubai Co. Ltd.	148	1,025
Nippon Steel Corp.	2,654	15,252
Nippon Yakin Kogyo Co. Ltd.	111	612
Nissan Chemical Industries Ltd.	105	1,252
Nisshin Steel Co. Ltd.	338	1,056
Nitto Denko Corp.	66	1,903
Norske Skogindustrier ASA	93	381
Nova Chemicals Corp.	34	874
Nucor Corp.	159	9,098
Nufarm Ltd.	117	1,857
OJI Paper Co. Ltd.	404	2,048
Olin Corp.	603	17,933
OM Group, Inc. (a)	92	3,091
OneSteel Ltd.	461	2,944
Orica Ltd.	125	2,811

NestEgg Dow Jones Target Date Funds	Schedule of Portfolio Investments
NestEgg Dow Jones 2040 Fund	July 31, 2008 - (Unaudited)

	Shares or
Security Description	Principal (Currency Noted)	Value ($)
Osaka Titanium Technologies Co.	15	804
Outokumpu OYJ	42	988
Oxiana Ltd.	1,242	2,339
Pacific Metals Co. Ltd.	74	458
Paladin Energy Ltd. (a)	213	1,093
PaperlinX Ltd.	484	887
Plum Creek Timber Co., Inc.	502	24,457
Potash Corporation of Saskatchewan, Inc.	54	10,773
PPG Industries, Inc.	60	3,638
Praxair, Inc.	167	15,653
Rautaruukki OYJ	20	760
Rayonier, Inc.	182	8,503
Rengo Co. Ltd.	236	1,663
Rio Tinto Ltd.	130	15,353
Rio Tinto PLC	189	19,999
Rohm & Haas Co.	393	29,475
RPM International, Inc.	1,028	21,074
RTI International Metals, Inc. (a)	116	3,162
Salzgitter AG	8	1,311
Schulman A, Inc.	168	3,903
Sensient Technologies Corp.	412	12,821
SGL Carbon AG (a)	25	1,683
Shin-Etsu Chemical Co. Ltd.	163	10,047
Showa Denko KK	470	1,211
Sigma-Aldrich Corp.	239	14,517
Smurfit-Stone Container Corp. (a)	611	3,489
Solvac SA	7	1,048
Solvay SA	11	1,322
Ssab Svenskt Stal AB	36	999
Stillwater Mining Co. (a)	339	3,221
Stora Enso Oyj	106	966
Sumitomo Bakelite Co. Ltd.	183	950
Sumitomo Chemical Co. Ltd.	660	4,380
Sumitomo Forestry Co. Ltd.	141	1,144
Sumitomo Metal Industries Ltd.	1,757	8,534
Sumitomo Metal Mining Co. Ltd.	230	2,976
Syngenta AG	18	5,280
Taiyo Nippon Sanso Corp.	153	1,268
Teck Cominco Ltd.	85	3,904
ThyssenKrupp AG	72	4,015

NestEgg Dow Jones Target Date Funds	Schedule of Portfolio Investments
NestEgg Dow Jones 2040 Fund	July 31, 2008 - (Unaudited)

	Shares or
Security Description	Principal (Currency Noted)	Value ($)
Titanium Metals Corp.	169	1,903
Tokai Carbon Co. Ltd.	119	1,424
Tokuyama Corp.	103	652
Tokyo Steel Manufacturing Co.	80	901
Tosoh Corp.	240	1,043
UBE Industries Ltd.	434	1,569
Umicore Group	30	1,354
United States Steel Corp.	309	49,551
UPM-Kymmene Oyj	99	1,577
Uranium One, Inc. (a)	113	404
USEC, Inc. (a)	789	4,119
Valspar Corp.	830	17,986
Vedanta Resources PLC	36	1,440
Voestalpine AG	20	1,321
Vulcan Materials Co.	230	14,764
Wacker Chemie AG	5	1,044
Wausau Paper Corp.	343	3,039
Weyerhaeuser Co.	84	4,491
WR Grace & Co. (a)	177	4,561
Xstrata PLC	116	8,381
Yamana Gold, Inc.	118	1,459
Yamato Kogyo Co. Ltd.	27	1,224
Yara International ASA	48	3,466
Zeon Corp.	124	501
Zep, Inc.	108	1,844
		1,085,835

Communications (6.37%)
3Com Corp. (a)	928	1,745
Adaptec, Inc. (a)	760	2,774
ADC Telecommunications, Inc. (a)	305	2,885
AH Belo Corp.	133	718
Akamai Technologies, Inc. (a)	330	7,702
Alcatel-Lucent	430	2,593
Amazon.Com, Inc. (a)	189	14,428
American Tower Corp. (a)	215	9,009
Anixter International, Inc. (a)	209	14,218
APN News & Media Ltd.	266	787
Ariba, Inc. (a)	785	12,882
Arris Group, Inc. (a)	920	8,804

NestEgg Dow Jones Target Date Funds	Schedule of Portfolio Investments
NestEgg Dow Jones 2040 Fund	July 31, 2008 - (Unaudited)

	Shares or
Security Description	Principal (Currency Noted)	Value ($)
AT&T, Inc.	2,559	78,843
Atheros Communications, Inc. (a)	170	5,270
Avocent Corp. (a)	212	5,041
BCE, Inc.	151	5,742
Belgacom SA	32	1,267
Belo Corp.	665	4,515
Black Box Corp.	121	3,594
British Sky Broadcasting Group PLC	202	1,818
BT Group PLC	1,608	5,541
Cable & Wireless PLC	458	1,497
Cablevision Systems Corp. (a)	411	9,979
CBS Corp.	181	2,961
CenturyTel, Inc.	326	12,124
Charter Communications, Inc. (a)	1,874	2,136
Check Point Software Technologies Ltd. (a)	554	12,648
China Mobile Ltd.	1,664	22,374
China Netcom Group Corp.	779	2,396
China Unicom Ltd.	2,384	4,944
Ciena Corp. (a)	530	10,955
Cincinnati Bell, Inc. (a)	2,284	8,908
Cisco Systems, Inc. (a)	3,587	78,878
Comcast Corp. - A Shares	1,198	24,703
Comcast Corp. - SPL	572	11,749
CommScope, Inc. (a)	416	18,549
Consolidated Media Holdings Ltd.	174	482
Corning, Inc.	977	19,550
Crown Castle International Corp. (a)	578	22,080
CTC Media, Inc. (a)	49	1,132
Daily Mail & General Trust PLC	89	561
Dentsu, Inc.	1	2,214
Deutsche Telekom AG	558	9,697
Digital River, Inc. (a)	199	7,938
DIRECTV Group, Inc. (a)	460	12,429
Discovery Holding Co. (a)	815	16,202
DISH Network Corp. (a)	435	12,798
eAccess Ltd.	2	1,040
Earthlink, Inc. (a)	832	7,488
eBay, Inc. (a)	729	18,349
EchoStar Corp. (a)	150	4,799
Elisa OYJ	46	979

NestEgg Dow Jones Target Date Funds	Schedule of Portfolio Investments
NestEgg Dow Jones 2040 Fund	July 31, 2008 - (Unaudited)

	Shares or
Security Description	Principal (Currency Noted)	Value ($)
Embarq Corp.	417	19,086
Entercom Communications Corp.	224	1,373
Equinix, Inc. (a)	166	13,506
Ericsson	551	5,807
Expedia, Inc. (a)	628	12,290
Extreme Networks (a)	873	2,558
F5 Networks, Inc. (a)	537	15,654
Fairfax Media Ltd.	544	1,409
Fairpoint Communications, Inc.	20	139
Foxconn International Holdings Ltd. (a)	746	714
France Telecom SA	328	10,423
Frontier Communications Corp.	814	9,410
Gannett Co., Inc.	588	10,655
Gestevision Telecinco SA	48	651
GN Store Nord AS	110	557
Google, Inc. (a)	140	66,325
Hakuhodo DY Holdings, Inc.	20	1,086
Harmonic, Inc. (a)	874	6,808
Harris Corp.	290	13,964
Harte-Hanks, Inc.	371	4,604
Hellenic Telecommunications Organisation SA	56	1,171
HLTH Corp. (a)	268	2,932
Hutchison Telecommunications, Inc. (a)	1,048	1,376
IAC/InterActiveCorp. (a)	494	8,625
Idearc, Inc.	351	460
IDT Corp. (a)	386	683
Informa PLC	122	1,056
Inmarsat PLC	157	1,496
InterDigital, Inc. (a)	321	7,450
Interpublic Group of Companies, Inc. (a)	1,189	10,451
Interwoven, Inc. (a)	267	3,759
ITV PLC	630	532
j2 Global Communications, Inc. (a)	245	5,873
JDS Uniphase Corp. (a)	423	4,623
John Wiley & Sons, Inc.	322	14,599
Juniper Networks, Inc. (a)	283	7,366
Jupiter Telecommunications Co.	2	1,572
KDDI Corp.	1	5,756
Lagardere SCA	23	1,268
Lamar Advertising Co. (a)	142	5,393

NestEgg Dow Jones Target Date Funds	Schedule of Portfolio Investments
NestEgg Dow Jones 2040 Fund	July 31, 2008 - (Unaudited)

	Shares or
Security Description	Principal (Currency Noted)	Value ($)
Leap Wireless International, Inc. (a)	101	4,356
Lee Enterprises, Inc.	269	812
Liberty Global, Inc. - A Shares (a)	224	6,458
Liberty Global, Inc. - C Shares (a)	216	5,918
Liberty Media Corp. - Capital (a) ††	68	1,057
Liberty Media Corp. - Interactive (a) ††	323	4,532
Liberty Media Corp. (Entertainment) (a) ††	272	6,697
Manitoba Telecom Services, Inc. ††	30	1,196
Matsui Securities Co. Ltd.	157	1,134
McAfee, Inc. (a)	310	10,153
McClatchy Co.	388	1,657
Media General, Inc.	146	1,851
Mediaset SpA	134	955
Meredith Corp.	255	6,518
Modern Times Group AB	21	1,186
NetFlix, Inc. (a)	275	8,495
NeuStar, Inc. (a)	154	3,231
News Corp. - A Shares	1,148	16,221
News Corp. - B Shares	228	3,331
NII Holdings, Inc. (a)	360	19,678
Nippon Telegraph & Telephone Corp.	2	10,252
Nokia OYJ	731	20,127
NTT Data Corp.	1	4,134
NTT DoCoMo, Inc.	7	11,329
NutriSystem, Inc.	157	2,702
Oki Electric Industry Co. Ltd.	679	1,032
PagesJaunes Groupe	65	883
PCCW Ltd.	2,113	1,341
Pearson PLC	150	1,934
Plantronics, Inc.	432	10,519
Polycom, Inc. (a)	180	4,248
Portugal Telecom SGPS SA	173	1,905
Priceline.com, Inc. (a)	73	8,391
PT Multimedia Servicos de Telecomunicacoes & Multimedia SA	24	233
Publicis Groupe SA	30	986
Qualcomm, Inc.	1,005	55,617
Radio One, Inc. (a)	703	696
Rakuten, Inc.	4	2,024
RCN Corp. (a)	191	2,324
RealNetworks, Inc. (a)	762	5,235

NestEgg Dow Jones Target Date Funds	Schedule of Portfolio Investments
NestEgg Dow Jones 2040 Fund	July 31, 2008 - (Unaudited)

	Shares or
Security Description	Principal (Currency Noted)	Value ($)
Reed Elsevier NV	99	1,645
Reed Elsevier PLC	205	2,342
RF Micro Devices, Inc. (a)	2,565	8,388
RH Donnelley Corp. (a)	141	219
Rogers Communications, Inc.	88	2,973
Royal KPN NV	338	5,911
S1 Corp. (a)	396	3,216
Sanoma-Wsoy Oyj	41	892
SAVVIS, Inc. (a)	136	2,194
SBA Communications Corp. (a)	617	23,378
SBI E*trade Securities Co. Ltd.	1	754
SBI Holdings, Inc./Japan	4	958
Seat Pagine Gialle SpA	2,340	267
Seek Ltd.	181	852
SES - FDR	66	1,617
Seven Network Ltd.	136	945
Shaw Communications, Inc.	72	1,527
Sinclair Broadcast Group, Inc.	336	2,564
Singapore Press Holdings Ltd.	629	1,854
Singapore Telecommunications Ltd.	2,114	5,535
Sirius Satellite Radio, Inc. (a)	2,824	4,519
Societe Television Francaise 1	39	673
Softbank Corp.	286	5,270
SonicWALL, Inc. (a)	440	2,570
Sonus Networks, Inc. (a)	1,561	5,666
Sprint Nextel Corp.	1,076	8,759
Swisscom AG	4	1,295
Sycamore Networks, Inc. (a)	1,250	4,350
Symantec Corp. (a)	473	9,966
Tandberg ASA	57	1,010
Tekelec (a)	476	7,421
Tele2 AB - B shares	74	1,302
Telecom Corp. of New Zealand Ltd.	718	2,007
Telecom Italia RNC	1,120	1,516
Telecom Italia SpA	2,041	3,703
Telefonica SA	803	20,957
Telekom Austria AG	62	1,281
Telenor ASA	144	2,192
Telephone & Data Systems, Inc. - Special Common Shares	101	3,995
Telephone & Data Systems, Inc.	100	4,240

NestEgg Dow Jones Target Date Funds	Schedule of Portfolio Investments
NestEgg Dow Jones 2040 Fund	July 31, 2008 - (Unaudited)

	Shares or
Security Description	Principal (Currency Noted)	Value ($)
Television Broadcasts Ltd.	191	1,072
TeliaSonera AB	343	2,623
Tellabs, Inc. (a)	957	4,919
Telstra Corp. Ltd.	1,491	6,319
Telus Corp.	33	1,225
Telus Corp. - Non Voting Shares	30	1,055
Tencent Holdings Ltd.	294	2,621
The McGraw-Hill Companies, Inc.	178	7,239
The New York Times Co.	344	4,331
Thomson Corp.	35	1,130
Thomson Reuters PLC	37	1,003
Tibco Software, Inc. (a)	1,448	11,888
Time Warner, Inc.	2,189	31,346
Trend Micro, Inc.	43	1,507
Trinity Mirror PLC	126	215
TW Telecom, Inc. (a)	285	4,554
United Internet AG	73	1,412
United Online, Inc.	441	4,789
US Cellular Corp. (a)	33	1,968
Valueclick, Inc. (a)	664	7,902
VeriSign, Inc. (a)	422	13,732
Verizon Communications, Inc.	1,230	41,869
Viacom, Inc. (a)	301	8,407
Vignette Corp. (a)	196	2,207
Virgin Media, Inc.	542	6,081
Vivendi SA	215	9,045
Vodafone Group PLC	12,349	33,292
VTech Holdings Ltd.	146	893
The Walt Disney Co.	1,023	31,048
The Washington Post Co.	12	7,419
Websense, Inc. (a)	214	4,466
West Australian Newspapers Holdings Ltd.	107	896
Windstream Corp.	1,379	16,438
Wolters Kluwer NV	57	1,333
WPP Group PLC	228	2,186
Yahoo! Japan Corp.	6	2,289
Yahoo!, Inc. (a)	805	16,011
Yell Group PLC	145	203
Yellow Pages Income Fund	104	917
		1,546,096

NestEgg Dow Jones Target Date Funds	Schedule of Portfolio Investments
NestEgg Dow Jones 2040 Fund	July 31, 2008 - (Unaudited)

	Shares or
Security Description	Principal (Currency Noted)	Value ($)
Consumer, Cyclical (7.37%)
99 Cents Only Stores (a)	412	2,756
Abercrombie & Fitch Co.	171	9,443
Accor SA	38	2,553
AcCordia Golf Co. Ltd.	1	1,072
Adidas AG	38	2,333
Advance Auto Parts, Inc.	124	5,095
Aeon Co. Ltd.	319	3,903
Aeropostale, Inc. (a)	516	16,641
Air France-KLM	36	902
Aisin Seiki Co. Ltd.	83	2,173
Alaska Air Group, Inc. (a)	383	6,848
Alimentation Couche Tard, Inc.	67	733
All Nippon Airways Co. Ltd.	347	1,274
American Axle & Manufacturing Holdings, Inc.	463	2,722
AMR Corp. (a)	585	5,283
Aoyama Trading Co. Ltd.	46	815
Arcandor AG (a)	42	487
Aristocrat Leisure Ltd.	191	872
ArvinMeritor, Inc.	724	9,998
Asics Corp.	96	898
AutoNation, Inc. (a)	343	3,540
Autozone, Inc. (a)	89	11,596
Bally Technologies, Inc. (a)	284	9,028
Barratt Developments PLC	69	130
Bayerische Motoren Werke AG	60	2,708
Bed Bath & Beyond, Inc. (a)	604	16,809
Bellway PLC	52	492
Berkeley Group Holdings PLC	39	557
Best Buy Co., Inc.	205	8,143
Big Lots, Inc. (a)	518	15,778
Billabong International Ltd.	94	903
BJ's Wholesale Club, Inc. (a)	154	5,780
Blockbuster, Inc. (a)	1,033	2,882
Bob Evans Farms, Inc.	243	6,960
Borders Group, Inc.	398	1,950
BorgWarner, Inc.	228	9,193
Boyd Gaming Corp.	113	1,128
Bridgestone Corp.	284	4,646

NestEgg Dow Jones Target Date Funds	Schedule of Portfolio Investments
NestEgg Dow Jones 2040 Fund	July 31, 2008 - (Unaudited)

	Shares or
Security Description	Principal (Currency Noted)	Value ($)
Brightpoint, Inc. (a)	385	2,653
Brinker International, Inc.	267	4,910
British Airways PLC	162	819
Brown Shoe Co., Inc.	187	3,018
Brunswick Corp.	473	6,102
Burberry Group PLC	101	902
Callaway Golf Co.	584	7,405
Canadian Tire Corp. Ltd.	17	904
Canon Marketing Japan, Inc.	72	1,066
Carmax, Inc. (a)	439	5,883
Carnival Corp.	134	4,950
Carnival PLC	32	1,127
Carphone Warehouse Group PLC	180	674
Casey's General Stores, Inc.	367	9,028
Cathay Pacific Airways Ltd.	498	961
Centex Corp.	124	1,820
Charming Shoppes, Inc. (a)	831	4,529
Chico's FAS, Inc. (a)	1,460	8,132
China Travel International Investment Ltd.	1,955	529
Choice Hotels International, Inc.	76	1,889
Christopher & Banks Corp.	278	2,419
Cintas Corp.	339	9,641
Circuit City Stores, Inc.	1,280	2,586
Citizen Holdings Co. Ltd.	151	1,074
Coach, Inc. (a)	204	5,204
Compagnie Financiere Richemont SA	97	5,839
Compass Group PLC	371	2,691
Continental AG	27	3,041
Continental Airlines, Inc. (a)	245	3,364
Cooper Tire & Rubber Co.	421	3,877
Copart, Inc. (a)	379	16,623
Costco Wholesale Corp.	230	14,416
Crocs, Inc. (a)	137	608
Crown Ltd.	174	1,301
CVS Caremark Corp.	839	30,624
Daihatsu Motor Co. Ltd.	128	1,526
Daimler AG	179	10,438
Daiwa House Industry Co. Ltd.	239	2,271
Darden Restaurants, Inc.	336	10,944
David Jones Ltd.	266	852

NestEgg Dow Jones Target Date Funds	Schedule of Portfolio Investments
NestEgg Dow Jones 2040 Fund	July 31, 2008 - (Unaudited)

	Shares or
Security Description	Principal (Currency Noted)	Value ($)
Deckers Outdoor Corp. (a)	74	8,363
Denso Corp.	209	5,453
Denway Motors Ltd.	2,788	997
Deutsche Lufthansa AG	46	1,063
Dick's Sporting Goods, Inc. (a)	458	8,038
Dillard's, Inc.	630	6,369
DineEquity, Inc.	83	1,917
DR Horton, Inc.	647	7,195
Dress Barn, Inc. (a)	349	5,629
DSG International PLC	412	367
Esprit Holdings Ltd.	413	4,439
Ethan Allen Interiors, Inc.	208	5,221
Family Dollar Stores, Inc.	348	8,108
FamilyMart Co. Ltd.	50	2,188
Fast Retailing Co. Ltd.	31	3,480
Fastenal Co.	276	13,485
Fiat SpA	130	2,247
Finish Line, Inc	38	412
Foot Locker, Inc.	374	5,632
Ford Motor Co. (a)	946	4,541
Fossil, Inc. (a)	282	7,552
Fred's, Inc.	357	4,591
Fuji Heavy Industries Ltd.	279	1,505
Furniture Brands International, Inc.	327	3,881
Futaba Industrial Co. Ltd.	53	1,046
Galaxy Entertainment Group Ltd. (a)	1,284	540
GameStop Corp. (a)	312	12,639
Gaylord Entertainment Co. (a)	202	6,068
General Motors Corp.	189	2,092
Genesco, Inc. (a)	114	3,352
Genuine Parts Co.	489	19,614
Gildan Activewear, Inc. (a)	38	966
GKN PLC	167	706
GOME Electrical Appliances Holdings Ltd.	3,236	1,365
Grafton Group PLC	94	560
Green Hospital Supply, Inc.	1	489
Group 1 Automotive, Inc.	187	3,675
Guess ?, Inc.	91	2,882
Gunze Ltd.	240	1,028
Gymboree Corp. (a)	155	5,797

NestEgg Dow Jones Target Date Funds	Schedule of Portfolio Investments
NestEgg Dow Jones 2040 Fund	July 31, 2008 - (Unaudited)

	Shares or
Security Description	Principal (Currency Noted)	Value ($)
H2O Retailing Corp.	135	876
Harman International Industries, Inc.	136	5,599
Harvey Norman Holdings Ltd.	353	1,080
Hasbro, Inc.	337	13,049
Haseko Corp.	491	542
Hennes & Mauritz AB	91	4,885
Herman Miller, Inc.	82	2,143
Hermes International SA	14	2,238
Hino Motors Ltd.	186	983
Hitachi High-Technologies Corp.	54	1,056
HNI Corp.	160	3,464
Home Depot, Inc.	664	15,823
Home Retail Group PLC	163	702
Honda Motor Co. Ltd.	910	29,438
HOT Topic, Inc. (a)	428	2,692
Iberia Lineas Aereas de Espana SA	276	831
Inchcape PLC	138	686
Inditex SA	47	2,277
Ingram Micro, Inc. (a)	347	6,395
Insight Enterprises, Inc. (a)	489	6,240
Interface, Inc.	273	3,235
International Game Technology	170	3,691
International Speedway Corp.	154	5,666
Isetan Mitsukoshi Holdings Ltd.	183	2,110
Isuzu Motors Ltd.	621	2,700
Itochu Corp.	632	6,327
Izumi Co. Ltd.	82	1,280
J Crew Group, Inc. (a)	297	8,542
J Front Retailing Co. Ltd.	325	1,771
Jack in the Box, Inc. (a)	316	6,819
Jakks Pacific, Inc. (a)	187	4,110
Japan Airlines Corp.	672	1,377
Jardine Cycle & Carriage Ltd.	123	1,569
JC Penney Co., Inc.	499	15,384
JetBlue Airways Corp. (a)	1,260	6,640
Johnson Controls, Inc.	183	5,519
Jones Apparel Group, Inc.	480	8,035
JTEKT Corp.	90	1,355
Juki Corp.	150	378
Kesa Electricals PLC	199	593

NestEgg Dow Jones Target Date Funds	Schedule of Portfolio Investments
NestEgg Dow Jones 2040 Fund	July 31, 2008 - (Unaudited)

	Shares or
Security Description	Principal (Currency Noted)	Value ($)
Kingfisher PLC	437	1,025
Kloeckner & Co. AG	17	859
Kohl's Corp. (a)	148	6,203
Koito Manufacturing Co. Ltd.	112	1,501
Kokuyo Co. Ltd.	118	1,036
K's Holdings Corp.	48	854
Kuraray Co. Ltd.	147	1,598
Ladbrokes PLC	157	785
Las Vegas Sands Corp. (a)	54	2,458
Lawson, Inc.	38	1,965
La-Z-Boy, Inc.	445	3,284
Lear Corp. (a)	583	8,401
Li & Fung Ltd.	871	2,975
Li Ning Co. Ltd.	546	1,335
Life Time Fitness, Inc. (a)	233	6,941
Lifestyle International Holdings Ltd.	650	980
Liz Claiborne, Inc.	242	3,163
LKQ Corp. (a)	240	4,920
Longs Drug Stores Corp.	220	10,285
Lowe's Companies, Inc.	819	16,642
Limited Brands, Inc.	772	12,730
Macrovision Solutions Corp. (a)	192	2,918
Macy's, Inc.	136	2,558
Magna International, Inc.	20	1,179
Marks & Spencer Group PLC	317	1,624
Marriott International, Inc.	176	4,560
Marubeni Corp.	641	4,712
Marui Group Co. Ltd.	134	1,036
Marvel Entertainment, Inc. (a)	135	4,685
Matsushita Electric Industrial Co. Ltd.	857	18,350
Mattel, Inc.	1,074	21,534
Mazda Motor Corp.	373	2,164
McDonald's Corp.	467	27,922
Men's Wearhouse, Inc.	238	4,739
MGM Mirage (a)	62	1,799
Michelin	27	1,793
Mitchells & Butlers PLC	84	412
Mitsubishi Corp.	791	23,242
Mitsubishi Logistics Corp.	89	1,078
Mitsubishi Motors Corp. (a)	1,550	2,572

NestEgg Dow Jones Target Date Funds	Schedule of Portfolio Investments
NestEgg Dow Jones 2040 Fund	July 31, 2008 - (Unaudited)

	Shares or
Security Description	Principal (Currency Noted)	Value ($)
Mitsubishi Rayon Co. Ltd.	239	735
Mitsui & Co. Ltd.	684	14,170
Modine Manufacturing Co.	170	2,965
Mohawk Industries, Inc. (a)	140	8,256
Monaco Coach Corp.	125	280
MSC Industrial Direct Co.	315	15,026
Nagase & Co. Ltd.	105	1,103
Namco Bandai Holdings, Inc.	98	1,189
Newell Rubbermaid, Inc.	763	12,612
Next PLC	42	794
NGK Spark Plug Co. Ltd.	77	869
NHK Spring Co. Ltd.	145	1,027
Nintendo Co. Ltd.	46	22,428
Nippon Seiki Co. Ltd.	48	692
Nissan Motor Co. Ltd.	1,006	7,833
Nisshinbo Industries, Inc.	106	1,282
Nissin Kogyo Co. Ltd.	44	754
Nitori Co. Ltd.	25	1,367
NOK Corp.	64	931
Nokian Renkaat OYJ	39	1,696
Nordstrom, Inc.	242	6,955
Nu Skin Enterprises, Inc.	349	5,640
OfficeMax, Inc.	619	7,898
Onward Holdings Co. Ltd.	110	1,203
OPAP SA	39	1,399
O'Reilly Automotive, Inc. (a)	226	5,772
Orient-Express Hotels Ltd.	281	9,354
Oshkosh Truck Corp.	146	2,634
Pacific Sunwear Of California (a)	693	6,036
Panera Bread Co. (a)	147	7,365
Parkson Retail Group Ltd. (a)	870	1,202
Penn National Gaming, Inc. (a)	151	4,308
PEP Boys-Manny Moe & Jack	274	2,022
Persimmon PLC	56	320
PetSmart, Inc.	235	5,337
Peugeot SA	30	1,476
PF Chang's China Bistro, Inc. (a)	119	3,094
Phillips-Van Heusen Corp.	375	13,275
Pier 1 Imports, Inc. (a)	614	2,272
Pinnacle Entertainment, Inc. (a)	287	3,243

NestEgg Dow Jones Target Date Funds	Schedule of Portfolio Investments
NestEgg Dow Jones 2040 Fund	July 31, 2008 - (Unaudited)

	Shares or
Security Description	Principal (Currency Noted)	Value ($)
Pioneer Corp.	97	759
Pirelli & C SpA	1,149	717
Polo Ralph Lauren Corp.	116	6,864
Pool Corp.	242	5,343
PPR	14	1,532
Praktiker Bau-und Heimwerkerm AG	30	482
Puma AG Rudolf Dassler Sport	3	973
Punch Taverns PLC	56	284
Qantas Airways Ltd.	388	1,213
Quiksilver, Inc. (a)	1,209	9,273
RadioShack Corp.	325	5,421
Reece Australia Ltd.	56	1,042
Regal Entertainment Group	689	11,472
Regis Corp.	226	6,326
Renault SA	37	3,100
Rite Aid Corp. (a)	1,816	2,324
RONA, Inc. (a)	62	693
Ross Stores, Inc.	352	13,362
Royal Caribbean Cruises Ltd.	397	10,116
Ruby Tuesday, Inc. (a)	396	2,724
Ryland Group, Inc.	323	6,651
Ryohin Keikaku Co. Ltd.	22	1,291
Saks, Inc. (a)	1,062	10,822
Sally Beauty Holdings, Inc. (a)	646	4,780
Sankyo Co. Ltd.	33	2,010
Scientific Games Corp. (a)	143	4,339
Sears Holdings Corp. (a)	28	2,268
Sega Sammy Holdings, Inc.	91	852
Sekisui Chemical Co. Ltd.	198	1,263
Sekisui House Ltd.	229	2,159
Select Comfort Corp. (a)	239	473
Seven & I Holdings Co. Ltd.	559	17,151
Shangri-La Asia Ltd.	563	1,211
Shimachu Co. Ltd.	46	1,138
Shimamura Co. Ltd.	14	856
Shimano, Inc.	41	1,900
Shoppers Drug Mart Corp.	40	2,124
Singapore Airlines Ltd.	200	2,209
Sky City Entertainment Group Ltd.	360	911
Skywest, Inc.	460	7,001

NestEgg Dow Jones Target Date Funds	Schedule of Portfolio Investments
NestEgg Dow Jones 2040 Fund	July 31, 2008 - (Unaudited)

	Shares or
Security Description	Principal (Currency Noted)	Value ($)
Sodexho Alliance SA	20	1,312
Sojitz Corp.	376	1,161
Sony Corp.	398	15,199
Southwest Airlines Co.	406	6,330
Staples, Inc.	348	7,830
Starbucks Corp. (a)	408	5,994
Starwood Hotels & Resorts Worldwide, Inc.	335	11,487
Steelcase, Inc.	316	3,147
Sumitomo Corp.	499	6,790
Sumitomo Rubber Industries, Inc.	109	874
The Sumitomo Warehouse Co. Ltd.	212	924
Superior Industries International, Inc.	137	2,314
Suzuki Motor Corp.	180	3,954
Swatch Group AG BR	6	1,403
Swatch Group AG REG	22	970
TABCorp. Holdings Ltd.	216	1,766
Takashimaya Co. Ltd.	124	1,052
Takata Corp.	39	593
Talbots, Inc.	131	1,835
Target Corp.	459	20,761
Tatts Group Ltd.	505	1,170
Taylor Wimpey PLC	213	166
Tech Data Corp. (a)	478	16,668
Teijin Ltd.	370	1,121
The Cato Corp.	208	3,721
The Cheesecake Factory (a)	458	6,449
The Hongkong & Shanghai Hotels Ltd.	780	1,202
Thomson	79	349
Tim Hortons, Inc.	43	1,169
Timberland Co. (a)	206	2,954
TJX Companies, Inc.	242	8,158
Toho Co. Ltd.	71	1,497
Tokai Rika Co. Ltd.	49	843
Toll Brothers, Inc. (a)	319	6,409
Toray Industries, Inc.	559	2,814
Toro Co.	259	8,430
Toto Ltd.	154	1,128
Toyobo Co. Ltd.	485	962
Toyoda Gosei Co. Ltd.	41	1,131
Toyota Boshoku Corp.	50	1,110

NestEgg Dow Jones Target Date Funds	Schedule of Portfolio Investments
NestEgg Dow Jones 2040 Fund	July 31, 2008 - (Unaudited)

	Shares or
Security Description	Principal (Currency Noted)	Value ($)
Toyota Industries Corp.	89	2,582
Toyota Motor Corp.	1,434	61,940
Toyota Tsusho Corp.	92	1,825
Tractor Supply Co. (a)	168	6,386
Triarc Companies, Inc.	327	1,825
TUI AG	46	1,060
TUI Travel PLC	212	840
UAL Corp. (a)	152	1,263
Under Armour, Inc. (a)	148	4,314
United Stationers, Inc. (a)	140	5,366
UNY Co. Ltd.	123	1,296
Urban Outfitters, Inc. (a)	230	7,592
US Airways Group, Inc. (a)	214	1,083
USS Co. Ltd.	20	1,340
Vail Resorts, Inc. (a)	156	6,299
Valeo SA	25	813
VF Corp.	223	15,962
Virgin Blue Holdings Ltd.	241	179
Volkswagen AG	26	8,289
Wabash National Corp.	177	1,646
Wacoal Holdings Corp.	106	1,213
Walgreen Co.	611	20,982
Wal-Mart Stores, Inc.	1,050	61,551
Watsco, Inc.	116	5,785
Wendy's International, Inc.	221	5,072
Wesco International, Inc. (a)	176	6,626
Whirlpool Corp.	200	15,140
William Hill PLC	106	661
Williams-Sonoma, Inc.	113	1,971
WMS Industries, Inc. (a)	301	8,482
Wolseley PLC	123	833
Wolverine World Wide, Inc.	485	12,964
World Fuel Services Corp.	141	3,398
WW Grainger, Inc.	150	13,427
Wyndham Worldwide Corp.	457	8,199
Wynn Resorts Ltd. (a)	51	4,971
Yamada Denki Co. Ltd.	36	2,456
Yamaha Corp.	82	1,691
Yamaha Motor Co. Ltd.	87	1,476
The Yokohama Rubber Co. Ltd.	182	887

NestEgg Dow Jones Target Date Funds	Schedule of Portfolio Investments
NestEgg Dow Jones 2040 Fund	July 31, 2008 - (Unaudited)

	Shares or
Security Description	Principal (Currency Noted)	Value ($)
Yum! Brands, Inc.	273	9,779
Zale Corp. (a)	331	7,322
		1,790,249

Consumer, Non-cyclical (7.03%)
ABB Grain Ltd.	168	1,266
ABC Learning Centres Ltd.	232	158
Abertis Infraestructuras SA	46	980
Accenture Ltd.	383	15,994
ACCO Brands Corp. (a)	413	3,539
Adecco SA	23	1,060
Administaff, Inc.	125	3,589
Aggreko PLC	117	1,648
Ajinomoto Co., Inc.	259	2,665
Alberto-Culver Co.	216	5,795
Alexion Pharmaceuticals, Inc. (a)	232	21,750
Alliance Data Systems Corp. (a)	172	11,034
Altria Group, Inc.	799	16,260
American Greetings Corp.	354	5,246
Anheuser-Busch Co., Inc.	283	19,176
Apollo Group, Inc. (a)	287	17,877
Arbitron, Inc.	144	6,768
Archer-Daniels-Midland Co.	356	10,192
Asahi Breweries Ltd.	188	3,546
Associated British Foods PLC	76	1,079
Atlantia SpA	53	1,424
Avery Dennison Corp.	241	10,606
Avis Budget Group, Inc. (a)	905	5,521
Babcock International Group PLC	124	1,487
BearingPoint, Inc. (a)	1,503	1,323
Beiersdorf AG	19	1,234
Benesse Corp.	42	1,841
Biogen Idec, Inc. (a)	158	11,022
Bio-Rad Laboratories, Inc. (a)	92	8,197
Blyth, Inc.	196	2,852
Bowne & Co., Inc.	191	2,470
Brisa-Auto Estradas de Portugal, SA (BRISA)	96	976
British American Tobacco PLC	271	9,816
Brown-Forman Corp.	140	10,074
Bunzl PLC	98	1,227

NestEgg Dow Jones Target Date Funds	Schedule of Portfolio Investments
NestEgg Dow Jones 2040 Fund	July 31, 2008 - (Unaudited)

	Shares or
Security Description	Principal (Currency Noted)	Value ($)
C&C Group PLC	160	754
Cadbury PLC	250	2,967
Capita Group PLC	111	1,513
Carlsberg A/S	10	816
Carrefour SA	101	5,188
Casino Guichard Perrachon SA	13	1,304
Celera Corp. (a)	733	10,005
Celgene Corp. (a)	246	18,571
Centene Corp. (a)	367	8,188
Central European Distribution Corp. (a)	188	13,716
Cepheid, Inc. (a)	165	2,825
Chaoda Modern Agriculture Ltd.	1,768	2,051
Charles River Laboratories International, Inc. (a)	69	4,586
Chemed Corp.	115	4,922
China Mengniu Dairy Co. Ltd.	372	1,101
ChoicePoint, Inc. (a)	157	7,512
Christian Dior SA	10	1,083
Church & Dwight Co., Inc.	384	21,070
Cintra Concesiones de Infraest	89	1,008
Clorox Co.	316	17,222
Coca Cola Hellenic Bottling Co.	43	1,057
Coca-Cola Amatil Ltd.	205	1,490
Coca-Cola Co.	903	46,505
Coca-Cola West Holdings Co. Ltd.	63	1,393
Colgate-Palmolive Co.	286	21,241
Colruyt SA	6	1,678
ConAgra Foods, Inc.	193	4,184
Constellation Brands, Inc. (a)	576	12,396
Convergys Corp. (a)	332	4,216
Corinthian Colleges, Inc. (a)	758	11,939
Corn Products International, Inc.	424	19,720
Corporate Executive Board Co.	76	2,848
Corrections Corporation of America (a)	716	20,069
Cosco Pacific Ltd.	494	866
CSL Ltd.	219	7,136
Dai Nippon Printing Co. Ltd.	278	3,834
Dairy Farm International Holdings Ltd.	463	2,283
Danisco A/S	17	1,166
Dean Foods Co. (a)	198	4,217
Del Monte Foods Co.	506	4,296

NestEgg Dow Jones Target Date Funds	Schedule of Portfolio Investments
NestEgg Dow Jones 2040 Fund	July 31, 2008 - (Unaudited)

	Shares or
Security Description	Principal (Currency Noted)	Value ($)
Delhaize Group	18	991
Deluxe Corp.	451	6,449
DeVry, Inc.	63	3,579
Diageo PLC	502	8,759
Dr Pepper Snapple Group, Inc. (a)	46	951
Enzon Pharmaceuticals, Inc. (a)	335	2,740
Experian Group Ltd.	190	1,480
Ezaki GliCo. Co. Ltd.	132	1,545
Forrester Research, Inc. (a)	48	1,618
Fortune Brands, Inc.	57	3,267
Foster's Group Ltd.	805	3,760
Fresh Del Monte Produce, Inc. (a)	372	7,842
FTI Consulting, Inc. (a)	262	18,644
G4S PLC	295	1,128
Genentech, Inc. (a)	256	24,384
General Mills, Inc.	112	7,212
Genzyme Corp. (a)	137	10,501
George Weston Ltd.	18	783
Golden Agri-Resources Ltd.	3,216	1,682
Goodman Fielder Ltd.	601	741
Greene King PLC	64	656
H&R Block, Inc.	979	23,819
Hansen Natural Corp. (a)	130	2,972
Hays PLC	404	642
Heineken Holding NV	24	1,030
Heineken NV	46	2,148
Henkel KGaA	27	1,035
Hershey Co.	355	13,053
Hertz Global Holdings, Inc. (a)	346	2,951
Hewitt Associates, Inc. (a)	575	21,189
Hillenbrand, Inc.	148	3,426
HJ Heinz Co.	122	6,146
Hormel Foods Corp.	189	6,836
House Foods Corp.	88	1,446
Human Genome Sciences, Inc. (a)	665	4,409
Husqvarna AB	94	784
IAWS Group PLC	63	1,464
Illumina, Inc. (a)	118	11,002
ImClone Systems, Inc. (a)	119	7,608
Imperial Tobacco Group PLC	128	4,794

NestEgg Dow Jones Target Date Funds	Schedule of Portfolio Investments
NestEgg Dow Jones 2040 Fund	July 31, 2008 - (Unaudited)

	Shares or
Security Description	Principal (Currency Noted)	Value ($)
InBev NV	37	2,496
Incyte Corp. (a)	444	4,111
InterMune, Inc. (a)	151	2,594
Intertek Group PLC	65	1,305
Invitrogen Corp. (a)	192	8,515
Iron Mountain, Inc. (a)	366	10,614
Isis Pharmaceuticals, Inc. (a)	263	4,505
Ito En Ltd.	43	639
ITT Educational Services, Inc. (a)	70	6,201
J Sainsbury PLC	279	1,744
Japan Tobacco, Inc.	2	9,362
Kagome Co. Ltd.	79	1,173
Kamigumi Co. Ltd.	151	1,110
Kao Corp.	207	5,382
Kerry Group PLC	49	1,384
Kesko OYJ	24	668
Kikkoman Corp.	96	1,191
Kimberly-Clark Corp.	153	8,848
Kirin Holdings Co. Ltd.	381	5,824
Koninklijke Ahold NV	232	2,651
Kraft Foods, Inc.	616	19,601
Lender Processing Services, Inc. (a)	206	6,870
Lighthouse Caledonia ASA (a)	8	9
Lincare Holdings, Inc. (a)	190	6,122
Lion Corp.	238	1,072
Lion Nathan Ltd.	180	1,497
Loblaw Companies Ltd.	28	793
L'Oreal SA	49	5,152
Marine Harvest (a)	1,032	741
Mastercard, Inc.	48	11,719
McCormick & Co., Inc.	260	10,426
McKesson Corp.	154	8,622
Meiji Dairies Corp.	222	1,146
Meiji Seika Kaisha Ltd.	297	1,398
Metcash Ltd.	342	1,285
Metro AG	30	1,698
Metro, Inc.	37	889
Michael Page International PLC	118	605
Millipore Corp. (a)	110	7,739
Monster Worldwide, Inc. (a)	227	4,027

NestEgg Dow Jones Target Date Funds	Schedule of Portfolio Investments
NestEgg Dow Jones 2040 Fund	July 31, 2008 - (Unaudited)

	Shares or
Security Description	Principal (Currency Noted)	Value ($)
Moody's Corp.	120	4,177
MPS Group, Inc. (a)	788	9,078
Myriad Genetics, Inc. (a)	298	19,817
Nestle SA	750	32,993
Nichirei Corp.	273	1,607
Nippon Meat Packers, Inc.	121	1,918
Nippon Suisan Kaisha Ltd.	233	1,132
Nisshin Seifun Group, Inc.	140	1,924
Nissin Food Products Co. Ltd.	43	1,411
Novozymes A/S	11	1,044
Nutreco Holding NV	17	1,135
NuVasive, Inc. (a)	104	5,842
Olam International Ltd.	662	1,099
Pacific Brands Ltd.	442	805
Par Pharmaceutical Cos, Inc. (a)	285	4,931
Parexel International Corp. (a)	384	11,224
Parmalat SpA	365	909
PDL BioPharma, Inc. (a)	238	2,658
Pepsi Bottling Group, Inc.	398	11,084
PepsiAmericas, Inc.	152	3,598
PepsiCo, Inc.	956	63,631
Pernod-Ricard SA	32	2,802
Pharmaceutical Product Development, Inc.	206	7,857
PHH Corp. (a)	230	3,563
Philip Morris International, Inc.	935	48,293
Premier Foods PLC	252	433
Pre-Paid Legal Services, Inc. (a)	47	1,975
Procter & Gamble Co.	1,829	119,763
QP Corp.	135	1,245
Quanta Services, Inc. (a)	172	5,311
RalCorp Holdings, Inc. (a)	129	6,961
Randstad Holding NV	36	1,024
Regeneron Pharmaceuticals, Inc. (a)	339	7,421
Reckitt Benckiser Group PLC	113	6,185
Rent-A-Center, Inc. (a)	635	13,462
Rentokil Initial PLC	411	546
Resources Connection, Inc. (a)	223	5,160
Reynolds American, Inc.	64	3,573
Robert Half International, Inc.	290	7,334
RR Donnelley & Sons Co.	629	16,794

NestEgg Dow Jones Target Date Funds	Schedule of Portfolio Investments
NestEgg Dow Jones 2040 Fund	July 31, 2008 - (Unaudited)

	Shares or
Security Description	Principal (Currency Noted)	Value ($)
SABMiller PLC	157	3,264
Safeway, Inc.	175	4,676
SAIC, Inc. (a)	1,170	22,101
Sapporo Holdings Ltd.	218	1,570
Saputo, Inc.	54	1,398
Sara Lee Corp.	279	3,811
SECOM Co. Ltd.	90	4,154
Securitas AB	85	990
Serco Group PLC	147	1,197
Service Corporation International	2,457	23,513
SGS SA	1	1,415
Shiseido Co. Ltd.	157	3,500
Smithfield Foods, Inc. (a)	301	6,465
Societe Des Autoroutes SA	13	1,115
Sohgo Security Services Co. Ltd.	80	941
Sotheby's	440	12,206
Spherion Corp. (a)	386	1,888
Stewart Enterprises, Inc.	643	5,729
Strayer Education, Inc.	87	19,375
Supervalu, Inc.	585	14,988
Swedish Match AB	67	1,336
Sysco Corp.	315	8,933
Takara Holdings, Inc.	211	1,381
Tate & Lyle PLC	113	875
TeleTech Holdings, Inc. (a)	228	3,101
Tesco PLC	1,476	10,541
Thai Beverage PCL	7,279	1,145
The JM Smucker Co.	137	6,677
Tingyi Cayman Islands Holding Corp.	1,491	1,796
Tootsie Roll Industries, Inc.	196	5,125
Toppan Printing Co. Ltd.	266	2,761
Toyo Suisan Kaisha Ltd.	79	1,995
Transurban Group	385	1,885
Tupperware Brands Corp.	32	1,248
Tyson Foods, Inc.	672	10,013
Unicharm Corp.	24	1,697
Unilever NV	319	8,828
Unilever PLC	244	6,711
United Rentals, Inc. (a)	653	10,566
Universal Corp./Richmond VA	198	10,221

NestEgg Dow Jones Target Date Funds	Schedule of Portfolio Investments
NestEgg Dow Jones 2040 Fund	July 31, 2008 - (Unaudited)

	Shares or
Security Description	Principal (Currency Noted)	Value ($)
UST, Inc.	438	23,043
Valassis Communications, Inc. (a)	324	2,858
Vertex Pharmaceuticals, Inc. (a)	259	8,936
Viad Corp.	136	4,145
VistaPrint Ltd. (a)	275	7,087
Watson Wyatt Worldwide, Inc.	274	15,876
WD-40 Co.	112	3,827
Weight Watchers International, Inc.	75	2,682
The Western Union Co.	388	10,724
Whole Foods Market, Inc.	317	7,028
Wilmar International Ltd.	975	3,144
WM Morrison Supermarkets PLC	430	2,207
WM Wrigley Jr Co.	111	8,765
WM Wrigley Jr Co.- B Shares	42	3,314
Woolworths Ltd.	481	11,416
Yakult Honsha Co. Ltd.	65	1,862
Yamazaki Baking Co. Ltd.	164	1,890
		1,707,476

Energy (7.57%)
Acergy SA	49	827
Advantage Energy Income Fund	34	365
Alpha Natural Resources, Inc. (a)	427	42,252
Anadarko Petroleum Corp.	183	10,598
Apache Corp.	128	14,358
Arch Coal, Inc.	281	15,823
Atwood Oceanics, Inc. (a)	316	14,508
Australian Worldwide Exploration Ltd. (a)	444	1,451
Baker Hughes, Inc.	165	13,680
BG Group PLC	663	15,056
BJ Services Co.	751	22,079
Bourbon SA	20	1,161
BP PLC	4,311	44,549
Cabot Oil & Gas Corp.	206	9,066
Caltex Australia Ltd.	61	684
Cameron International Corp. (a)	460	21,970
Canadian Natural Resources Ltd.	100	7,814
Canadian Oil Sands Trust	44	2,210
CGG-Veritas (a)	25	989
Cheniere Energy, Inc. (a)	276	836

NestEgg Dow Jones Target Date Funds	Schedule of Portfolio Investments
NestEgg Dow Jones 2040 Fund	July 31, 2008 - (Unaudited)

	Shares or
Security Description	Principal (Currency Noted)	Value ($)
Chesapeake Energy Corp.	246	12,337
Chevron Corp.	880	74,413
Cimarex Energy Co.	195	10,161
CNOOC Ltd.	5,804	8,734
CNPC (Hong Kong) Ltd.	2,113	907
ConocoPhillips Co.	568	46,360
Consol Energy, Inc.	375	27,896
Core Laboratories NV	154	19,960
Cosmo Oil Co. Ltd.	268	832
Covanta Holding Corp. (a)	225	6,332
Crosstex Energy, Inc.	229	7,360
Delta Petroleum Corp. (a)	330	6,293
Denbury Resources, Inc. (a)	474	13,338
Devon Energy Corp.	171	16,226
Diamond Offshore Drilling, Inc.	34	4,056
Dresser-Rand Group, Inc. (a)	165	6,287
Dril-Quip, Inc. (a)	82	4,439
El Paso Corp.	1,916	34,354
Enbridge, Inc.	62	2,721
EnCana Corp.	142	10,248
EnCo.re Acquisition Co. (a)	23	1,423
Enerplus Resources Fund	30	1,230
ENI SpA	458	15,532
ENSCO International, Inc.	313	21,641
EOG Resources, Inc.	126	12,667
Equitable Resources, Inc.	220	11,495
EXCO Resources, Inc. (a)	799	20,814
Exterran Holdings, Inc. (a)	116	6,547
Exxon Mobil Corp.	2,282	183,541
First Solar, Inc. (a)	68	19,387
FMC Technologies, Inc. (a)	274	16,928
Fording Canadian Coal Trust	13	1,149
Forest Oil Corp. (a)	149	8,497
Foundation Coal Holdings, Inc.	260	15,444
Frontier Oil Corp.	105	1,916
Fugro NV	19	1,356
Global Industries Ltd. (a)	496	5,922
Grey Wolf, Inc. (a)	1,800	15,372
Halliburton Co.	485	21,738
Headwaters, Inc. (a)	292	3,828

NestEgg Dow Jones Target Date Funds	Schedule of Portfolio Investments
NestEgg Dow Jones 2040 Fund	July 31, 2008 - (Unaudited)

	Shares or
Security Description	Principal (Currency Noted)	Value ($)
Helix Energy Solutions Group, Inc. (a)	164	5,237
Helmerich & Payne, Inc.	188	11,116
Hercules Offshore, Inc. (a)	349	8,715
Holly Corp.	307	8,774
Husky Energy, Inc.	46	2,037
Idemitsu Kosan Co. Ltd.	12	1,053
Imperial Oil Ltd.	53	2,611
ION Geophysical Corp. (a)	729	11,642
Japan Petroleum Exploration Co.	19	1,187
John Wood Group PLC	198	1,660
Lundin Petroleum AB (a)	122	1,612
Marathon Oil Corp.	248	12,269
Mariner Energy, Inc. (a)	697	18,443
Murphy Oil Corp.	337	26,869
National Fuel Gas Co.	166	8,265
National Oilwell Varco, Inc. (a)	330	25,948
Neste Oil OYJ	36	876
Nexen, Inc.	87	2,688
Niko Resources Ltd.	14	1,156
Nippon Mining Holdings, Inc.	370	2,243
Nippon Oil Corp.	583	3,702
Noble Corp.	581	30,136
Noble Energy, Inc.	326	24,082
Occidental Petroleum Corp.	324	25,541
Oceaneering International, Inc. (a)	104	6,307
Oil Search Ltd.	395	2,132
Oilexco, Inc. (a)	109	1,738
OMV AG	28	1,939
Oneok, Inc.	247	11,234
OPTI Canada, Inc. (a)	61	1,158
Origin Energy Ltd.	348	5,195
Parker Drilling Co. (a)	856	6,908
Patriot Coal Corp. (a)	137	17,283
Peabody Energy Corp.	157	10,621
Penn Virginia Corp.	187	11,360
Penn West Energy Trust	42	1,258
Petro-Canada	93	4,292
Pride International, Inc. (a)	294	11,395
Q-Cells AG (a)	15	1,471
Questar Corp.	363	19,195

NestEgg Dow Jones Target Date Funds	Schedule of Portfolio Investments
NestEgg Dow Jones 2040 Fund	July 31, 2008 - (Unaudited)

	Shares or
Security Description	Principal (Currency Noted)	Value ($)
Quicksilver Resources, Inc. (a)	214	5,598
Range Resources Corp.	292	14,180
Renewable Energy Corp. AS (a)	33	976
Repsol YPF SA	147	4,958
Rowan Companies, Inc.	280	11,144
Royal Dutch Shell PLC - A Shares	465	16,604
Royal Dutch Shell PLC - B Shares	519	18,327
Saipem SpA	47	1,827
Santos Ltd.	238	4,057
SBM Offshore NV	32	720
Schlumberger Ltd.	724	73,558
Seacor Holdings, Inc. (a)	155	12,969
Seadrill Ltd.	64	1,933
Showa Shell Sekiyu KK	105	1,164
Singapore Petroleum Co. Ltd.	306	1,425
Smith International, Inc.	432	32,132
Solarworld AG	27	1,276
Southwestern Energy Co. (a)	664	24,110
Spectra Energy Corp.	197	5,352
St Mary Land & Exploration Co.	374	15,917
StatoilHydro ASA	233	7,677
Suncor Energy, Inc.	170	9,241
Sunoco, Inc.	308	12,508
Sunpower Corp. (a)	71	5,593
Superior Energy Services, Inc. (a)	473	22,434
Talisman Energy, Inc.	195	3,487
Technip SA	20	1,706
Tesoro Corp.	394	6,083
Tetra Technologies, Inc. (a)	372	7,042
TonenGeneral Sekiyu KK	134	1,138
Total SA	422	32,520
TransCanada Corp.	100	3,877
Transocean, Inc.	189	25,710
Tullow Oil PLC	134	2,091
Ultra Petroleum Corp. (a)	322	22,984
UTS Energy Corp. (a)	227	1,131
Valero Energy Corp.	224	7,484
Vestas Wind Systems A/S (a)	34	4,493
Walter Industries, Inc.	298	31,251
Weatherford International Ltd. (a)	358	13,507

NestEgg Dow Jones Target Date Funds	Schedule of Portfolio Investments
NestEgg Dow Jones 2040 Fund	July 31, 2008 - (Unaudited)

	Shares or
Security Description	Principal (Currency Noted)	Value ($)
Westernzagros Resources Ltd.	37	99
W-H Energy Services, Inc. (a)	200	18,306
Whiting Petroleum Corp. (a)	243	22,762
Williams Companies, Inc.	355	11,378
Woodside Petroleum Ltd.	179	9,070
XTO Energy, Inc.	312	14,736
		1,837,840

Financial (13.42%)
ACE Ltd.	104	5,273
Acom Co. Ltd.	37	1,091
Admiral Group PLC	79	1,449
Aegon NV	270	3,175
Aeon Credit Service Co. Ltd.	92	1,179
Aeon Mall Co. Ltd.	44	1,317
Affiliated Managers Group, Inc. (a)	61	5,270
AGF Management Ltd.	38	814
Agile Property Holdings Ltd.	736	693
Aiful Corp.	52	546
Aioi Insurance Co. Ltd.	221	1,188
Alexandria Real Estate Equities, Inc.	175	18,071
Allco Finance Group Ltd.	143	63
Alleanza Assicurazioni SpA	103	1,007
Alleghany Corp. (a)	10	3,153
Alliance & Leicester PLC	81	547
Allianz SE	84	14,371
Allied Irish Banks PLC	171	2,105
Allied World Assurance Co.	84	3,495
Alpha Bank AE	76	2,253
AMB Property Corp.	211	10,331
AMBAC Financial Group, Inc.	2,387	6,015
Amcore Financial, Inc.	154	946
American Express Co.	638	23,683
American Financial Group, Inc.	167	4,838
American Home Mortgage Investments Corp. (a)	408	16
American International Group, Inc.	946	24,643
American National Insurance Co.	39	3,686
AmeriCredit Corp. (a)	949	8,323
Ameriprise Financial, Inc.	81	3,443
Amlin PLC	208	1,055

NestEgg Dow Jones Target Date Funds	Schedule of Portfolio Investments
NestEgg Dow Jones 2040 Fund	July 31, 2008 - (Unaudited)

	Shares or
Security Description	Principal (Currency Noted)	Value ($)
AMP Ltd.	747	4,615
Anchor BanCorp. Wisconsin, Inc.	198	1,426
Anglo Irish Bank Corp. PLC	136	1,076
Annaly Capital Management, Inc.	1,086	16,366
Aon Corp.	103	4,717
Apartment Investment & Management Co.	199	6,800
Arch Capital Group Ltd. (a)	120	8,368
Arthur J Gallagher & Co.	239	6,078
Ascendas Real Estate Investment Trust	732	1,231
Aspen Insurance Holdings Ltd.	193	4,900
Assicurazioni Generali SpA	225	7,838
Associated Banc Corp.	289	4,823
Assurant, Inc.	284	17,074
Assured Guaranty Ltd.	354	4,057
Astoria Financial Corp.	210	4,698
ASX Ltd.	68	2,216
Australia & New Zealand Banking Group	729	11,157
AvalonBay Communities, Inc.	161	16,053
Aviva PLC	483	4,829
AXA Asia Pacific Holdings Ltd.	360	1,526
AXA SA	334	9,892
Axis Capital Holdings Ltd.	348	11,025
Babcock & Brown Ltd.	116	717
Baloise Holding AG	14	1,322
Banca Monte dei Paschi di Sien EU	233	665
Banca Popolare di Milano Scarl	90	906
Banco Bilbao Vizcaya Arg.	661	12,198
Banco BPI SA	141	534
Banco Comercial Portugues SA	623	1,113
Banco de Valencia SA	92	1,138
Banco Espirito Santo SA	56	843
Banco Popular Espanol SA	143	1,568
Banco Santander SA	1,164	22,661
BanCorpsouth, Inc.	679	14,463
Bank of America Corp.	2,065	67,939
Bank of East Asia Ltd.	619	3,015
Bank of Ireland	183	1,526
Bank of Montreal	93	4,354
Bank of New York Mellon Corp.	489	17,360
Bank of Nova Scotia	184	8,757

NestEgg Dow Jones Target Date Funds	Schedule of Portfolio Investments
NestEgg Dow Jones 2040 Fund	July 31, 2008 - (Unaudited)

	Shares or
Security Description	Principal (Currency Noted)	Value ($)
Bank of Queensland Ltd.	87	1,195
Bankinter SA	75	715
Barclays PLC	1,218	8,158
BB&T Corp.	213	5,968
Bendigo Bank Ltd.	208	2,116
BioMed Realty Trust, Inc.	502	12,952
BNP Paribas SA	163	16,222
BOC Hong Kong Holdings Ltd.	1,426	3,623
BOK Financial Corp.	57	2,280
Bolsas Y Mercados Espanoles SA	23	854
Boston Properties, Inc.	62	5,964
Bradford & Bingley PLC	153	170
Brandywine Realty Trust	767	12,310
BRE Properties, Inc.	340	16,619
British Land Co. PLC	97	1,350
Brookfield Asset Management, Inc.	108	3,639
Brookfield Properties Corp.	528	9,969
Cabcharge Australia Ltd.	123	892
Cambridge Industrial Trust	728	349
Camden Property Trust	114	5,607
Canadian Imperial Bank of Commerce	63	3,813
CapitaCommercial Trust	749	1,052
Capital One Financial Corp.	134	5,609
CapitaLand Ltd.	666	2,776
CapitalSource, Inc.	492	5,717
CapitaMall Trust	528	1,158
Cathay General BanCorp.	454	7,237
Cattles PLC	174	412
CB Richard Ellis Group, Inc. (a)	400	5,620
CBL & Associates Properties, Inc.	543	10,545
Centro Properties Group	337	86
CFS Retail Property Trust	800	1,537
Challenger Financial Services Group Ltd.	275	606
Cheung Kong Holdings Ltd.	582	8,221
China Everbright Ltd.	555	1,037
China Insurance International Holdings Co.	530	1,215
China Overseas Land & Investments Ltd.	1,404	2,516
China Resources Land Ltd.	712	944
Chinese Estates Holdings Ltd.	716	1,024
Chubb Corp.	124	5,957

NestEgg Dow Jones Target Date Funds	Schedule of Portfolio Investments
NestEgg Dow Jones 2040 Fund	July 31, 2008 - (Unaudited)

	Shares or
Security Description	Principal (Currency Noted)	Value ($)
Chuo Mitsui Trust Holdings, Inc.	394	2,476
Cigna Corp.	111	4,109
Cincinnati Financial Corp.	454	12,639
CIT Group, Inc.	456	3,867
CITIC International Financial Holdings Ltd.	1,560	1,272
Citigroup, Inc.	2,209	41,286
Citizens Republic BanCorp., Inc.	709	2,375
City Developments Ltd.	188	1,578
City National Corp.	97	4,766
CME Group, Inc.	41	14,765
CNP Assurances SA	10	1,119
Colonial BancGroup, Inc.	371	2,471
Colonial Properties Trust	443	8,842
Comerica, Inc.	439	12,608
Commerce Bancshares, Inc.	174	7,592
Commerzbank AG	112	3,604
Commonwealth Bank of Australia	514	19,242
Commonwealth Property Office Fund	956	1,220
CompuCredit Corp. (a)	413	2,726
Conseco, Inc. (a)	454	3,805
Corio NV	13	1,006
Corporate Office Properties Trust	317	12,325
Credit Agricole SA	139	2,986
Credit Saison Co. Ltd.	67	1,419
Credit Suisse Group	195	9,820
Cullen/Frost Bankers, Inc.	152	8,016
Daishi Bank Ltd.	308	1,288
Daito Trust Cons Ltd.	36	1,648
Daiwa Securities Group, Inc.	556	4,875
Danske Bank A/S	88	2,516
DB RREEF Trust	1,153	1,520
DBS Group Holdings Ltd.	444	6,234
DCT Industrial Trust, Inc.	1,480	12,536
Deerfield Capital Corp.	34	21
Delphi Financial Group, Inc.	354	8,832
Derwent London PLC	39	849
Deutsche Bank AG	98	9,096
Deutsche Boerse AG	38	4,332
Deutsche Postbank AG	17	1,210
Developers Diversified Realty Corp.	306	9,780

NestEgg Dow Jones Target Date Funds	Schedule of Portfolio Investments
NestEgg Dow Jones 2040 Fund	July 31, 2008 - (Unaudited)

	Shares or
Security Description	Principal (Currency Noted)	Value ($)
Dexia SA	104	1,423
DiamondRock Hospitality Co.	733	6,758
Digital Realty Trust, Inc.	399	17,121
Dime Community Bancshares, Inc.	191	3,195
DnB NOR ASA	137	1,773
Downey Financial Corp.	141	298
Duke Realty Corp.	328	8,111
E*Trade Financial Corp. (a)	3,472	10,485
EFG Eurobank Ergasias SA	52	1,296
Endurance Specialty Holdings Ltd.	139	4,253
Equity Lifestyle Properties, Inc.	104	4,993
Equity Residential Property Trust	100	4,317
Erie Indemnity Co.	125	5,463
Erste Bank der Oesterreichisch AG	41	2,638
Essex Property Trust, Inc.	166	20,144
Eurazeo	9	901
Everest Re Group Ltd.	160	13,088
Fairfax Financial Holdings Ltd.	7	1,793
Fannie Mae	332	3,818
Federal Realty Investment Trust	114	8,278
Federated Investors, Inc.	236	7,755
FelCor Lodging Trust, Inc.	609	4,866
Fidelity National Financial, Inc.	523	6,987
Fifth Third BanCorp.	183	2,557
First American Corp.	203	5,116
First BanCorp.	643	5,626
First Horizon National Corp.	301	2,829
First Industrial Realty Trust, Inc.	362	8,974
First Marblehead Corp.	122	306
First Midwest BanCorp., Inc.	439	9,013
First Niagara Financial Group	969	13,556
FirstFed Financial Corp. (a)	115	920
FirstMerit Corp.	660	12,989
FKP Property Group	219	938
FNB Corp.	414	4,691
Fonciere Des Regions	9	1,135
Fondiaria-Sai SpA	27	898
Forest City Enterprises, Inc.	122	3,181
Forestar Real Estate Group, Inc. (a)	241	4,357
Fortis	243	3,427

NestEgg Dow Jones Target Date Funds	Schedule of Portfolio Investments
NestEgg Dow Jones 2040 Fund	July 31, 2008 - (Unaudited)

	Shares or
Security Description	Principal (Currency Noted)	Value ($)
Franklin Resources, Inc.	86	8,652
Franklin Street Properties Corp.	445	5,460
Fraser and Neave Ltd.	435	1,409
Freddie Mac	113	923
Friedman Billings Ramsey Group	1,010	1,808
Friends Provident PLC	400	669
Frontier Financial Corp.	337	3,892
Fukuoka Financial Group, Inc.	700	2,946
Fulton Financial Corp.	1,529	16,116
Genting International PLC (a)	2,221	918
Genworth Financial, Inc.	172	2,747
GLG Partners, Inc.	261	2,409
Goldman Sachs Group, Inc.	153	28,158
Goodman Group	585	1,405
GPT Group	835	1,195
Gramercy Capital Corp.	150	1,014
Great Portland Estates PLC	99	667
Great-West Lifeco, Inc.	48	1,398
Greentown China Holdings Ltd.	546	469
Guoco Group Ltd.	90	946
GZI Real Estate Investment Trust	1,092	393
Hachijuni Bank Ltd.	207	1,337
Hammerson PLC	54	1,028
Hang Lung Group Ltd.	333	1,492
Hang Lung Properties Ltd.	731	2,328
Hang Seng Bank Ltd.	275	5,421
Hannover Rueckversicherung AG	29	1,378
Hartford Financial Services Group, Inc.	133	8,431
HBOS PLC	698	4,018
HCC Insurance Holdings, Inc.	263	5,957
HCP, Inc.	599	21,606
Health Care REIT, Inc.	682	34,011
Healthcare Realty Trust, Inc.	468	13,577
Helvetia Holding AG	3	1,119
Henderson Group PLC	327	758
Henderson Investment Ltd.	794	54
Henderson Land Development Corp.	436	2,727
Higo Bank Ltd.	196	1,108
Hilb Rogal & Hobbs Co.	176	7,630
Hiroshima Bank Ltd.	250	1,029

NestEgg Dow Jones Target Date Funds	Schedule of Portfolio Investments
NestEgg Dow Jones 2040 Fund	July 31, 2008 - (Unaudited)

	Shares or
Security Description	Principal (Currency Noted)	Value ($)
Hokuhoku Financial Group, Inc.	556	1,433
Home Properties, Inc.	169	9,298
Hong Kong Exchanges and Clearing Ltd.	424	6,321
Hongkong Land Holdings Ltd.	740	3,056
Hopewell Holdings Ltd.	301	1,088
Hopson Development Holdings Ltd.	363	386
Horace Mann Educators Corp.	285	3,950
Hospitality Properties Trust	223	4,750
Host Hotels & Resorts, Inc.	1,332	17,463
HRPT Properties Trust	1,837	12,877
HSBC Holdings PLC	2,712	45,088
Hudson City BanCorp., Inc.	1,242	22,679
Huntington Bancshares, Inc.	1,023	7,181
Hypo Real Estate Holding AG	18	507
Hysan Development Co. Ltd.	504	1,444
ICAP PLC	134	1,334
IGM Financial, Inc.	26	1,085
Immoeast AG (a)	100	719
Immofinanz AG	103	935
Industrial Alliance Insurance	35	1,173
IndyMac BanCorp., Inc.	786	106
ING Groep NV	389	12,746
ING Industrial Fund	628	816
ING Office Fund	910	1,234
Insurance Australia Group Ltd.	717	2,640
IntercontinentalExchange, Inc. (a)	143	14,271
International Bancshares Corp.	411	10,111
Intesa Sanpaolo RNC	182	961
Intesa Sanpaolo SpA	1,792	10,126
Invesco Ltd.	809	18,842
Investec PLC	104	698
Investment Technology Group, Inc. (a)	293	8,714
Investor AB - A Shares	51	1,078
Investor AB - B Shares	85	1,864
IPC Holdings Ltd.	154	4,943
Irish Life & Permanent PLC	54	435
iStar Financial, Inc.	305	2,504
IVG Immobilien AG	36	684
Iyo Bank Ltd.	148	1,733
JafCo. Co. Ltd.	28	1,085

NestEgg Dow Jones Target Date Funds	Schedule of Portfolio Investments
NestEgg Dow Jones 2040 Fund	July 31, 2008 - (Unaudited)

	Shares or
Security Description	Principal (Currency Noted)	Value ($)
Janus Capital Group, Inc.	449	13,623
Japan Securities Finance Co. Ltd.	96	797
Jefferies Group, Inc.	260	4,937
Jones Lang LaSalle, Inc.	74	3,525
JPMorgan Chase & Co.	1,435	58,304
Jyske Bank A/S (a)	16	1,015
KBC Groep NV	32	3,273
Keppel Land Ltd.	238	849
Kerry Properties Ltd.	181	967
KeyCorp.	956	10,086
Kilroy Realty Corp.	215	9,849
Kimco Realty Corp.	598	21,103
Kinnevik Investment AB	68	1,028
Klepierre SA	24	979
Knight Capital Group, Inc. (a)	934	15,308
Kowloon Development Co. Ltd.	593	973
LaBranche & Co., Inc. (a)	480	3,317
Land Securities Group PLC	82	2,099
LaSalle Hotel Properties	194	4,406
Legal & General Group PLC	1,217	2,359
Lehman Brothers Holdings, Inc.	222	3,849
Lend Lease Corp. Ltd.	138	1,304
Leopalace21 Corp.	54	730
Lexington Realty Trust	437	6,293
Liberty International PLC	62	1,152
Liberty Property Trust	216	7,862
Lincoln National Corp.	86	4,102
Link REIT	662	1,485
Lloyds TSB Group PLC	1,049	6,137
Loews Corp.	145	6,461
London Stock Exchange Group PLC	48	790
M&T Bank Corp.	201	14,146
Mack-Cali Realty Corp.	158	6,064
Macquarie Communications Infrastructure Group	256	699
Macquarie CountryWide Trust	775	650
Macquarie Group Ltd.	101	4,892
Macquarie Infrastructure Group	1,071	2,592
Macquarie Office Trust	1,000	857
Man Group PLC	306	3,726
Manulife Financial Corp.	288	10,609

NestEgg Dow Jones Target Date Funds	Schedule of Portfolio Investments
NestEgg Dow Jones 2040 Fund	July 31, 2008 - (Unaudited)

	Shares or
Security Description	Principal (Currency Noted)	Value ($)
Mapfre SA	279	1,397
Markel Corp. (a)	20	7,260
Marsh & McLennan Companies, Inc.	217	6,130
Marshall & Ilsley Corp.	693	10,534
Max Capital Group Ltd.	408	9,576
MBIA, Inc.	313	1,856
Mediobanca SpA	72	1,053
Meinl European Land Ltd. (a)	56	560
Mercury General Corp.	62	3,132
Merrill Lynch & Co., Inc.	139	3,704
MetLife, Inc.	145	7,362
MGIC Investment Corp.	688	4,403
Mid-America Apartment Communities	125	7,184
Millea Holdings, Inc.	330	12,480
Mirvac Group	411	987
Mitsubishi Estate Co. Ltd.	547	13,335
Mitsubishi UFJ Financial Group	4,823	43,409
Mitsubishi UFJ Lease & Finance Co. Ltd.	29	1,274
Mitsui Fudosan Co. Ltd.	351	8,036
Mitsui Sumitomo Insurance Group	171	5,706
Mizuho Financial Group, Inc.	5	24,378
Mizuho Trust & Banking Co. Ltd.	682	1,068
Montpelier Re Holdings Ltd.	244	3,831
Morgan Stanley	372	14,687
Muenchener Rueckversicherungs AG	41	6,832
Musashino Bank Ltd.	28	1,074
National Australia Bank Ltd.	638	14,841
National Bank of Canada	30	1,465
National Bank of Greece SA	91	4,327
National City Corp.	318	1,504
National Financial Partners Co.	261	5,442
National Retail Properties, Inc.	596	12,599
Nationwide Financial Services, Inc.	430	19,931
Nationwide Health Properties, Inc.	772	28,649
New World Development Ltd.	895	1,686
New York Community BanCorp., Inc.	964	16,022
NewAlliance Bancshares, Inc.	768	9,969
Newcastle Investment Corp.	360	2,189
Nexity Financial Corp.	17	382
Nipponkoa Insurance Co. Ltd.	321	2,595

NestEgg Dow Jones Target Date Funds	Schedule of Portfolio Investments
NestEgg Dow Jones 2040 Fund	July 31, 2008 - (Unaudited)

	Shares or
Security Description	Principal (Currency Noted)	Value ($)
Nissay Dowa General Insurance Co. Ltd.	232	1,267
Nomura Holdings, Inc.	761	11,117
Nomura Real Estate Holdings	43	879
Nordea Bank AB	387	5,530
Northern Rock PLC	79	141
Novastar Financial, Inc.	20	22
Nymex Holdings, Inc.	49	4,017
NYSE Euronext, Inc.	100	4,724
Ogaki Kyoritsu Bank Ltd.	262	1,496
Okasan Holdings, Inc.	205	1,072
Old Mutual PLC	1,026	1,974
Old National BanCorp.	647	9,821
Old Republic International Corp.	720	7,560
Onex Corp.	42	1,144
optionsXpress Holdings, Inc.	148	3,672
ORIX Corp.	36	5,533
Oversea-Chinese Banking Corp.	985	6,073
Pacific Capital BanCorp. NA	333	4,352
PacWest Bancorp.	112	2,085
Pargesa Holding SA	12	1,249
Park National Corp.	57	3,570
PartnerRe Ltd.	144	10,126
Pennsylvania Real Estate Investment Trust	351	6,465
People's United Financial, Inc.	222	3,770
Perpetual Ltd.	20	768
Philadelphia Consolidated Holding Corp. (a)	398	23,263
The Phoenix Companies, Inc.	1,002	9,749
Piper Jaffray Companies (a)	94	3,337
Piraeus Bank SA	63	1,893
Platinum Underwriters Holdings Ltd.	458	16,534
The PMI Group, Inc.	206	517
PNC Financial Services Group, Inc.	108	7,699
Popular, Inc.	601	4,129
Post Properties, Inc.	131	4,164
Power Corporation of Canada	59	1,799
Power Financial Corp.	43	1,419
Principal Financial Group, Inc.	102	4,336
ProAssurance Corp. (a)	154	7,537
Promise Co. Ltd.	48	1,228
Prosperity Bancshares, Inc.	362	11,620

NestEgg Dow Jones Target Date Funds	Schedule of Portfolio Investments
NestEgg Dow Jones 2040 Fund	July 31, 2008 - (Unaudited)

	Shares or
Security Description	Principal (Currency Noted)	Value ($)
Prosperity REIT	2,080	403
Protective Life Corp.	155	5,574
Provident Bankshares Corp.	217	1,975
Provident Financial Services, Inc.	429	6,259
Prudential Financial, Inc.	180	12,415
Prudential PLC	455	4,923
PSP Swiss Property AG	25	1,603
Public Storage, Inc.	67	5,487
QBE Insurance Group Ltd.	344	7,319
Quintain Estates & Development PLC	70	222
Radian Group, Inc.	186	324
Raiffeisen International Bank-Holding AG	9	1,126
RAIT Financial Trust	440	2,926
Ratos AB	42	1,211
Raymond James Financial, Inc.	234	6,763
Realty, Income Corp.	884	22,268
Redwood Trust, Inc.	261	5,698
Regency Centers Corp.	140	8,330
Regions Financial Corp.	225	2,133
Reinsurance Group of America, Inc.	68	3,380
RenaissanceRe Holdings Ltd.	156	7,936
Resona Holdings, Inc.	2	2,909
RLI Corp.	110	6,008
Royal & Sun Alliance Insurance Group PLC	556	1,453
Royal Bank of Canada	238	10,982
Royal Bank of Scotland Group PLC	2,446	10,263
Safeco Corp.	253	16,738
Sampo Oyj	92	2,328
San-In Godo Bank Ltd.	149	1,269
Schroders PLC	52	993
Segro PLC	109	884
Selective Insurance Group	410	8,856
Senior Housing Properties Trust	726	15,282
The Senshu Bank Ltd.	514	1,034
The Shiga Bank Ltd.	202	1,320
Shimao Property Holdings Ltd.	489	611
Shinko Securities Co. Ltd.	267	881
Shinsei Bank Ltd.	589	2,058
The Shizuoka Bank Ltd.	283	3,043
Shui On Land Ltd.	1,248	1,133

NestEgg Dow Jones Target Date Funds	Schedule of Portfolio Investments
NestEgg Dow Jones 2040 Fund	July 31, 2008 - (Unaudited)

	Shares or
Security Description	Principal (Currency Noted)	Value ($)
Shun Tak Holdings Ltd.	840	661
Simon Property Group, Inc.	113	10,467
Singapore Exchange Ltd.	424	2,115
Sino Land Co	580	1,167
Skandinaviska Enskilda Banken AB	101	2,094
SL Green Realty Corp.	126	10,501
Societa Cattolica di Assicuraz	23	1,040
Societe Generale	86	8,028
Sompo Japan Insurance, Inc.	393	3,920
Sony Financial Holdings, Inc.	1	3,782
The South Financial Group, Inc.	701	4,227
Sovereign BanCorp., Inc.	790	7,521
St George Bank Ltd.	212	5,531
Standard Chartered PLC	264	8,109
Standard Life PLC	392	1,769
State Street Corp.	199	14,256
Sterling Bancshares, Inc.	588	5,715
Sterling Financial Corp.	353	2,640
Stockland Trust Group	572	2,494
Storebrand ASA	86	603
Strategic Hotels & Resorts, Inc.	705	5,562
Sumitomo Mitsui Financial Group, Inc.	3	23,581
Sumitomo Realty & Development Ltd.	190	3,963
Sumitomo Trust & Banking Co. Ltd.	665	4,629
Sun Hung Kai Properties Ltd.	547	8,203
Sun Life Financial, Inc.	107	4,159
SunCorp.-Metway Ltd.	383	4,826
Sunstone Hotel Investors, Inc.	565	7,311
Suntec REIT	1,048	1,188
SunTrust Banks, Inc.	111	4,558
Suruga Bank Ltd.	105	1,315
Susquehanna Bancshares, Inc.	712	10,196
SVB Financial Group (a)	167	9,618
Svenska Handelsbanken AB	94	2,399
Swedbank AB	67	1,406
Swiss Life Holding	6	1,552
Swiss Reinsurance AG	70	4,384
SWS Group, Inc.	176	3,330
Sydbank A/S	26	992
Synovus Financial Corp.	770	7,323

NestEgg Dow Jones Target Date Funds	Schedule of Portfolio Investments
NestEgg Dow Jones 2040 Fund	July 31, 2008 - (Unaudited)

	Shares or
Security Description	Principal (Currency Noted)	Value ($)
T Rowe Price Group, Inc.	571	34,174
T&D Holdings, Inc.	98	6,204
Takefuji Corp.	53	732
Taubman Centers, Inc.	342	16,416
TCF Financial Corp.	288	3,672
TD Ameritrade Holding Corp. (a)	130	2,588
The 77 Bank Ltd.	198	1,191
The Aichi Bank Ltd.	12	957
The Allstate Corp.	241	11,139
The Awa Bank Ltd.	274	1,501
The Bank of Kyoto Ltd.	140	1,468
The Bank of Nagoya Ltd.	209	1,240
The Bank of Yokohama Ltd.	560	3,644
The Charles Schwab Corp.	534	12,223
The Chiba Bank Ltd.	357	2,396
The Chugoku Bank Ltd.	98	1,294
The Gunma Bank Ltd.	198	1,235
The Hokkoku Bank Ltd.	305	1,046
The Hyakugo Bank Ltd.	202	1,223
The Hyakujushi Bank Ltd.	258	1,459
The Joyo Bank Ltd.	322	1,516
The Juroku Bank Ltd.	218	966
The Kagoshima Bank Ltd.	179	1,297
The Keiyo Bank Ltd.	232	1,277
The Macerich Co.	166	9,185
The Nanto Bank Ltd.	259	1,313
The Nasdaq Stock Market, Inc. (a)	199	5,526
The Nishi-Nippon City Bank Ltd.	390	1,139
Tokai Tokyo Securities Co. Ltd.	232	901
Tokyo Tatemono Co. Ltd.	127	632
The Tokyo Tomin Bank Ltd.	38	715
Tokyu Land Corp.	182	921
Topdanmark A/S (a)	8	1,169
Torchmark Corp.	229	13,293
Toronto-Dominion Bank	336	19,938
The Travelers Companies, Inc.	266	11,736
Trustco Bank Corp.	495	4,321
Trustmark Corp.	472	8,524
TSX Group, Inc.	32	1,225
UBS AG (a)	372	7,232

NestEgg Dow Jones Target Date Funds	Schedule of Portfolio Investments
NestEgg Dow Jones 2040 Fund	July 31, 2008 - (Unaudited)

	Shares or
Security Description	Principal (Currency Noted)	Value ($)
UCBH Holdings, Inc.	949	4,280
UDR, Inc.	326	8,326
Umpqua Holdings Corp.	432	5,867
Unibail-Rodamco	15	3,376
UniCredit SpA	2,286	13,738
UnionBanCal Corp.	124	6,661
Unione di Banche Italiane SCPA	119	2,836
Unipol Gruppo Finanziario SpA	388	1,015
United Bankshares, Inc.	313	7,884
United Community Banks, Inc.	202	2,151
United Industrial Corp. Ltd.	642	1,338
United Overseas Bank Ltd.	484	6,895
Unitrin, Inc.	100	2,759
Unum Group	1,015	24,522
UOL Group Ltd.	368	915
Urban Corp.	82	100
US BanCorp.	673	20,601
Valad Property Group	824	427
Valley National BanCorp	307	6,060
Ventas, Inc.	391	17,540
Wachovia Corp.	768	13,263
Waddell & Reed Financial, Inc.	93	3,106
Washington Federal, Inc.	757	14,080
Washington Mutual, Inc.	273	1,455
Webster Financial Corp.	497	9,870
Weingarten Realty Investors	193	5,885
Wells Fargo & Co.	1,268	38,382
Wereldhave NV	4	431
Westfield Group	719	10,956
Westfield Group (a)	21	323
Westpac Banking Corp.	731	14,836
Wheelock & Co. Ltd.	504	1,376
White Mountains Insurance Group Ltd.	16	6,984
Whitney Holding Corp.	605	12,439
Willis Group Holdings Ltd.	264	8,255
Wilmington Trust Corp.	165	3,889
Wing Hang Bank Ltd.	104	1,398
Wing Lung Bank Ltd.	125	2,453
Wing Tai Holdings Ltd.	533	631
Wintrust Financial Corp.	100	2,065

NestEgg Dow Jones Target Date Funds	Schedule of Portfolio Investments
NestEgg Dow Jones 2040 Fund	July 31, 2008 - (Unaudited)

	Shares or
Security Description	Principal (Currency Noted)	Value ($)
WR Berkley Corp.	817	19,298
XL Capital Ltd.	66	1,181
Yamaguchi Financial Group, Inc.	105	1,413
The Yamanashi Chuo Bank Ltd.	211	1,217
Zenith National Insurance Corp.	342	11,768
Zions Bancorporation	274	8,020
Zurich Financial Services AG	27	7,146
		3,259,007

Healthcare (5.96%)
Abbott Laboratories	654	36,846
Advanced Medical Optics, Inc. (a)	341	5,920
Aetna, Inc.	268	10,991
Affymetrix, Inc. (a)	139	1,095
Alcon, Inc.	39	6,725
Alfresa Holdings Corp.	19	1,169
Alkermes, Inc. (a)	503	7,922
Allergan, Inc.	154	7,997
American Medical Systems Holdings, Inc. (a)	357	5,880
Amerigroup Corp. (a)	346	8,788
AmerisourceBergen Corp.	356	14,906
Amylin Pharmaceuticals, Inc. (a)	243	7,667
Apria Healthcare Group, Inc. (a)	423	8,126
Arthrocare Corp. (a)	131	2,769
Astellas Pharma, Inc.	219	9,520
AstraZeneca PLC	279	13,645
Barr Pharmaceuticals, Inc. (a)	218	14,384
Baxter International, Inc.	386	26,483
Beckman Coulter, Inc.	123	8,898
Becton Dickinson & Co.	127	10,784
BioMarin Pharmaceutical, Inc. (a)	594	19,335
Biovail Corp.	69	694
Boston Scientific Corp. (a)	717	8,525
Bristol-Myers Squibb Co.	763	16,115
Brookdale Senior Living, Inc.	107	1,633
Celesio AG	22	718
Cephalon, Inc. (a)	131	9,584
Chugai Pharmaceutical Co. Ltd.	10	160
Cochlear Ltd.	25	1,041
Community Health Systems, Inc. (a)	126	4,155

NestEgg Dow Jones Target Date Funds	Schedule of Portfolio Investments
NestEgg Dow Jones 2040 Fund	July 31, 2008 - (Unaudited)

	Shares or
Security Description	Principal (Currency Noted)	Value ($)
Covance, Inc. (a)	127	11,659
Coventry Health Care, Inc. (a)	304	10,752
CR Bard, Inc.	201	18,661
Cubist Pharmaceuticals, Inc. (a)	264	5,982
CV Therapeutics, Inc. (a)	272	2,549
Daiichi Sankyo Co. Ltd.	278	8,323
Dainippon Sumitomo Pharma Co.	137	1,144
DaVita, Inc. (a)	241	13,460
Dentsply International, Inc.	303	12,196
Edwards Lifesciences Corp. (a)	384	24,069
Eisai Co. Ltd.	114	4,100
Elan Corp. PLC (a)	87	1,806
Eli Lilly & Co.	376	17,713
Endo Pharmaceuticals Holdings (a)	266	6,158
Essilor International SA	39	1,932
Express Scripts, Inc. (a)	116	8,183
Fisher & Paykel Healthcare Corp.	504	1,036
Forest Laboratories, Inc. (a)	164	5,824
Fresenius Medical Care AG & Co.	34	1,886
Gen-Probe, Inc. (a)	295	15,729
Getinge AB	59	1,374
Gilead Sciences, Inc. (a)	582	31,416
GlaxoSmithKline PLC	1,137	26,496
Grifols SA	62	1,865
Haemonetics Corp. (a)	133	7,722
Health Management Associates, Inc. (a)	1,823	11,211
Health Net, Inc. (a)	236	6,599
Healthscope Ltd.	283	1,162
Healthsouth Corp. (a)	395	6,486
Healthways, Inc. (a)	237	6,022
Hengan International Group Co.	385	1,172
Henry Schein, Inc. (a)	173	9,266
Herbalife Ltd.	103	4,449
Hill-Rom Holdings, Inc.	309	8,680
Hisamitsu Pharmaceutical Co., Inc.	46	1,927
Hologic, Inc. (a)	545	10,066
Humana, Inc. (a)	212	9,309
Idexx Laboratories, Inc. (a)	356	19,046
Immucor, Inc. (a)	460	13,860
Intuitive Surgical, Inc. (a)	79	24,592

NestEgg Dow Jones Target Date Funds	Schedule of Portfolio Investments
NestEgg Dow Jones 2040 Fund	July 31, 2008 - (Unaudited)

	Shares or
Security Description	Principal (Currency Noted)	Value ($)
Invacare Corp.	302	7,106
Inverness Medical Innovations, Inc. (a)	459	15,473
Johnson & Johnson	1,201	82,232
Kinetic Concepts, Inc. (a)	107	3,740
King Pharmaceuticals, Inc. (a)	574	6,607
Kyowa Hakko Kogyo Co. Ltd.	92	1,031
Laboratory Corporation of America Holdings (a)	249	16,827
LifePoint Hospitals, Inc. (a)	478	13,685
Luxottica Group SpA	36	883
Magellan Health Services, Inc. (a)	258	10,772
Medarex, Inc. (a)	622	6,145
Medco Health Solutions, Inc. (a)	290	14,378
Mediceo Paltac Holdings Co. Ltd.	89	1,491
Medtronic, Inc.	713	37,668
Mentor Corp.	242	6,004
Merck & Co., Inc.	829	27,274
Merck KGAA	12	1,452
Mitsubishi Tanabe Pharma Corp.	111	1,446
Mylan, Inc. (a)	793	10,285
NBTY, Inc. (a)	299	10,313
Nektar Therapeutics (a)	454	2,261
Nobel Biocare Holding AG	20	619
Novartis AG	463	27,603
Novo Nordisk A/S	72	4,599
Odyssey HealthCare, Inc. (a)	236	2,223
Omnicare, Inc.	307	9,038
Ono Pharmaceutical Co. Ltd.	46	2,537
Onyx Pharmaceuticals, Inc. (a)	315	12,758
OSI Pharmaceuticals, Inc. (a)	115	6,052
Parkway Holdings Ltd.	510	746
Patterson Companies, Inc. (a)	260	8,120
Pediatrix Medical Group, Inc. (a)	315	15,325
Perrigo Co.	41	1,444
Pfizer, Inc.	2,897	54,087
PharMerica Corp. (a)	191	4,517
Psychiatric Solutions, Inc. (a)	269	9,420
Qiagen NV (a)	75	1,426
Quest Diagnostics, Inc.	77	4,093
Resmed, Inc. (a)	154	5,824
Rhoen Klinikum AG	45	1,469

NestEgg Dow Jones Target Date Funds	Schedule of Portfolio Investments
NestEgg Dow Jones 2040 Fund	July 31, 2008 - (Unaudited)

	Shares or
Security Description	Principal (Currency Noted)	Value ($)
Roche Holding AG BR	7	1,375
Roche Holding AG Genus	131	24,299
Rohto Pharmaceutical Co. Ltd.	125	1,401
Sanofi-Aventis SA	193	13,569
Santen Pharmaceutical Co. Ltd.	56	1,531
Savient Pharmaceuticals, Inc. (a)	266	7,070
Schering-Plough Corp.	946	19,942
Sepracor, Inc. (a)	216	3,776
Shimadzu Corp.	117	1,077
Shionogi & Co. Ltd.	129	2,529
Shire Ltd.	103	1,697
Sigma Pharmaceuticals Ltd.	824	772
Smith & Nephew PLC	174	1,865
Sonic Healthcare Ltd.	110	1,438
Sonova Holding AG	14	1,024
St Jude Medical, Inc. (a)	176	8,198
Stada Arzneimittel AG	20	1,043
STERIS Corp.	561	19,169
Stryker Corp.	163	10,463
Sunrise Senior Living, Inc. (a)	211	3,783
Suzuken Co. Ltd.	42	1,448
Synthes, Inc.	11	1,528
Sysmex Corp.	34	1,402
Taisho Pharmaceutical Co. Ltd.	95	1,968
Takeda Pharmaceutical Co. Ltd.	332	17,695
Techne Corp. (a)	249	19,800
Tenet Healthcare Corp. (a)	3,588	20,775
Terumo Corp.	81	4,189
The Medicines Co. (a)	255	5,664
Theravance, Inc. (a)	242	3,867
Tsumura & Co.	76	2,022
UCB SA	23	790
United Therapeutics Corp. (a)	131	14,854
UnitedHealth Group, Inc.	792	22,239
Universal Health Services, Inc.	100	6,062
Valeant Pharmaceuticals International (a)	654	11,196
Varian Medical Systems, Inc. (a)	268	16,080
VCA Antech, Inc. (a)	488	14,220
Watson Pharmaceuticals, Inc. (a)	247	7,141
WellCare Health Plans, Inc. (a)	71	2,792

NestEgg Dow Jones Target Date Funds	Schedule of Portfolio Investments
NestEgg Dow Jones 2040 Fund	July 31, 2008 - (Unaudited)

	Shares or
Security Description	Principal (Currency Noted)	Value ($)
WellPoint, Inc. (a)	216	11,329
West Pharmaceutical Services, Inc.	166	7,623
William Demant Holding A/S (a)	13	791
Wyeth	514	20,826
Zimmer Holdings, Inc. (a)	130	8,957
		1,448,609

Holding Companies (0.19%)
China Merchants Holdings International Co.	394	1,520
China Resources Enterprise Ltd.	426	1,092
Citic Pacific Ltd.	299	1,150
DCC PLC	44	1,050
First Pacific Co.	1,795	1,033
GEA Group AG	40	1,323
Groupe Bruxelles Lambert SA	16	1,785
Guangdong Investment Ltd.	1,955	762
Guangzhou Investment Co. Ltd.	4,094	603
Hutchison Whampoa Ltd.	851	8,012
IFIL - Investments SpA	122	838
Jardine Matheson Holdings Ltd.	175	5,530
Jardine Strategic Holdings Ltd.	152	2,614
LVMH Moet Hennessy Louis Vuitton	48	5,313
Noble Group Ltd.	1,404	2,218
Shanghai Industrial Holdings Ltd.	300	858
Sherritt International Corp.	86	889
Swire Pacific Ltd. - A Shares	312	3,357
Swire Pacific Ltd. - B Shares	572	1,221
Washington H Soul Pattinson & Co.	154	1,516
Wendel	7	782
Wharf Holdings Ltd.	489	2,188
		45,654

Industrial (9.73%)
3M Co.	238	16,753
AAR Corp. (a)	182	3,129
ABB Ltd.	421	11,189
Acciona SA	5	1,058
Actividades de Construccion y Servicios SA (ACS)	37	1,830
Actuant Corp.	276	8,407
Acuity Brands, Inc.	217	8,867

NestEgg Dow Jones Target Date Funds	Schedule of Portfolio Investments
NestEgg Dow Jones 2040 Fund	July 31, 2008 - (Unaudited)

	Shares or
Security Description	Principal (Currency Noted)	Value ($)
Advantest Corp.	67	1,385
Aeroports de Paris	12	1,046
AGFA-Gevaert NV	62	461
Agilent Technologies, Inc. (a)	208	7,500
Albany International Corp.	180	5,166
Alfa Laval AB	84	1,318
Alliant Techsystems, Inc. (a)	198	19,600
Allied Waste Industries, Inc. (a)	725	8,773
Alps Electric Co. Ltd.	132	1,363
Alstom SA	38	4,293
Amada Co. Ltd.	156	1,074
Amcor Ltd.	367	1,842
Amec PLC	100	1,682
Ametek, Inc.	214	10,242
Amphenol Corp.	363	17,304
Ansell Ltd.	129	1,239
Applied Biosystems, Inc.	511	18,871
Aptargroup, Inc.	418	16,177
Arkansas Best Corp.	172	6,388
Arriva PLC	81	1,124
Asahi Glass Co. Ltd.	468	5,201
Assa Abloy AB	61	839
Astec Industries, Inc. (a)	82	2,617
Auckland International Airport	514	769
Avnet, Inc. (a)	294	8,014
BAE Systems PLC	627	5,591
Balfour Beatty PLC	148	1,164
BE Aerospace, Inc. (a)	507	13,020
Belden, Inc.	297	10,965
Bemis Co., Inc.	247	6,956
Benchmark Electronics, Inc. (a)	553	8,096
Bilfinger Berger AG	15	1,016
Boeing Co.	425	25,972
Bombardier, Inc.	266	1,907
Boral Ltd.	243	1,279
Bouygues	51	3,321
Briggs & Stratton Corp.	473	6,404
Brother Industries Ltd.	110	1,393
Bucyrus International, Inc.	454	31,785
Burlington Northern Santa Fe	114	11,871

NestEgg Dow Jones Target Date Funds	Schedule of Portfolio Investments
NestEgg Dow Jones 2040 Fund	July 31, 2008 - (Unaudited)

	Shares or
Security Description	Principal (Currency Noted)	Value ($)
CAE, Inc.	102	1,102
Campbell Brothers Ltd.	56	1,393
Canadian National Railway Co.	89	4,693
Canadian Pacific Railway Ltd.	27	1,695
Carlisle Companies, Inc.	414	12,664
Casio Computer Co. Ltd.	104	1,291
Central Glass Co. Ltd.	235	934
Ceradyne, Inc. (a)	121	5,608
CH Robinson Worldwide, Inc.	365	17,593
Charter PLC	56	948
Checkpoint Systems, Inc. (a)	387	8,154
Cheung Kong Infrastructure Holdings Co.	365	1,614
China Grand Forestry Resources (a)	3,195	278
Chiyoda Corp.	70	740
Cie de Saint-Gobain SA	69	4,328
Cimpor Cimentos de Portugal SG	132	875
Clarcor, Inc.	292	11,248
Cobham PLC	335	1,346
Cognex Corp.	168	3,167
ComfortDelgro Corp. Ltd.	963	1,106
Commercial Metals Co.	289	8,627
Comsys Holdings Corp.	118	1,055
Con-Way, Inc.	59	2,983
Cookson Group PLC	93	1,146
Cosco Corp. Singapore Ltd.	386	864
CRH PLC	101	2,600
CSR Ltd.	456	906
CSX Corp.	245	16,557
CTS Corp.	275	3,537
Cummins, Inc.	377	25,010
Curtiss-Wright Corp.	254	13,371
Cymer, Inc. (a)	140	3,709
Daifuku Co. Ltd.	105	924
Daiichi Chuo Kisen Kaisha	178	1,191
Daikin Industries Ltd.	105	4,516
Dainippon Screen Manufacturing Co.	178	655
Danaher Corp.	124	9,877
Deutsche Post AG	155	3,661
Dionex Corp. (a)	95	6,604
Disco Corp.	24	961

NestEgg Dow Jones Target Date Funds	Schedule of Portfolio Investments
NestEgg Dow Jones 2040 Fund	July 31, 2008 - (Unaudited)

	Shares or
Security Description	Principal (Currency Noted)	Value ($)
Donaldson Co., Inc.	413	18,630
Dover Corp.	492	24,418
Downer EDI Ltd.	222	1,445
DRS Technologies, Inc.	274	21,591
EADS	64	1,217
Eagle Materials, Inc.	239	5,930
East Japan Railway Co.	2	15,683
Eastman Kodak Co.	826	12,093
Eaton Corp.	405	28,771
Ebara Corp.	273	840
Eiffage SA	10	606
EMCOR Group, Inc. (a)	307	9,247
Energizer Holdings, Inc. (a)	120	8,561
Energy Conversion Devices, Inc. (a)	190	13,287
ESCO Technologies, Inc. (a)	124	5,103
Esterline Technologies Corp. (a)	182	8,878
Expeditors International Washington, Inc.	450	15,980
Fanuc Ltd.	79	6,312
FedEx Corp.	103	8,121
Finmeccanica SpA	53	1,573
Finning International, Inc.	50	1,336
Firstgroup PLC	101	1,039
Fletcher Building Ltd.	195	913
Flextronics International Ltd. (a)	1,579	14,100
Flir Systems, Inc. (a)	234	9,533
Flowserve Corp.	117	15,601
FLSmidth & Co.	15	1,460
Fluor Corp.	360	29,286
Fomento de Construcciones y Contratas (FCC)	14	741
Forward Air Corp.	163	5,964
Foster Wheeler Ltd. (a)	296	16,804
Fuji Electric Holdings Co. Ltd.	314	876
FUJIFILM Holdings Corp.	205	6,461
Fujikura Ltd.	211	958
Funai Electric Co. Ltd.	23	718
Furukawa Electric Co. Ltd.	282	1,375
Futuris Corp. Ltd.	650	777
Gamesa Corporacion Tecnologica SA	32	1,531
Gardner Denver, Inc. (a)	263	11,993
Garmin Ltd.	103	3,674

NestEgg Dow Jones Target Date Funds	Schedule of Portfolio Investments
NestEgg Dow Jones 2040 Fund	July 31, 2008 - (Unaudited)

	Shares or
Security Description	Principal (Currency Noted)	Value ($)
GATX Corp.	351	15,960
General Cable Corp. (a)	287	16,540
General Dynamics Corp.	141	12,569
General Electric Co.	4,234	119,780
General Maritime Corp.	226	6,088
Genesee & Wyoming, Inc. (a)	95	3,845
Gentex Corp.	331	5,117
Glory Ltd.	49	1,083
Go-Ahead Group PLC	23	779
Goodrich Corp.	238	11,695
GrafTech International Ltd. (a)	941	22,066
Grupo Ferrovial SA	14	714
Hamamatsu Photonics KK	41	1,095
Hankyu Hanshin Holdings, Inc.	508	2,303
Harsco Corp.	170	9,197
HeidelbergCement AG	9	1,076
Heidelberger Druckmaschinen AG	27	499
Hirose Electric Co. Ltd.	14	1,333
Hitachi Cable Ltd.	212	743
Hitachi Construction Machinery Co. Ltd.	37	988
Hitachi Koki Co. Ltd.	74	987
Hitachi Ltd.	1,330	9,616
Hitachi Zosen Corp. (a)	675	770
Hochtief AG	13	1,009
Holcim Ltd.	37	2,640
Honeywell International, Inc.	270	13,727
Hong Kong Aircraft Engineering Co. Ltd.	75	1,038
Horiba Ltd.	34	747
Hosiden Corp.	83	1,365
HOYA Corp.	172	3,555
Hubbell, Inc.	125	5,270
Ibiden Co. Ltd.	59	1,761
IDEX Corp.	476	18,007
IHI Corp.	586	1,135
Iino Kaiun Kaisha Ltd.	101	870
Imerys SA	13	782
IMI PLC	109	949
Ingersoll-Rand Co. Ltd.	90	3,240
Insituform Technologies, Inc. (a)	171	2,957
Intermec, Inc. (a)	238	4,479

NestEgg Dow Jones Target Date Funds	Schedule of Portfolio Investments
NestEgg Dow Jones 2040 Fund	July 31, 2008 - (Unaudited)

	Shares or
Security Description	Principal (Currency Noted)	Value ($)
Invensys PLC	169	948
Itron, Inc. (a)	193	17,820
ITT Corp.	370	24,775
Jabil Circuit, Inc.	476	7,740
Jacobs Engineering Group, Inc. (a)	246	19,026
Japan Airport Terminal Co. Ltd.	75	1,100
Japan Steel Works Ltd.	148	2,682
JGC Corp.	101	2,060
JM AB	43	510
Joy Global, Inc.	212	15,311
JS Group Corp.	109	1,588
Kajima Corp.	421	1,374
Kawasaki Heavy Industries Ltd.	622	1,620
Kawasaki Kisen Kaisha Ltd.	234	1,874
Kaydon Corp.	141	6,686
Keihan Electric Railway Co. Ltd.	366	1,527
Keihin Electric Express Railway Co. Ltd.	215	1,377
Keio Corp.	230	1,239
Keisei Electric Railway Co. Ltd.	255	1,402
Kemet Corp. (a)	704	957
Keyence Corp.	15	3,288
Kinden Corp.	148	1,504
Kingspan Group PLC	54	532
Kintetsu Corp.	679	2,058
Kirby Corp. (a)	103	4,915
Kitz Corp.	130	617
Komatsu Ltd.	372	9,310
Komori Corp.	57	957
Kone OYJ	38	1,155
Konecranes Oyj	32	1,284
Konica Minolta Holdings, Inc.	212	3,490
Koninklijke BAM Groep NV	45	702
Kubota Corp.	454	2,904
Kuehne & Nagel International AG	13	1,092
Kurita Water Industries Ltd.	45	1,439
Kyocera Corp.	75	6,479
Kyowa Exeo Corp.	114	1,086
L-3 Communications Holdings, Inc.	255	25,166
Lafarge SA	28	3,835
Landstar System, Inc.	354	17,905

NestEgg Dow Jones Target Date Funds	Schedule of Portfolio Investments
NestEgg Dow Jones 2040 Fund	July 31, 2008 - (Unaudited)

	Shares or
Security Description	Principal (Currency Noted)	Value ($)
Leggett & Platt, Inc.	437	8,522
Legrand SA	38	976
Leighton Holdings Ltd.	52	2,081
Lincoln Electric Holdings, Inc.	266	21,373
Littelfuse, Inc. (a)	111	3,548
Mabuchi Motor Co. Ltd.	22	1,148
Macquarie Airports	648	1,721
Makino Milling Machine Co. Ltd.	97	524
Makita Corp.	57	1,965
MAN AG	18	1,816
Martin Marietta Materials, Inc.	89	9,342
Maruichi Steel Tube Ltd.	49	1,385
Masco Corp.	1,072	17,677
Matsushita Electric Works Ltd.	144	1,288
Matthews International Corp.	212	10,581
McDermott International, Inc. (a)	455	21,690
Meggitt PLC	209	820
Methode Electronics, Inc.	254	2,842
Metso Oyj	23	832
Mettler Toledo International, Inc. (a)	76	8,171
Mine Safety Appliances Co.	112	3,700
Minebea Co. Ltd.	240	1,281
MISUMI Group, Inc.	76	1,441
Mitsubishi Electric Corp.	857	8,508
Mitsubishi Heavy Industries Ltd.	1,340	5,962
Mitsui Engineering & Shipbuilding Co. Ltd.	309	945
Mitsui OSK Lines Ltd.	477	6,234
Mitsumi Electric Co. Ltd.	33	650
Molex, Inc.	350	8,336
Monadelphous Group Ltd.	93	1,206
Moog, Inc. (a)	250	11,113
Mori Seiki Co. Ltd.	40	590
MTR Corp.	520	1,700
MTU Aero Engines Holding AG	19	590
Mueller Industries, Inc.	356	9,139
Mueller Water Products, Inc.	421	3,684
Murata Manufacturing Co. Ltd.	89	3,721
Nabtesco Corp.	87	991
Nachi-Fujikoshi Corp.	259	941
Nagoya Railroad Co. Ltd.	446	1,269

NestEgg Dow Jones Target Date Funds	Schedule of Portfolio Investments
NestEgg Dow Jones 2040 Fund	July 31, 2008 - (Unaudited)

	Shares or
Security Description	Principal (Currency Noted)	Value ($)
Nalco Holding Co.	147	3,455
Nankai Electric Railway Co. Ltd.	440	1,652
National Express Group PLC	56	1,084
National Instruments Corp.	288	9,806
NCI Building Systems, Inc. (a)	101	3,783
NEC Corp.	809	4,447
Neptune Orient Lines Ltd.	352	731
Newport Corp. (a)	178	1,867
Nexans SA	7	838
NGK Insulators Ltd.	117	1,716
Nichias Corp.	130	440
Nichicon Corp.	84	654
Nidec Corp.	48	3,430
Nikon Corp.	139	4,071
Nippon Chemi-Con Corp.	123	421
Nippon Electric Glass Co. Ltd.	147	2,171
Nippon Express Co. Ltd.	379	1,732
Nippon Sheet Glass Co. Ltd.	266	1,090
Nippon Yusen KK	488	4,198
Nishi-Nippon Railroad Co. Ltd.	361	1,278
NKT Holding A/S	12	809
Nordson Corp.	205	14,485
Norfolk Southern Corp.	142	10,213
Norsk Hydro ASA	135	1,713
Northrop Grumman Corp.	102	6,874
NSK Ltd.	193	1,603
NTN Corp.	177	1,107
Obayashi Corp.	287	1,242
Odakyu Electric Railway Co. Ltd.	247	1,717
Okuma Corp.	80	708
Old Dominion Freight Line, Inc. (a)	165	6,056
Olympus Corp.	99	3,340
Omron Corp.	94	1,655
Orbotech Ltd. (a)	223	2,622
Orient Overseas (International) Ltd.	109	478
OSG Corp.	93	842
Overseas Shipholding Group, Inc.	235	18,506
Owens Corning, Inc. (a)	230	5,982
Owens-Illinois, Inc. (a)	417	17,614
Pacer International, Inc.	256	6,077

NestEgg Dow Jones Target Date Funds	Schedule of Portfolio Investments
NestEgg Dow Jones 2040 Fund	July 31, 2008 - (Unaudited)

	Shares or
Security Description	Principal (Currency Noted)	Value ($)
Pacific Basin Shipping Ltd.	885	1,257
Packaging Corporation of America	214	5,461
Pall Corp.	292	11,803
Panalpina Welttransport Holdings AG	7	579
Park Electrochemical Corp.	93	2,357
Parker Hannifin Corp.	352	21,711
Pentair, Inc.	243	8,413
Plexus Corp. (a)	140	3,990
Precision Castparts Corp.	67	6,260
Regal-Beloit Corp.	161	6,722
Republic Services, Inc.	423	13,748
Rexam PLC	128	964
Rheinmetall AG	15	920
Rieter Holding AG	2	637
Rinnai Corp.	44	1,595
Rockwell Automation, Inc.	253	11,261
Rockwell Collins, Inc.	337	16,746
Rolls-Royce Group PLC	336	2,385
Roper Industries, Inc.	203	12,420
Royal Philips NV	213	7,137
Ryder System, Inc.	152	10,026
Sacyr Vallehermoso SA	28	570
Safran SA	52	883
Sagami Railway Co. Ltd.	399	1,494
Sankyu, Inc.	262	1,297
Sanmina-SCI Corp. (a)	4,082	7,225
Sanwa Holdings Corp.	221	858
Sanyo Electric Co. Ltd. (a)	845	1,895
Schindler Holding AG	20	1,374
Schneider Electric SA	45	5,013
Sealed Air Corp.	413	8,962
Seino Holdings Corp.	135	803
SembCorp. Industries Ltd.	348	1,150
SembCorp. Marine Ltd.	487	1,492
Sharp Corp.	435	6,072
Shima Seiki Manufacturing Ltd.	30	752
Shimizu Corp.	290	1,172
Siemens AG	157	19,189
SIG PLC	49	429
Sims Group Ltd.	58	1,814

NestEgg Dow Jones Target Date Funds	Schedule of Portfolio Investments
NestEgg Dow Jones 2040 Fund	July 31, 2008 - (Unaudited)

	Shares or
Security Description	Principal (Currency Noted)	Value ($)
Singapore Post Ltd.	1,598	1,215
Singapore Technologies Engineering Ltd.	537	1,092
Skanska AB	74	963
SMC Corp.	25	2,503
Snap-On, Inc.	381	21,446
SNC-Lavalin Group, Inc.	36	1,958
SonoCo. Products Co.	237	7,731
Spirit Aerosystems Holdings, Inc. (a)	566	12,260
SPX Corp.	100	12,678
Stanley Electric Co. Ltd.	73	1,506
The Stanley Works	195	8,674
Star Micronics Co. Ltd.	44	624
Stericycle, Inc. (a)	173	10,337
STX Pan Ocean Co. Ltd.	845	1,644
Sulzer AG	10	1,206
Sumitomo Electric Industries Ltd.	302	3,692
Sumitomo Heavy Industries Ltd.	240	1,517
Tadano Ltd.	91	816
Taiheiyo Cement Corp.	379	755
Taisei Corp.	426	1,038
Taiyo Yuden Co. Ltd.	60	611
Techtronic Industries Co.	1,101	1,047
Teekay Corp.	108	4,716
Teledyne Technologies, Inc. (a)	163	10,253
Teleflex, Inc.	232	14,226
Tenaris SA	87	2,659
Terex Corp. (a)	217	10,271
Tetra Tech, Inc. (a)	541	15,543
Texas Industries, Inc.	182	9,409
Textron, Inc.	90	3,912
Thales SA	23	1,307
The Brink's Co.	267	18,412
The Manitowoc Co., Inc.	248	6,537
The Shaw Group, Inc. (a)	78	4,508
The Weir Group PLC	87	1,539
THK Co. Ltd.	55	986
Thomas & Betts Corp. (a)	121	5,007
Tidewater, Inc.	69	4,136
Timken Co.	182	6,010
Titan Cement Co. SA	25	992

NestEgg Dow Jones Target Date Funds	Schedule of Portfolio Investments
NestEgg Dow Jones 2040 Fund	July 31, 2008 - (Unaudited)

	Shares or
Security Description	Principal (Currency Noted)	Value ($)
TNT NV	72	2,534
Tobu Railway Co. Ltd.	342	1,563
Toda Corp.	240	830
Toho Zinc Co. Ltd.	136	598
Tokyo Seimitsu Co. Ltd.	39	570
Tokyu Corp.	421	2,330
Toll Holdings Ltd.	241	1,493
Tomkins PLC	272	668
Toshiba Corp.	1,284	8,403
Toyo Seikan Kaisha Ltd.	77	1,397
Transfield Services Ltd.	135	954
Transpacific Industries Group Ltd.	114	773
Transport International Holding Ltd.	243	972
Travis Perkins PLC	34	387
Tredegar Corp.	191	3,129
Trimble Navigation Ltd. (a)	348	11,554
Trinity Industries, Inc.	161	6,060
Tsubakimoto Chain Co.	180	946
Tyco International Ltd.	158	7,040
Ulvac, Inc.	32	1,020
Union Pacific Corp.	184	15,169
United Group Ltd.	82	1,031
United Technologies Corp.	331	21,177
URS Corp. (a)	432	18,109
Ushio, Inc.	69	1,070
UTi Worldwide, Inc.	167	3,038
Vallourec SA	10	2,998
Varian, Inc. (a)	203	10,028
Venture Corp. Ltd.	130	1,036
Vishay Intertechnology, Inc. (a)	408	3,660
Wabtec Corp.	242	13,431
Wartsila Oyj	19	1,165
Waste Connections, Inc. (a)	446	16,230
Waste Management, Inc.	186	6,610
Waters Corp. (a)	212	14,403
Werner Enterprises, Inc.	397	9,453
Wesfarmers Ltd.	277	8,979
Wienerberger AG	19	513
WorleyParsons Ltd.	78	2,350
Worthington Industries, Inc.	606	10,750

NestEgg Dow Jones Target Date Funds	Schedule of Portfolio Investments
NestEgg Dow Jones 2040 Fund	July 31, 2008 - (Unaudited)

	Shares or
Security Description	Principal (Currency Noted)	Value ($)
Yamatake Corp.	43	1,040
Yamato Holdings Co. Ltd.	178	2,231
Yaskawa Electric Corp.	107	909
YIT OYJ	41	705
Yokogawa Electric Corp.	96	813
YRC Worldwide, Inc. (a)	578	9,768
Zardoya Otis SA	46	953
Zebra Technologies Corp. (a)	139	4,283
Zodiac SA	18	811
		2,362,242

Technology (6.30%)
ACI Worldwide, Inc. (a)	297	5,809
Actel Corp. (a)	249	3,424
Activision Blizzard, Inc. (a)	561	20,185
Adobe Systems, Inc. (a)	300	12,405
Advanced Micro Devices, Inc. (a)	1,050	4,421
Advent Software, Inc. (a)	94	4,093
Affiliated Computer Services, Inc. (a)	188	9,062
Agilysys, Inc.	207	2,484
Altera Corp.	726	15,936
Amkor Technology, Inc. (a)	1,046	9,163
Ansys, Inc. (a)	453	20,784
Apple, Inc. (a)	520	82,654
Applied Materials, Inc.	717	12,418
ARM Holdings PLC	435	828
ASM Pacific Technology Ltd.	142	1,024
ASML Holding NV	76	1,761
ATMI, Inc. (a)	173	3,898
Atos Origin SA	22	1,278
Autodesk, Inc. (a)	462	14,733
Autonomy Corp. PLC (a)	77	1,634
Avid Technology, Inc. (a)	206	4,555
Axcelis Technologies, Inc. (a)	687	3,449
BMC Software, Inc. (a)	400	13,156
Broadcom Corp. (a)	288	6,996
Broadridge Financial Solutions, Inc.	182	3,767
Brocade Communications Systems, Inc. (a)	875	5,906
Brooks Automation, Inc. (a)	454	3,546
CA, Inc.	227	5,416

NestEgg Dow Jones Target Date Funds	Schedule of Portfolio Investments
NestEgg Dow Jones 2040 Fund	July 31, 2008 - (Unaudited)

	Shares or
Security Description	Principal (Currency Noted)	Value ($)
Cabot Microelectronics Corp. (a)	120	4,685
CACI International, Inc. (a)	154	6,924
Cadence Design Systems, Inc. (a)	283	2,091
Canon, Inc.	496	22,804
Cap Gemini SA	27	1,737
Cerner Corp. (a)	124	5,538
CGI Group, Inc. (a)	128	1,363
Citrix Systems, Inc. (a)	416	11,082
Cognizant Technology Solutions (a)	606	17,010
Computer Sciences Corp. (a)	477	22,595
Computershare Ltd.	199	1,640
Compuware Corp. (a)	769	8,459
Conexant Systems, Inc. (a)	325	1,550
Cree, Inc. (a)	444	8,614
CSG Systems International, Inc. (a)	302	5,357
CSK Holdings Corp.	41	815
Cypress Semiconductor Corp. (a)	162	4,415
Dassault Systemes SA	22	1,433
Dell, Inc. (a)	1,227	30,147
Diebold, Inc.	86	3,180
DSP Group, Inc. (a)	218	1,539
DST Systems, Inc. (a)	103	6,224
Dun & Bradstreet Corp.	124	11,983
Electronic Arts, Inc. (a)	157	6,779
Electronics for Imaging (a)	506	7,089
EMC Corp. (a)	1,316	19,753
Emulex Corp. (a)	361	4,068
Entegris, Inc. (a)	888	5,621
Factset Research Systems, Inc.	88	5,075
Fidelity National Information Services, Inc.	413	7,826
Fiserv, Inc. (a)	350	16,737
Formfactor, Inc. (a)	337	5,864
Fujitsu Ltd.	825	6,018
Global Payments, Inc.	159	7,042
Hewlett-Packard Co.	1,518	68,006
HIS, Inc. (a)	68	4,232
Hutchinson Technology, Inc. (a)	178	2,642
IBM Corp.	580	74,228
Ikon Office Solutions, Inc.	673	9,624
Imation Corp.	243	4,632

NestEgg Dow Jones Target Date Funds	Schedule of Portfolio Investments
NestEgg Dow Jones 2040 Fund	July 31, 2008 - (Unaudited)

	Shares or
Security Description	Principal (Currency Noted)	Value ($)
Indra Sistemas SA	50	1,342
Infineon Technologies AG (a)	139	1,054
Informatica Corp. (a)	605	9,795
Intel Corp.	3,426	76,023
International Rectifier Corp. (a)	141	2,380
Intersil Corp.	318	7,673
Intuit, Inc. (a)	656	17,928
Itochu Techno-Solutions Corp.	36	1,008
Jack Henry & Associates, Inc.	732	15,804
Kla-Tencor Corp.	342	12,856
Konami Corp.	58	1,839
Kulicke & Soffa Industries, Inc. (a)	388	2,468
Lam Research Corp. (a)	267	8,782
Lattice Semiconductor Corp. (a)	1,031	2,495
Lenovo Group Ltd.	1,955	1,373
Lexmark International, Inc. (a)	125	4,385
Linear Technology Corp.	468	14,531
LogicaCMG PLC	416	874
Logitech International SA (a)	48	1,283
Maxim Integrated Products, Inc.	163	3,201
MEMC Electronic Materials, Inc. (a)	118	5,453
Mentor Graphics Corp. (a)	522	7,245
Metavante Technologies, Inc. (a)	265	5,899
Micrel, Inc.	435	4,141
Micron Technology, Inc. (a)	1,439	6,950
Micros Systems, Inc. (a)	516	16,347
Microsemi Corp. (a)	469	12,175
Microsoft Corp.	4,968	127,777
Misys PLC	268	908
NCR Corp. (a)	358	9,616
Neopost SA	9	900
NetApp, Inc. (a)	654	16,710
Nomura Research Institute Ltd.	64	1,436
Novell, Inc. (a)	797	4,439
Novellus Systems, Inc. (a)	243	4,950
Nuance Communications, Inc. (a)	177	2,747
Nvidia Corp. (a)	277	3,169
Obic Co. Ltd.	7	1,278
OC Oerlikon Corp. AG (a)	3	739
ON Semiconductor Corp. (a)	588	5,521

NestEgg Dow Jones Target Date Funds	Schedule of Portfolio Investments
NestEgg Dow Jones 2040 Fund	July 31, 2008 - (Unaudited)

	Shares or
Security Description	Principal (Currency Noted)	Value ($)
Oracle Corp. (a)	2,205	47,474
Oracle Corp. Japan	29	1,218
Otsuka Corp.	14	927
Palm, Inc. (a)	727	4,784
Parametric Technology Corp. (a)	1,002	19,409
Paychex, Inc.	171	5,629
Perot Systems Corp. (a)	829	13,861
Photronics, Inc. (a)	264	1,122
Pitney Bowes, Inc.	554	17,556
PMC - Sierra, Inc. (a)	1,880	13,611
QLogic Corp. (a)	379	7,140
Quantum Corp. (a)	1,587	2,603
Quest Software, Inc. (a)	235	3,551
Rambus, Inc. (a)	235	3,892
Red Hat, Inc. (a)	391	8,360
Research In Motion Ltd. (a)	87	10,692
RiCoh Co. Ltd.	293	4,791
Rohm Co. Ltd.	43	2,463
Sage Group PLC	279	1,083
Salesforce.com, Inc. (a)	192	12,248
SAP AG	166	9,636
SEI Investments Co.	295	6,794
Seiko Epson Corp.	65	1,768
Semiconductor Manufacturing, Inc. (a)	10,078	543
Semtech Corp. (a)	433	6,309
Shinko Electric Industries Co.	53	711
Silicon Image, Inc. (a)	711	4,984
Silicon Laboratories, Inc. (a)	363	11,874
Skyworks Solutions, Inc. (a)	1,414	13,376
Square Enix Co. Ltd.	45	1,406
SRA International, Inc. (a)	209	4,588
STMicroelectronics NV	123	1,374
Sun Microsystems, Inc. (a)	347	3,689
Sybase, Inc. (a)	48	1,613
Take-Two Interactive Software, Inc. (a)	364	8,299
TDK Corp.	53	3,193
Teradata Corp. (a)	340	7,963
Teradyne, Inc. (a)	466	4,366
Tessera Technologies, Inc. (a)	316	5,505
Texas Instruments, Inc.	857	20,894

NestEgg Dow Jones Target Date Funds	Schedule of Portfolio Investments
NestEgg Dow Jones 2040 Fund	July 31, 2008 - (Unaudited)

	Shares or
Security Description	Principal (Currency Noted)	Value ($)
Tokyo Electron Ltd.	66	3,732
TomTom NV (a)	20	455
Total System Services, Inc.	503	9,849
Trident Microsystems, Inc. (a)	284	843
TriQuint Semiconductor, Inc. (a)	939	5,287
Unisys Corp. (a)	1,857	6,852
Varian Semiconductor Equipment Associates, Inc. (a)	413	12,068
VeriFone Holdings, Inc. (a)	138	2,064
Western Digital Corp. (a)	559	16,094
Wincor Nixdorf AG	15	1,125
Wind River Systems, Inc. (a)	618	7,249
Xerox Corp.	503	6,861
Xilinx, Inc.	755	18,747
Zoran Corp. (a)	218	1,803
		1,531,028

Utilities (3.87%)
A2A SpA	391	1,415
AGL Energy Ltd.	175	2,202
AGL Resources, Inc.	671	23,190
Algonquin Power Income Fund	54	392
Allegheny Energy, Inc.	314	15,198
Allete, Inc.	175	7,448
Alliant Energy Corp.	112	3,610
Ameren Corp.	560	23,010
American Electric Power Co., Inc.	155	6,123
Aqua America, Inc.	311	4,929
Atmos Energy Corp.	775	20,514
Avista Corp.	507	11,468
Babcock & Brown Infrastructure Group	963	816
Black Hills Corp.	338	10,907
British Energy Group PLC	190	2,747
Canadian Utilities Ltd.	29	1,304
Centerpoint Energy, Inc.	690	10,881
Centrica PLC	683	4,260
China Resources Power Holdings Ltd.	506	1,134
Chubu Electric Power Co., Inc.	295	7,096
Chugoku Electric Power Co., Inc.	117	2,511
Cleco Corp.	530	13,319
CLP Holdings Ltd.	650	5,341

NestEgg Dow Jones Target Date Funds	Schedule of Portfolio Investments
NestEgg Dow Jones 2040 Fund	July 31, 2008 - (Unaudited)

	Shares or
Security Description	Principal (Currency Noted)	Value ($)
CMS Energy Corp.	516	6,966
Consolidated Edison, Inc.	81	3,216
Contact Energy Ltd.	184	1,134
Dominion Resources, Inc.	190	8,394
DPL, Inc.	264	6,700
DTE Energy Co.	423	17,343
Duke Energy Corp.	401	7,050
Dynegy, Inc. (a)	996	6,703
E.ON AG	129	24,703
Edison International	93	4,496
El Paso Electric Co. (a)	429	8,863
Electric Power Development Co.	66	2,563
Electricite de France	43	3,753
Enagas SA	55	1,426
Endesa SA	87	3,881
Enel SpA	780	7,234
Energen Corp.	66	3,973
Energias de Portugal SA	421	2,308
Energy East Corp.	375	9,371
Entergy Corp.	70	7,484
Exelon Corp.	241	18,947
FirstEnergy Corp.	96	7,061
Fortis, Inc.	53	1,400
Fortum Oyj	82	3,635
FPL Group, Inc.	119	7,679
Gas Natural SDG SA	23	1,124
Gaz de France SA	241	15,179
Great Plains Energy, Inc.	446	11,266
Hawaiian Electric Industries, Inc.	720	17,813
Hokkaido Electric Power Co., Inc.	80	1,687
Hokuriku Electric Power Co.	82	2,007
Hong Kong & China Gas Co.	1,592	3,522
HongKong Electric Holdings Ltd.	522	3,038
Iberdrola SA	708	9,675
IdaCorp., Inc.	391	11,656
Integrys Energy Group, Inc.	221	11,284
International Power PLC	279	2,282
ITC Holdings Corp.	277	14,437
Kansai Electric Power Co., Inc.	338	7,879
Kyushu Electric Power Co., Inc.	180	3,804

NestEgg Dow Jones Target Date Funds	Schedule of Portfolio Investments
NestEgg Dow Jones 2040 Fund	July 31, 2008 - (Unaudited)

	Shares or
Security Description	Principal (Currency Noted)	Value ($)
MDU Resources Group, Inc.	398	12,700
National Grid PLC	502	6,645
Nicor, Inc.	105	4,181
NiSource, Inc.	808	13,801
Northeast Utilities	364	9,158
Northumbrian Water Group PLC	212	1,298
Northwest Natural Gas Co.	248	11,222
NorthWestern Corp.	589	14,590
NRG Energy, Inc. (a)	471	17,093
NSTAR	255	8,124
OGE Energy Corp.	216	7,068
Osaka Gas Co. Ltd.	845	3,055
Pennon Group PLC	106	1,345
Pepco Holdings, Inc.	489	12,196
PG&E Corp.	132	5,086
Piedmont Natural Gas Co.	624	16,711
Pinnacle West Capital Corp.	235	7,889
PNM Resources, Inc.	608	7,120
Portland General Electric Co.	520	12,215
PPL Corp.	123	5,776
Progress Energy, Inc.	102	4,316
Public Power Corp. SA	43	1,335
Public Service Enterprise Group, Inc.	278	11,620
Puget Energy, Inc.	280	7,711
Red Electrica de Espana SA	29	1,753
Reliant Energy, Inc. (a)	924	16,734
RWE AG	87	10,432
SCANA Corp.	249	9,011
Scottish & Southern Energy PLC	161	4,473
Sempra Energy	89	4,998
Severn Trent PLC	50	1,319
Shikoku Electric Power Co., Inc.	96	2,527
Sierra Pacific Resources	532	6,033
Snam Rete Gas SpA	236	1,566
Southern Co.	316	11,183
Southern Union Co.	195	5,093
Southwest Gas Corp.	391	11,300
TECO Energy, Inc.	493	9,145
Terna Rete Elettrica Nazionale SpA	382	1,591
The AES Corp. (a)	353	5,697

NestEgg Dow Jones Target Date Funds	Schedule of Portfolio Investments
NestEgg Dow Jones 2040 Fund	July 31, 2008 - (Unaudited)

	Shares or
Security Description	Principal (Currency Noted)		Value ($)
Toho Gas Co. Ltd.		283	1,629
Tohoku Electric Power Co., Inc.		200	4,440
Tokyo Electric Power Co., Inc.		539	14,863
Tokyo Gas Co. Ltd.		954	3,855
TransAlta Corp.		46	1,636
UGI Corp.		903	24,435
Union Fenosa SA		72	1,941
Unisource Energy Corp.		328	10,020
United Utilities Group PLC		127	1,747
United Utilities Group PLC - B Shares (a)		164	552
Vectren Corp.		664	19,389
Veolia Environnement SA		73	3,883
Verbund AG		27	2,153
Westar Energy, Inc.		775	17,112
WGL Holdings, Inc.		428	14,779
Wisconsin Energy Corp.		342	15,431
Xcel Energy, Inc.		1,174	23,550
			939,276

Total Common Stocks (Cost $ 19,484,651)			17,553,312

Corporate Bonds (1.34%)

Basic Materials (0.02%)
Weyerhaeuser Co., 6.95%, 8/1/17	USD	4,000	4,077

Communications (0.14%)
Comcast Corp., 6.50%, 11/15/35	USD	13,000	12,128
Sprint Capital Corp., 8.38%, 3/15/12	USD	7,000	6,878
Verizon Communications, Inc., 7.25%, 12/1/10	USD	15,000	15,851
			34,857

Consumer Goods (0.16%)
Anheuser-Busch Companies, Inc., 5.05%, 10/15/16	USD	4,000	3,617
Coca-Cola Enterprises, 8.50%, 2/1/22	USD	4,000	4,841
Conagra Foods, Inc., 6.75%, 9/15/11	USD	4,000	4,138
Kimberly-Clark Corp., 5.00%, 8/15/13	USD	7,000	7,174
KOHLS Corp., 6.00%, 1/15/33	USD	8,000	6,202
Macy's Retail Holdings, Inc., 5.75%, 7/15/14	USD	4,000	3,571

NestEgg Dow Jones Target Date Funds	Schedule of Portfolio Investments
NestEgg Dow Jones 2040 Fund	July 31, 2008 - (Unaudited)

	Shares or
Security Description	Principal (Currency Noted)		Value ($)
Procter & Gamble Co., 4.95%, 8/15/14	USD	5,000	5,101
Target Corp., 5.88%, 3/1/12	USD	4,000	4,139
			38,783

Energy (0.02%)
Kinder Morgan Energy Partners LP, 7.75%, 3/15/32	USD	4,000	4,281

Financial (0.48%)
Allstate Corp., 7.20%, 12/1/09	USD	4,000	4,148
American General Finance, 5.38%, 10/1/12	USD	13,000	11,350
Citigroup, Inc., 6.63%, 1/15/28	USD	14,000	12,763
Conocophillips Canada, 5.63%, 10/15/16	USD	14,000	14,224
Credit Suisse USA, Inc., 6.13%, 11/15/11	USD	13,000	13,342
John Hancock Glob Fdg II, 7.90%, 7/2/10 *	USD	5,000	5,330
JPMC Capital XVIII, 6.95%, 8/17/36	USD	15,000	12,945
Lehman Brothers Holdings, Inc., 6.63%, 1/18/12	USD	4,000	3,926
Morgan Stanley, 6.75%, 4/15/11	USD	9,000	9,147
National Rural Utilities, 7.25%, 3/1/12	USD	7,000	7,438
Prudential Financial, Inc., 5.10%, 9/20/14	USD	4,000	3,781
U.S. Bank NA, 6.38%, 8/1/11	USD	4,000	4,177
Wachovia Bank NA, 7.80%, 8/18/10	USD	7,000	7,121
Wells Fargo & Co., 4.63%, 8/9/10	USD	8,000	8,071
			117,763

Healthcare (0.06%)
Abbott Laboratories, 5.60%, 11/30/17	USD	10,000	10,086
Wyeth, 5.50%, 2/1/14	USD	5,000	5,059
			15,145

Industrial (0.33%)
Boeing Co., 6.13%, 2/15/33	USD	4,000	3,947
Burlington Northern Santa Fe, 7.00%, 12/15/25	USD	4,000	4,093
General Electric Co., 5.00%, 2/1/13	USD	20,000	20,110
Norfolk Southern Corp., 6.20%, 4/15/09	USD	42,000	42,576
Union Pacific Corp., 4.88%, 1/15/15	USD	9,000	8,460
			79,186

Utilities (0.13%)
Duke Energy Carolinas LLC, 6.25%, 1/15/12	USD	4,000	4,185
Exelon Corporation, 4.90%, 6/15/15	USD	4,000	3,664

NestEgg Dow Jones Target Date Funds	Schedule of Portfolio Investments
NestEgg Dow Jones 2040 Fund	July 31, 2008 - (Unaudited)

	Shares or
Security Description	Principal (Currency Noted)		Value ($)
Florida Power & Light Co., 5.95%, 10/1/33	USD	20,000	19,575
Southern Power Co., 4.88%, 7/15/15	USD	4,000	3,762
			31,186

Total Corporate Bonds (Cost $ 336,656)			325,278

U.S. Government Agency Pass-Through Securities (1.42%)

Federal National Mortgage Association (0.97%)
6.00%, 6/1/17, Pool #555004	USD	3,521	3,612
5.50%, 8/1/17, Pool #826283	USD	2,383	2,415
5.00%, 5/1/18, Pool #703444	USD	5,495	5,403
4.50%, 1/1/19, Pool #735057	USD	4,259	4,152
5.00%, 1/1/19, Pool #255077	USD	7,423	7,372
5.00%, 12/1/19, Pool #745369	USD	2,625	2,607
5.50%, 3/1/20, Pool #735405	USD	4,846	4,867
5.00%, 6/1/20, Pool #839333	USD	11,224	11,034
4.50%, 9/1/20, Pool #839289	USD	4,446	4,301
5.50%, 12/1/20, Pool #850811	USD	29,742	29,872
5.00%, 12/1/26, Pool #256570	USD	15,963	15,405
6.00%, 10/1/32, Pool #667994	USD	10,138	10,252
5.00%, 8/1/33, Pool #713679	USD	52,511	49,903
5.50%, 9/1/33, Pool #254869	USD	34,256	33,726
6.00%, 9/1/33, Pool #736937	USD	4,014	4,037
5.50%, 4/1/34, Pool #725424	USD	20,750	20,325
7.00%, 4/1/34, Pool #780703	USD	5,501	5,786
5.00%, 5/1/34, Pool #768230	USD	6,584	6,257
6.00%, 4/1/35, Pool #735503	USD	3,804	3,842
4.34%, 10/1/35, Pool #836206		9,633	9,631
			234,799

Federal Home Loan Mortgage Corporation (0.35%)
4.00%, 6/1/18, Pool #E01401	USD	7,126	6,707
4.50%, 1/1/19, Pool #B11878	USD	10,737	10,453
5.00%, 8/1/33, Pool #A12886	USD	6,577	6,285
5.50%, 8/1/33, Pool #A11851	USD	8,944	8,797
6.50%, 12/1/33, Pool #A16523	USD	8,846	9,143
6.00%, 7/1/34, Pool #A24370	USD	7,771	7,844
5.50%, 10/1/34, Pool #A27526	USD	8,113	7,986

NestEgg Dow Jones Target Date Funds	Schedule of Portfolio Investments
NestEgg Dow Jones 2040 Fund	July 31, 2008 - (Unaudited)

	Shares or
Security Description	Principal (Currency Noted)		Value ($)
5.50%, 10/1/35, Pool #A39170	USD	14,129	13,860
5.50%, 11/1/35, Pool #A47728	USD	13,848	13,584
			84,659

Government National Mortgage Association (0.10%)
6.00%, 2/15/32, Pool #569704	USD	16,759	17,019
5.50%, 4/15/33, Pool #603566	USD	3,408	3,394
5.50%, 4/15/34, Pool #626116	USD	2,445	2,432
6.00%, 9/20/34, Pool #2 3611	USD	3,683	3,725
			26,570

Total U.S. Government Agency Pass-Through Securities (Cost $ 346,120)			346,028

U.S. Government Agency Securities (0.29%)

Federal National Mortgage Association (0.08%)
4.50%, 10/15/08	USD	10,000	10,039
6.63%, 9/15/09	USD	10,000	10,401
			20,440

Federal Home Loan Bank (0.04%)
4.63%, 11/21/08	USD	10,000	10,058

Federal Home Loan Mortgage Corporation (0.17%)
4.63%, 12/19/08	USD	10,000	10,073
4.75%, 1/18/11	USD	10,000	10,324
4.75%, 1/19/16	USD	20,000	20,397
			40,794

Total U.S. Government Agency Securities (Cost $ 69,758)			71,292

U.S. Treasury Obligations (1.08%)

U.S. Treasury Bonds (0.24%)
6.00%, 2/15/26	USD	25,000	29,127
5.25%, 11/15/28	USD	28,000	30,122
			59,249

NestEgg Dow Jones Target Date Funds	Schedule of Portfolio Investments
NestEgg Dow Jones 2040 Fund	July 31, 2008 - (Unaudited)

	Shares or
Security Description	Principal (Currency Noted)		Value ($)
U.S. Treasury Notes (0.84%)
4.00%, 6/15/09	USD	86,000	87,297
4.00%, 4/15/10	USD	34,000	34,908
4.88%, 2/15/12	USD	16,000	17,020
4.25%, 8/15/15	USD	60,000	62,630
			201,855

Total U.S. Treasury Obligations (Cost $ 252,030)			261,104

Foreign Government Agency Securities (1.48%)

Belgium (0.06%)
Belgium Kingdom, 5.50%, 9/28/17	EUR	9,000	14,950

France (0.16%)
France O.A.T (French Government Bond), 3.75%, 4/25/17	EUR	27,000	39,880

Germany (0.21%)
Bundesobligation (German Government Bond), 4.00%, 4/13/12	EUR	33,000	51,013

Italy (0.19%)
Buoni Poliennali Del Tesoro (Italian Government Bond), 5.25%, 8/01/17	EUR	28,000	45,118

Japan (0.62%)
Japan Government Bond, 1.50%, 6/20/12	JPY	15,900,000	150,032

Netherlands (0.07%)
Netherlands Government Bond, 4.00%, 7/15/16	EUR	11,000	16,617

Spain (0.07%)
Bonos Y Oblig Del Estado (Spanish Government Bond), 5.50%, 7/30/17	EUR	11,000	18,194

United Kingdom (0.10%)
United Kingdom Treasury Bond, 4.00%, 9/07/16	GBP	13,000	24,497

Total Foreign Government Agency Securities (Cost $ 322,761)			360,301

Preferred Stocks (0.05%)

Communications (0.00%)†
ProSiebenSat.1 Media AG		36	306

NestEgg Dow Jones Target Date Funds	Schedule of Portfolio Investments
NestEgg Dow Jones 2040 Fund	July 31, 2008 - (Unaudited)

	Shares or
Security Description	Principal (Currency Noted)	Value ($)
Consumer, Cyclical (0.02%)
Bayerische Motoren Werke AG	26	955
Porsche Automobil Holding SE	20	3,017
Volkswagen	20	3,121
		7,093

Consumer, Non-cyclical (0.01%)
Henkel KGaA	33	1,319
Ito En Ltd.	12	126
		1,445

Financial (0.00%)†
Unipol Gruppo Finanziario SpA	409	826

Healthcare (0.01%)
Fresenius SE	16	1,298

Utilities (0.01%)
RWE AG	14	1,343

Total Preferred Stocks (Cost $ 14,488)		12,311

Rights and Options (0.01%)

Financial (0.00%)†
Bradford & Bingley PLC (a)	205	10
China Overseas Land & Investments Ltd. (a)	117	23
HBOS PLC (a)	279	3
		36

Industrial (0.00%)†
Zardoya Otis SA (a)	42	86

Utilities (0.01%)
Suez Environnement SA (a)	215	1,547

Total Rights and Options (Cost $ 1,814)		1,669

NestEgg Dow Jones Target Date Funds	Schedule of Portfolio Investments
NestEgg Dow Jones 2040 Fund	July 31, 2008 - (Unaudited)

	Shares or
Security Description	Principal (Currency Noted)	Value ($)
Investment Companies (8.61%)

BLDRS Emerging Markets 50 ADR Index Fund - ETF	8,970	425,537
iShares MSCI Emerging Markets Index Fund - ETF	29,916	1,275,917
Vanguard Emerging Markets ETF	8,742	388,844
Total Investment Companies (Cost $ 2,121,052)		2,090,298

Money Markets (12.89%)

American Beacon Money Market Fund	2,638,195	2,638,195
Dreyfus Cash Management	155,787	155,787
Dreyfus Cash Management Plus	337,469	337,469
Total Money Market (Cost $ 3,131,451)		3,131,451

Total Investments
(Cost $ 26,080,781) (b) – 99.45%		24,153,044

Other assets in excess of liabilities – 0.55%		133,176

NET ASSETS – 100.00%		24,286,220

(a) Non-income producing security.
(b) See notes to financial statements for tax unrealized appreciation (depreciation) of securities.
* Rule 144A, Section 4(2) on the other security which is restricted as to resale to institutional investors.
† Rounds to less than 0.01%.
†† Denotes tracking stocks.
ETF - Exchange Traded Fund
EUR - European Monetary Unit (Euro)
GBP - Great British Pound
JPY - Japanese Yen
USD - United States Dollar

American Independence Funds Trust
Notes to Schedules of Portfolio Investments
July 31, 2008
(Unaudited)

1.	Organization:

The American Independence Funds Trust (the “Trust”) was established as a Delaware business trust on October 7, 2004 as Adventus Funds Trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust was subsequently renamed on June 10, 2005 as Arrivato Funds Trust. Effective March 2, 2006, the name of the Trust was changed to American Independence Funds Trust in connection with the Trust’s reorganization and merger with the former American Independence Funds Trust.

The Trust currently offers thirteen (13) series, or mutual funds, each with its own investment objectives and strategies. This report contains the schedules of portfolio investments of each of the thirteen series (individually, a “Fund”; collectively, the “Funds”).

2.	Significant Accounting Policies:

The following is a summary of significant accounting policies followed by the Trust in the preparation of its Schedules of Portfolio Investments. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of schedules of portfolio investments requires management to make estimates and assumptions that affect the amounts reported for the date of the schedules of portfolio investments. Actual results could differ from those estimates.

Investment Valuation

Portfolio securities listed or traded on domestic securities exchanges or the NASDAQ/NMS are valued at the last sales price as of the close of regular trading on the New York Stock Exchange, usually 4:00 p.m. Eastern Time (“Valuation Time”). If there have been no sales for that day on any exchange or system for a security, the security is valued at the mean between the closing bid and asked quotes on the exchange or system where the security is principally traded or at the NASDAQ official closing price, if applicable. Debt securities held by a Fund generally are valued based on mean prices as of the close of trading on the principal market in which they trade, usually 3:00 p.m. Eastern Time. Short-term debt investments having maturities of 60 days or less are valued at amortized cost, which approximates fair value. Investments in investment companies are valued at their net asset values as reported by such companies. The differences between cost and fair values of such investments are reflected as unrealized appreciation or depreciation.

Most securities listed on a foreign exchange are valued either at the last sale price at the close of the exchange on which the security is principally traded or at fair value (see description below). Foreign securities, currencies, and other assets and liabilities denominated in foreign currencies are translated into U.S. Dollars at the exchange rate of said currencies against the U.S. Dollar, as of Valuation Time, as provided by an independent pricing service approved by the Board of Trustees.

Securities for which market quotations are not readily available are valued at fair value by American Independence Financial Services, LLC (“AIFS” or the “Adviser”) or the Sub-Adviser in accordance with guidelines approved by the Trust’s Board of Trustees. The Funds typically value securities using market quotations or information furnished by a pricing service. However, when market quotations are not available, or when the Adviser has reason to believe that available quotations may not be accurate, the Funds may value securities according to methods that are approved by the Funds’ Board of Trustees and which are intended to reflect fair value. Fair valuation involves subjective judgments, and it is possible that the fair value determined for a security may differ materially from the value that could be realized upon the sale of the security. For example, the Funds may use fair value methods if a security’s value is believed to have been materially affected by a significant event, such as a natural disaster, a bankruptcy filing, or a substantial fluctuation in domestic or foreign markets, that occurs after the close of the security’s major trading exchange. In such a case, a Fund’s value for a security is likely to be different from the last quoted market or pricing service price. The factors to be considered in fair valuing a security include: fundamental analytical data, market conditions, yields of similar securities, trade activity of similar securities and pricing history. Securities may be valued by independent pricing services, approved by the Trust’s Board of Trustees, which use prices provided by market makers or estimates of fair value obtained from yield data relating to instruments or securities with similar characteristics.

Financial Futures Contracts

Certain of the Funds may enter into financial futures contracts with financial institutions which AIFS deems creditworthy. Hedging theoretically reduces market risk, and exposure exists to the extent there is a related imperfect correlation of the price of futures contracts with the underlying risk. Futures contracts traded on an exchange shall be valued at the settlement price on the futures’ exchange on which the particular futures contract is traded.

Securities Purchased on a When-issued Basis

Each Fund may purchase securities on a “when-issued” basis. When-issued securities are securities purchased for delivery beyond the normal settlement date at a stated price and/or yield, thereby involving the risk that the price and/or yield obtained may be more or less than those available in the market when delivery takes place. At the time a Fund makes the commitment to purchase a security on a when-issued basis, the Fund records the transaction and reflects the value of the security in determining net asset value. Normally, the settlement date occurs within one month of the purchase. No payment is made by the Fund and no interest accrues to the Fund during the period between purchase and settlement. The Fund establishes a segregated account in which it maintains cash and marketable securities at least equal in value to commitments for when-issued securities.

Forward Foreign Currency Exchange Contracts

Certain of the Funds may enter into forward foreign currency exchange contracts with counterparties which AIFS has deemed creditworthy. A forward foreign exchange contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated forward rate. These contracts are valued daily, and the Fund’s net equity therein, representing unrealized gain or loss on the contracts as measured by the difference between the forward foreign exchange rate at the dates of entry into the contracts and the forward rates at the reporting date, is included in the Schedules of Portfolio Investments as unrealized gains and losses. Risks may arise from the potential inability of a counterparty to meet the terms of a contract and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar.

Investment Transactions

During the period, security transactions are accounted for no later than one business day following the trade date. For financial reporting purposes, however, security transactions are accounted for on trade date on the last business day of the reporting period.

Net Asset Value

The net asset values of each Funds are determined by adding for each Fund the values of all of its assets (including investment securities and unrealized gains from financial futures contracts and from forward foreign currency contracts) and from which is subtracted the values of all of the Fund's liabilities (including investment securities sold short and unrealized losses from financial futures contracts and from forward foreign currency contracts). These net asset values are calculated by the Fund's Accounting Agent as of 4:00 p.m. Eastern time (unless the markets close early) on each Business Day (as that term is defined in the Trust's registration statement) for each Fund. “Other assets in excess of liabilities” or “Liabilities in excess of other assets” represents the difference between the aggregate fair value of the Fund’s portfolio of investment securities and the net asset value of that Fund.

3.	Federal Income Tax Information:

At July 31, 2008, the cost, gross unrealized appreciation and gross unrealized depreciation on securities, for federal income tax purposes, were as follows:

		Tax Unrealized	Tax Unrealized	Net Unrealized
	Tax Cost	Appreciaton	Depreciation	Appreciation (Depreciation)
Stock Fund	$84,477,409	$21,860,608	$(6,332,544)	$15,528,064
Financial Services Fund	1,800,793	168,917	(262,075)	(93,158)
International Equity Fund	95,315,518	16,900,011	(6,953,706)	9,946,305
Short-Term Bond Fund	186,215,270	1,482,878	(8,104,871)	(6,621,993)
Intermediate Bond Fund	43,424,999	271,414	(403,491)	(132,077)
Kansas Tax-Exempt Bond Fund	197,915,606	2,696,535	(1,812,882)	883,653
Global Inflation-Indexed Hedged Fund	12,787,576	208,014	(790,499)	(582,485)
U.S. Inflation-Indexed Fund	103,414,430	894,114	(1,139,041)	(244,927)

NestEgg Dow Jones 2010 Target Date Fund	8,247,105	288,051	(461,374)	(173,323)
NestEgg Dow Jones 2015 Target Date Fund	12,379,075	638,477	(1,066,905)	(428,428)
NestEgg Dow Jones 2020 Target Date Fund	34,418,270	1,906,847	(3,536,879)	(1,630,032)
NestEgg Dow Jones 2030 Target Date Fund	24,230,774	1,494,848	(3,017,921)	(1,523,073)
NestEgg Dow Jones 2040 Target Date Fund	26,196,019	1,635,031	(3,678,006)	(2,042,975)

Item 2. Controls and Procedures.

(a) The Registrant’s principal executive officer and principal financial officer concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) were effective as of a date within 90 days prior to the filing date of this report (the “Evaluation Date”), based on their evaluation of the effectiveness of the Registrant’s disclosure controls and procedures as of the Evaluation Date.

(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the Registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

(a) Certification of principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is attached hereto as Exhibit 99CERT.

SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	American Independence Funds Trust.
By (Signature and Title)	/s/ Eric M. Rubin
Eric M. Rubin, President
Date	9/29/08

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Eric M. Rubin
Eric M. Rubin, President
Date	9/29/08
By (Signature and Title)	/s/ Susan L. Silva
Susan L. Silva, Treasurer
Date	9/29/08